UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-07584

                               Rydex Series Funds
   ---------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                         9601 Blackwell Road, Suite 500
                            Rockville, Maryland 20850
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Carl G. Verboncoeur
                               Rydex Series Funds
                         9601 Blackwell Road, Suite 500
                            Rockville, Maryland 20850
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 301-296-5100

                     Date of fiscal year end: March 31, 2008

                     Date of reporting period: June 30, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.



NOVA FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          June 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 85.9%

FINANCIALS 17.7%
   Bank of America Corp.                                73,890   $    3,612,482
   J.P. Morgan Chase & Co.                              60,290        2,921,050
   Citigroup, Inc.                                      51,820        2,657,848
   Wells Fargo & Co.                                    65,030        2,287,105
   Wachovia Corp.+                                      38,760        1,986,450
   American International Group, Inc.                   24,550        1,719,236
   Travelers Cos, Inc.                                  22,370        1,196,795
   Hartford Financial Services Group, Inc.              11,340        1,117,103
   Capital One Financial Corp.+                         14,130        1,108,357
   ACE Ltd.                                             16,150        1,009,698
   PNC Financial services group, Inc.                   13,710          981,362
   Lincoln National Corp.                               13,670          969,887
   XL Capital Ltd.+                                     11,320          954,163
   Mellon Financial Corp.+                              21,220          933,680
   Genworth Financial, Inc. -- Class A+                 26,010          894,744
   Northern Trust Corp.                                 13,730          882,015
   National City Corp.+                                 25,390          845,995
   M&T Bank Corp.                                        7,460          797,474
   E*Trade Financial Corp.*                             35,080          774,917
   ProLogis+                                            12,910          734,579
   Regions Financial Corp.+                             21,670          717,277
   Allstate Corp.+                                      11,210          689,527
   Loews Corp.                                          12,360          630,113
   Janus Capital Group, Inc.+                           21,250          591,600
   MGIC Investment Corp.+                                9,790          556,659
   Goldman Sachs Group, Inc.                             2,330          505,028
   Assurant, Inc.                                        8,520          501,998
   Morgan Stanley                                        5,880          493,214
   Merrill Lynch & Co., Inc.                             5,840          488,107
   Franklin Resources, Inc.+                             3,550          470,269
   Zions Bancorporation                                  6,050          465,306
   Charles Schwab Corp.                                 21,160          434,203
   SAFECO Corp.+                                         6,300          392,238
   American Express Co.                                  4,980          304,676
   Boston Properties, Inc.+                              2,560          261,453
   KeyCorp                                               6,690          229,668
   Host Hotels & Resorts, Inc.+                          6,900          159,528
   U.S. Bancorp                                          4,660          153,547
   Fannie Mae+                                           1,640          107,141
   Countrywide Financial Corp.+                          2,590           94,147
TOTAL FINANCIALS                                                     36,630,639
                                                                 --------------

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
INFORMATION TECHNOLOGY 13.1%
   Microsoft Corp.                                      91,700   $    2,702,399
   International Business Machines Corp.+               24,450        2,573,362
   Hewlett-Packard Co.                                  51,560        2,300,607
   Cisco Systems, Inc.*                                 74,410        2,072,318
   Oracle Corp.*                                        67,320        1,326,877
   Motorola, Inc.+                                      70,750        1,252,275
   Applied Materials, Inc.+                             56,048        1,113,674
   Intel Corp.                                          44,050        1,046,628
   Xerox Corp.*                                         51,140          945,067
   Electronic Data Systems Corp.                        32,260          894,570
   VeriSign, Inc.*                                      27,320          866,864
   Avaya, Inc.*                                         51,470          866,755
   Fiserv, Inc.*                                        14,670          833,256
   Compuware Corp.*                                     68,520          812,647
   Teradyne, Inc.*+                                     45,450          799,011
   Apple Computer, Inc.*                                 6,450          787,158
   Tellabs, Inc.*                                       71,380          768,049
   Google, Inc. -- Class A*                              1,420          743,200
   Novellus Systems, Inc.*+                             25,620          726,839
   Convergys Corp.*                                     29,960          726,230
   LSI Logic Corp.*                                     91,890          690,094
   Lexmark International, Inc.*+                        11,580          571,010
   Jabil Circuit, Inc.                                  18,640          411,385
   Texas Instruments, Inc.                               9,050          340,551
   NCR Corp.*+                                           5,610          294,749
   Nvidia Corp.*                                         6,380          263,558
   Qualcomm, Inc.                                        4,940          214,347
   Dell, Inc.*                                           3,450           98,498
TOTAL INFORMATION TECHNOLOGY                                         27,041,978
                                                                 --------------

HEALTH CARE 10.2%
   Pfizer, Inc.                                        120,700        3,086,299
   Johnson & Johnson, Inc.                              30,580        1,884,339
   Amgen, Inc.*                                         27,890        1,542,038
   UnitedHealth Group, Inc.                             29,850        1,526,529
   WellPoint, Inc.*                                     17,070        1,362,698
   Schering-Plough Corp.                                42,310        1,287,916
   Aetna, Inc.                                          20,580        1,016,652
   Zimmer Holdings, Inc.*                               11,440          971,142
   Humana, Inc.*                                        13,810          841,167
   Biogen Idec, Inc.*                                   15,490          828,715
   Coventry Health Care, Inc.*                          14,340          826,701
   Forest Laboratories, Inc.*                           17,310          790,201
   Thermo Fisher Scientific, Inc.*                      15,230          787,696
   King Pharmaceuticals, Inc.*+                         37,340          763,976
   Merck & Co., Inc.                                    14,800          737,040
   Mylan Laboratories, Inc.+                            40,340          733,785


--------------------------------------------------------------------------------

NOVA FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          June 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
   Baxter International, Inc.                           10,140   $      571,288
   Bausch & Lomb, Inc.                                   7,170          497,885
   Abbott Laboratories                                   7,540          403,767
   Wyeth                                                 5,240          300,462
   Laboratory Corporation of America Holdings*+          1,700          133,042
   Bristol-Myers Squibb Co.                              2,880           90,893
   Medtronic, Inc.+                                      1,620           84,013
   Eli Lilly & Co.                                         720           40,234
TOTAL HEALTH CARE                                                    21,108,478
                                                                 --------------

INDUSTRIALS 10.0%
   General Electric Co.                                117,320        4,491,010
   Tyco International Ltd.                              47,990        1,621,582
   Lockheed Martin Corp.                                11,990        1,128,619
   General Dynamics Corp.                               14,210        1,111,506
   Northrop Grumman Corp.                               14,240        1,108,869
   Union Pacific Corp.                                   9,580        1,103,137
   CSX Corp.                                            21,630          975,081
   Norfolk Southern Corp.                               17,730          932,066
   Cummins, Inc.                                         9,140          925,060
   Cooper Industries Ltd. -- Class A                    15,990          912,869
   Eaton Corp.+                                          9,750          906,750
   Dover Corp.                                          16,530          845,510
   Parker Hannifin Corp.                                 8,310          813,632
   Raytheon Co.                                         13,680          737,215
   L-3 Communications Holdings, Inc.                     5,400          525,906
   RR Donnelley & Sons Co.                              11,910          518,204
   United Technologies Corp.                             4,610          326,987
   Boeing Co.                                            3,170          304,827
   Allied Waste Industries, Inc.*                       22,480          302,581
   United Parcel Service, Inc. -- Class B                4,080          297,840
   Paccar, Inc.+                                         3,260          283,750
   Terex Corp.*                                          3,240          263,412
   Danaher Corp.+                                        2,110          159,305
   3M Co.+                                               1,490          129,317
   Ingersoll-Rand Co. -- Class A                           170            9,319
TOTAL INDUSTRIALS                                                    20,734,354
                                                                 --------------

ENERGY 9.4%
   Exxon Mobil Corp.                                    79,450        6,664,266
   ConocoPhillips                                       31,130        2,443,705
   Chevron Corp.+                                       22,308        1,879,226
   Occidental Petroleum Corp.+                          24,110        1,395,487
   Valero Energy Corp.                                  16,920        1,249,711
   Marathon Oil Corp.                                   20,720        1,242,371

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
   National-Oilwell Varco, Inc.*+                        9,960   $    1,038,230
   El Paso Corp.                                        51,750          891,653
   ENSCO International, Inc.                            14,030          855,970
   Halliburton Co.                                      21,530          742,785
   Anadarko Petroleum Corp.                             10,470          544,335
   Schlumberger Ltd.+                                    6,320          536,821
TOTAL ENERGY                                                         19,484,560
                                                                 --------------

CONSUMER DISCRETIONARY 9.1%
   The Walt Disney Co.+                                 47,990        1,638,379
   Time Warner, Inc.                                    53,583        1,127,386
   CBS Corp.                                            31,640        1,054,245
   DIRECTV Group, Inc.*                                 41,220          952,594
   Comcast Corp. -- Class A*+                           33,280          935,834
   Kohl's Corp.*                                        13,150          934,044
   Macy's, Inc.                                         22,060          877,547
   Gannett Co., Inc.+                                   15,370          844,581
   Sherwin-Williams Co.                                 11,720          779,028
   Stanley Works+                                       12,670          769,069
   Dillard's, Inc. -- Class A+                          19,600          704,228
   EW Scripps Co. -- Class A+                           15,240          696,316
   KB HOME+                                             17,010          669,684
   IAC/InterActiveCorp*+                                18,643          645,234
   Apollo Group, Inc. -- Class A*+                      10,550          616,437
   OfficeMax, Inc.                                      13,940          547,842
   Lennar Corp. -- Class A+                             14,190          518,786
   Carnival Corp.+                                      10,486          511,402
   Big Lots, Inc.*+                                     15,810          465,130
   Nordstrom, Inc.+                                      8,939          456,962
   Home Depot, Inc.+                                    10,200          401,370
   TJX Cos., Inc.                                       13,810          379,775
   The Gap, Inc.                                        17,100          326,610
   McDonald's Corp.                                      6,004          304,763
   Office Depot, Inc.*                                   9,920          300,576
   Harley-Davidson, Inc.                                 5,010          298,646
   Leggett & Platt, Inc.+                               13,350          294,368
   Hilton Hotels Corp.+                                  5,750          192,453
   J.C. Penney Co., Inc.                                 2,510          181,674
   Mattel, Inc.+                                         6,528          165,093
   Tribune Co.                                           5,290          155,526
   News Corp. -- Class A                                 2,140           45,389
   Target Corp.                                            550           34,980
TOTAL CONSUMER DISCRETIONARY                                         18,825,951
                                                                 --------------

CONSUMER STAPLES 7.9%
   Altria Group, Inc.                                   38,090        2,671,633
   Procter & Gamble Co.                                 38,020        2,326,444
   Wal-Mart Stores, Inc.                                40,880        1,966,737
   Kraft Foods, Inc.                                    43,040        1,517,160


--------------------------------------------------------------------------------

NOVA FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          June 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
   PepsiCo, Inc.                                        17,370   $    1,126,444
   General Mills, Inc.                                  16,500          963,930
   Kroger Co.                                           32,680          919,288
   Reynolds American, Inc.+                             13,030          849,556
   Safeway, Inc.+                                       24,490          833,395
   Molson Coors Brewing Co. -- Class B+                  8,600          795,156
   Pepsi Bottling Group, Inc.                           22,580          760,494
   Dean Foods Co.+                                      23,710          755,638
   Coca-Cola Co.                                        12,950          677,414
   CVS Corp.                                             1,526           55,623
TOTAL CONSUMER STAPLES                                               16,218,912
                                                                 --------------
TELECOMMUNICATION SERVICES 3.1%
   AT&T, Inc.                                           66,080        2,742,320
   Verizon Communications, Inc.+                        21,720          894,212
   Embarq Corp.                                         13,420          850,425
   CenturyTel, Inc.                                     16,250          797,063
   Citizens Communications Co.                          50,750          774,953
   Sprint Nextel Corp.+                                 11,370          235,473
TOTAL TELECOMMUNICATION SERVICES                                      6,294,446
                                                                 --------------
UTILITIES 2.8%
   Duke Energy Corp.                                    49,820          911,706
   DTE Energy Co.+                                      16,210          781,646
   TECO Energy, Inc.+                                   44,420          763,135
   CenterPoint Energy, Inc.+                            43,310          753,594
   Edison International+                                11,730          658,288
   Pinnacle West Capital Corp.                          15,240          607,314
   FirstEnergy Corp.                                     8,990          581,923
   Sempra Energy+                                        8,310          492,201
   Allegheny Energy, Inc.*                               2,970          153,668
TOTAL UTILITIES                                                       5,703,475
                                                                 --------------
MATERIALS 2.6%
   Dow Chemical Co.                                     27,860        1,231,969
   Freeport-McMoRan Copper & Gold, Inc.
      -- Class B                                        14,170        1,173,559
   United States Steel Corp.+                            7,820          850,425
   Ashland, Inc.                                        12,710          812,805
   Temple-Inland, Inc.                                  12,800          787,584
   Nucor Corp.+                                          9,480          556,002
TOTAL MATERIALS                                                       5,412,344
                                                                 --------------

TOTAL COMMON STOCKS
   (Cost $136,032,274)                                              177,455,137
                                                                 --------------

                                                          FACE           MARKET
                                                        AMOUNT            VALUE
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 14.1%
Collateralized By U.S. Treasury Obligations
   Mizuho Financial Group, Inc.
      issued  06/29/07 at 4.50% due 07/02/07         8,130,761   $    8,130,761
   Credit Suisse Group issued 06/29/07 at
      4.45% due 07/02/07++                           8,788,430        8,788,430
   Morgan Stanley issued 06/29/07 at 4.25%
      due 07/02/07                                     538,881          538,881
   Lehman Brothers Holdings, Inc. issued
      06/29/07 at 4.15% due 07/02/07                10,487,500       10,487,500
   Morgan Stanley issued 06/29/07 at 4.14%
      due 07/02/07                                   1,299,654        1,299,654
                                                                 --------------

TOTAL REPURCHASE AGREEMENTS
   (Cost $29,245,226)                                                29,245,226
                                                                 --------------

SECURITIES LENDING COLLATERAL 13.2%
Investment in Securities Lending Short Term
   Investment Portfolio held by U.S. Bank           27,222,364       27,222,364
                                                                 --------------

TOTAL SECURITIES LENDING COLLATERAL
(Cost $27,222,364)                                                   27,222,364
                                                                 --------------

TOTAL INVESTMENTS 113.2%
   (Cost $192,499,864)                                           $  233,922,727
                                                                 --------------
LIABILITIES IN EXCESS OF OTHER ASSETS - (13.2)%                  $  (27,225,032)
                                                                 --------------
NET ASSETS - 100.0%                                              $  206,697,695

                                                                     UNREALIZED
                                                     CONTRACTS             LOSS
-------------------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
September 2007 S&P 500 Mini Futures Contracts
   (Aggregate Market Value of Contracts
   $45,790,750)                                            604   $     (359,083)
                                                                 --------------


--------------------------------------------------------------------------------

NOVA FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          June 30, 2007
--------------------------------------------------------------------------------

                                                                     UNREALIZED
                                                         UNITS             LOSS
-------------------------------------------------------------------------------
EQUITY INDEX SWAP AGREEMENTS
September 2007 S&P 500 Index
Swap, Terminating 9/28/07**
   (Notional Market Value $67,618,322)                  44,978   $     (115,707)
September 2007 S&P 500 Index
Swap, Terminating 9/14/2007**
   (Notional Market Value $22,299,548)                  14,833         (211,581)
(TOTAL NOTIONAL MARKET VALUE $89,917,870)                        $     (327,288)
                                                                 --------------

*     Non-Income Producing Security.

**    Price Return based on S&P 500 Index +/- financing at a variable rate.

+     All or a portion of this security is on loan at June 30, 2007.

++ All or a portion of this security is pledged as equity index swap collateral at June 30, 2007


--------------------------------------------------------------------------------

S&P 500 FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          June 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 60.3%

FINANCIALS 12.6%
   Citigroup, Inc.                                       3,630   $      186,183
   Bank of America Corp.                                 3,250          158,892
   American International Group, Inc.                    1,900          133,057
   J.P. Morgan Chase & Co.                               2,500          121,125
   Wells Fargo & Co.                                     2,450           86,166
   Wachovia Corp.                                        1,400           71,750
   Goldman Sachs Group, Inc.                               300           65,025
   Morgan Stanley                                          770           64,588
   Merrill Lynch & Co., Inc.                               640           53,491
   American Express Co.                                    870           53,227
   Fannie Mae                                              710           46,384
   U.S. Bancorp                                          1,270           41,846
   MetLife, Inc.                                           540           34,819
   Prudential Financial, Inc.                              336           32,669
   Freddie Mac                                             490           29,743
   Lehman Brothers Holdings, Inc.+                         390           29,063
   Washington Mutual, Inc.+                                650           27,716
   Allstate Corp.                                          450           27,680
   Travelers Cos, Inc.                                     490           26,215
   Capital One Financial Corp.                             296           23,218
   Bank of New York Co., Inc.*                             550           22,792
   SunTrust Banks, Inc.                                    260           22,292
   Hartford Financial Services Group, Inc.                 226           22,263
   State Street Corp.                                      290           19,836
   AFLAC, Inc.                                             360           18,504
   PNC Financial Services Group, Inc.                      250           17,895
   Regions Financial Corp.                                 520           17,212
   SLM Corp.                                               296           17,044
   Loews Corp.                                             330           16,823
   BB&T Corp.                                              400           16,272
   Chicago Mercantile Exchange Holdings, Inc.               30           16,031
   Countrywide Financial Corp.+                            440           15,994
   Fifth Third Bancorp+                                    400           15,908
   Franklin Resources, Inc.+                               120           15,896
   Chubb Corp.                                             290           15,701
   Charles Schwab Corp.                                    740           15,185
   ACE Ltd.                                                240           15,005
   Simon Property Group, Inc.                              160           14,886
   Lincoln National Corp.+                                 200           14,190
   National City Corp.+                                    420           13,994
   Mellon Financial Corp.                                  306           13,464
   Progressive Corp.                                       540           12,922

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
   Marsh & McLennan Cos., Inc.+                            410   $       12,661
   Bear Stearns Cos., Inc.                                  90           12,600
   XL Capital Ltd.+                                        140           11,801
   Principal Financial Group, Inc.                         200           11,658
   Vornado Realty Trust+                                   100           10,984
   Ameriprise Financial, Inc.                              170           10,807
   Genworth Financial, Inc. -- Class A                     310           10,664
   ProLogis                                                186           10,583
   Moody's Corp.                                           170           10,574
   KeyCorp                                                 290            9,956
   T. Rowe Price Group, Inc.                               190            9,859
   Legg Mason, Inc.                                        100            9,838
   General Growth Properties, Inc.                         180            9,531
   Archstone-Smith Trust                                   160            9,458
   Equity Residential                                      206            9,400
   Aon Corp.                                               220            9,374
   Boston Properties, Inc.+                                 90            9,192
   Northern Trust Corp.                                    140            8,994
   Marshall & Ilsley Corp.                                 186            8,859
   Host Hotels & Resorts, Inc.+                            376            8,693
   CIT Group, Inc.                                         140            7,676
   Synovus Financial Corp.                                 240            7,368
   AvalonBay Communities, Inc.+                             60            7,133
   Compass Bancshares, Inc.                                100            6,898
   E*Trade Financial Corp.*                                310            6,848
   Public Storage, Inc.                                     86            6,607
   Comerica, Inc.+                                         110            6,542
   KIMCO Realty Corp.+                                     170            6,472
   UnumProvident Corp.+                                    246            6,423
   MBIA, Inc.+                                             100            6,222
   Huntington Bancshares, Inc.+                            270            6,140
   Ambac Financial Group, Inc.+                             70            6,103
   M&T Bank Corp.                                           55            5,880
   Zions Bancorporation                                     75            5,768
   Sovereign Bancorp, Inc.                                 260            5,496
   Cincinnati Financial Corp.                              126            5,468
   Plum Creek Timber Co., Inc. (REIT)                      126            5,249
   CB Richard Ellis Group, Inc. -- Class A*                140            5,110
   Commerce Bancorp, Inc.+                                 136            5,031
   SAFECO Corp.+                                            80            4,981
   Developers Diversified Realty Corp.                      90            4,744
   Torchmark Corp.                                          70            4,690
   Hudson City Bancorp, Inc.                               360            4,399


--------------------------------------------------------------------------------

S&P 500 FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          June 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
   Janus Capital Group, Inc.+                              140   $        3,898
   Assurant, Inc.                                           66            3,889
   Apartment Investment & Management Co. -- Class A+        70            3,529
   First Horizon National Corp.+                            90            3,510
   MGIC Investment Corp.+                                   55            3,127
   Federated Investors, Inc. -- Class B                     60            2,300
TOTAL FINANCIALS                                                      2,045,953
                                                                 --------------

INFORMATION TECHNOLOGY 9.3%
   Microsoft Corp.                                       6,180          182,125
   Cisco Systems, Inc.*                                  4,450          123,932
   International Business Machines Corp.+                1,000          105,250
   Intel Corp.                                           4,260          101,218
   Hewlett-Packard Co.                                   1,920           85,670
   Google, Inc. -- Class A*                                156           81,647
   Apple Computer, Inc.*                                   628           76,641
   Oracle Corp.*                                         2,900           57,159
   Qualcomm, Inc.                                        1,220           52,936
   Dell, Inc.*                                           1,670           47,678
   Texas Instruments, Inc.                               1,050           39,511
   Motorola, Inc.                                        1,700           30,090
   Corning, Inc.*                                        1,156           29,536
   EMC Corp.*                                            1,540           27,874
   eBay, Inc.*                                             830           26,709
   Yahoo!, Inc.*                                           890           24,146
   Applied Materials, Inc.+                              1,010           20,069
   Automatic Data Processing, Inc.                         410           19,873
   First Data Corp.                                        550           17,969
   Adobe Systems, Inc.*                                    430           17,265
   Sun Microsystems, Inc.*                               2,620           13,781
   Symantec Corp.*                                         660           13,332
   Xerox Corp.*                                            690           12,751
   Western Union Co.                                       570           11,873
   Nvidia Corp.*                                           270           11,154
   Agilent Technologies, Inc.*                             290           11,148
   Electronic Arts, Inc.*                                  230           10,884
   Juniper Networks, Inc.*+                                416           10,471
   Electronic Data Systems Corp.                           367           10,177
   Broadcom Corp. -- Class A*                              336            9,828
   Paychex, Inc.+                                          250            9,780
   MEMC Electronic Materials, Inc.*                        160            9,779
   Analog Devices, Inc.                                    236            8,883
   SanDisk Corp.*                                          170            8,320

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
   Cognizant Technology Solutions Corp. -- Class A*        110   $        8,260
   Autodesk, Inc.*                                         170            8,004
   Maxim Integrated Products, Inc.+                        236            7,885
   Network Appliance, Inc.*                                266            7,767
   CA, Inc.                                                300            7,749
   KLA-Tencor Corp.                                        140            7,693
   Computer Sciences Corp.*                                126            7,453
   Intuit, Inc.*+                                          246            7,400
   Linear Technology Corp.+                                190            6,874
   Micron Technology, Inc.*+                               546            6,841
   NCR Corp.*                                              130            6,830
   Fiserv, Inc.*                                           120            6,816
   Fidelity National Information Services, Inc.            120            6,514
   Xilinx, Inc.                                            220            5,889
   Altera Corp.+                                           260            5,754
   VeriSign, Inc.*                                         180            5,711
   Advanced Micro Devices, Inc.*+                          398            5,691
   National Semiconductor Corp.                            200            5,654
   Avaya, Inc.*                                            330            5,557
   BMC Software, Inc.*                                     150            4,545
   Citrix Systems, Inc.*                                   130            4,377
   LSI Logic Corp.*                                        560            4,206
   Affiliated Computer Services, Inc. -- Class A*           70            3,970
   Lexmark International, Inc.*                             70            3,452
   Tellabs, Inc.*                                          320            3,443
   Molex, Inc.                                             100            3,001
   Jabil Circuit, Inc.                                     130            2,869
   Compuware Corp.*+                                       220            2,609
   Novellus Systems, Inc.*                                  90            2,553
   Teradyne, Inc.*                                         140            2,461
   Solectron Corp.*                                        660            2,429
   Convergys Corp.*                                        100            2,424
   Unisys Corp.*                                           250            2,285
   Ciena Corp.*+                                            60            2,168
   Tektronix, Inc.                                          60            2,024
   Novell, Inc.*                                           258            2,010
   QLogic Corp.*+                                          120            1,998
   JDS Uniphase Corp.*+                                    146            1,961
TOTAL INFORMATION TECHNOLOGY                                          1,504,586
                                                                 --------------

HEALTH CARE 7.0%
   Pfizer, Inc.                                          5,150          131,685
   Johnson & Johnson, Inc.                               2,120          130,634
   Merck & Co., Inc.                                     1,590           79,182
   Abbott Laboratories                                   1,130           60,511


--------------------------------------------------------------------------------

S&P 500 FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          June 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
   Wyeth                                                   990   $       56,767
   UnitedHealth Group, Inc.                                980           50,117
   Amgen, Inc.*                                            850           46,996
   Bristol-Myers Squibb Co.+                             1,440           45,446
   Medtronic, Inc.+                                        836           43,355
   Eli Lilly & Co.                                         720           40,234
   WellPoint, Inc.*                                        450           35,923
   Schering-Plough Corp.                                 1,090           33,180
   Baxter International, Inc.                              480           27,043
   Gilead Sciences, Inc.*                                  680           26,364
   Cardinal Health, Inc.                                   280           19,779
   Aetna, Inc.                                             380           18,772
   Medco Health Solutions, Inc.*                           210           16,378
   Thermo Fisher Scientific, Inc.*                         310           16,033
   Celgene Corp.*+                                         276           15,823
   Zimmer Holdings, Inc.*                                  166           14,092
   Stryker Corp.                                           220           13,880
   Becton, Dickinson & Co.                                 180           13,410
   Boston Scientific Corp.*                                870           13,346
   McKesson Corp.                                          220           13,121
   Allergan, Inc.                                          220           12,681
   Genzyme Corp.*+                                         190           12,236
   Biogen Idec, Inc.*                                      210           11,235
   CIGNA Corp.                                             210           10,966
   Forest Laboratories, Inc.*                              230           10,500
   St. Jude Medical, Inc.*                                 250           10,373
   Express Scripts, Inc.*                                  200           10,002
   Biomet, Inc.                                            180            8,230
   Humana, Inc.*                                           120            7,309
   Laboratory Corporation of America Holdings*+             86            6,730
   AmerisourceBergen Corp.                                 136            6,728
   C.R. Bard, Inc.                                          80            6,610
   Coventry Health Care, Inc.*                             110            6,342
   Quest Diagnostics, Inc.+                                120            6,198
   IMS Health, Inc.                                        140            4,498
   Hospira, Inc.*                                          110            4,294
   Applera Corp. - Applied Biosystems Group                130            3,970
   Waters Corp.*                                            66            3,918
   Varian Medical Systems, Inc.*                            90            3,826
   Barr Pharmaceuticals, Inc.*                              75            3,767
   Patterson Cos., Inc.*                                   100            3,727
   King Pharmaceuticals, Inc.*                             180            3,683
   Mylan Laboratories, Inc.                                180            3,274
   Manor Care, Inc.                                         50            3,265
   Millipore Corp.*+                                        36            2,703
   Watson Pharmaceuticals, Inc.*                            80            2,602

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
   Bausch & Lomb, Inc.                                      36   $        2,500
   Tenet Healthcare Corp.*+                                350            2,279
   PerkinElmer, Inc.                                        86            2,241
TOTAL HEALTH CARE                                                     1,138,758
                                                                 --------------

INDUSTRIALS 6.9%
   General Electric Co.                                  7,550          289,014
   United Parcel Service, Inc. -- Class B                  780           56,940
   Boeing Co.                                              580           55,773
   United Technologies Corp.                               730           51,779
   Tyco International Ltd.*                              1,456           49,198
   3M Co.+                                                 530           45,999
   Caterpillar, Inc.                                       470           36,801
   Honeywell International, Inc.+                          570           32,080
   Emerson Electric Co.                                    580           27,144
   FedEx Corp.+                                            230           25,523
   Lockheed Martin Corp.                                   256           24,097
   General Dynamics Corp.                                  298           23,310
   Union Pacific Corp.                                     200           23,030
   Burlington Northern Santa Fe Corp.                      258           21,966
   Northrop Grumman Corp.                                  250           19,467
   Deere & Co.+                                            160           19,318
   Raytheon Co.+                                           330           17,784
   Illinois Tool Works, Inc.+                              300           16,257
   Paccar, Inc.+                                           180           15,667
   Norfolk Southern Corp.                                  290           15,245
   Waste Management, Inc.                                  380           14,839
   CSX Corp.                                               320           14,426
   Danaher Corp.+                                          170           12,835
   Precision Castparts Corp.+                              100           12,136
   Ingersoll-Rand Co. -- Class A                           220           12,060
   Eaton Corp.                                             110           10,230
   Textron, Inc.                                            90            9,910
   L-3 Communications Holdings, Inc.                        90            8,765
   ITT Industries, Inc.                                    126            8,603
   Southwest Airlines Co.+                                 570            8,499
   Rockwell Automation, Inc.                               120            8,333
   Rockwell Collins, Inc.                                  116            8,194
   Cummins, Inc.                                            80            8,097
   Masco Corp.                                             280            7,972
   Parker Hannifin Corp.                                    80            7,833
   American Standard Cos., Inc.                            130            7,667
   Pitney Bowes, Inc.                                      160            7,491
   Dover Corp.                                             146            7,468
   Cooper Industries Ltd. -- Class A                       130            7,422


--------------------------------------------------------------------------------

S&P 500 FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          June 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
   RR Donnelley & Sons Co.                                 156   $        6,788
   CH Robinson Worldwide, Inc.                             126            6,617
   Terex Corp.*                                             80            6,504
   Fluor Corp.                                              56            6,237
   Goodrich Corp.                                           90            5,360
   Equifax, Inc.                                           110            4,886
   Avery Dennison Corp.                                     70            4,654
   W.W. Grainger, Inc.                                      50            4,652
   Robert Half International, Inc.                         116            4,234
   Monster Worldwide, Inc.*                                100            4,110
   Pall Corp.                                               86            3,955
   Cintas Corp.+                                            95            3,746
   Allied Waste Industries, Inc.*+                         195            2,625
   Ryder System, Inc.                                       40            2,152
TOTAL INDUSTRIALS                                                     1,115,692
                                                                 --------------

ENERGY 6.5%
   Exxon Mobil Corp.                                     4,130          346,424
   Chevron Corp.                                         1,586          133,605
   ConocoPhillips                                        1,200           94,200
   Schlumberger Ltd.                                       860           73,048
   Occidental Petroleum Corp.                              610           35,307
   Marathon Oil Corp.                                      500           29,980
   Valero Energy Corp.                                     400           29,544
   Devon Energy Corp.                                      330           25,836
   Halliburton Co.                                         670           23,115
   Transocean, Inc.*                                       210           22,256
   Apache Corp.                                            240           19,581
   Baker Hughes, Inc.                                      226           19,013
   Anadarko Petroleum Corp.                                340           17,677
   XTO Energy, Inc.                                        280           16,828
   Williams Cos., Inc.                                     440           13,913
   Weatherford International Ltd.*                         250           13,810
   EOG Resources, Inc.+                                    180           13,151
   National-Oilwell Varco, Inc.*                           126           13,134
   Spectra Energy Corp.                                    460           11,942
   Hess Corp.                                              200           11,792
   Chesapeake Energy Corp.+                                300           10,380
   Noble Corp.                                             100            9,752
   Peabody Energy Corp.                                    190            9,192
   Smith International, Inc.+                              150            8,796
   El Paso Corp.                                           510            8,787
   Murphy Oil Corp.                                        140            8,322
   Sunoco, Inc.+                                            90            7,171
   Nabors Industries Ltd.*+                                210            7,010
   ENSCO International, Inc.+                              105            6,406
   BJ Services Co.                                         220            6,257
   Consol Energy, Inc.                                     130            5,994

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
   Rowan Cos., Inc.+                                        76   $        3,114
TOTAL ENERGY                                                          1,055,337
                                                                 --------------

CONSUMER DISCRETIONARY 6.1%
   Comcast Corp. -- Class A*+                            2,280           64,114
   Time Warner, Inc.                                     2,780           58,491
   Home Depot, Inc.                                      1,450           57,057
   The Walt Disney Co.+                                  1,450           49,503
   McDonald's Corp.                                        880           44,669
   Target Corp.                                            620           39,432
   News Corp. -- Class A                                 1,710           36,269
   Lowe's Cos., Inc.                                     1,100           33,759
   Viacom, Inc. -- Class B*                                510           21,231
   CBS Corp.                                               536           17,860
   Kohl's Corp.*                                           240           17,047
   McGraw-Hill Cos., Inc.+                                 250           17,020
   Nike, Inc. -- Class B                                   280           16,321
   Johnson Controls, Inc.+                                 136           15,745
   Amazon.com, Inc.*                                       230           15,734
   Carnival Corp.                                          320           15,606
   General Motors Corp.+                                   410           15,498
   Starbucks Corp.*                                        540           14,170
   Best Buy Co., Inc.+                                     300           14,001
   Clear Channel Communications, Inc.                      360           13,615
   Macy's, Inc.                                            340           13,525
   DIRECTV Group, Inc.*                                    570           13,173
   Ford Motor Co.+                                       1,380           13,000
   Omnicom Group, Inc.                                     240           12,701
   Coach, Inc.*                                            268           12,701
   Yum! Brands, Inc.                                       380           12,434
   Staples, Inc.                                           520           12,340
   Harrah's Entertainment, Inc.                            140           11,936
   J.C. Penney Co., Inc.+                                  160           11,581
   Harley-Davidson, Inc.                                   190           11,326
   Starwood Hotels & Resorts Worldwide, Inc.               160           10,731
   Marriott International, Inc. -- Class A                 240           10,378
   Hilton Hotels Corp.                                     286            9,572
   International Game Technology, Inc.                     240            9,528
   Sears Holdings Corp.*+                                   55            9,322
   Gannett Co., Inc.+                                      166            9,122
   TJX Cos., Inc.                                          330            9,075
   Fortune Brands, Inc.                                    110            9,061
   Nordstrom, Inc.+                                        160            8,179
   The Gap, Inc.                                           386            7,373
   Mattel, Inc.+                                           290            7,334
   Bed Bath & Beyond, Inc.*+                               200            7,198
   Limited Brands, Inc.+                                   250            6,862


--------------------------------------------------------------------------------

S&P 500 FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          June 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
   Whirlpool Corp.                                          60   $        6,672
   VF Corp.+                                                67            6,136
   Office Depot, Inc.*                                     200            6,060
   Genuine Parts Co.                                       120            5,952
   Newell Rubbermaid, Inc.                                 200            5,886
   Eastman Kodak Co.+                                      210            5,844
   Apollo Group, Inc. -- Class A*+                          96            5,609
   H&R Block, Inc.                                         240            5,609
   IAC/InterActiveCorp*                                    160            5,538
   Sherwin-Williams Co.                                     80            5,318
   Harman International Industries, Inc.                    45            5,256
   Goodyear Tire & Rubber Co.*+                            150            5,214
   Tiffany & Co.                                            96            5,094
   Dollar General Corp.                                    230            5,042
   AutoZone, Inc.*                                          35            4,782
   Wyndham Worldwide Corp.*                                130            4,714
   Darden Restaurants, Inc.                                100            4,399
   Abercrombie & Fitch Co. -- Class A                       56            4,087
   Black & Decker Corp.+                                    46            4,062
   Polo Ralph Lauren Corp.                                  40            3,924
   D.R. Horton, Inc.+                                      196            3,906
   Interpublic Group of Cos., Inc.*+                       338            3,853
   Family Dollar Stores, Inc.                              110            3,775
   Hasbro, Inc.                                            120            3,769
   Stanley Works                                            60            3,642
   Centex Corp.+                                            90            3,609
   Pulte Homes, Inc.+                                      160            3,592
   Lennar Corp. -- Class A+                                 96            3,510
   RadioShack Corp.                                        100            3,314
   Liz Claiborne, Inc.                                      80            2,984
   Dow Jones & Co., Inc.                                    50            2,872
   Leggett & Platt, Inc.                                   130            2,867
   New York Times Co. -- Class A+                          110            2,794
   EW Scripps Co. -- Class A                                60            2,741
   AutoNation, Inc.*                                       110            2,468
   OfficeMax, Inc.                                          60            2,358
   Big Lots, Inc.*                                          80            2,354
   Brunswick Corp.                                          70            2,284
   Jones Apparel Group, Inc.                                80            2,260
   Wendy's International, Inc.                              60            2,205
   KB HOME                                                  55            2,165
   Snap-On, Inc.                                            40            2,020
   Meredith Corp.                                           30            1,848
   Tribune Co.                                              60            1,764
   Circuit City Stores, Inc.+                              100            1,508

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
   Dillard's, Inc. -- Class A+                              40   $        1,437
TOTAL CONSUMER DISCRETIONARY                                            992,691
                                                                 --------------

CONSUMER STAPLES 5.6%
   Procter & Gamble Co.                                  2,310          141,349
   Altria Group, Inc.                                    1,546          108,436
   Wal-Mart Stores, Inc.                                 1,780           85,636
   PepsiCo, Inc.                                         1,190           77,171
   Coca-Cola Co.                                         1,469           76,843
   Kraft Foods, Inc.                                     1,180           41,595
   CVS Corp.                                             1,134           41,334
   Walgreen Co.                                            730           31,784
   Anheuser-Busch Cos., Inc.                               560           29,210
   Colgate-Palmolive Co.                                   370           23,994
   Kimberly-Clark Corp.+                                   330           22,074
   Costco Wholesale Corp.+                                 330           19,312
   Archer-Daniels-Midland Co.                              480           15,883
   Sysco Corp.                                             450           14,846
   Kroger Co.                                              520           14,628
   General Mills, Inc.                                     250           14,605
   Avon Products, Inc.                                     320           11,760
   H.J. Heinz Co.                                          240           11,393
   Safeway, Inc.+                                          320           10,890
   ConAgra Foods, Inc.                                     370            9,938
   Sara Lee Corp.                                          540            9,396
   Kellogg Co.                                             180            9,322
   WM Wrigley Jr Co.+                                      160            8,850
   Reynolds American, Inc.+                                126            8,215
   Clorox Co.                                              115            7,142
   SUPERVALU, Inc.                                         148            6,855
   Hershey Co.                                             130            6,581
   UST, Inc.                                               120            6,445
   Campbell Soup Co.                                       156            6,054
   Coca-Cola Enterprises, Inc.                             197            4,728
   Brown-Forman Corp. -- Class B+                           60            4,385
   Tyson Foods, Inc. -- Class A                            186            4,285
   Estee Lauder Cos., Inc. -- Class A                       90            4,096
   Whole Foods Market, Inc.+                               100            3,830
   McCormick & Co., Inc.+                                  100            3,818
   Constellation Brands, Inc. -- Class A*                  140            3,399
   Pepsi Bottling Group, Inc.                               98            3,301
   Dean Foods Co.                                          100            3,187
   Molson Coors Brewing Co. -- Class B                      30            2,774
TOTAL CONSUMER STAPLES                                                  909,344
                                                                 --------------

TELECOMMUNICATION SERVICES 2.3%
   AT&T, Inc.                                            4,520          187,580


--------------------------------------------------------------------------------

S&P 500 FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          June 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
   Verizon Communications, Inc.                          2,136   $       87,939
   Sprint Nextel Corp.                                   2,120           43,905
   Alltel Corp.                                            250           16,887
   Qwest Communications International, Inc.*             1,140           11,058
   Embarq Corp.                                            110            6,971
   Windstream Corp.                                        350            5,166
   CenturyTel, Inc.                                         80            3,924
   Citizens Communications Co.                             250            3,818
TOTAL TELECOMMUNICATION SERVICES                                        367,248
                                                                 --------------

UTILITIES 2.1%
   Exelon Corp.                                            486           35,284
   TXU Corp.                                               340           22,882
   Dominion Resources, Inc.                                260           22,441
   Southern Co.                                            550           18,859
   Duke Energy Corp.                                       920           16,836
   FPL Group, Inc.                                         296           16,795
   Public Service Enterprise Group, Inc.                   186           16,327
   Entergy Corp.                                           140           15,029
   FirstEnergy Corp.                                       220           14,241
   Edison International                                    240           13,469
   PPL Corp.                                               280           13,101
   American Electric Power Co., Inc.                       290           13,062
   PG&E Corp.                                              260           11,778
   Constellation Energy Group, Inc.                        130           11,332
   Sempra Energy+                                          190           11,254
   AES Corp.*                                              488           10,677
   Consolidated Edison, Inc.+                              200            9,024
   Progress Energy, Inc.+                                  190            8,662
   Ameren Corp.+                                           150            7,351
   Questar Corp.                                           130            6,870
   DTE Energy Co.+                                         130            6,269
   Allegheny Energy, Inc.*                                 120            6,209
   Xcel Energy, Inc.+                                      300            6,141
   KeySpan Corp.+                                          130            5,457
   NiSource, Inc.+                                         200            4,142
   CenterPoint Energy, Inc.+                               236            4,106
   Integrys Energy Group, Inc.                              60            3,044
   CMS Energy Corp.                                        160            2,752
   Dynegy, Inc.*                                           290            2,738
   Pinnacle West Capital Corp.                              66            2,630
   TECO Energy, Inc.                                       150            2,577
   Nicor, Inc.+                                             30            1,288
TOTAL UTILITIES                                                         342,627
                                                                 --------------

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
MATERIALS 1.9%
   E.I. du Pont de Nemours and Co.                         680   $       34,571
   Dow Chemical Co.                                        696           30,777
   Monsanto Co.                                            400           27,016
   Alcoa, Inc.                                             640           25,939
   Freeport-McMoRan Copper & Gold, Inc. --
      Class B                                              280           23,190
   Praxair, Inc.                                           230           16,558
   Nucor Corp.                                             220           12,903
   Newmont Mining Corp.+                                   326           12,734
   Weyerhaeuser Co.+                                       160           12,629
   Air Products & Chemicals, Inc.                          157           12,618
   International Paper Co.                                 320           12,496
   United States Steel Corp.+                               90            9,787
   PPG Industries, Inc.                                    120            9,133
   Vulcan Materials Co.+                                    70            8,018
   Allegheny Technologies, Inc.                             70            7,342
   Ecolab, Inc.                                            130            5,551
   Rohm & Haas Co.+                                        100            5,468
   MeadWestvaco Corp.                                      140            4,945
   Temple-Inland, Inc.                                      80            4,922
   Sigma-Aldrich Corp.                                     100            4,267
   Eastman Chemical Co.+                                    60            3,860
   Sealed Air Corp.+                                       120            3,722
   Ball Corp.+                                              70            3,722
   Pactiv Corp.*+                                          100            3,189
   International Flavors & Fragrances, Inc.                 60            3,128
   Bemis Co.                                                80            2,654
   Ashland, Inc.                                            40            2,558
   Hercules, Inc.*+                                         90            1,769
TOTAL MATERIALS                                                         305,466
                                                                 --------------

TOTAL COMMON STOCKS
   (Cost $8,794,407)                                                  9,777,702
                                                                 --------------

                                                          FACE           MARKET
                                                        AMOUNT            VALUE
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 40.6%
Collateralized by U.S. Treasury Obligations
Mizuho Financial Group,Inc. issued 06/29/07 at
   4.50% due 07/02/07                                2,472,596        2,472,596
Credit Suisse Group issued 06/29/07 at 4.45% due
   07/02/07++                                          888,782          888,782


--------------------------------------------------------------------------------

S&P 500 FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          June 30, 2007
--------------------------------------------------------------------------------

                                                          FACE           MARKET
                                                        AMOUNT            VALUE
-------------------------------------------------------------------------------
Morgan Stanley issued 06/29/07 at 4.25% due
   07/02/07                                            163,876   $      163,876
Lehman Brothers Holdings, Inc. issued
   06/29/07 at 4.15% due 07/02/07++                  2,666,866        2,666,866
Morgan Stanley issued 06/29/07 at 4.14% due
   07/02/07                                            395,230          395,230
                                                                 --------------

TOTAL REPURCHASE AGREEMENTS
   (Cost $6,587,350)                                                  6,587,350
                                                                 --------------

SECURITIES LENDING COLLATERAL 5.6%
Investment in Securities Lending Short Term
   Investment Portfolio by U.S. Bank                   898,850          898,850
                                                                 --------------

TOTAL SECURITIES LENDING COLLATERAL
(Cost $898,850)                                                         898,850
                                                                 ==============

TOTAL INVESTMENTS 106.5%
   (Cost $16,280,607)                                            $   17,263,902
                                                                 --------------
LIABILITIES IN EXCESS OF OTHER ASSETS - (6.5)%                   $   (1,057,084)
                                                                 --------------
NET ASSETS - 100.0%                                              $   16,206,818

                                                                     UNREALIZED
                                                     CONTRACTS             LOSS
-------------------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
September 2007 S&P 500 Index Mini Futures
   Contracts
   (Aggregate Market Value of Contracts
      $3,487,375)                                           46   $      (34,910)
                                                                 --------------

                                                         UNITS
-------------------------------------------------------------------------------
EQUITY INDEX SWAP AGREEMENTS
September 2007 S&P 500 Swap, Maturing 09/14/07**
   (Notional Market Value $1,572,551)                    1,046   $      (22,352)
September 2007 S&P 500 Swap, Maturing 09/28/07**
   (Notional Market Value $1,497,649)                      996           (2,563)
(TOTAL NOTIONAL MARKET VALUE $3,070,200)                         $      (24,915)
                                                                 --------------

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at June 30, 2007

**    Price Return based on S&P 500 Index +/- financing at a variable rate.

++ All or a portion of this security is pledged as equity index swap collateral at June 30, 2007.


--------------------------------------------------------------------------------

INVERSE S&P 500 STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          June 30, 2007
--------------------------------------------------------------------------------

                                                          FACE           MARKET
                                                        AMOUNT            VALUE
-------------------------------------------------------------------------------
FEDERAL AGENCY DISCOUNT NOTES 78.4%
Fannie Mae*
   5.09% due 12/14/07                             $ 50,000,000   $   48,834,688
   5.14% due 09/05/07                               25,000,000       24,767,986
Farmer Mac*
   5.11% due 07/30/07                               50,000,000       49,801,278
Federal Farm Credit Bank*
   5.11% due 07/03/07                               25,000,000       24,996,451
   5.11% due 09/07/07                               25,000,000       24,762,243
Federal Home Loan Bank*
   5.14% due 07/05/07                               25,000,000       24,989,281
   5.14% due 07/18/07                               25,000,000       24,942,944
Freddie Mac*
   5.12% due 08/20/07                               25,000,000       24,825,778
                                                                 --------------

TOTAL FEDERAL AGENCY DISCOUNT NOTES
   (Cost $247,920,649)                                              247,920,649
                                                                 --------------

                                                     CONTRACTS
-------------------------------------------------------------------------------
OPTIONS PURCHASED 0.0%
Call Options on:
   December 2007 S&P 500 Index Futures
   Contracts
      Expiring December 2007 with strike price
      of 1900                                               75               --
                                                                 --------------

TOTAL OPTIONS PURCHASED
   (Cost $11,215)                                                            --
                                                                 --------------

                                                                 --------------

                                                          FACE
                                                        AMOUNT
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 19.2%
   Collateralized by U.S. Treasury Obligations

   Mizuho Financial Group, Inc. issued
      06/29/07 at 4.50% due 07/02/07                14,074,685       14,074,685
   Credit Suisse Group issued 06/29/07 at
      4.45% due 07/02/07+                           14,688,810       14,688,810
   Morgan Stanley issued 06/29/07 at 4.25% due
      07/02/07                                         932,825          932,825
   Lehman Brothers Holdings, Inc. issued
      06/29/07 at 4.15% due 07/02/07+               28,750,119   $   28,750,119

                                                          FACE           MARKET
                                                        AMOUNT            VALUE
-------------------------------------------------------------------------------
   Morgan Stanley issued 06/29/07 at 4.14% due
      07/02/07                                       2,249,755        2,249,755
                                                                 --------------

TOTAL REPURCHASE AGREEMENTS
   (Cost $60,696,195)                                                60,696,195
                                                                 --------------

TOTAL INVESTMENTS 97.6%
   (Cost $308,628,059)                                           $  308,616,844
                                                                 --------------

OTHER ASSETS IN EXCESS OF
   LIABILITIES - 2.4%                                            $    7,517,744
                                                                 --------------
NET ASSETS - 100.0%                                              $  316,134,588

                                                                     UNREALIZED
                                                     CONTRACTS             GAIN
-------------------------------------------------------------------------------
FUTURES CONTRACTS SOLD SHORT
September 2007 S&P 500 Index Mini Futures
Contracts
   (Aggregate Market Value of Contracts
   $83,621,187)                                          1,103   $      261,600
                                                                 --------------

                                                         UNITS
-------------------------------------------------------------------------------
EQUITY INDEX SWAP AGREEMENT SOLD SHORT
September 2007 S&P 500 Index Swap, Terminating
   09/28/07**
   (Notional Market Value $84,662,041)                 (56,316)  $      144,598
September 2007 S&P 500 Index Swap, Terminating
   09/14/07**
   (Notional Market Value $147,375,651)                (98,031)       1,531,625

(TOTAL NOTIONAL MARKET VALUE $232,037,691)**                     $    1,676,223
                                                                 --------------

* The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

**    Price Return based on S&P 500 Index +/- financing at a variable rate.

+ All or a portion of this security is held as equity swap index collateral at June 30, 2007.


--------------------------------------------------------------------------------

OTC FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          June 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 93.0%

INFORMATION TECHNOLOGY 58.4%
   Apple Computer, Inc.*                               486,390   $   59,359,036
   Microsoft Corp.                                   1,363,972       40,196,255
   Qualcomm, Inc.                                      784,130       34,023,401
   Google, Inc. -- Class A*                             51,750       27,084,915
   Cisco Systems, Inc.*                                918,450       25,578,832
   Oracle Corp.*                                       875,650       17,259,061
   Research In Motion Ltd.*                             72,710       14,541,273
   Applied Materials, Inc.+                            706,145       14,031,101
   eBay, Inc.*+                                        421,374       13,559,815
   Fiserv, Inc.*                                       219,770       12,482,936
   Intel Corp.                                         513,770       12,207,175
   VeriSign, Inc.*+                                    357,960       11,358,071
   Lam Research Corp.*+                                206,440       10,611,016
   Dell, Inc.*                                         295,150        8,426,532
   KLA-Tencor Corp.+                                   146,650        8,058,417
   Adobe Systems, Inc.*+                               181,050        7,269,158
   Symantec Corp.*+                                    353,890        7,148,578
   BEA Systems, Inc.*+                                 462,515        6,331,830
   Nvidia Corp.*                                       152,560        6,302,254
   Flextronics International Ltd.*+                    496,970        5,367,276
   Marvell Technology Group Ltd.*+                     274,660        5,001,559
   Intuit, Inc.*+                                      163,150        4,907,552
   Cadence Design Systems, Inc.*+                      220,560        4,843,498
   Check Point Software Technologies Ltd.*+            202,480        4,618,569
   Broadcom Corp. -- Class A*+                         150,590        4,404,758
   Network Appliance, Inc.*                            147,780        4,315,176
   Juniper Networks, Inc.*+                            163,750        4,121,588
   Altera Corp.+                                       178,930        3,959,721
   Cognizant Technology Solutions Corp.
      -- Class A*                                       49,241        3,697,507
   Xilinx, Inc.+                                       129,590        3,469,124
   Autodesk, Inc.*                                      69,620        3,277,710
   SanDisk Corp.*+                                      66,290        3,244,233
   CheckFree Corp.*+                                    80,570        3,238,914
   Logitech International SA*+                         102,431        2,703,154
   Maxim Integrated Products, Inc.                      73,870        2,467,997
   Yahoo!, Inc.*+                                       83,110        2,254,774
   Sun Microsystems, Inc.*                             422,320        2,221,403
   Citrix Systems, Inc.*+                               63,460        2,136,698
   Infosys Technologies Ltd. -- SP ADR+                 40,030        2,016,711

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
   Telefonaktiebolaget LM
      Ericsson  -- SP ADR+                              49,080   $    1,957,801
   Tellabs, Inc.*                                      180,940        1,946,914
   Electronic Arts, Inc.*                               38,230        1,809,044
   CDW Corp.*                                           20,330        1,727,440
   Akamai Technologies, Inc.*+                          15,510          754,406
   Activision, Inc.*+                                   36,120          674,360
TOTAL INFORMATION TECHNOLOGY                                        416,967,543
                                                                 --------------

CONSUMER DISCRETIONARY 14.9%
   Comcast Corp. -- Class A*+                          651,770       18,327,772
   Sears Holdings Corp.*+                               66,000       11,187,000
   Starbucks Corp.*+                                   387,100       10,157,504
   Staples, Inc.+                                      325,608        7,726,678
   Expedia, Inc.*+                                     224,080        6,563,303
   Garmin Ltd.+                                         85,810        6,347,366
   Amazon.com, Inc.*+                                   88,340        6,043,339
   Liberty Media Corp - Interactive*                   217,370        4,853,872
   Wynn Resorts Ltd.+                                   51,380        4,608,272
   Apollo Group, Inc. -- Class A*+                      77,410        4,523,066
   IAC/InterActiveCorp*+                               119,450        4,134,165
   Bed Bath & Beyond, Inc.*+                            94,000        3,383,060
   Liberty Global, Inc. -- Class A*+                    81,240        3,334,090
   EchoStar Communications Corp.*+                      73,710        3,196,803
   Sirius Satellite Radio, Inc.*+                      987,790        2,983,126
   Virgin Media, Inc.                                  120,260        2,930,736
   Lamar Advertising Co. -- Class A+                    40,250        2,526,090
   Ross Stores, Inc.+                                   78,730        2,424,884
   Discovery Holding Co. -- Class A*                    48,310        1,110,647
TOTAL CONSUMER DISCRETIONARY                                        106,361,773
                                                                 --------------

HEALTH CARE 12.1%
   Gilead Sciences, Inc.*                              386,480       14,983,830
   Amgen, Inc.*+                                       239,000       13,214,310
   Teva Pharmaceutical Industries Ltd.
      -- SP ADR+                                       251,793       10,386,461
   Celgene Corp.*+                                     155,494        8,914,471
   Genzyme Corp.*+                                     126,170        8,125,348
   Biogen Idec, Inc.*                                  130,238        6,967,733
   Biomet, Inc.                                        139,362        6,371,631
   Express Scripts, Inc.*                              100,680        5,035,007
   Patterson Cos., Inc.*+                               58,128        2,166,430
   Intuitive Surgical, Inc.*                            14,736        2,044,915


--------------------------------------------------------------------------------

OTC FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          June 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
   DENTSPLY International, Inc.                         48,610   $    1,859,819
   Cephalon, Inc.*+                                     21,800        1,752,502
   Sepracor, Inc.*+                                     40,960        1,680,179
   Amylin Pharmaceuticals, Inc.*+                       40,330        1,659,983
   Vertex Pharmaceuticals, Inc.*+                       46,890        1,339,178
TOTAL HEALTH CARE                                                    86,501,797
                                                                 --------------

INDUSTRIALS 4.3%
   Paccar, Inc.+                                       111,642        9,717,320
   CH Robinson Worldwide, Inc.                          67,226        3,530,709
   Expeditors International Washington, Inc.+           83,610        3,453,093
   Cintas Corp.+                                        79,217        3,123,526
   Joy Global, Inc.+                                    46,360        2,704,179
   Fastenal Co.+                                        59,592        2,494,521
   Monster Worldwide, Inc.*+                            54,336        2,233,210
   UAL Corp.*                                           42,200        1,712,898
   Ryanair Holdings PLC -- SP ADR*+                     45,060        1,701,015
TOTAL INDUSTRIALS                                                    30,670,471
                                                                 --------------

TELECOMMUNICATION SERVICES 1.7%
   NII Holdings, Inc. -- Class B*+                      63,677        5,141,281
   Millicom International Cellular SA*+                 39,168        3,589,355
   Level 3 Communications, Inc.*+                      548,500        3,208,725
TOTAL TELECOMMUNICATION SERVICES                                     11,939,361
                                                                 --------------

CONSUMER STAPLES 1.1%
   Costco Wholesale Corp.+                              92,000        5,383,840
   Whole Foods Market, Inc.+                            58,196        2,228,907
TOTAL CONSUMER STAPLES                                                7,612,747
                                                                 --------------

MATERIALS 0.3%
   Sigma-Aldrich Corp.                                  44,500        1,898,815
TOTAL MATERIALS                                                       1,898,815
                                                                 --------------

ENERGY 0.2%
   Patterson-UTI Energy, Inc.+                          65,206        1,709,049
TOTAL ENERGY                                                          1,709,049
                                                                 --------------

TOTAL COMMON STOCKS
(Cost $341,156,535)                                                 663,661,556
                                                                 --------------

                                                          FACE           MARKET
                                                        AMOUNT            VALUE
-------------------------------------------------------------------------------
FEDERAL AGENCY DISCOUNT NOTES 0.0%
Fannie Mae**
   5.10% due 07/23/07                             $    250,000   $      249,256

TOTAL FEDERAL AGENCY DISCOUNT NOTES
(Cost $249,256)                                                         249,256
                                                                 --------------

REPURCHASE AGREEMENTS 8.0%
Collateralized by U.S. Treasury Obligations
   Mizuho Financial Group, Inc.
      issued 06/29/07 at 4.50% due 07/02/07         21,692,130       21,692,130
   Credit Suisse Group issued 06/29/07 at 4.45%
      due 07/02/07~                                  8,207,713        8,207,713
   Morgan Stanley issued 06/29/07
      at 4.25% due 07/02/07                          1,437,685        1,437,685
   Lehman Brothers Holdings, Inc.
      issued 06/29/07 at 4.15% due  07/02/07~       22,293,251       22,293,251
   Morgan Stanley issued 06/29/07
      at 4.14% due 07/02/07                          3,467,358   $    3,467,358
                                                                 --------------

TOTAL REPURCHASE AGREEMENTS
(Cost $57,098,137)                                                   57,098,137
                                                                 --------------

SECURITIES LENDING COLLATERAL 22.6%
Investment in Securities Lending Short Term
   Investment Portfolio held by U.S. Bank          161,198,115      161,198,115
                                                                 --------------

TOTAL SECURITIES LENDING COLLATERAL
(Cost $161,198,115)                                                 161,198,115
                                                                 --------------

TOTAL INVESTMENTS 123.6%
   (Cost $559,702,043)                                           $  882,207,064
                                                                 --------------

LIABILITIES IN EXCESS OF OTHER
   ASSETS - (23.6)%                                              $ (168,313,272)
NET ASSETS - 100.0%                                              $  713,893,792
                                                                 --------------


--------------------------------------------------------------------------------

OTC FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          June 30, 2007
--------------------------------------------------------------------------------

                                                                     UNREALIZED
                                                     CONTRACTS             GAIN
-------------------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
September 2007 NASDAQ 100
Index Mini Futures Contracts
   (Aggregate Market Value of
   Contracts $38,543,050)                                  985   $      371,690
                                                                 --------------

                                                                     UNREALIZED
                                                         UNITS      GAIN (LOSS)
-------------------------------------------------------------------------------
EQUITY INDEX SWAP AGREEMENTS
September 2007 NASDAQ 100
Index Swap, Terminating 09/14/07++
   (Notional Market Value $3,322,221)                    1,718          (11,809)
September 2007 NASDAQ 100
Index Swap, Terminating  09/28/07++
   (Notional Market Value $9,678,486)                    5,004   $        9,516
(TOTAL NOTIONAL MARKET VALUE $13,000,708)                        $       (2,293)
                                                                 --------------

*     Non-Income Producing Security.

** The issuer is a publicly traded company that operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

+     All or a portion of this security is on loan at June 30, 2007

++    Price Return based on NASDAQ 100 Index +/- financing at a variable rate.

~ All or a portion of this security is pledged as equity index swap collateral at June 30, 2007.

      ADR - American Depository Receipt.


--------------------------------------------------------------------------------

INVERSE OTC STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          June 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                     CONTRACTS            VALUE
-------------------------------------------------------------------------------
OPTIONS PURCHASED 0.0%
Call Options on:
   December 2007 Nasdaq 100 Index Futures
   Contracts
      Expiring December 2007 with strike price
      of 2800                                              100   $           --
                                                                 --------------
TOTAL OPTIONS PURCHASED
   (Cost $3,405)                                                             --
                                                                 --------------

                                                          FACE
                                                        AMOUNT
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 98.3%
Collateralized by U.S. Treasury Obligations
Mizuho Financial Group, Inc.
   issued 06/29/07 at 4.50% due 07/02/07            39,122,970       39,122,970
Credit Suisse Group issued 06/29/07 at
   4.45% due 07/02/07 +                             18,111,854       18,111,854
Morgan Stanley issued 06/29/07 at
   4.25% due 07/02/07                                2,592,945        2,592,945
Lehman Brothers Holdings, Inc.
   Issued 06/29/07 at 4.15% due 07/02/07 +          46,162,285       46,162,285
Morgan Stanley issued  06/29/07 at 4.14%
   due 07/02/07                                      6,253,574        6,253,574
                                                                 --------------

TOTAL REPURCHASE AGREEMENTS
(Cost $112,243,628)                                                 112,243,628
                                                                 --------------
TOTAL INVESTMENTS 98.3%
(Cost $112,247,033)                                              $  112,243,628
                                                                 --------------
OTHER ASSETS IN EXCESS OF
   LIABILITIES - 1.7%                                            $    1,918,430
                                                                 --------------
NET ASSETS - 100.0%                                              $  114,162,058

-------------------------------------------------------------------------------
                                                                     UNREALIZED
                                                     CONTRACTS      GAIN (LOSS)
-------------------------------------------------------------------------------
FUTURES CONTRACTS SOLD SHORT
September 2007 Nasdaq 100
Index Mini Futures Contracts
   (Aggregate Market Value of
   Contracts $4,695,600)                                   120   $      (41,256)

                                                                     UNREALIZED
                                                         UNITS             LOSS
-------------------------------------------------------------------------------
EQUITY INDEX SWAP AGREEMENTS
September 2007 Nasdaq 100
Index Swap, Terminating 09/14/07*
   (Notional Market Value
   $60,596,195)                                         31,330   $     (456,212)
September 2007 Nasdaq 100
Index Swap, Terminating 09/28/07*
   (Notional Market Value
   $48,898,445)                                         25,282          (51,338)
(TOTAL NOTIONAL MARKET VALUE $109,494,641)                       $     (507,550)
                                                                 --------------

*     Price Return based on Nasdaq 100 Index +/- financing at a variable rate.

+ All or Portion of this security is held as equity index swap collateral at June 30, 2007.


--------------------------------------------------------------------------------

MID-CAP 1.5X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          June 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 65.8%

FINANCIALS 10.8%
   A.G. Edwards, Inc.                                    6,010   $      508,146
   W.R. Berkley Corp.                                   13,856          450,874
   AMB Property Corp.+                                   8,160          434,275
   HCC Insurance Holdings, Inc.+                        12,350          412,614
   Radian Group, Inc.                                    7,440          401,760
   PMI Group, Inc.+                                      8,720          389,523
   Colonial BancGroup, Inc.                             15,530          387,784
   Protective Life Corp.                                 8,110          387,739
   Cullen/Frost Bankers, Inc.                            7,190          384,449
   AmeriCredit Corp.*                                   14,300          379,665
   Liberty Property Trust+                               8,440          370,769
   American Financial Group, Inc.                       10,010          341,842
   Cathay General Bancorp+                               9,620          322,655
   Unitrin, Inc.                                         6,290          309,342
   Greater Bay Bancorp                                  10,900          303,456
   First Niagara Financial Group, Inc.                  22,930          300,383
   Potlatch Corp.+                                       6,920          297,906
   SEI Investments Co.                                   9,980          289,819
   Horace Mann Educators Corp.                          13,150          279,306
   Everest Re Group Ltd.                                 2,230          242,267
   Nuveen Investments, Inc. -- Class A+                  3,320          206,338
   Old Republic International Corp.                      8,360          177,734
   Investors Financial Services Corp.                    2,730          168,359
   Hospitality Properties Trust+                         3,690          153,098
   Regency Centers Corp.+                                1,490          105,045
   Nationwide Health Properties, Inc.+                   3,580           97,376
   Commerce Group, Inc.                                  2,010           69,787
   Cousins Properties, Inc.+                             1,810           52,508
   Macerich Co.+                                           100            8,242
   Fidelity National Financial, Inc. -- Class A+           150            3,555
TOTAL FINANCIALS                                                      8,236,616
                                                                 --------------

INFORMATION TECHNOLOGY 10.7%
   Lam Research Corp.*+                                 10,620          545,868
   Avnet, Inc.*+                                        11,280          447,139
   Intersil Corp. -- Class A                            14,160          445,474
   Western Digital Corp.*                               22,580          436,923
   Arrow Electronics, Inc.*+                            11,260          432,722

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
   Cadence Design Systems, Inc.*+                       17,220   $      378,151
   CommScope, Inc.*+                                     6,450          376,357
   Polycom, Inc.*                                       11,040          370,944
   Integrated Device Technology, Inc.*                  23,070          352,279
   Vishay Intertechnology, Inc.*                        21,860          345,825
   Sybase, Inc.*                                        14,440          344,972
   Harris Corp.                                          6,010          327,845
   Acxiom Corp.                                         12,010          317,664
   MPS Group, Inc.*                                     23,680          316,602
   Fair Isaac Corp.                                      7,570          303,708
   Imation Corp.+                                        8,130          299,672
   Macrovision Corp.*+                                   9,950          299,097
   CSG Systems International, Inc.*+                    10,970          290,815
   Advent Software, Inc.*+                               7,870          256,169
   CheckFree Corp.*+                                     5,700          229,140
   Ingram Micro, Inc. -- Class A*                        6,500          141,115
   Alliance Data Systems Corp.*                          1,600          123,648
   Global Payments, Inc.+                                2,920          115,778
   F5 Networks, Inc.*+                                   1,380          111,228
   Microchip Technology, Inc.+                           2,700          100,008
   Fairchild Semiconductor International, Inc.*          4,830           93,316
   Atmel Corp.*                                         16,270           90,461
   ADC Telecommunications, Inc.*                         4,880           89,450
   SRA International, Inc. -- Class A*                   3,270           82,600
   ValueClick, Inc.*+                                    2,420           71,293
   Amphenol Corp. -- Class A+                              310           11,052
TOTAL INFORMATION TECHNOLOGY                                          8,147,315
                                                                 --------------

INDUSTRIALS 9.6%
   Manpower, Inc.+                                       6,290          580,189
   Joy Global, Inc.+                                     8,560          499,305
   SPX Corp.+                                            5,390          473,296
   AMETEK, Inc.                                         11,115          441,043
   Jacobs Engineering Group, Inc.*                       7,000          402,570
   Lincoln Electric Holdings, Inc.                       5,350          397,184
   Teleflex, Inc.+                                       4,790          391,726
   Thomas & Betts Corp.*                                 6,480          375,840
   Crane Co.+                                            7,960          361,782
   DRS Technologies, Inc.+                               6,220          356,219
   Copart, Inc.*                                        11,100          339,549
   United Rentals, Inc.*                                10,310          335,487
   YRC Worldwide, Inc.*+                                 8,860          326,048


--------------------------------------------------------------------------------

MID-CAP 1.5X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          June 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
   Korn/Ferry International, Inc.*                      11,710   $      307,505
   AGCO Corp.*+                                          6,940          301,265
   Kelly Services, Inc.                                  9,770          268,284
   Roper Industries, Inc.+                               4,010          228,971
   Nordson Corp.+                                        3,860          193,618
   Sequa Corp. -- Class A*                               1,550          173,600
   Expeditors International Washington, Inc.+            3,120          128,856
   Navigant Consulting, Inc.*+                           6,560          121,754
   GATX Corp.+                                           2,200          108,350
   Herman Miller, Inc.                                   1,960           61,936
   Pentair, Inc.+                                        1,410           54,384
   Quanta Services, Inc.*+                               1,770           54,286
TOTAL INDUSTRIALS                                                     7,283,047
                                                                 --------------

CONSUMER DISCRETIONARY 9.5%
   Mohawk Industries, Inc.*+                             4,710          474,721
   American Eagle Outfitters, Inc.                      17,750          455,465
   Phillips-Van Heusen Corp.+                            6,290          380,985
   DeVry, Inc.                                          10,060          342,241
   American Greetings Corp. -- Class A                  12,080          342,226
   AnnTaylor Stores Corp.*+                              9,600          340,032
   Aeropostale, Inc.*                                    7,690          320,519
   Regis Corp.                                           8,270          316,327
   Barnes & Noble, Inc.                                  8,150          313,531
   Payless Shoesource, Inc.*                             9,930          313,292
   Thor Industries, Inc.+                                6,700          302,438
   Bob Evans Farms, Inc.+                                7,960          293,326
   Ross Stores, Inc.+                                    8,720          268,576
   CBRL Group, Inc.+                                     6,250          265,500
   Charming Shoppes, Inc.*+                             23,860          258,404
   Belo Corp. -- Class A+                               12,450          256,346
   NVR, Inc.*+                                             370          251,508
   Media General, Inc.                                   7,380          245,533
   Dollar Tree Stores, Inc.*                             4,800          209,040
   BorgWarner, Inc.                                      2,350          202,194
   Lee Enterprises, Inc.                                 9,450          197,127
   M.D.C. Holdings, Inc.+                                3,840          185,702
   International Speedway Corp. -- Class A               3,310          174,470
   GameStop Corp. -- Class A*                            4,250          166,175
   Beazer Homes USA, Inc.+                               4,600          113,482
   Dick's Sporting Goods, Inc.*+                         1,560           90,745
   Brinker International, Inc.+                          2,720           79,614
   ArvinMeritor, Inc.+                                   1,520           33,744
   Sotheby's Holdings, Inc. -- Class A+                    540           24,851
   Ryland Group, Inc.+                                     560           20,927

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
   CarMax, Inc.*+                                          460   $       11,730
TOTAL CONSUMER DISCRETIONARY                                          7,250,771
                                                                 --------------

HEALTH CARE 7.6%
   DENTSPLY International, Inc.                         13,360          511,153
   Cephalon, Inc.*+                                      5,810          467,066
   Covance, Inc.*+                                       6,520          447,011
   Henry Schein, Inc.*+                                  8,100          432,783
   Community Health Systems, Inc.*                      10,580          427,961
   WellCare Health Plans, Inc.*+                         4,180          378,332
   Edwards Lifesciences Corp.*+                          7,190          354,754
   LifePoint Hospitals, Inc.*+                           8,720          337,290
   Cytyc Corp.*+                                         7,310          315,134
   Varian, Inc.*                                         5,620          308,145
   Apria Healthcare Group, Inc.*                        10,560          303,811
   Advanced Medical Optics, Inc.*+                       8,650          301,712
   Psychiatric Solutions, Inc.*+                         7,660          277,752
   Sepracor, Inc.*+                                      5,250          215,355
   Endo Pharmaceuticals Holdings, Inc.*                  5,400          184,842
   Perrigo Co.+                                          7,750          151,745
   Cerner Corp.*+                                        1,640           90,971
   Hillenbrand Industries, Inc.                          1,350           87,750
   Health Management Associates, Inc. -- Class A+        6,880           78,157
   Millennium Pharmaceuticals, Inc.*+                    4,990           52,744
   Health Net, Inc.*                                       520           27,456
TOTAL HEALTH CARE                                                     5,751,924
                                                                 --------------

ENERGY 5.6%
   Noble Energy, Inc.                                   11,120          693,777
   Pride International, Inc.*+                          14,000          524,440
   Grant Prideco, Inc.*+                                 8,620          464,015
   Tidewater, Inc.+                                      6,220          440,874
   Patterson-UTI Energy, Inc.+                          16,230          425,388
   Plains Exploration & Production Co.*                  7,840          374,830
   Overseas Shipholding Group, Inc.                      4,230          344,322
   Pogo Producing Co.+                                   6,200          314,898
   Cameron International Corp.*+                         2,510          179,390
   Newfield Exploration Co.*+                            3,300          150,315
   Hanover Compressor Co.*+                              5,510          131,413
   Frontier Oil Corp.+                                   2,310          101,109
   Southwestern Energy Co.*                              1,600           71,200


--------------------------------------------------------------------------------

MID-CAP 1.5X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          June 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
   Cimarex Energy Co.                                    1,240   $       48,868
   Pioneer Natural Resources Co.+                          130            6,332
TOTAL ENERGY                                                          4,271,171
                                                                 --------------

UTILITIES 4.9%
   Energy East Corp.+                                   17,110          446,400
   Alliant Energy Corp.+                                10,730          416,860
   Oneok, Inc.                                           8,260          416,387
   Sierra Pacific Resources*                            22,660          397,910
   AGL Resources, Inc.                                   8,900          360,272
   Puget Energy, Inc.                                   14,240          344,323
   Westar Energy, Inc.                                  13,230          321,224
   PNM Resources, Inc.+                                 10,630          295,408
   IDACORP, Inc.+                                        8,990          288,040
   MDU Resources Group, Inc.+                            7,850          220,114
   Aquila, Inc.*+                                       50,360          205,972
   Pepco Holdings, Inc.                                  1,090           30,738
   Equitable Resources, Inc.                               150            7,434
TOTAL UTILITIES                                                       3,751,082
                                                                 --------------

MATERIALS 4.4%
   Sonoco Products Co.                                   9,980          427,244
   FMC Corp.+                                            4,600          411,194
   Cytec Industries, Inc.                                6,010          383,258
   Steel Dynamics, Inc.+                                 8,900          372,999
   Albemarle Corp.                                       9,470          364,879
   Reliance Steel & Aluminum Co.                         6,110          343,748
   Olin Corp.+                                          15,600          327,600
   Lyondell Chemical Co.                                 5,040          187,085
   Carpenter Technology Corp.                            1,070          139,432
   Minerals Technologies, Inc.                           2,050          137,247
   Lubrizol Corp.                                        1,490           96,179
   Sensient Technologies Corp.                           2,000           50,780
   Martin Marietta Materials, Inc.+                        190           30,784
   Commercial Metals Co.                                   880           29,718
   Cabot Corp.                                             220           10,490
TOTAL MATERIALS                                                       3,312,637
                                                                 --------------

CONSUMER STAPLES 2.2%
   Energizer Holdings, Inc.*+                            4,930          491,028
   J.M. Smucker Co.                                      6,700          426,522
   Alberto-Culver Co.                                   13,540          321,169
   Universal Corp.                                       3,260          198,599
   NBTY, Inc.*                                           2,290           98,928
   PepsiAmericas, Inc.+                                  2,560           62,873

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
   Church & Dwight Co., Inc.                               860   $       41,676
TOTAL CONSUMER STAPLES                                                1,640,795
                                                                 --------------

TELECOMMUNICATION SERVICES 0.5%
   Telephone & Data Systems, Inc.                        4,520          282,816
   Cincinnati Bell, Inc.*+                              10,570           61,095
TOTAL TELECOMMUNICATION SERVICES                                        343,911
                                                                 --------------

TOTAL COMMON STOCKS
   (Cost $44,427,579)                                                49,989,269
                                                                 --------------

                                                          FACE
                                                        AMOUNT
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 34.6%
Collateralized by U.S. Treasury Obligations
Mizuho Financial Group, Inc. issued 06/29/07 at
   4.50% due 07/02/07                                9,324,148        9,324,148
Credit Suisse Group issued 06/29/07 at 4.45% due
   07/02/07++                                        5,385,738        5,385,738
Morgan Stanley issued 06/29/07 at 4.25% due
   07/02/07                                            617,975          617,975
Lehman Brothers Holdings, Inc. issued 06/29/07 at
   4.15% due 07/02/07                                9,450,029        9,450,029
Morgan Stanley issued 06/29/07 at 4.14% due
   07/02/07                                          1,490,409        1,490,409
                                                                 --------------

TOTAL REPURCHASE AGREEMENTS
   (Cost $26,268,299)                                                26,268,299
                                                                 --------------

SECURITIES LENDING COLLATERAL 16.9%
Investment in Securities Lending Short Term
   Investment Portfolio by U.S. Bank                12,878,246       12,878,246
                                                                 --------------

TOTAL SECURITIES LENDING COLLATERAL
(Cost $12,878,246)                                                   12,878,246
                                                                 ==============

TOTAL INVESTMENTS 117.3%
   (Cost $83,574,124)                                            $   89,135,814
                                                                 --------------
LIABILITIES IN EXCESS OF OTHER ASSETS - (17.3)%                  $  (13,175,921)
                                                                 --------------

NET ASSETS - 100.0%                                              $   75,959,893


--------------------------------------------------------------------------------

MID-CAP 1.5X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          June 30, 2007
--------------------------------------------------------------------------------

                                                                     UNREALIZED
                                                     CONTRACTS             GAIN
-------------------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
September 2007 S&P MidCap 400 Index Mini
Futures Contracts
   (Aggregate Market Value of Contracts
   $38,140,360)                                            422   $      156,097
                                                                 --------------

                                                                     UNREALIZED
                                                         UNITS             LOSS
-------------------------------------------------------------------------------
EQUITY INDEX SWAP AGREEMENT
August 2007 S&P MidCap 400 Index Swap,
Terminating 08/21/07**
(Notional Market Value $ 25,423,207)                    28,390   $     (461,326)
                                                                 --------------

*     Non-Income Producing Security.

** Price Return based on S&P MidCap 400 Index +/- financing at a variable rate.

+     All or a portion of this security is on loan at June 30, 2007

++ All or a portion of this security is pledged as equity index swap collateral at June 30, 2007.


--------------------------------------------------------------------------------

INVERSE MID-CAP STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          June 30, 2007
--------------------------------------------------------------------------------

                                                          FACE           MARKET
                                                        AMOUNT            VALUE
-------------------------------------------------------------------------------
REPURCHASE AGREEMENT 96.9%
Collateralized by U.S. Treasury Obligations
   Mizuho Financial Group, Inc. issued 06/29/07
      at 4.50 due 07/02/07                           3,261,997   $    3,261,997
   Credit Suisse Group issued 06/29/07 at 4.45%
      due 07/02/07##                                 1,436,680        1,436,680
   Morgan Stanley issued 06/29/07 at 4.25% due
      07/02/07                                         216,195          216,195
   Lehman Brothers Holdings, Inc. issued
      06/29/07 at 4.15% due 07/02/07                 3,306,036        3,306,036
   Morgan Stanley issued 06/29/07 at 4.14% due
      07/02/07                                         521,411          521,411
                                                                 --------------

TOTAL REPURCHASE AGREEMENTS
   (Cost $8,742,319)                                                  8,742,319
                                                                 --------------

TOTAL INVESTMENTS 96.9%
   (Cost $8,742,319)                                             $    8,742,319
                                                                 --------------
OTHER ASSETS IN EXCESS OF LIABILITIES - 3.1%                     $      281,334
                                                                 --------------
NET ASSETS - 100.0%                                              $    9,023,653

-------------------------------------------------------------------------------
                                                                     UNREALIZED
                                                     CONTRACTS             GAIN
-------------------------------------------------------------------------------
FUTURES CONTRACTS SOLD SHORT
September 2007 S&P Mid Cap 400 Index Mini
   Futures Contracts
   (Aggregate Market Value of Contracts
      $2,711,400)                                           30   $       28,511
                                                                 --------------

                                                         UNITS
-------------------------------------------------------------------------------
EQUITY INDEX SWAP AGREEMENT SOLD SHORT
August 2007 S&P MidCap 400 Index Swap,
   Terminating 08/21/07*
   (Notional Market Value $6,204,931)                    6,929   $      122,926
                                                                 --------------

## All or a portion of this security is pledged as equity index swap collateral at June 29, 2007.

* Price Return based on S&P MidCap 400 Index +/- financing at a variable rate.


--------------------------------------------------------------------------------

RUSSELL 2000(R) 1.5X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          June 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 85.0%

FINANCIALS 17.3%
   SVB Financial Group*                                  3,860   $      205,005
   Aspen Insurance Holdings Ltd.                         7,040          197,613
   Apollo Investment Corp.+                              8,680          186,794
   First Community Bancorp                               3,160          180,784
   Chittenden Corp.+                                     5,040          176,148
   Cathay General Bancorp+                               5,240          175,750
   UCBH Holdings, Inc.+                                  9,100          166,257
   Prosperity Bancshares, Inc.+                          5,020          164,455
   Platinum Underwriters Holdings Ltd.                   4,720          164,020
   UMB Financial Corp.                                   4,360          160,753
   Realty Income Corp.+                                  6,260          157,689
   Assured Guaranty Ltd.                                 5,330          157,555
   Downey Financial Corp.+                               2,370          156,373
   Phoenix Cos., Inc.+                                  10,360          155,504
   DiamondRock Hospitality Co.+                          7,900          150,732
   Nationwide Health Properties, Inc.+                   5,450          148,240
   LaSalle Hotel Properties+                             3,410          148,062
   Delphi Financial Group, Inc. -- Class A               3,530          147,625
   LandAmerica Financial Group, Inc.+                    1,510          145,700
   NewAlliance Bancshares, Inc.+                         9,590          141,165
   Post Properties, Inc.+                                2,680          139,708
   Max Capital Group Ltd.                                4,920          139,236
   First Midwest Bancorp, Inc.                           3,920          139,199
   South Financial Group, Inc.                           6,130          138,783
   Potlatch Corp.+                                       3,160          136,038
   Sterling Financial Corp.+                             4,680          135,439
   Pennsylvania Real Estate Investment Trust             3,030          134,320
   Zenith National Insurance Corp.+                      2,820          132,794
   Boston Private Financial Holdings, Inc.+              4,720          126,826
   First Niagara Financial Group, Inc.                   9,580          125,498
   Strategic Hotels & Resorts, Inc.                      5,490          123,470
   Redwood Trust, Inc.                                   2,510          121,434
   Senior Housing Properties Trust+                      5,934          120,757
   Central Pacific Financial Corp.+                      3,640          120,156

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
   FelCor Lodging Trust, Inc.                            4,560   $      118,697
   Alexandria Real Estate Equities, Inc.+                1,220          118,120
   BioMed Realty Trust, Inc.+                            4,684          117,662
   Newcastle Investment Corp.+                           4,630          116,074
   Odyssey Re Holdings Corp.                             2,690          115,374
   Greater Bay Bancorp                                   4,140          115,258
   RLI Corp.                                             2,060          115,257
   Advanta Corp.                                         3,625          112,882
   FNB Corp.+                                            6,711          112,342
   Ashford Hospitality Trust, Inc.+                      9,490          111,602
   Entertainment Properties Trust+                       2,070          111,325
   Horace Mann Educators Corp.                           5,120          108,749
   Signature Bank*+                                      3,180          108,438
   Stifel Financial Corp.*+                              1,810          106,591
   First Bancorp Puerto Rico+                            9,630          105,834
   MCG Capital Corp.+                                    6,540          104,771
   MB Financial Corp.                                    2,910          101,093
   Acadia Realty Trust                                   3,820           99,129
   Waddell & Reed Financial, Inc. -- Class A             3,650           94,936
   Piper Jaffray Cos., Inc.*                             1,700           94,741
   Sterling Bancshares, Inc.                             8,280           93,647
   Deerfield Triarc Capital Corp.+                       6,380           93,339
   Advance America Cash Advance Centers, Inc.            5,230           92,780
   Portfolio Recovery Associates, Inc.+                  1,540           92,431
   First Industrial Realty Trust, Inc.+                  2,360           91,474
   NorthStar Realty Finance Corp.                        7,310           91,448
   Infinity Property & Casualty Corp.                    1,800           91,314
   National Penn Bancshares, Inc.+                       5,410           90,239
   Highwoods Properties, Inc.+                           2,400           90,000
   TierOne Corp.                                         2,910           87,591
   Equity Inns, Inc.                                     3,900           87,360
   Flagstar Bancorp, Inc.+                               7,210           86,880
   Equity One, Inc.+                                     3,400           86,870
   Texas Capital Bancshares, Inc.*                       3,880           86,718
   Alabama National Bancorporation                       1,370           84,721
   Federal Agricultural Mortgage Corp.                   2,460           84,181
   Extra Space Storage, Inc.+                            5,080           83,820


--------------------------------------------------------------------------------

RUSSELL 2000(R) 1.5X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          June 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
   National Retail Properties, Inc.+                     3,744   $       81,844
   Gramercy Capital Corp.                                2,870           79,040
   FPIC Insurance Group, Inc.*+                          1,920           78,278
   Eastgroup Properties, Inc.+                           1,770           77,561
   ProAssurance Corp.*                                   1,390           77,381
   Navigators Group, Inc.*                               1,430           77,077
   World Acceptance Corp.*                               1,800           76,914
   Ares Capital Corp.                                    4,530           76,330
   City Holding Co.                                      1,934           74,130
   GFI Group, Inc.*+                                     1,010           73,205
   Community Bancorp*+                                   2,610           73,028
   Centennial Bank Holdings, Inc.*                       8,470           71,741
   Anthracite Capital, Inc.                              6,130           71,721
   Sunstone Hotel Investors, Inc.                        2,490           70,691
   MFA Mortgage Investments, Inc.                        9,640           70,179
   International Bancshares Corp.                        2,685           68,790
   Meadowbrook Insurance Group, Inc.*                    6,120           67,075
   Healthcare Realty Trust, Inc.+                        2,410           66,950
   RAIT Financial Trust                                  2,510           65,310
   Medical Properties Trust Inc.+                        4,860           64,298
   Tower Group, Inc.+                                    2,010           64,119
   FirstFed Financial Corp.*+                            1,130           64,105
   Washington Real Estate Investment Trust+              1,880           63,920
   Brookline Bancorp, Inc.                               5,540           63,765
   Wintrust Financial Corp.+                             1,410           61,829
   American Physicians Capital, Inc.*                    1,520           61,560
   Omega Healthcare Investors, Inc.+                     3,850           60,946
   Western Alliance Bancorp, Inc.*+                      2,018           60,237
   Bank Mutual Corp.+                                    5,180           59,725
   Pinnacle Financial Partners, Inc.*+                   1,990           58,426
   Provident Bankshares Corp.                            1,780           58,348
   Preferred Bank                                        1,420           56,800
   Pico Holdings, Inc.*+                                 1,290           55,805
   Asta Funding, Inc.+                                   1,440           55,339
   Glacier Bancorp, Inc.                                 2,650           53,928
   MarketAxess Holdings, Inc.*                           2,980           53,610
   Digital Realty Trust, Inc.                            1,420           53,506
   Inland Real Estate Corp.+                             3,110           52,808
   Arbor Realty Trust, Inc.                              2,040           52,652
   American Campus Communities, Inc.+                    1,850           52,337

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
   Columbia Banking Systems, Inc.+                       1,780   $       52,065
   Crystal River Capital, Inc.                           2,010           48,803
   Old National Bancorp+                                 2,800           46,508
   Virginia Commerce Bancorp, Inc.*+                     2,725           46,080
   Capital Trust, Inc. -- Class A+                       1,290           44,041
   Seacoast Banking Corporation of Florida+              2,010           43,718
   Ezcorp, Inc. -- Class A*                              3,200           42,368
   First Cash Financial Services, Inc.*                  1,700           39,848
   Berkshire Hills Bancorp, Inc.+                        1,180           37,182
TOTAL FINANCIALS                                                     11,849,491
                                                                 --------------

INFORMATION TECHNOLOGY 15.5%
   Flir Systems, Inc.*+                                  4,960          229,400
   Arris Group, Inc.*                                   11,980          210,728
   Polycom, Inc.*                                        6,020          202,272
   ValueClick, Inc.*+                                    6,690          197,087
   Nuance Communications, Inc.*+                        11,160          186,707
   Foundry Networks, Inc.*+                             10,770          179,428
   Amkor Technology, Inc.*+                             11,330          178,447
   Jack Henry & Associates, Inc.                         6,590          169,692
   Micros Systems, Inc.*                                 3,040          165,376
   Anixter International, Inc.*+                         2,150          161,701
   Itron, Inc.*+                                         1,940          151,204
   eFunds Corp.*                                         4,070          143,630
   Digital River, Inc.*                                  3,140          142,085
   ON Semiconductor Corp.*                              12,960          138,931
   PMC - Sierra, Inc.*+                                 17,880          138,212
   j2 Global Communications, Inc.*                       3,930          137,157
   Palm, Inc.*+                                          8,340          133,523
   Perot Systems Corp. -- Class A*+                      7,810          133,082
   Equinix, Inc.*+                                       1,450          132,631
   Gartner, Inc. -- Class A*                             5,370          132,048
   Comtech Telecommunications Corp.*+                    2,810          130,440
   MKS Instruments, Inc.*+                               4,700          130,190
   Macrovision Corp.*+                                   4,260          128,056
   Electronics for Imaging, Inc.*                        4,520          127,554
   Advanced Energy Industries, Inc.*                     5,530          125,310
   Formfactor, Inc.*+                                    3,190          122,177
   Novatel Wireless, Inc.*                               4,590          119,432
   TIBCO Software, Inc.*+                               12,400          112,220
   Informatica Corp.*+                                   7,470          110,332


--------------------------------------------------------------------------------

RUSSELL 2000(R) 1.5X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          June 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
   Entegris, Inc.*                                       9,140   $      108,583
   L-1 Identity Solutions, Inc.*+                        5,180          105,931
   Authorize.Net Holdings, Inc.*                         5,900          105,551
   Atheros Communications, Inc.*+                        3,380          104,239
   Andrew Corp.*                                         7,080          102,235
   Interdigital Communications Corp.*                    3,160          101,657
   Aspen Technology, Inc.*+                              7,260          101,640
   DealerTrack Holdings, Inc.*                           2,710           99,836
   United Online, Inc.+                                  6,030           99,435
   Parametric Technology Corp.*                          4,520           97,677
   Rofin-Sinar Technologies, Inc.*                       1,410           97,290
   Blue Coat Systems, Inc.*                              1,960           97,059
   Technitrol, Inc.                                      3,320           95,184
   SYKES Enterprises, Inc.*                              4,990           94,760
   Transaction Systems Architects, Inc. --
      Class A*+                                          2,780           93,575
   Sonus Networks, Inc.*+                               10,870           92,612
   Sybase, Inc.*                                         3,850           91,977
   Micrel, Inc.                                          7,190           91,457
   C-COR, Inc.*                                          6,360           89,422
   Cabot Microelectronics Corp.*+                        2,480           88,015
   Quest Software, Inc.*                                 5,370           86,940
   Sapient Corp.*                                       11,050           85,417
   SAVVIS, Inc.*                                         1,690           83,672
   Zoran Corp.*                                          4,160           83,366
   Mastec, Inc.*                                         5,230           82,739
   Emulex Corp.*                                         3,770           82,337
   MAXIMUS, Inc.                                         1,890           81,988
   Trident Microsystems, Inc.*+                          4,450           81,658
   Tessera Technologies, Inc.*+                          1,980           80,289
   Vignette Corp.*                                       4,190           80,280
   THQ, Inc.*+                                           2,620           79,962
   Agilysys, Inc.                                        3,540           79,650
   MicroStrategy, Inc. -- Class A*+                        820           77,482
   ADTRAN, Inc.+                                         2,920           75,832
   SPSS, Inc.*                                           1,700           75,038
   Diodes, Inc.*+                                        1,790           74,768
   OmniVision Technologies, Inc.*+                       4,120           74,613
   Microsemi Corp.*+                                     3,070           73,527
   Harmonic, Inc.*+                                      8,274           73,390
   Kulicke & Soffa Industries, Inc.*                     6,960           72,871
   Coherent, Inc.*                                       2,340           71,393

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
   MTS Systems Corp.                                     1,590   $       71,025
   Hittite Microwave Corp.*                              1,660           70,932
   Ansys, Inc.*                                          2,650           70,225
   InfoSpace, Inc.                                       3,000           69,630
   Sirenza Microdevices, Inc.*+                          5,830           69,202
   Scansource, Inc.*+                                    2,140           68,459
   Ariba, Inc.*+                                         6,830           67,685
   Bankrate, Inc.*                                       1,410           67,567
   Forrester Research, Inc.*                             2,370           66,668
   Chordiant Software, Inc.*                             4,240           66,398
   EPIQ Systems, Inc.*                                   4,085           66,014
   Triquint Semiconductor, Inc.*                        12,960           65,578
   Cirrus Logic, Inc.*                                   7,850           65,155
   Loral Space & Communications, Inc.*                   1,320           65,050
   Littelfuse, Inc.*+                                    1,920           64,838
   Perficient, Inc.*+                                    3,110           64,377
   Ansoft Corp.*                                         2,180           64,288
   Stratasys, Inc.*                                      1,320           62,014
   Methode Electronics, Inc. -- Class A                  3,790           59,314
   Netgear, Inc.*+                                       1,610           58,363
   Cohu, Inc.                                            2,620           58,295
   Concur Technologies, Inc.*+                           2,550           58,268
   Mattson Technology, Inc.*                             6,000           58,200
   Progress Software Corp.*                              1,800           57,222
   Smith Micro Software, Inc.*+                          3,730           56,174
   Dycom Industries, Inc.*                               1,860           55,763
   Brooks Automation, Inc.*                              2,970           53,906
   Cogent, Inc.*+                                        3,590           52,737
   S1 Corp.*                                             6,530           52,175
   Lawson Software, Inc.*+                               5,230           51,725
   KEMET Corp.*                                          7,170           50,549
   SYNTEL INC+                                           1,640           49,840
   Integral Systems, Inc.                                2,040           49,592
   AMIS Holdings, Inc.*                                  3,930           49,204
   Park Electrochemical Corp.+                           1,660           46,779
   Blackboard, Inc.*                                     1,110           46,753
   Acacia Research - Acacia Technologies*                2,760           44,602
   Magma Design Automation, Inc.*                        3,120           43,805
   Insight Enterprises, Inc.*                            1,910           43,109
   Netlogic Microsystems, Inc.*+                         1,320           42,029
   Checkpoint Systems, Inc.*                             1,610           40,653
   Secure Computing Corp.*                               5,290           40,151
   MPower Communications*                                1,910           33,330
   OSI SYSTEMS INC*                                      1,200           32,820
   FalconStor Software, Inc.*+                           3,110           32,811
   MIPS Technology, Inc.*                                3,590           31,556


--------------------------------------------------------------------------------

RUSSELL 2000(R) 1.5X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          June 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
   OYO Geospace Corp.*                                     360   $       26,708
TOTAL INFORMATION TECHNOLOGY                                         10,565,937
                                                                 --------------

CONSUMER DISCRETIONARY 13.9%
   Chipotle Mexican Grill, Inc.*                         2,710          213,087
   Jack in the Box, Inc.*                                2,780          197,213
   Belo Corp. -- Class A+                                9,100          187,369
   Men's Wearhouse, Inc.+                                3,580          182,831
   Aeropostale, Inc.*                                    4,370          182,142
   Priceline.com, Inc.*+                                 2,590          178,037
   Payless Shoesource, Inc.*                             5,630          177,626
   Rent-A-Center, Inc.*                                  6,060          158,954
   American Greetings Corp. -- Class A                   5,600          158,648
   Warnaco Group, Inc.*                                  3,840          151,066
   Regis Corp.                                           3,900          149,175
   Bob Evans Farms, Inc.                                 3,920          144,452
   Cooper Tire & Rubber Co.                              5,190          143,348
   Tupperware Brands Corp.                               4,960          142,550
   Jakks Pacific, Inc.*                                  5,020          141,263
   ArvinMeritor, Inc.+                                   6,280          139,416
   Sonic Corp.*                                          6,020          133,162
   Arbitron, Inc.                                        2,550          131,401
   American Axle & Manufacturing Holdings, Inc.+         4,430          131,217
   Tenneco, Inc.*                                        3,730          130,699
   Tempur-Pedic International, Inc.+                     4,880          126,392
   Wolverine World Wide, Inc.+                           4,460          123,587
   Sotheby's Holdings, Inc. -- Class A+                  2,650          121,953
   CKE Restaurants, Inc.+                                6,010          120,621
   WMS Industries, Inc.*                                 4,115          118,759
   Gymboree Corp.*+                                      2,980          117,442
   Deckers Outdoor Corp.*                                1,150          116,035
   Fossil, Inc.*                                         3,770          111,177
   CSK Auto Corp.*                                       5,850          107,640
   Westpoint Stevens, Inc.*                              3,120          106,922
   Sally Beauty Holdings, Inc.*                         11,650          104,850
   PEP Boys-Manny Moe & Jack                             5,130          103,421
   IHOP Corp.                                            1,890          102,873
   J Crew Group, Inc.*+                                  1,890          102,230
   Marvel Entertainment, Inc.*+                          3,960          100,901
   Vail Resorts, Inc.*+                                  1,620           98,609
   Helen of Troy Ltd.*                                   3,620           97,740
   Stewart Enterprises, Inc. -- Class A+                12,510           97,453
   DeVry, Inc.                                           2,670           90,833
   Gaylord Entertainment Co.*+                           1,660           89,042

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
   Interactive Data Corp.                                3,300   $       88,374
   Media General, Inc.                                   2,620           87,167
   Applebee's International, Inc.                        3,550           85,555
   Stage Stores, Inc.+                                   4,080           85,517
   Pre-Paid Legal Services, Inc.*                        1,290           82,960
   Valassis Communications, Inc.*+                       4,800           82,512
   Winnebago Industries, Inc.+                           2,790           82,361
   AFC Enterprises, Inc.*+                               4,710           81,436
   Entercom Communications Corp.+                        3,270           81,390
   Sinclair Broadcast Group, Inc. -- Class A+            5,600           79,632
   RC2 Corp.*+                                           1,989           79,580
   GSI Commerce, Inc.*                                   3,460           78,577
   Morgans Hotel Group Co.*+                             3,220           78,504
   Buckle, Inc.                                          1,990           78,406
   Blyth, Inc.                                           2,900           77,082
   CBRL Group, Inc.+                                     1,810           76,889
   Aftermarket Technology Corp.*                         2,580           76,574
   Iconix Brand Group, Inc.*+                            3,430           76,215
   Columbia Sportswear Co.                               1,100           75,548
   Blue Nile, Inc.*+                                     1,250           75,500
   Keystone Automotive Industries, Inc.*+                1,820           75,293
   Buffalo Wild Wings, Inc.*                             1,810           75,278
   Premier Exhibitions, Inc.*+                           4,720           74,387
   Ameristar Casinos, Inc.                               2,140           74,344
   Guitar Center, Inc.*+                                 1,210           72,370
   Cato Corp. -- Class A                                 3,290           72,183
   Movado Group, Inc.                                    2,010           67,817
   Strayer Education, Inc.+                                510           67,172
   DSW, Inc.*+                                           1,890           65,810
   Pacific Sunwear of California, Inc.*                  2,980           65,560
   Universal Electronics, Inc.*                          1,770           64,286
   Oakley, Inc.                                          2,250           63,900
   Jos. A.  Bank Clothiers, Inc.*+                       1,510           62,620
   Entravision Communications Corp. -- Class A*          6,000           62,580
   Lin TV Corp. -- Class A*                              3,320           62,449
   Matthews International Corp. -- Class A               1,420           61,926
   Monarch Casino & Resort, Inc.*                        2,280           61,218
   Smith & Wesson Holding Corp.*+                        3,640           60,970
   Speedway Motorsports, Inc.                            1,520           60,770
   Callaway Golf Co.+                                    3,410           60,732


--------------------------------------------------------------------------------

RUSSELL 2000(R) 1.5X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          June 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
   Capella Education Co.*                                1,310   $       60,299
   Pier 1 Imports, Inc.                                  7,040           59,770
   Westwood One, Inc.                                    8,240           59,246
   Select Comfort Corp.*+                                3,650           59,203
   Unifirst Corp.                                        1,340           59,027
   K-Swiss, Inc. -- Class A+                             2,080           58,926
   Morningstar, Inc.*+                                   1,200           56,430
   Bally Technologies, Inc.*                             2,110           55,746
   Drew Industries, Inc.*+                               1,680           55,675
   Ambassadors Group, Inc.                               1,550           55,071
   Gemstar-TV Guide International, Inc.*                11,080           54,514
   Volcom, Inc.*+                                        1,080           54,140
   Asbury Automotive Group, Inc.                         2,150           53,643
   Monaco Coach Corp.                                    3,680           52,808
   Big 5 Sporting Goods Corp.                            1,990           50,745
   Talbots, Inc.+                                        2,020           50,561
   Fred's, Inc.+                                         3,490           46,696
   Eddie Bauer Holdings, Inc. -- SP ADR*                 3,620           46,517
   Zumiez, Inc.*+                                        1,200           45,336
   TiVo, Inc.*                                           7,600           44,004
   Maidenform Brands, Inc.*                              2,090           41,507
   Sealy Corp.+                                          2,420           39,978
   Overstock.com, Inc.*                                  2,010           36,723
   MTR Gaming Group, Inc.*                               1,910           29,414
TOTAL CONSUMER DISCRETIONARY                                          9,499,559
                                                                 --------------

INDUSTRIALS 12.7%
   Bucyrus International, Inc. -- Class A+               2,800          198,184
   Acuity Brands, Inc.                                   3,200          192,896
   Deluxe Corp.+                                         4,240          172,186
   Watson Wyatt & Co. Holdings+                          3,260          164,565
   United Stationers, Inc.*                              2,440          162,602
   Belden CDT, Inc.                                      2,930          162,175
   Ceradyne, Inc.*+                                      2,140          158,274
   Wabtec Corp.+                                         4,260          155,618
   SkyWest, Inc.+                                        6,470          154,180
   Waste Connections, Inc.*                              5,000          151,200
   Clarcor, Inc.                                         4,020          150,469
   Actuant Corp. -- Class A+                             2,280          143,777
   GrafTech International Ltd.*                          8,520          143,477
   EMCOR Group, Inc.*                                    1,960          142,884
   Granite Construction, Inc.                            2,180          139,912
   Tetra Tech, Inc.*                                     6,430          138,567
   Genlyte Group, Inc.*+                                 1,690          132,733
   Woodward Governor Co.                                 2,450          131,492
   Walter Industries, Inc.                               4,320          125,107

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
   HUB Group, Inc. -- Class A*+                          3,510   $      123,412
   IHS, Inc.*+                                           2,600          119,600
   Teledyne Technologies, Inc.*                          2,560          117,632
   Kaydon Corp.+                                         2,210          115,185
   ABM Industries, Inc.                                  4,420          114,080
   Republic Airways Holdings, Inc.*                      5,530          112,536
   Heidrick & Struggles International, Inc.*             2,180          111,703
   Barnes Group, Inc.+                                   3,500          110,880
   Korn/Ferry International, Inc.*                       4,170          109,504
   Huron Consulting Group, Inc.*                         1,440          105,134
   Applied Industrial Technologies, Inc.                 3,410          100,595
   AAR Corp.*                                            3,020           99,690
   Atlas Air Worldwide Holdings Co., Inc.*+              1,670           98,430
   NCI Building Systems, Inc.*+                          1,980           97,673
   RBC Bearings, Inc.*                                   2,330           96,113
   Teletech Holdings, Inc.*+                             2,940           95,491
   Genesee & Wyoming, Inc. -- Class A*                   3,190           95,190
   Columbus McKinnon Corp. -- Class A*+                  2,910           93,702
   Baldor Electric Co.                                   1,890           93,139
   Geo Group, Inc.*                                      3,180           92,538
   United Industrial Corp.+                              1,540           92,369
   NACCO Industries, Inc. -- Class A+                      590           91,739
   Albany International Corp. -- Class A+                2,200           88,968
   Curtiss-Wright Corp.                                  1,890           88,093
   Infrasource Services, Inc.*                           2,350           87,185
   Genco Shipping & Trading Ltd.+                        2,110           87,059
   Bowne & Co., Inc.                                     4,420           86,234
   Hexcel Corp.*+                                        4,080           85,966
   Consolidated Graphics, Inc.*                          1,230           85,214
   Cascade Corp.+                                        1,080           84,715
   Arkansas Best Corp.+                                  2,070           80,668
   Viad Corp.+                                           1,890           79,701
   Horizon Lines, Inc. -- Class A+                       2,430           79,607
   Ameron International Corp.                              880           79,367
   A.O. Smith Corp.                                      1,970           78,583
   Heartland Express, Inc.+                              4,800           78,240
   EnPro Industries, Inc.*                               1,760           75,310
   Layne Christensen Co.*+                               1,820           74,529


--------------------------------------------------------------------------------

RUSSELL 2000(R) 1.5X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          June 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
   Old Dominion Freight Line, Inc.*+                     2,460   $       74,169
   EDO Corp.+                                            2,230           73,300
   Interface, Inc. -- Class A                            3,860           72,800
   Moog, Inc. -- Class A*                                1,630           71,899
   M&F Worldwide Corp.*+                                 1,070           71,241
   FTI Consulting, Inc.*+                                1,860           70,736
   Ennis Inc.                                            2,980           70,090
   Resources Connection, Inc.*+                          2,110           70,010
   Apogee Enterprises, Inc.                              2,470           68,715
   Kaman Corp. -- Class A+                               2,170           67,682
   Watsco, Inc.                                          1,240           67,456
   II-VI, Inc.*+                                         2,460           66,838
   COMSYS IT Partners, Inc.*+                            2,930           66,833
   Briggs & Stratton Corp.+                              2,110           66,592
   Universal Forest Products, Inc.                       1,570           66,348
   Pike Electric Corp.*+                                 2,910           65,126
   Dynamic Materials Corp.                               1,710           64,125
   American Reprographics Co.*+                          2,070           63,735
   Williams Scotsman International, Inc.*+               2,610           62,144
   Amerco, Inc.*+                                          800           60,400
   Titan International, Inc.                             1,910           60,375
   Pinnacle Airlines Corp.*+                             3,120           58,500
   Mine Safety Appliances Co.+                           1,320           57,763
   CBIZ, Inc.*+                                          7,670           56,375
   Astec Industries, Inc.*                               1,330           56,153
   Saia, Inc.*                                           2,000           54,520
   Valmont Industries, Inc.                                710           51,660
   EnerSys*                                              2,780           50,874
   Cenveo, Inc.*                                         2,150           49,859
   Tennant Co.                                           1,350           49,275
   Goodman Global, Inc.*+                                2,210           49,106
   Mobile Mini, Inc.*+                                   1,640           47,888
   Rollins, Inc.                                         2,070           47,134
   TransDigm Group, Inc.*                                  990           40,055
   Encore Wire Corp.                                     1,010           29,734
TOTAL INDUSTRIALS                                                     8,645,582
                                                                 --------------

HEALTH CARE 10.6%
   Inverness Medical Innovations, Inc.*+                 3,450          176,019
   Steris Corp.                                          5,720          175,032
   Sunrise Senior Living, Inc.*+                         4,170          166,758
   Magellan Health Services, Inc.*                       3,510          163,110
   Immucor, Inc.*+                                       5,630          157,471
   MGI Pharma, Inc.*+                                    6,340          141,826
   Hologic, Inc.*+                                       2,510          138,828

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
   Varian, Inc.*                                         2,530   $      138,720
   Perrigo Co.+                                          6,700          131,186
   Dionex Corp.*+                                        1,810          128,492
   Analogic Corp.                                        1,710          125,702
   BioMarin Pharmaceuticals, Inc.*+                      6,946          124,611
   Myriad Genetics, Inc.*+                               3,350          124,586
   United Therapeutics Corp.*+                           1,940          123,694
   Apria Healthcare Group, Inc.*                         4,210          121,122
   Haemonetics Corp.*                                    2,190          115,216
   Illumina, Inc.*+                                      2,800          113,652
   inVentiv Health, Inc.*+                               3,050          111,660
   American Medical Systems Holdings, Inc.*+             5,970          107,699
   Kindred Healthcare, Inc.*                             3,500          107,520
   Par Pharmaceutical Cos., Inc.*                        3,760          106,145
   Valeant Pharmaceuticals International                 6,130          102,310
   Martek Biosciences Corp.*                             3,920          101,802
   OSI Pharmaceuticals, Inc.*+                           2,810          101,750
   KV Pharmaceutical Co.*+                               3,696          100,679
   Parexel International Corp.*                          2,370           99,682
   CV Therapeutics, Inc.*+                               7,240           95,640
   Alkermes, Inc.*                                       6,390           93,294
   Savient Pharmaceuticals, Inc.*+                       7,440           92,405
   Applera Corp. - Celera Group*+                        7,420           92,008
   Ventana Medical Systems, Inc.*+                       1,180           91,179
   Kyphon, Inc.*+                                        1,890           91,003
   Alpharma, Inc. -- Class A+                            3,490           90,775
   Cubist Pharmaceuticals, Inc.*+                        4,530           89,286
   Integra LifeSciences Holdings Corp.*+                 1,800           88,956
   Sciele Pharma, Inc.*+                                 3,730           87,879
   LifeCell Corp.*+                                      2,850           87,039
   Kendle International, Inc.*                           2,340           86,042
   ArthroCare Corp.*+                                    1,950           85,625
   Thoratec Corp.*+                                      4,600           84,594
   LCA-Vision, Inc.                                      1,770           83,650
   PharmaNet Development Group, Inc.*+                   2,620           83,526
   Medarex, Inc.*+                                       5,490           78,452
   Conmed Corp.*+                                        2,650           77,592
   Allscripts Healthcare Solutions, Inc.*+               2,960           75,421
   Affymetrix, Inc.*+                                    3,030           75,417
   Chemed Corp.+                                         1,130           74,908


--------------------------------------------------------------------------------

RUSSELL 2000(R) 1.5X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          June 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
   Eclipsys Corp.*                                       3,720   $       73,656
   Medicis Pharmaceutical Corp. -- Class A+              2,410           73,601
   Quidel Corp.*                                         4,140           72,698
   Gentiva Health Services, Inc.*                        3,610           72,417
   Healthspring, Inc.*                                   3,740           71,284
   Cepheid, Inc.*+                                       4,860           70,956
   Amedisys, Inc.*                                       1,890           68,664
   Alexion Pharmaceuticals, Inc.*+                       1,510           68,041
   Sun Healthcare Group, Inc.*                           4,660           67,523
   Omnicell, Inc.*                                       3,190           66,288
   The Trizetto Group, Inc.*+                            3,420           66,211
   Greatbatch, Inc.*+                                    1,990           64,476
   AmSurg Corp.*                                         2,650           63,971
   Salix Pharmaceuticals Ltd.*+                          5,120           62,976
   SurModics, Inc.*+                                     1,240           62,000
   Align Technology, Inc.*+                              2,560           61,850
   Res-Care, Inc.*                                       2,910           61,517
   HealthExtras, Inc.*                                   2,000           59,160
   Owens & Minor, Inc.                                   1,660           58,000
   Option Care, Inc.                                     3,720           57,288
   Adams Respiratory Therapeutics, Inc.*+                1,410           55,540
   ICU Medical, Inc.*+                                   1,290           55,393
   LHC Group, Inc.*+                                     2,090           54,758
   Meridian Bioscience, Inc.                             2,485           53,825
   Human Genome Sciences, Inc.*                          5,970           53,252
   Indevus Pharmaceuticals, Inc.*                        7,860           52,898
   Onyx Pharmaceuticals, Inc.*+                          1,930           51,917
   Bio-Reference Labs, Inc.*                             1,890           51,692
   Vital Signs, Inc.                                       930           51,662
   Symmetry Medical, Inc.*+                              3,170           50,752
   Phase Forward, Inc.*                                  2,840           47,797
   Incyte Corp.*+                                        7,880           47,280
   Exelixis, Inc.*+                                      3,780           45,738
   Viropharma, Inc.*                                     3,250           44,850
   Abaxis, Inc.*                                         2,100           43,806
   Pharmion Corp.*                                       1,300           37,635
TOTAL HEALTH CARE                                                     7,231,335
                                                                 --------------

ENERGY 4.8%
   PetroHawk Energy Corp.*+                             13,280          210,621
   Mariner Energy, Inc.*                                 8,270          200,547
   Alpha Natural Resources, Inc.*+                       7,400          153,846
   W-H Energy Services, Inc.*                            2,260          139,917
   NATCO Group, Inc.*                                    2,850          131,214
   USEC, Inc.*+                                          5,560          122,209

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
   Hanover Compressor Co.*+                              5,030   $      119,965
   Berry Petroleum Co. -- Class A                        3,120          117,562
   Penn Virginia Corp.+                                  2,860          114,972
   Parker Drilling Co.*                                 10,780          113,621
   Hornbeck Offshore Services, Inc.*                     2,890          112,016
   Input/Output, Inc.*+                                  7,150          111,611
   GulfMark Offshore, Inc.*+                             2,140          109,611
   Dril-Quip, Inc.*                                      2,300          103,385
   Lufkin Industries, Inc.                               1,460           94,243
   Arena Resources, Inc.*+                               1,540           89,489
   Universal Compression Holdings, Inc.*                 1,210           87,689
   Parallel Petroleum Corp.*                             3,920           85,848
   ATP Oil & Gas Corp.*+                                 1,690           82,202
   Carrizo Oil & Gas, Inc.*+                             1,970           81,696
   Atwood Oceanics, Inc.*+                               1,150           78,913
   Matrix Service Co.*                                   3,120           77,532
   Alon USA Energy, Inc.+                                1,720           75,697
   Ship Finance International Ltd.+                      2,510           74,497
   Delek US Holdings, Inc.+                              2,500           66,625
   Petroleum Development Corp.*                          1,350           64,098
   Trico Marine Services, Inc.*+                         1,560           63,773
   Harvest Natural Resources, Inc.*+                     5,140           61,217
   Dawson Geophysical Co.*                                 990           60,845
   Encore Acquisition Co.*+                              2,150           59,770
   Atlas America, Inc.                                     990           53,193
   Rosetta Resources, Inc.*                              2,340           50,404
   GMX Resources, Inc.*+                                 1,390           48,094
   Bill Barrett Corp.*+                                  1,250           46,038
TOTAL ENERGY                                                          3,262,960
                                                                 --------------

MATERIALS 3.9%
   Quanex Corp.                                          3,510          170,937
   OM Group, Inc.*                                       3,200          169,344
   CF Industries Holdings, Inc.                          2,680          160,505
   Greif, Inc. -- Class A                                2,610          155,582
   Buckeye Technologies, Inc.*                           8,230          127,318
   H.B. Fuller Co.+                                      4,120          123,147
   Worthington Industries, Inc.                          5,530          119,725
   Metal Management, Inc.                                2,510          110,616
   Silgan Holdings, Inc.                                 1,990          110,007
   AptarGroup, Inc.                                      3,070          109,169
   Rockwood Holdings, Inc.*                              2,960          108,188
   Terra Industries, Inc.*+                              4,010          101,934
   Sensient Technologies Corp.                           3,900           99,021
   Century Aluminum Co.*                                 1,810           98,880


--------------------------------------------------------------------------------

RUSSELL 2000(R) 1.5X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          June 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
   Ryerson, Inc.+                                        2,610   $       98,267
   Ferro Corp.                                           3,680           91,742
   Kaiser Aluminum Corp.*                                1,210           88,185
   Spartech Corp.                                        3,000           79,650
   Texas Industries, Inc.+                               1,010           79,194
   Haynes International, Inc.*                             900           75,987
   Neenah Paper, Inc.                                    1,820           75,093
   RTI International Metals, Inc.*+                        990           74,616
   Koppers Holdings, Inc.                                2,110           71,065
   A. Schulman, Inc.                                     2,540           61,798
   Schweitzer-Mauduit International, Inc.                1,920           59,520
   Hecla Mining Co.*                                     5,450           46,543
TOTAL MATERIALS                                                       2,666,033
                                                                 --------------

CONSUMER STAPLES 2.9%
   Flowers Foods, Inc.                                   4,420          147,451
   Universal Corp.+                                      2,390          145,599
   Seaboard Corp.+                                          60          140,700
   Central European Distribution Corp.*+                 3,670          127,055
   Chattem, Inc.*+                                       1,540           97,605
   Chiquita Brands International, Inc.*+                 5,130           97,265
   Spartan Stores, Inc.                                  2,820           92,806
   Performance Food Group Co.*                           2,810           91,297
   Hain Celestial Group, Inc.*                           3,240           87,934
   Alliance One International, Inc.*                     8,590           86,329
   Longs Drug Stores Corp.                               1,640           86,133
   Nash Finch Co.+                                       1,600           79,200
   Andersons, Inc.+                                      1,700           77,061
   Elizabeth Arden, Inc.*                                3,060           74,236
   Sanderson Farms, Inc.+                                1,540           69,331
   Darling International, Inc.*+                         7,190           65,717
   Pilgrim's Pride Corp.                                 1,670           63,744
   Ralcorp Holdings, Inc.*                               1,110           59,329
   Ruddick Corp.                                         1,860           56,023
   Green Mountain Coffee Roasters, Inc.*                   700           55,118
   WD-40 Co.                                             1,520           49,962
   Prestige Brands Holdings, Inc. -- Class A*+           3,650           47,377
   Boston Beer Co., Inc. -- Class A*                     1,110           43,679
   Playtex Products, Inc.*                               2,310           34,211
TOTAL CONSUMER STAPLES                                                1,975,162
                                                                 --------------

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
UTILITIES 2.2%
   Nicor, Inc.+                                          4,150   $      178,118
   Westar Energy, Inc.                                   6,950          168,746
   Black Hills Corp.+                                    3,150          125,212
   Cleco Corp.                                           4,880          119,560
   PNM Resources, Inc.+                                  4,250          118,107
   New Jersey Resources Corp.                            2,210          112,754
   Avista Corp.                                          5,050          108,828
   Allete, Inc.                                          2,130          100,217
   Northwest Natural Gas Co.                             2,120           97,923
   Unisource Energy Corp.                                2,880           94,723
   Otter Tail Power Co.+                                 2,730           87,551
   Piedmont Natural Gas Co.+                             3,330           82,085
   El Paso Electric Co.*                                 2,240           55,014
   South Jersey Industries, Inc.+                        1,300           45,994
   Southern Union Co.                                        1               23
TOTAL UTILITIES                                                       1,494,855
                                                                 --------------

TELECOMMUNICATION SERVICES 1.2%
   Dobson Communications Corp. -- Class A*              11,460          127,320
   Time Warner Telecom, Inc. -- Class A*+                6,010          120,801
   Cogent Communications Group, Inc.*                    3,310           98,870
   Golden Telecom, Inc.+                                 1,760           96,818
   Cbeyond, Inc.*+                                       2,160           83,182
   Iowa Telecommunications Services, Inc.+               3,510           79,782
   Rural Cellular Corp. -- Class A*                      1,410           61,772
   Cincinnati Bell, Inc.*+                              10,430           60,285
   NTELOS Holdings Corp.                                 1,990           55,004
   Premiere Global Services, Inc.*                       3,440           44,789
TOTAL TELECOMMUNICATION SERVICES                                        828,623
                                                                 --------------

TOTAL COMMON STOCKS
(Cost $49,995,815)                                                   58,019,537
                                                                 --------------

                                                          FACE
                                                        AMOUNT
                                                  ------------
REPURCHASE AGREEMENT 18.7%
Collateralized by U.S. Treasury Obligations
Mizuho Financial Group, Inc. issued 06/29/07 at
   4.50% due 07/02/07                                3,798,186        3,798,186


--------------------------------------------------------------------------------

RUSSELL 2000(R) 1.5X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          June 30, 2007
--------------------------------------------------------------------------------

                                                          FACE           MARKET
                                                        AMOUNT            VALUE
-------------------------------------------------------------------------------
Credit Suisse Group issued 06/29/07 at 4.45%
   due 07/02/07++                                    4,231,610   $    4,231,610
Morgan Stanley issued 06/29/07 at 4.25% due
   07/02/07                                            251,732          251,732
Lehman Brothers Holdings, Inc. issued 06/29/07
   at 4.15% due 07/02/07                             3,849,464        3,849,464
Morgan Stanley issued 06/29/2007 at 4.14% due
   07/02/07                                            607,117          607,117
                                                                 --------------

TOTAL REPURCHASE AGREEMENTS
(Cost $12,738,109)                                                   12,738,109
                                                                 --------------

SECURITIES LENDING COLLATERAL 22.9%
Investment in Securities Lending Short Term
   Investment Portfolio held by U.S. Bank           15,623,881       15,623,881
                                                                 --------------

TOTAL SECURITIES LENDING COLLATERAL
(Cost $15,623,881)                                                   15,623,881
                                                                 ==============

TOTAL INVESTMENTS 126.6%
(Cost $78,357,805)                                               $   86,381,527
                                                                 --------------
LIABILITIES IN EXCESS OF OTHER ASSETS - (26.6)%                  $  (18,158,239)
                                                                 --------------
NET ASSETS - 100.0%                                              $   68,223,288

                                                                     UNREALIZED
                                                     CONTRACTS             LOSS
-------------------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
September 2007 Russell 2000 Index Mini Futures
   Contracts
   (Aggregate Market Value of Contracts
      $11,639,860)                                         139   $     (100,841)
                                                                 --------------

                                                         UNITS
                                                  ------------
EQUITY INDEX SWAP AGREEMENTS
August 2007 Russell 2000 Index Swap, Terminating
08/21/07**
   (Notional Market Value $21,962,021)                  26,343   $      (74,098)

September 2007 Russell 2000 Index Swap,
Terminating 09/28/07**
   (Notional Market Value $11,362,680)                  13,629         (300,736)
(TOTAL NOTIONAL MARKET VALUE $33,324,701)                        $     (374,834)
                                                                 --------------

*     Non-Income Producing Security.

**    Price Return based on Russell 2000 Index +/- financing at a variable rate.

+     All or a portion of this security is on loan at June 30, 2007

++ All or a portion of this security is pledged as equity index swap collateral at June 30, 2007

      ADR - American Depository Receipt.


--------------------------------------------------------------------------------

RUSSELL 2000(R) FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          June 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 60.9%

FINANCIALS 12.5%
   SVB Financial Group*                                    320   $       16,995
   Aspen Insurance Holdings Ltd.                           580           16,281
   Apollo Investment Corp.+                                720           15,494
   First Community Bancorp                                 260           14,875
   Chittenden Corp.+                                       420           14,679
   Cathay General Bancorp+                                 430           14,422
   UCBH Holdings, Inc.+                                    750           13,702
   Platinum Underwriters Holdings Ltd.                     390           13,552
   Prosperity Bancshares, Inc.                             410           13,432
   UMB Financial Corp.                                     360           13,273
   Downey Financial Corp.+                                 200           13,196
   Realty Income Corp.+                                    520           13,099
   Assured Guaranty Ltd.                                   440           13,006
   Phoenix Cos., Inc.                                      850           12,758
   DiamondRock Hospitality Co.+                            650           12,402
   Nationwide Health Properties, Inc.+                     450           12,240
   LaSalle Hotel Properties                                280           12,158
   Delphi Financial Group, Inc. -- Class A                 290           12,128
   NewAlliance Bancshares, Inc.+                           790           11,629
   Max Capital Group Ltd.                                  410           11,603
   South Financial Group, Inc.                             510           11,546
   Post Properties, Inc.                                   220           11,469
   First Midwest Bancorp, Inc.                             320           11,363
   Sterling Financial Corp.+                               388           11,229
   Potlatch Corp.+                                         260           11,193
   LandAmerica Financial Group, Inc.                       116           11,193
   Pennsylvania Real Estate Investment Trust               250           11,082
   Zenith National Insurance Corp.                         230           10,831
   Boston Private Financial Holdings, Inc.+                390           10,479
   First Niagara Financial Group, Inc.+                    790           10,349
   Redwood Trust, Inc.                                     210           10,160
   Strategic Hotels & Resorts, Inc.                        450           10,120
   Senior Housing Properties Trust+                        490            9,971
   Central Pacific Financial Corp.                         300            9,903

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
   FelCor Lodging Trust, Inc.                              380   $        9,891
   BioMed Realty Trust, Inc.+                              390            9,797
   Alexandria Real Estate Equities, Inc.+                  100            9,682
   Newcastle Investment Corp.+                             380            9,527
   RLI Corp.                                               170            9,511
   Advanta Corp.                                           305            9,498
   Greater Bay Bancorp                                     340            9,466
   Odyssey Re Holdings Corp.                               220            9,436
   FNB Corp.+                                              550            9,207
   Ashford Hospitality Trust, Inc.+                        780            9,173
   Entertainment Properties Trust                          170            9,143
   Horace Mann Educators Corp.                             420            8,921
   Signature Bank*                                         260            8,866
   Stifel Financial Corp.*+                                150            8,833
   First Bancorp Puerto Rico+                              790            8,682
   MCG Capital Corp.                                       540            8,651
   MB Financial Corp.                                      240            8,338
   Acadia Realty Trust                                     310            8,044
   Waddell & Reed Financial, Inc. -- Class A               300            7,803
   Piper Jaffray Cos., Inc.*+                              140            7,802
   Deerfield Triarc Capital Corp.+                         530            7,754
   Sterling Bancshares, Inc.                               680            7,691
   Advance America Cash Advance Centers, Inc.              430            7,628
   Infinity Property & Casualty Corp.                      150            7,609
   Portfolio Recovery Associates, Inc.+                    126            7,563
   National Penn Bancshares, Inc.                          450            7,506
   NorthStar Realty Finance Corp.                          600            7,506
   Highwoods Properties, Inc.                              200            7,500
   First Industrial Realty Trust, Inc.+                    190            7,364
   TierOne Corp.                                           240            7,224
   Equity Inns, Inc.                                       320            7,168
   Equity One, Inc.                                        280            7,154
   Texas Capital Bancshares, Inc.*                         320            7,152
   Flagstar Bancorp, Inc.+                                 590            7,109
   Extra Space Storage, Inc.+                              420            6,930
   Federal Agricultural Mortgage Corp.                     200            6,844
   Alabama National Bancorporation                         110            6,802


--------------------------------------------------------------------------------

RUSSELL 2000(R) FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          June 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
   National Retail Properties, Inc.                        310   $        6,777
   Gramercy Capital Corp.                                  240            6,610
   Eastgroup Properties, Inc.+                             150            6,573
   FPIC Insurance Group, Inc.*+                            160            6,523
   World Acceptance Corp.*                                 150            6,409
   Navigators Group, Inc.*                                 116            6,252
   Ares Capital Corp.                                      370            6,234
   Community Bancorp*+                                     220            6,156
   City Holding Co.                                        160            6,133
   ProAssurance Corp.*+                                    110            6,124
   Anthracite Capital, Inc.                                510            5,967
   Sunstone Hotel Investors, Inc.                          210            5,962
   Centennial Bank Holdings, Inc.*                         700            5,929
   MFA Mortgage Investments, Inc.                          800            5,824
   GFI Group, Inc.*                                         80            5,798
   International Bancshares Corp.                          220            5,636
   Healthcare Realty Trust, Inc.+                          200            5,556
   Meadowbrook Insurance Group, Inc.*                      500            5,480
   RAIT Financial Trust                                    210            5,464
   Washington Real Estate Investment Trust+                160            5,440
   Tower Group, Inc.+                                      170            5,423
   Brookline Bancorp, Inc.                                 460            5,295
   Medical Properties Trust Inc.+                          400            5,292
   American Physicians Capital, Inc.*                      130            5,265
   Wintrust Financial Corp.                                120            5,262
   FirstFed Financial Corp.*+                               90            5,106
   Western Alliance Bancorp, Inc.*                         170            5,074
   Omega Healthcare Investors, Inc.                        320            5,066
   Bank Mutual Corp.+                                      430            4,958
   Provident Bankshares Corp.                              150            4,917
   Preferred Bank                                          120            4,800
   Pico Holdings, Inc.*+                                   110            4,759
   Pinnacle Financial Partners, Inc.*+                     160            4,698
   Asta Funding, Inc.+                                     120            4,612
   Digital Realty Trust, Inc.                              120            4,522
   MarketAxess Holdings, Inc.*                             250            4,497
   Glacier Bancorp, Inc.                                   220            4,477
   Inland Real Estate Corp.+                               260            4,415
   Arbor Realty Trust, Inc.                                170            4,388
   Columbia Banking Systems, Inc.                          150            4,387

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
   American Campus Communities, Inc.                       150   $        4,244
   Crystal River Capital, Inc.                             170            4,128
   Virginia Commerce Bancorp, Inc.*+                       226            3,822
   Old National Bancorp+                                   230            3,820
   Capital Trust, Inc. -- Class A+                         110            3,755
   Seacoast Banking Corporation of Florida+                170            3,698
   Ezcorp, Inc. -- Class A*                                260            3,442
   First Cash Financial Services, Inc.*                    140            3,282
   Berkshire Hills Bancorp, Inc.                           100            3,151
TOTAL FINANCIALS                                                        977,989
                                                                 --------------

INFORMATION TECHNOLOGY 11.1%
   Flir Systems, Inc.*+                                    410           18,962
   Arris Group, Inc.*                                      990           17,414
   Polycom, Inc.*                                          500           16,800
   ValueClick, Inc.*                                       550           16,203
   Nuance Communications, Inc.*+                           920           15,392
   Foundry Networks, Inc.*                                 890           14,827
   Amkor Technology, Inc.*                                 930           14,647
   Jack Henry & Associates, Inc.                           540           13,905
   Micros Systems, Inc.*                                   250           13,600
   Anixter International, Inc.*+                           180           13,538
   Itron, Inc.*+                                           160           12,470
   eFunds Corp.*                                           340           11,999
   Digital River, Inc.*                                    260           11,765
   ON Semiconductor Corp.*                               1,070           11,470
   PMC - Sierra, Inc.*+                                  1,480           11,440
   Palm, Inc.*+                                            690           11,047
   j2 Global Communications, Inc.*                         316           11,028
   Equinix, Inc.*+                                         120           10,976
   Perot Systems Corp. -- Class A*+                        640           10,906
   Gartner, Inc. -- Class A*                               440           10,820
   MKS Instruments, Inc.*                                  386           10,692
   Comtech Telecommunications Corp.*+                      230           10,677
   Macrovision Corp.*                                      350           10,521
   Electronics for Imaging, Inc.*                          370           10,441
   Advanced Energy Industries, Inc.*                       460           10,424
   Formfactor, Inc.*+                                      260            9,958
   Novatel Wireless, Inc.*                                 380            9,888
   TIBCO Software, Inc.*+                                1,020            9,231
   Informatica Corp.*+                                     620            9,157


--------------------------------------------------------------------------------

RUSSELL 2000(R) FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          June 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
   Entegris, Inc.*                                         750   $        8,910
   L-1 Identity Solutions, Inc.*+                          430            8,793
   Authorize.Net Holdings, Inc.*                           490            8,766
   Atheros Communications, Inc.*                           280            8,635
   Aspen Technology, Inc.*+                                600            8,400
   Andrew Corp.*                                           580            8,375
   Interdigital Communications Corp.*                      260            8,364
   United Online, Inc.                                     500            8,245
   Rofin-Sinar Technologies, Inc.*                         118            8,142
   DealerTrack Holdings, Inc.*                             220            8,105
   Parametric Technology Corp.*                            370            7,996
   Blue Coat Systems, Inc.*                                160            7,923
   SYKES Enterprises, Inc.*                                410            7,786
   Transaction Systems Architects, Inc. --
      Class A*                                             230            7,742
   Technitrol, Inc.                                        270            7,741
   Sonus Networks, Inc.*+                                  900            7,668
   Sybase, Inc.*                                           320            7,645
   Micrel, Inc.                                            590            7,505
   C-COR, Inc.*                                            520            7,311
   Quest Software, Inc.*                                   440            7,124
   Sapient Corp.*                                          910            7,034
   Cabot Microelectronics Corp.*+                          196            6,956
   MAXIMUS, Inc.                                           160            6,941
   SAVVIS, Inc.*                                           140            6,931
   Zoran Corp.*                                            340            6,814
   Mastec, Inc.*                                           430            6,803
   Trident Microsystems, Inc.*+                            370            6,789
   Emulex Corp.*                                           310            6,770
   THQ, Inc.*+                                             220            6,714
   Vignette Corp.*                                         350            6,706
   MicroStrategy, Inc. -- Class A*+                         70            6,614
   Agilysys, Inc.                                          290            6,525
   Tessera Technologies, Inc.*                             160            6,488
   Diodes, Inc.*+                                          150            6,265
   ADTRAN, Inc.                                            240            6,233
   SPSS, Inc.*                                             140            6,180
   OmniVision Technologies, Inc.*+                         340            6,157
   Harmonic, Inc.*+                                        680            6,032
   Microsemi Corp.*+                                       250            5,987
   Hittite Microwave Corp.*                                140            5,982
   Kulicke & Soffa Industries, Inc.*                       570            5,968

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
   Ansys, Inc.*                                            220   $        5,830
   InfoSpace, Inc.+                                        250            5,802
   Scansource, Inc.*+                                      180            5,758
   Bankrate, Inc.*                                         120            5,750
   Sirenza Microdevices, Inc.*+                            480            5,698
   Coherent, Inc.*                                         186            5,675
   MTS Systems Corp.                                       126            5,628
   Forrester Research, Inc.*                               200            5,626
   EPIQ Systems, Inc.*                                     345            5,575
   Ariba, Inc.*+                                           560            5,550
   Chordiant Software, Inc.*                               350            5,481
   Loral Space & Communications, Inc.*                     110            5,421
   Triquint Semiconductor, Inc.*                         1,070            5,414
   Littelfuse, Inc.*                                       160            5,403
   Cirrus Logic, Inc.*                                     650            5,395
   Perficient, Inc.*+                                      260            5,382
   Ansoft Corp.*                                           180            5,308
   Stratasys, Inc.*                                        110            5,168
   Cohu, Inc.                                              220            4,895
   Methode Electronics, Inc. -- Class A                    310            4,851
   Concur Technologies, Inc.*+                             210            4,799
   Progress Software Corp.*                                150            4,769
   Mattson Technology, Inc.*                               490            4,753
   Netgear, Inc.*                                          130            4,713
   Smith Micro Software, Inc.*+                            310            4,669
   Brooks Automation, Inc.*                                250            4,538
   Dycom Industries, Inc.*                                 150            4,497
   Cogent, Inc.*+                                          300            4,407
   S1 Corp.*                                               540            4,315
   SYNTEL INC+                                             140            4,255
   Lawson Software, Inc.*+                                 430            4,253
   KEMET Corp.*                                            590            4,160
   Integral Systems, Inc.                                  170            4,133
   AMIS Holdings, Inc.*                                    320            4,006
   Park Electrochemical Corp.+                             140            3,945
   Blackboard, Inc.*                                        90            3,791
   Acacia Research - Acacia Technologies*                  230            3,717
   Magma Design Automation, Inc.*                          260            3,650
   Insight Enterprises, Inc.*+                             160            3,611
   Netlogic Microsystems, Inc.*                            110            3,502
   Secure Computing Corp.*                                 440            3,340
   Checkpoint Systems, Inc.*                               130            3,283
   MPower Communications*                                  160            2,792
   FalconStor Software, Inc.*                              260            2,743
   OSI SYSTEMS INC*                                        100            2,735
   MIPS Technology, Inc.*                                  300            2,637


--------------------------------------------------------------------------------

RUSSELL 2000(R) FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          June 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
   OYO Geospace Corp.*                                      30   $        2,226
TOTAL INFORMATION TECHNOLOGY                                            872,112
                                                                 --------------

CONSUMER DISCRETIONARY 10.0%
   Chipotle Mexican Grill, Inc.*                           220           17,299
   Jack in the Box, Inc.*                                  230           16,316
   Belo Corp. -- Class A                                   750           15,443
   Men's Wearhouse, Inc.                                   300           15,321
   Aeropostale, Inc.*                                      360           15,005
   Payless Shoesource, Inc.*                               460           14,513
   Priceline.com, Inc.*+                                   210           14,435
   Rent-A-Center, Inc.*                                    500           13,115
   American Greetings Corp. -- Class A                     460           13,032
   Warnaco Group, Inc.*+                                   320           12,589
   Regis Corp.                                             316           12,087
   Cooper Tire & Rubber Co.                                430           11,877
   Bob Evans Farms, Inc.+                                  320           11,792
   Tupperware Brands Corp.                                 410           11,783
   ArvinMeritor, Inc.+                                     520           11,544
   Jakks Pacific, Inc.*                                    406           11,425
   Sonic Corp.*                                            500           11,060
   American Axle & Manufacturing Holdings, Inc.            370           10,959
   Tenneco, Inc.*                                          310           10,862
   Arbitron, Inc.                                          210           10,821
   Tempur-Pedic International, Inc.+                       400           10,360
   Wolverine World Wide, Inc.+                             370           10,253
   Sotheby's Holdings, Inc. -- Class A                     220           10,124
   CKE Restaurants, Inc.                                   496            9,955
   Gymboree Corp.*+                                        250            9,853
   WMS Industries, Inc.*                                   340            9,812
   Fossil, Inc.*+                                          310            9,142
   Deckers Outdoor Corp.*                                   90            9,081
   Westpoint Stevens, Inc.*                                260            8,910
   CSK Auto Corp.*                                         480            8,832
   J Crew Group, Inc.*+                                    160            8,654
   Sally Beauty Holdings, Inc.*                            960            8,640
   IHOP Corp.                                              158            8,600
   PEP Boys-Manny Moe & Jack                               420            8,467
   Marvel Entertainment, Inc.*+                            330            8,408
   Helen of Troy Ltd.*                                     300            8,100
   Stewart Enterprises, Inc. -- Class A+                 1,030            8,024
   Vail Resorts, Inc.*+                                    130            7,913
   Gaylord Entertainment Co.*                              140            7,510
   DeVry, Inc.+                                            220            7,484

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
   Media General, Inc.                                     220   $        7,319
   Interactive Data Corp.                                  270            7,231
   Stage Stores, Inc.                                      340            7,126
   Pre-Paid Legal Services, Inc.*                          110            7,074
   Applebee's International, Inc.                          290            6,989
   Valassis Communications, Inc.*                          400            6,876
   Winnebago Industries, Inc.+                             230            6,790
   AFC Enterprises, Inc.*+                                 390            6,743
   Entercom Communications Corp.+                          270            6,720
   GSI Commerce, Inc.*+                                    290            6,586
   Morgans Hotel Group Co.*+                               270            6,583
   Sinclair Broadcast Group, Inc. -- Class A+              460            6,541
   RC2 Corp.*                                              160            6,402
   Blyth, Inc.                                             240            6,379
   CBRL Group, Inc.                                        150            6,372
   Buckle, Inc.                                            160            6,304
   Ameristar Casinos, Inc.                                 180            6,253
   Buffalo Wild Wings, Inc.*                               150            6,239
   Aftermarket Technology Corp.*                           210            6,233
   Iconix Brand Group, Inc.*+                              280            6,222
   Keystone Automotive Industries, Inc.*+                  150            6,206
   Columbia Sportswear Co.                                  90            6,181
   Premier Exhibitions, Inc.*+                             390            6,146
   Blue Nile, Inc.*+                                       100            6,040
   Guitar Center, Inc.*+                                   100            5,981
   Cato Corp. -- Class A                                   270            5,924
   Movado Group, Inc.                                      170            5,736
   DSW, Inc.*+                                             160            5,571
   Pacific Sunwear of California, Inc.*                    250            5,500
   Universal Electronics, Inc.*                            150            5,448
   Oakley, Inc.                                            190            5,396
   Strayer Education, Inc.                                  40            5,268
   Matthews International Corp. -- Class A                 120            5,233
   Entravision Communications Corp. -- Class A*            490            5,111
   Monarch Casino & Resort, Inc.*                          190            5,102
   Lin TV Corp. -- Class A*                                270            5,079
   Capella Education Co.*                                  110            5,063
   Speedway Motorsports, Inc.                              126            5,037
   Smith & Wesson Holding Corp.*+                          300            5,025
   Callaway Golf Co.                                       280            4,987


--------------------------------------------------------------------------------

RUSSELL 2000(R) FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          June 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
   Jos. A.  Bank Clothiers, Inc.*+                         120   $        4,976
   Pier 1 Imports, Inc.                                    580            4,924
   Westwood One, Inc.+                                     680            4,889
   Select Comfort Corp.*+                                  300            4,866
   Unifirst Corp.                                          110            4,846
   K-Swiss, Inc. -- Class A                                170            4,816
   Morningstar, Inc.*+                                     100            4,703
   Drew Industries, Inc.*                                  140            4,640
   Ambassadors Group, Inc.                                 130            4,619
   Volcom, Inc.*+                                           90            4,512
   Bally Technologies, Inc.*                               170            4,491
   Asbury Automotive Group, Inc.                           180            4,491
   Gemstar-TV Guide International, Inc.*                   910            4,477
   Monaco Coach Corp.                                      300            4,305
   Talbots, Inc.+                                          170            4,255
   Big 5 Sporting Goods Corp.                              160            4,080
   Fred's, Inc.                                            290            3,880
   Eddie Bauer Holdings, Inc. -- SP ADR*                   300            3,855
   Zumiez, Inc.*+                                          100            3,778
   TiVo, Inc.*                                             630            3,648
   Maidenform Brands, Inc.*                                168            3,336
   Sealy Corp.+                                            200            3,304
   Overstock.com, Inc.*                                    170            3,106
   MTR Gaming Group, Inc.*                                 160            2,464
TOTAL CONSUMER DISCRETIONARY                                            783,677
                                                                 --------------

INDUSTRIALS 9.1%
   Bucyrus International, Inc. -- Class A+                 230           16,279
   Acuity Brands, Inc.                                     260           15,673
   Deluxe Corp.+                                           350           14,213
   Watson Wyatt & Co. Holdings                             270           13,630
   United Stationers, Inc.*                                200           13,328
   Ceradyne, Inc.*+                                        180           13,313
   Belden CDT, Inc.                                        240           13,284
   Wabtec Corp.                                            350           12,785
   SkyWest, Inc.                                           530           12,630
   Waste Connections, Inc.*                                410           12,398
   Clarcor, Inc.                                           330           12,352
   Actuant Corp. -- Class A                                190           11,981
   GrafTech International Ltd.*                            700           11,788
   EMCOR Group, Inc.*                                      160           11,664
   Granite Construction, Inc.                              180           11,552
   Tetra Tech, Inc.*                                       530           11,421
   Genlyte Group, Inc.*                                    140           10,996
   Woodward Governor Co.+                                  196           10,519

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
   Walter Industries, Inc.                                 360   $       10,426
   HUB Group, Inc. -- Class A*+                            290           10,196
   IHS, Inc.*+                                             210            9,660
   Teledyne Technologies, Inc.*                            206            9,466
   Kaydon Corp.+                                           180            9,382
   Republic Airways Holdings, Inc.*+                       460            9,361
   ABM Industries, Inc.                                    360            9,292
   Heidrick & Struggles International, Inc.*               180            9,223
   Barnes Group, Inc.+                                     290            9,187
   Korn/Ferry International, Inc.*                         340            8,928
   Huron Consulting Group, Inc.*                           120            8,761
   Applied Industrial Technologies, Inc.                   280            8,260
   AAR Corp.*                                              250            8,252
   Atlas Air Worldwide Holdings Co., Inc.*+                140            8,252
   Baldor Electric Co.                                     160            7,885
   RBC Bearings, Inc.*                                     190            7,837
   United Industrial Corp.+                                130            7,797
   Teletech Holdings, Inc.*+                               240            7,795
   NACCO Industries, Inc. -- Class A+                       50            7,775
   Genesee & Wyoming, Inc. -- Class A*                     260            7,758
   Columbus McKinnon Corp. -- Class A*                     240            7,728
   NCI Building Systems, Inc.*+                            156            7,695
   Geo Group, Inc.*                                        260            7,566
   Curtiss-Wright Corp.                                    160            7,458
   Albany International Corp. -- Class A+                  180            7,279
   Hexcel Corp.*                                           340            7,164
   Cascade Corp.                                            90            7,060
   Infrasource Services, Inc.*                             190            7,049
   Bowne & Co., Inc.                                       360            7,024
   Genco Shipping & Trading Ltd.+                          170            7,014
   Viad Corp.+                                             160            6,747
   Consolidated Graphics, Inc.*                             96            6,651
   Arkansas Best Corp.+                                    170            6,625
   Horizon Lines, Inc. -- Class A                          200            6,552
   Heartland Express, Inc.+                                400            6,520
   EnPro Industries, Inc.*                                 150            6,419
   Ameron International Corp.                               70            6,313
   A.O. Smith Corp.                                        156            6,223


--------------------------------------------------------------------------------

RUSSELL 2000(R) FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          June 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
   Layne Christensen Co.*+                                 150   $        6,143
   Interface, Inc. -- Class A                              320            6,035
   Old Dominion Freight Line, Inc.*                        200            6,030
   M&F Worldwide Corp.*                                     90            5,992
   EDO Corp.+                                              180            5,917
   Ennis Inc.                                              250            5,880
   Moog, Inc. -- Class A*                                  130            5,734
   FTI Consulting, Inc.*                                   150            5,705
   Resources Connection, Inc.*                             170            5,641
   Kaman Corp. -- Class A                                  180            5,614
   Apogee Enterprises, Inc.                                200            5,564
   Universal Forest Products, Inc.                         130            5,494
   COMSYS IT Partners, Inc.*                               240            5,474
   Watsco, Inc.                                            100            5,440
   II-VI, Inc.*                                            200            5,434
   Pike Electric Corp.*+                                   240            5,371
   Briggs & Stratton Corp.                                 170            5,365
   Amerco, Inc.*+                                           70            5,285
   Dynamic Materials Corp.                                 140            5,250
   Williams Scotsman International, Inc.*+                 220            5,238
   American Reprographics Co.*+                            170            5,234
   Titan International, Inc.                               160            5,058
   Pinnacle Airlines Corp.*+                               260            4,875
   Mine Safety Appliances Co.+                             110            4,814
   Astec Industries, Inc.*                                 110            4,644
   CBIZ, Inc.*+                                            630            4,631
   Valmont Industries, Inc.                                 60            4,366
   Saia, Inc.*                                             160            4,362
   EnerSys*                                                230            4,209
   Cenveo, Inc.*                                           180            4,174
   Mobile Mini, Inc.*+                                     140            4,088
   Tennant Co.                                             110            4,015
   Goodman Global, Inc.*+                                  180            4,000
   Rollins, Inc.                                           170            3,871
   TransDigm Group, Inc.*                                   80            3,237
   Encore Wire Corp.                                        80            2,355
TOTAL INDUSTRIALS                                                       710,925
                                                                 --------------

HEALTH CARE 7.6%
   Steris Corp.                                            470           14,382
   Inverness Medical Innovations, Inc.*+                   280           14,286
   Sunrise Senior Living, Inc.*                            340           13,597
   Magellan Health Services, Inc.*                         290           13,476
   Immucor, Inc.*                                          460           12,866
   MGI Pharma, Inc.*+                                      520           11,632

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
   Hologic, Inc.*                                          210   $       11,615
   Varian, Inc.*                                           210           11,514
   Perrigo Co.+                                            550           10,769
   Dionex Corp.*                                           150           10,648
   Myriad Genetics, Inc.*+                                 280           10,413
   Analogic Corp.                                          140           10,291
   BioMarin Pharmaceuticals, Inc.*                         570           10,226
   Apria Healthcare Group, Inc.*                           350           10,069
   United Therapeutics Corp.*                              156            9,947
   Haemonetics Corp.*                                      180            9,470
   Illumina, Inc.*                                         230            9,336
   inVentiv Health, Inc.*                                  250            9,152
   Kindred Healthcare, Inc.*                               290            8,909
   American Medical Systems Holdings, Inc.*+               490            8,840
   Par Pharmaceutical Cos., Inc.*                          310            8,751
   Valeant Pharmaceuticals International                   510            8,512
   KV Pharmaceutical Co.*                                  310            8,444
   Parexel International Corp.*                            200            8,412
   OSI Pharmaceuticals, Inc.*+                             230            8,328
   Martek Biosciences Corp.*+                              320            8,310
   CV Therapeutics, Inc.*+                                 600            7,926
   Alkermes, Inc.*                                         530            7,738
   Ventana Medical Systems, Inc.*+                         100            7,727
   Kyphon, Inc.*+                                          160            7,704
   Savient Pharmaceuticals, Inc.*+                         610            7,576
   Applera Corp. - Celera Group*+                          610            7,564
   Alpharma, Inc. -- Class A                               290            7,543
   LifeCell Corp.*+                                        240            7,330
   Integra LifeSciences Holdings Corp.*+                   148            7,314
   Sciele Pharma, Inc.*+                                   310            7,304
   Cubist Pharmaceuticals, Inc.*                           370            7,293
   LCA-Vision, Inc.                                        150            7,089
   ArthroCare Corp.*                                       160            7,026
   PharmaNet Development Group, Inc.*                      220            7,014
   Thoratec Corp.*+                                        380            6,988
   Kendle International, Inc.*                             190            6,986
   Conmed Corp.*+                                          220            6,442
   Medarex, Inc.*+                                         450            6,430
   Affymetrix, Inc.*+                                      250            6,222
   Eclipsys Corp.*                                         310            6,138
   Allscripts Healthcare Solutions, Inc.*+                 240            6,115


--------------------------------------------------------------------------------

RUSSELL 2000(R) FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          June 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
   Medicis Pharmaceutical Corp. -- Class A+                200   $        6,108
   Gentiva Health Services, Inc.*                          300            6,018
   Quidel Corp.*                                           340            5,970
   Chemed Corp.                                             90            5,966
   Healthspring, Inc.*                                     310            5,909
   Cepheid, Inc.*+                                         400            5,840
   Amedisys, Inc.*                                         160            5,813
   Sun Healthcare Group, Inc.*                             380            5,506
   The Trizetto Group, Inc.*                               280            5,421
   Alexion Pharmaceuticals, Inc.*+                         120            5,407
   Omnicell, Inc.*                                         260            5,403
   AmSurg Corp.*                                           220            5,311
   Greatbatch, Inc.*                                       160            5,184
   Salix Pharmaceuticals Ltd.*                             420            5,166
   Align Technology, Inc.*+                                210            5,074
   Res-Care, Inc.*                                         240            5,074
   SurModics, Inc.*+                                       100            5,000
   Owens & Minor, Inc.+                                    140            4,892
   Option Care, Inc.                                       310            4,774
   HealthExtras, Inc.*+                                    160            4,733
   Adams Respiratory Therapeutics, Inc.*+                  120            4,727
   ICU Medical, Inc.*                                      110            4,723
   Meridian Bioscience, Inc.                               210            4,549
   LHC Group, Inc.*+                                       170            4,454
   Vital Signs, Inc.                                        80            4,444
   Bio-Reference Labs, Inc.*                               160            4,376
   Indevus Pharmaceuticals, Inc.*                          650            4,374
   Human Genome Sciences, Inc.*                            490            4,371
   Onyx Pharmaceuticals, Inc.*                             160            4,304
   Symmetry Medical, Inc.*+                                260            4,163
   Incyte Corp.*+                                          650            3,900
   Phase Forward, Inc.*                                    230            3,871
   Exelixis, Inc.*                                         310            3,751
   Viropharma, Inc.*                                       270            3,726
   Abaxis, Inc.*                                           170            3,546
   Pharmion Corp.*                                         110            3,185
TOTAL HEALTH CARE                                                       596,697
                                                                 --------------

ENERGY 3.4%
   PetroHawk Energy Corp.*                               1,100           17,446
   Mariner Energy, Inc.*                                   680           16,490
   Alpha Natural Resources, Inc.*+                         610           12,682
   W-H Energy Services, Inc.*                              190           11,763
   NATCO Group, Inc.*                                      240           11,050
   USEC, Inc.*                                             460           10,111

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
   Berry Petroleum Co. -- Class A                          260   $        9,797
   Hanover Compressor Co.*+                                410            9,778
   Penn Virginia Corp.+                                    240            9,648
   GulfMark Offshore, Inc.*                                185            9,476
   Parker Drilling Co.*+                                   890            9,381
   Hornbeck Offshore Services, Inc.*                       240            9,302
   Input/Output, Inc.*+                                    590            9,210
   Dril-Quip, Inc.*                                        190            8,540
   Lufkin Industries, Inc.                                 118            7,617
   Arena Resources, Inc.*                                  130            7,554
   Universal Compression Holdings, Inc.*                   100            7,247
   Parallel Petroleum Corp.*                               320            7,008
   ATP Oil & Gas Corp.*+                                   140            6,810
   Carrizo Oil & Gas, Inc.*                                160            6,635
   Matrix Service Co.*                                     260            6,461
   Ship Finance International Ltd.+                        210            6,233
   Atwood Oceanics, Inc.*+                                  90            6,176
   Alon USA Energy, Inc.+                                  140            6,161
   Delek US Holdings, Inc.                                 210            5,596
   Trico Marine Services, Inc.*+                           130            5,314
   Petroleum Development Corp.*                            106            5,033
   Encore Acquisition Co.*+                                180            5,004
   Harvest Natural Resources, Inc.*+                       420            5,002
   Dawson Geophysical Co.*                                  80            4,917
   Atlas America, Inc.                                      85            4,567
   Rosetta Resources, Inc.*                                190            4,093
   GMX Resources, Inc.*                                    110            3,806
   Bill Barrett Corp.*+                                    100            3,683
TOTAL ENERGY                                                            269,591
                                                                 --------------

MATERIALS 2.8%
   Quanex Corp.                                            290           14,123
   OM Group, Inc.*                                         260           13,759
   CF Industries Holdings, Inc.                            220           13,176
   Greif, Inc. -- Class A                                  220           13,114
   Buckeye Technologies, Inc.*                             680           10,519
   H.B. Fuller Co.                                         340           10,163
   Worthington Industries, Inc.                            460            9,959
   Metal Management, Inc.                                  210            9,255
   AptarGroup, Inc.                                        250            8,890
   Silgan Holdings, Inc.                                   160            8,845
   Rockwood Holdings, Inc.*                                240            8,772
   Terra Industries, Inc.*                                 330            8,389
   Century Aluminum Co.*                                   150            8,194
   Ryerson, Inc.+                                          216            8,132


--------------------------------------------------------------------------------

RUSSELL 2000(R) FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          June 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
   Sensient Technologies Corp.                             320   $        8,125
   Ferro Corp.                                             300            7,479
   Kaiser Aluminum Corp.*                                  100            7,288
   Spartech Corp.                                          250            6,637
   Texas Industries, Inc.                                   80            6,273
   Neenah Paper, Inc.                                      150            6,189
   RTI International Metals, Inc.*+                         80            6,030
   Haynes International, Inc.*                              70            5,910
   Koppers Holdings, Inc.                                  170            5,726
   A. Schulman, Inc.+                                      210            5,109
   Schweitzer-Mauduit International, Inc.                  160            4,960
   Hecla Mining Co.*                                       450            3,843
TOTAL MATERIALS                                                         218,859
                                                                 --------------

CONSUMER STAPLES 1.9%
   Universal Corp.+                                        200           12,184
   Flowers Foods, Inc.                                     360           12,010
   Central European Distribution Corp.*+                   300           10,386
   Chattem, Inc.*+                                         130            8,239
   Chiquita Brands International, Inc.*+                   420            7,963
   Spartan Stores, Inc.                                    230            7,569
   Performance Food Group Co.*+                            230            7,473
   Longs Drug Stores Corp.+                                140            7,353
   Hain Celestial Group, Inc.*                             270            7,328
   Alliance One International, Inc.*                       710            7,135
   Nash Finch Co.+                                         130            6,435
   Andersons, Inc.+                                        140            6,346
   Elizabeth Arden, Inc.*                                  250            6,065
   Sanderson Farms, Inc.                                   130            5,853
   Darling International, Inc.*                            590            5,393
   Pilgrim's Pride Corp.                                   140            5,344
   Ralcorp Holdings, Inc.*                                  90            4,810
   Green Mountain Coffee Roasters, Inc.*                    60            4,724
   Ruddick Corp.+                                          150            4,518
   WD-40 Co.                                               130            4,273
   Prestige Brands Holdings, Inc. -- Class A*+             300            3,894
   Boston Beer Co., Inc. -- Class A*                        90            3,542
   Playtex Products, Inc.*                                 190            2,814
TOTAL CONSUMER STAPLES                                                  151,651
                                                                 --------------

UTILITIES 1.6%
   Nicor, Inc.+                                            340           14,593

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
   Westar Energy, Inc.                                     570   $       13,840
   Black Hills Corp.                                       260           10,335
   Cleco Corp.                                             400            9,800
   PNM Resources, Inc.                                     350            9,726
   New Jersey Resources Corp.                              180            9,184
   Avista Corp.                                            420            9,051
   Allete, Inc.                                            180            8,469
   Unisource Energy Corp.                                  240            7,894
   Northwest Natural Gas Co.                               170            7,852
   Otter Tail Power Co.                                    230            7,376
   Piedmont Natural Gas Co.                                270            6,655
   El Paso Electric Co.*                                   180            4,421
   South Jersey Industries, Inc.+                          110            3,892
TOTAL UTILITIES                                                         123,088
                                                                 --------------

TELECOMMUNICATION SERVICES 0.9%
   Dobson Communications Corp. -- Class A*                 940           10,443
   Time Warner Telecom, Inc. -- Class A*                   500           10,050
   Golden Telecom, Inc.+                                   150            8,251
   Cogent Communications Group, Inc.*                      270            8,065
   Cbeyond, Inc.*+                                         180            6,932
   Iowa Telecommunications Services, Inc.+                 290            6,592
   Rural Cellular Corp. -- Class A*                        120            5,257
   Cincinnati Bell, Inc.*+                                 860            4,971
   NTELOS Holdings Corp.                                   160            4,422
   Premiere Global Services, Inc.*                         280            3,646
TOTAL TELECOMMUNICATION SERVICES                                         68,629
                                                                 --------------

TOTAL COMMON STOCKS
   (Cost $4,483,755)                                                  4,773,218
                                                                 --------------


-------------------------------------------------------------------------------

RUSSELL 2000(R) FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          June 30, 2007
--------------------------------------------------------------------------------

                                                          FACE           MARKET
                                                        AMOUNT            VALUE
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 37.7%
Collateralized by US Treasury Obligations
   Mizuho Financial Group, Inc. issued
      06/29/07 at 4.50% due 07/02/07                 1,125,243        1,125,243
   Credit Suisse Group issued 06/29/07 at
      4.45% due 07/02/07 ++                            434,836          434,836
   Morgan Stanley issued 06/29/07 at
      4.25% due 07/02/07                                74,577   $       74,577
   Lehman Brothers Holdings, Inc. issued
      06/29/07 at 4.15% due 07/02/07                 1,140,434        1,140,434
   Morgan Stanley issued 06/29/07 at
      4.14% due 07/02/07                               179,863          179,863
TOTAL REPURCHASE AGREEMENTS
   (Cost $2,954,953)                                                  2,954,953
                                                                 --------------

SECURITIES LENDING COLLATERAL 13.0%
Investment in Securities Lending Short Term
   Investment Portfolio held by U.S. Bank            1,021,514        1,021,514
                                                                 --------------

TOTAL SECURITIES LENDING COLLATERAL
   (Cost $1,021,514)                                                  1,021,514
                                                                 ==============

TOTAL INVESTMENTS 111.6%
   (Cost $8,460,222)                                             $    8,749,685
                                                                 --------------

LIABILITIES IN EXCESS OF OTHER ASSETS - (11.6)%                  $     (910,090)
                                                                 --------------
NET ASSETS - 100.0%                                              $    7,839,595

-------------------------------------------------------------------------------
                                                                     UNREALIZED
                                                     CONTRACTS             LOSS
-------------------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
September 2007 Russell 2000(R)
Index Mini Futures Contracts
   (Aggregate Market Value of
   Contracts $1,758,540)                                    21   $      (24,734)
                                                                 --------------

                                                         UNITS
                                                  ------------
EQUITY INDEX SWAP AGREEMENTS
August 2007 Russell 2000 Index Swap,
   Terminating 08/21/07**
   (Notional Market Value $300,701)                        361   $       (7,350)

September 2007 Russell 2000 Index Swap,
   Terminating 09/28/07**
   (Notional Market Value $978,637)                      1,174          (13,000)
(TOTAL NOTIONAL MARKET VALUE $34,081)                            $      (20,350)
                                                                 --------------

 *    Non-Income Producing Security.

**    Price Return based on Russell 2000 Index +/- financing at a variable rate.

+     All or a portion of this security is on loan at June 30, 2007.

++ All or a portion of this security is pledged as equity index swap collateral at June 30, 2007.

      ADR - American Depository Receipt


-------------------------------------------------------------------------------

INVERSE RUSSELL 2000(R) STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          June 30, 2007
--------------------------------------------------------------------------------
                                                          FACE           MARKET
                                                        AMOUNT            VALUE
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 96.9%
Collateralized by US Treasury Obligations
   Mizuho Financial Group, Inc. issued
      06/29/07 at 4.50% due 07/02/07                20,753,294   $   20,753,294
   Credit Suisse Group issued 06/29/07
      at 4.45% due 07/02/07 +                        8,416,193        8,416,193
   Morgan Stanley issued 06/29/07 at 4.25%
      due 07/02/07                                   1,375,462        1,375,462
   Lehman Brothers Holdings, Inc. issued
      06/29/07 at 4.15% due 07/02/07                21,033,475       21,033,475
   Morgan Stanley issued 06/29/07 at 4.14%
      due 07/02/07                                   3,317,291        3,317,291

TOTAL REPURCHASE AGREEMENTS
   (Cost $54,895,715)                                                54,895,715
                                                                 --------------

TOTAL INVESTMENTS 96.9%
   (Cost $54,895,715)                                            $   54,895,715
                                                                 --------------
OTHER ASSETS IN EXCESS OF
   LIABILITIES - 3.1%                                            $    1,745,953
                                                                 --------------
NET ASSETS - 100.0%                                              $   56,641,668

                                                                     UNREALIZED
                                                     CONTRACTS             LOSS
-------------------------------------------------------------------------------
FUTURES CONTRACTS SOLD SHORT
June 2007 Russell 2000 Index  Mini Futures
   Contracts (Aggregate Market Value of
   Contracts $34,333,400)                                  410   $      (33,852)
                                                                 --------------

                                                                     UNREALIZED
                                                         UNITS             GAIN
-------------------------------------------------------------------------------
EQUITY INDEX SWAP AGREEMENTS SOLD SHORT
August 2007 Russell 2000 Index Swap,
   Terminating 08/21/07* (Notional Market
   Value $15,641,756)                                   18,762   $      201,310

September 2007 Russell 2000 Index Swap,
   Terminating 09/28/07* (Notional Market
   Value $6,712,774)                                     8,052           43,700

(TOTAL NOTIONAL MARKET VALUE $105,548)                           $      245,010
                                                                 --------------

*     Price Return based on Russell 2000 Index +/- financing at a variable rate.

+ All or a portion of this security is held as equity swap index collateral at December 31, 2006.


--------------------------------------------------------------------------------

GOVERNMENT LONG BOND 1.2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          June 30, 2007
--------------------------------------------------------------------------------

                                                          FACE           MARKET
                                                        AMOUNT            VALUE
-------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS 94.5%
United States Treasury Bond
   4.75% due 02/15/37                             $ 53,400,000   $   50,321,156
                                                                 --------------

TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $49,925,288)                                                50,321,156
                                                                 --------------

REPURCHASE AGREEMENT 3.6%
Collateralized by U.S. Treasury
Obligations
   Mizuho Financial Group, Inc.
   issued 06/29/07 at 4.50% due 07/02/07               747,056          747,056
   Credit Suisse Group issued
   06/29/07 at 4.45% due 07/02/07                      224,262          224,262
   Morgan Stanley issued
   06/29/07 at 4.25% due 07/02/07                       49,513           49,513
   Lehman Brothers Holdings,
   Inc. issued 06/29/07 at 4.15% due 07/02/07          757,141          757,141
   Morgan Stanley issued
   06/29/07 at 4.14% due 07/02/07                      119,413          119,413
                                                                 --------------

TOTAL REPURCHASE AGREEMENTS
   (Cost $1,897,385)                                                  1,897,385
                                                                 --------------

TOTAL INVESTMENTS 98.1%
   (Cost $51,822,672)                                            $   52,218,541
                                                                 --------------

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.9%                     $      999,143
                                                                 --------------
NET ASSETS - 100.0%                                              $   53,217,684

-------------------------------------------------------------------------------
                                                                     UNREALIZED
                                                     CONTRACTS             GAIN
-------------------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
September 2007 U.S. Treasury
Bond Futures Contracts
   (Aggregate Market Value of
   Contracts $20,891,375)                                  194   $      236,768
                                                                 --------------


--------------------------------------------------------------------------------

INVERSE GOVERNMENT LONG BOND STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          June 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                     CONTRACTS            VALUE
                                                  -----------------------------
OPTIONS PURCHASED 0.0%
Call Options on:
   September 2007 U.S. Treasury Bond Index
   Futures Contracts
      Expiring September 2007 with strike price
      of 119 ++                                          2,308   $           --
   September 2007 U.S. Treasury Bond Index
   Futures Contracts
      Expiring September 2007 with strike price
      of 117 ++                                            148               --
   September 2007 U.S. Treasury Bond Index
   Futures Contracts
      Expiring September 2007 with strike price
      of 116 ++                                            150               --
                                                                 --------------
TOTAL OPTIONS PURCHASED
   (Cost $45,933)                                                            --
                                                                 --------------

                                                          FACE
                                                        AMOUNT
                                                  ------------
REPURCHASE AGREEMENTS 135.2%
Collateralized by U.S. Treasury Obligations

   Mizuho Financial Group,
      Inc. issued 06/29/07 at 4.50% due
      07/02/07+                                    224,811,821      224,811,821
   Credit Suisse Group issued 06/29/07 at 4.45%
      due 07/02/07+                                 67,487,370       67,487,370
   Morgan Stanley issued
      06/29/07 at 4.25% due 07/02/07+               14,899,809       14,899,809
   Lehman Brothers Holdings,
      Inc. issued 06/29/07 at 4.15% due
      07/02/07+                                    227,846,907      227,846,907
   Morgan Stanley issued
      06/29/07 at 4.14% due 07/02/07+               35,934,833       35,934,833

                                                          FACE           MARKET
                                                        AMOUNT            VALUE
                                                  -----------------------------
Individual Repurchase Agreement
Lehman Brothers, Inc. at 4.10% due 07/02/07
   (Secured by U.S. Treasury Bonds, at a rate
   of 4.75% and maturing 02/15/37 as
   collateral, with a Market Value of
   $215,021,105) and a Maturity Value of
   $210,857,018                                   $210,785,000   $  210,785,000
                                                                 --------------

TOTAL REPURCHASE AGREEMENTS
   (Cost $781,765,740)                                              781,765,740
TOTAL LONG SECURITIES 135.2%
   (Cost $781,811,673)                                              781,765,740
                                                                 --------------

U.S. TREASURY OBLIGATIONS SOLD SHORT (36.8)%
U.S. Treasury Bond at 4.75% due 02/15/37           226,044,000     (213,011,151)
TOTAL U.S. TREASURY OBLIGATIONS SOLD SHORT
   (Proceeds $224,786,734)                                         (213,011,151)
TOTAL SHORT SALES
   (Proceeds $224,786,734)                                         (213,011,151)
                                                                 --------------

TOTAL INVESTMENTS 98.3%
   (Cost $557,024,939)                                           $  568,754,589
                                                                 --------------
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.7%                     $    9,586,983
                                                                 --------------
NET ASSETS - 100.0%                                              $  578,341,572

                                                                     UNREALIZED
                                                     CONTRACTS             GAIN
                                                  -----------------------------
FUTURES CONTRACTS SOLD SHORT
September 2007 U.S. Treasury Bond Futures
   Contracts
   (Aggregate Market Value of Contracts
      $575,482,000)                                      5,344   $    9,865,356
                                                                 --------------

+     All or a portion of this security is held as collateral at June 30, 2007.

++    Security is fair valued.


--------------------------------------------------------------------------------

EUROPE 1.25X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          June 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 43.1%

FINANCIALS 13.4%
   HSBC Holdings PLC -- SP ADR+                         26,390   $    2,421,810
   UBS AG Co., Inc.                                     24,102        1,446,361
   Banco Santander Central
      Hispano SA -- SP ADR                              65,230        1,198,928
   Barclays  PLC -- SP ADR                              20,680        1,153,737
   Allianz AG - SP ADR+                                 48,780        1,135,111
   Banco Bilbao Vizcaya
      Argentaria SA -- SP ADR+                          45,943        1,120,090
   ING Groep N.V. -- SP ADR+                            23,250        1,022,303
   Deutsche Bank AG+                                     6,930        1,003,048
   Lloyds TSB Group  PLC -- SP ADR+                     22,420        1,002,622
   AXA -- SP ADR+                                       20,620          887,485
   ABN AMRO Holding N.V. - SP ADR                       18,000          826,560
   Credit Suisse Group -- SP ADR                        10,230          725,921
TOTAL FINANCIALS                                                     13,943,976
                                                                 --------------
ENERGY 6.7%
   BP PLC -- SP ADR                                     31,780        2,292,609
   Total SA -- SP ADR+                                  26,810        2,171,074
   Royal Dutch Shell  PLC -- SP ADR                     17,600        1,429,120
   ENI-Ente Nazionale Idrocarburi -- SP ADR             14,280        1,033,158
TOTAL ENERGY                                                          6,925,961
                                                                 --------------
TELECOMMUNICATION SERVICES 5.5%
   Vodafone Group PLC -- SP ADR+                        55,360        1,861,757
   Telefonica SA -- SP ADR                              19,420        1,296,479
   BT Group  PLC -- SP ADR                              15,000          998,700
   Deutsche Telekom AG -- SP ADR+                       41,330          760,885
   France Telecom SA -- SP ADR                          16,500          453,420
   Telecom Italia -- SP ADR+                            14,290          392,404
TOTAL TELECOMMUNICATION SERVICES                                      5,763,645
                                                                 --------------
HEALTH CARE 5.1%
   Novartis AG -- SP ADR                                30,790        1,726,395
   GlaxoSmithKline  PLC -- SP ADR                       31,310        1,639,705

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
   AstraZeneca  PLC -- SP ADR                           19,020   $    1,017,190
   Sanofi-Aventis SA -- SP ADR+                          9,490          382,162
   Alcon, Inc.                                           2,290          308,944
   Teva Pharmaceutical
      Industries Ltd. -- SP ADR+                         5,680          234,300
TOTAL HEALTH CARE                                                     5,308,696
                                                                 --------------

MATERIALS 2.9%
   Anglo American  PLC -- SP ADR                        29,040          852,034
   BASF AG -- SP ADR                                     6,300          823,473
   Rio Tinto  PLC -- SP ADR+                             2,360          722,443
   BHP Billiton Ltd. -- SP ADR+                         10,330          617,217
TOTAL MATERIALS                                                       3,015,167
                                                                 --------------

CONSUMER STAPLES 2.2%
   Diageo PLC -- SP ADR                                 11,450          953,899
   Unilever N.V.+                                       30,190          936,494
   Cadbury Schweppes  PLC -- SP ADR                      8,200          445,260
TOTAL CONSUMER STAPLES                                                2,335,653
                                                                 --------------

INFORMATION TECHNOLOGY 2.0%
   Nokia OYJ -- SP ADR                                  38,470        1,081,391
   Telefonaktiebolaget LM Ericsson -- SP ADR+           14,020          559,258
   SAP AG -- SP ADR+                                     8,370          427,456
TOTAL INFORMATION TECHNOLOGY                                          2,068,105
                                                                 --------------

CONSUMER DISCRETIONARY 2.0%
   DaimlerChrysler AG+                                  10,400          956,280
   Koninklijke Philips Electronics N.V.                 10,720          453,670
   Luxottica Group -- SP ADR                            10,930          422,335
   WPP Group  PLC -- SP ADR                              2,930          219,018
TOTAL CONSUMER DISCRETIONARY                                          2,051,303
                                                                 --------------

UTILITIES 2.0%
   E.ON AG -- SP ADR+                                   24,242        1,348,825
   Suez SA -- SP ADR+                                   12,180          698,157
TOTAL UTILITIES                                                       2,046,982
                                                                 --------------

INDUSTRIALS 1.3%
   Siemens AG -- SP ADR++                                7,860        1,124,452


--------------------------------------------------------------------------------

EUROPE 1.25X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          June 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
   Ryanair Holdings PLC -- SP ADR*+                      4,660   $      175,915
TOTAL INDUSTRIALS                                                     1,300,367
                                                                 --------------

TOTAL COMMON STOCKS
   (Cost $36,518,551)                                                44,759,855

                                                          FACE
                                                        AMOUNT
-------------------------------------------------------------------------------
REPURCHASE AGREEMENT 55.0%
Collateralized by U.S. Treasury Obligations
   Mizuho Financial Group, Inc.
      issued 06/29/07 at 4.50% due 07/02/07         18,075,407       18,075,407
   Credit Suisse Group issued 06/29/07 at
      4.45% due 07/02/07++                           7,757,747        7,757,747
   Morgan Stanley issued
      06/29/07 at 4.25% due 07/02/07                 1,197,980        1,197,980
   Lehman Brothers Holdings, Inc. issued
      06/29/07 at 4.15% due 07/02/07++              27,225,729       27,225,729
   Morgan Stanley issued 06/29/2007 at 4.14%
      due 07/02/07                                   2,889,247        2,889,247
                                                                 --------------

TOTAL REPURCHASE AGREEMENTS
   (Cost $57,146,110)                                                57,146,110
                                                                 --------------

SECURITIES LENDING COLLATERAL 12.2%
Investment in Securities Lending Short Term
   Investment Portfolio held by U.S. Bank           12,715,241       12,715,241

TOTAL SECURITIES LENDING COLLATERAL
(Cost $12,715,241)                                                   12,715,241
                                                                 --------------
TOTAL INVESTMENTS 110.3%
   (Cost $106,379,902)                                           $  114,621,206
                                                                 --------------
LIABILITIES IN EXCESS OF OTHER ASSETS - (10.3)%                  $  (10,707,632)
                                                                 --------------
NET ASSETS - 100.0%                                              $  103,913,574

                                                                     UNREALIZED
                                                         UNITS             GAIN
-------------------------------------------------------------------------------
EQUITY INDEX SWAP AGREEMENTS
September 2007 Dow Jones
Europe STOXX 50 Index
Swap, Terminating 9/14/07**
   (Notional Market Value $60,825,139)                  11,469   $    1,462,817
September 2007 Dow Jones
Europe STOXX 50 Index
Swap, Terminating 09/28/07**
   (Notional Market Value $25,487,922)                   4,802          128,723
                                                                 --------------
(TOTAL NOTIONAL MARKET VALUE $86,313,060)                        $    1,591,540
                                                                 --------------

*     Non-Income Producing Security.

** Price Return based on Dow Jones STOXX 50 Index +/- financing at a variable rate.

+     All or a portion of this security is on loan at June 30, 2007.

++ All or a portion of this security is pledged as equity index swap collateral at June 30, 2007.

      ADR - American Depository Receipt.


--------------------------------------------------------------------------------

JAPAN 1.25X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          June 30, 2007
--------------------------------------------------------------------------------

                                                          FACE           MARKET
                                                        AMOUNT            VALUE
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 99.8%
Collateralized by U.S. Treasury Obligations
   Mizuho Financial Group, Inc. issued
      06/29/07 at 4.50% due 07/02/07                16,839,629   $   16,839,629
   Credit Suisse Group issued 06/29/07 at
      4.45% due 07/02/07                             5,055,171        5,055,171
   Morgan Stanley issued 06/29/07 at at 4.25%
      due 07/02/07                                   1,116,077        1,116,077
   Lehman Brothers Holdings, Inc. issued
      06/29/07 at 4.15% due 07/02/07+               26,689,397       26,689,397
   Morgan Stanley issued 6/29/2007 at 4.14%
      due 07/02/07                                   2,691,714        2,691,714
                                                                 --------------

TOTAL REPURCHASE AGREEMENTS
(Cost $52,391,988)                                                   52,391,988
                                                                 --------------

TOTAL INVESTMENTS 99.8%
(Cost $52,391,988)                                               $   52,391,988
                                                                 --------------
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%                     $      114,553
                                                                 --------------
NET ASSETS - 100.0%                                              $   52,506,541

-------------------------------------------------------------------------------
                                                                     UNREALIZED
                                                     CONTRACTS      GAIN (LOSS)
-------------------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
September 2007 Nikkei 225 Index Futures
Contracts
   (Aggregate Market Value of Contracts
   $8,242,325)                                              91   $       77,322
September 2007 Yen Currency Exchange Futures
Contracts
   (Aggregate Market Value of Contracts
   $8,100,463)                                              79         (118,231)
                                                                 --------------

(TOTAL AGGREGATE MARKET VALUE OF CONTRACTS
$16,342,788)                                                     $      (40,909)
                                                                 --------------

                                                                     UNREALIZED
                                                         UNITS             GAIN
-------------------------------------------------------------------------------
EQUITY INDEX SWAP AGREEMENT
June 2007 Topix 100 Index Swap, Terminating
09/14/2007*
   (Notional Market Value $57,451,394)               5,476,648   $       68,236
                                                                 --------------

*     Price Return based on Topix 100 Index +/- financing at a variable rate.

+ All or a portion of this security is held as equity index swap collateral at June 30, 2007.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

SMALL-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          June 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 99.8%

CONSUMER DISCRETIONARY 22.6%
   Libbey, Inc.+                                        17,863   $      385,305
   La-Z-Boy, Inc.+                                      17,095          195,909
   PEP Boys-Manny Moe & Jack+                            8,880          179,021
   Standard Motor Products, Inc.+                       11,836          177,895
   Superior Industries International, Inc.+              8,121          176,713
   Sonic Automotive, Inc.                                5,180          150,065
   Fred's, Inc.+                                        10,483          140,263
   Monaco Coach Corp.                                    9,744          139,826
   Coachmen Industries, Inc.                            13,875          134,032
   Bassett Furniture Industries, Inc.                    9,560          130,494
   Jo-Ann Stores, Inc.*                                  4,571          129,953
   Cost Plus, Inc.*+                                    14,045          119,102
   Haverty Furniture Cos., Inc.+                         9,849          114,938
   Ashworth, Inc.*                                      15,923          111,461
   Arctic Cat, Inc.                                      5,600          110,880
   M/I Homes, Inc.+                                      3,917          104,192
   Standard-Pacific Corp.+                               5,664           99,290
   Building Material Holding Corp.+                      6,960           98,762
   Landry's Restaurants, Inc.+                           3,060           92,596
   Fleetwood Enterprises, Inc.*+                        10,177           92,102
   K2, Inc.*                                             5,677           86,234
   Group 1 Automotive, Inc.                              1,998           80,599
   O'Charleys, Inc.                                      3,978           80,196
   Kellwood Co.                                          2,736           76,936
   Audiovox Corp. -- Class A*                            4,971           64,474
   Radio One, Inc.*+                                     8,773           61,937
   National Presto Industries, Inc.                        989           61,654
   Jakks Pacific, Inc.*                                  2,142           60,276
   Stein Mart, Inc.+                                     4,310           52,841
   Marcus Corp.                                          2,209           52,486
   Champion Enterprises, Inc.*+                          3,880           38,140
   Skyline Corp.                                         1,260           37,813
   Ethan Allen Interiors, Inc.+                            850           29,112
TOTAL CONSUMER DISCRETIONARY                                          3,665,497
                                                                 --------------

INDUSTRIALS 16.8%
   Spherion Corp.*                                      22,757          213,688
   C&D Technologies, Inc.*+                             37,512          210,067
   Standard Register Co.                                14,048          160,147
   Briggs & Stratton Corp.                               4,912          155,023
   Mesa Air Group, Inc.*+                               19,950          131,869

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
   Lydall, Inc.*                                         8,646   $      126,318
   Kaman Corp. -- Class A                                3,707          115,621
   United Stationers, Inc.*                              1,518          101,160
   A.O. Smith Corp.                                      2,468           98,449
   CDI Corp.                                             3,051           98,242
   Arkansas Best Corp.+                                  2,414           94,074
   Standex International Corp.+                          3,271           93,027
   ABM Industries, Inc.                                  3,407           87,935
   Gibraltar Industries, Inc.+                           3,838           85,012
   Angelica Corp.                                        3,934           82,929
   Wabash National Corp.                                 5,400           79,002
   Universal Forest Products, Inc.+                      1,750           73,955
   SkyWest, Inc.+                                        3,005           71,609
   Apogee Enterprises, Inc.                              2,500           69,550
   Frontier Airlines Holdings, Inc.*+                   11,811           66,142
   Applied Signal Technology, Inc.                       4,225           65,952
   Barnes Group, Inc.+                                   1,979           62,695
   Albany International Corp. -- Class A+                1,418           57,344
   Tredegar Corp.                                        2,424           51,631
   Mueller Industries, Inc.                              1,495           51,488
   Bowne & Co., Inc.                                     2,622           51,155
   Lennox International, Inc.                            1,430           48,949
   URS Corp.*+                                             970           47,093
   Shaw Group, Inc.*+                                    1,000           46,290
   Volt Information Sciences, Inc.*+                     1,778           32,786
TOTAL INDUSTRIALS                                                     2,729,202
                                                                 --------------

FINANCIALS 16.0%
   LandAmerica Financial Group, Inc.+                    3,157          304,619
   Stewart Information Services Corp.                    4,748          189,113
   Flagstar Bancorp, Inc.+                              11,629          140,129
   First Bancorp Puerto Rico+                           10,819          118,901
   National Retail Properties, Inc.+                     3,811           83,308
   Parkway Properties, Inc.+                             1,673           80,354
   Lexington Realty Trust+                               3,767           78,354
   Fremont General Corp.+                                7,149           76,923
   SWS Group, Inc.                                       3,506           75,800
   Dime Community Bancshares+                            5,483           72,321
   LaBranche & Co., Inc.*+                               9,552           70,494
   Brookline Bancorp, Inc.                               6,103           70,245
   Senior Housing Properties  Trust+                     3,265           66,443


--------------------------------------------------------------------------------

SMALL-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          June 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
   LTC Properties, Inc.                                  2,898   $       65,929
   Presidential Life Corp.                               3,241           63,718
   First Commonwealth Financial Corp.+                   5,683           62,058
   MAF Bancorp, Inc.+                                    1,140           61,856
   Colonial Properties Trust                             1,657           60,398
   Susquehanna Bancshares, Inc.                          2,483           55,545
   Community Bank System, Inc.                           2,761           55,275
   Selective Insurance Group, Inc.+                      1,932           51,932
   First Financial Bancorp                               3,349           50,201
   Provident Bankshares Corp.+                           1,496           49,039
   South Financial Group, Inc.                           2,148           48,631
   Sterling Bancorp                                      2,925           46,888
   Inland Real Estate Corp.+                             2,670           45,337
   Whitney Holding Corp.                                 1,462           44,006
   Entertainment Properties Trust+                         812           43,669
   Sovran Self Storage, Inc.+                              867           41,755
   Kite Realty Group Trust                               2,140           40,703
   Piper Jaffray Cos., Inc.*+                              679           37,841
   TrustCo Bank Corp.+                                   3,820           37,742
   Bank Mutual Corp.                                     2,880           33,206
   Irwin Financial Corp.                                 2,190           32,784
   SCPIE Holdings Inc.*                                  1,208           30,200
   Mid-America Apartment Communities, Inc.+                560           29,389
   Safety Insurance Group, Inc.                            708           29,311
   Central Pacific Financial Corp.                         880           29,049
   Medical Properties Trust Inc.+                        1,960           25,931
TOTAL FINANCIALS                                                      2,599,397
                                                                 --------------

MATERIALS 13.5%
   Ryerson, Inc.+                                        7,915          298,000
   Chesapeake Corp.                                     14,327          180,090
   A. Schulman, Inc.+                                    6,103          148,486
   Quaker Chemical Corp.                                 6,283          148,279
   Penford Corp.                                         5,365          146,411
   Georgia Gulf Corp.+                                   7,974          144,409
   Schweitzer-Mauduit International, Inc.                4,336          134,416
   PolyOne Corp.*+                                      16,797          120,770
   Pope & Talbot, Inc.*+                                30,156          119,719
   Arch Chemicals, Inc.                                  2,678           94,105
   Rock-Tenn Co. -- Class A                              2,931           92,971
   Omnova Solutions, Inc.*                              14,205           85,940
   Tronox, Inc.                                          5,406           75,954
   Quanex Corp.                                          1,495           72,807
   Buckeye Technologies, Inc.*                           3,967           61,370

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
   Caraustar Industries, Inc.*                          11,094   $       58,244
   Wausau Paper Corp.                                    4,215           56,481
   Neenah Paper, Inc.                                    1,364           56,279
   Material Sciences Corp.*                              4,324           50,980
   A.M. Castle & Co.                                     1,384           49,699
TOTAL MATERIALS                                                       2,195,410
                                                                 --------------

INFORMATION TECHNOLOGY 9.9%
   MIVA, Inc.*+                                         41,296          268,424
   Agilysys, Inc.                                        8,591          193,298
   Anixter International, Inc.*                          1,809          136,055
   Bell Microproducts, Inc.*+                           17,719          115,528
   Insight Enterprises, Inc.*+                           4,806          108,471
   United Online, Inc.+                                  6,540          107,845
   Ciber, Inc.*                                         11,966           97,882
   Methode Electronics, Inc. -- Class A                  6,025           94,291
   Startek, Inc.                                         8,531           92,049
   Inter-Tel, Inc.                                       3,510           83,994
   Brightpoint, Inc.*                                    5,950           82,051
   Park Electrochemical Corp.+                           1,948           54,895
   Tollgrade Communications, Inc.*                       4,635           48,899
   Adaptec, Inc.*                                       12,729           48,497
   Photronics, Inc.*                                     2,786           41,456
   CTS Corp.                                             2,459           31,131
TOTAL INFORMATION TECHNOLOGY                                          1,604,766
                                                                 --------------

UTILITIES 9.3%
   Central Vermont Public Service Corp.+                 7,050          265,644
   Atmos Energy Corp.                                    4,477          134,579
   Laclede Group, Inc.                                   3,486          111,134
   Cleco Corp.                                           4,512          110,544
   CH Energy Group, Inc.+                                2,201           98,979
   Cascade Natural Gas Corp.                             3,316           87,575
   Avista Corp.                                          3,984           85,855
   Unisource Energy Corp.                                2,428           79,857
   Northwest Natural Gas Co.                             1,678           77,507
   UGI Corp.                                             2,671           72,865
   New Jersey Resources Corp.+                           1,400           71,428
   UIL Holding Corp.                                     2,154           71,297
   Southwest Gas Corp.                                   2,097           70,900
   Allete, Inc.                                          1,331           62,623
   Piedmont Natural Gas Co.                              2,360           58,174
   South Jersey Industries, Inc.+                        1,491           52,752
TOTAL UTILITIES                                                       1,511,713
                                                                 --------------

CONSUMER STAPLES 6.7%
   Nash Finch Co.+                                       8,364          414,018


--------------------------------------------------------------------------------

SMALL-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          June 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
   Performance Food Group Co.*+                          4,863   $      157,999
   Longs Drug Stores Corp.+                              2,630          138,127
   Spartan Stores, Inc.                                  3,090          101,692
   Alliance One International, Inc.*                     9,578           96,259
   Lance, Inc.                                           3,634           85,617
   Casey's General Stores, Inc.                          2,296           62,589
   Spectrum Brands, Inc.*+                               6,034           40,850
TOTAL CONSUMER STAPLES                                                1,097,151
                                                                 --------------

HEALTH CARE 5.0%
   Owens & Minor, Inc.+                                  3,625          126,658
   Genesis HealthCare Corp.*                             1,810          123,840
   Theragenics Corp.*                                   27,930          116,468
   RehabCare Group, Inc.*                                7,056          100,478
   Datascope Corp.                                       2,615          100,102
   Invacare Corp.+                                       3,740           68,554
   Alpharma, Inc. -- Class A                             2,610           67,886
   Res-Care, Inc.*                                       2,730           57,712
   Gentiva Health Services, Inc.*                        2,495           50,050
TOTAL HEALTH CARE                                                       811,748
                                                                 --------------

TOTAL COMMON STOCKS
   (Cost $12,748,559)                                                16,214,884
                                                                 --------------

                                                          FACE
                                                        AMOUNT
-------------------------------------------------------------------------------
REPURCHASE AGREEMENT 0.2%
Collateralized by U.S. Treasury Obligations
   Mizuho Financial Group, Inc. issued 06/29/07
      at 4.50% due 07/02/07                             10,255           10,255
   Credit Suisse Group issued 06/29/07 at 4.45%
      due 07/02/07                                       3,079            3,079
   Morgan Stanley issued 06/29/07 at 4.25% due
      07/02/07                                             680              680
   Lehman Brothers Holdings, Inc. issued
      06/29/07 at 4.15% due 07/02/07                    10,394           10,394
   Morgan Stanley issued 06/29/07 at 4.14% due
      7/02/07                                            1,639            1,639
                                                                 --------------

TOTAL REPURCHASE AGREEMENTS
   (Cost $26,047)                                                        26,047
                                                                 --------------

SECURITIES LENDING COLLATERAL 33.4%
Investment in Securities Lending Short Term
   Investment Portfolio held by U.S. Bank            5,417,251        5,417,251
                                                                 --------------

TOTAL SECURITIES LENDING COLLATERAL
(Cost $5,417,251)                                                     5,417,251
                                                                 ==============

TOTAL INVESTMENTS 133.4%
   (Cost $18,191,857)                                            $   21,658,182
                                                                 --------------
LIABILITIES IN EXCESS OF OTHER ASSETS - (33.4)%                  $   (5,418,582)
                                                                 --------------
NET ASSETS - 100.0%                                              $   16,239,600

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at June 30, 2007.


--------------------------------------------------------------------------------

MID-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          June 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 99.7%

UTILITIES 20.6%
   Energy East Corp.                                    24,064   $      627,830
   Black Hills Corp.+                                   13,484          535,989
   Pepco Holdings, Inc.                                 18,168          512,338
   Puget Energy, Inc.                                   20,334          491,676
   Oneok, Inc.                                           8,983          452,833
   Northeast Utilities+                                 15,449          438,134
   WGL Holdings, Inc.                                   13,331          435,124
   SCANA Corp.                                          10,531          403,232
   Great Plains Energy, Inc.+                           13,120          382,054
   Vectren Corp.+                                       13,466          362,639
   AGL Resources, Inc.                                   8,717          352,864
   Hawaiian Electric Industries, Inc.                   14,234          337,204
   OGE Energy Corp.                                      8,593          314,934
   Westar Energy, Inc.                                  12,764          309,910
   National Fuel Gas Co.+                                6,322          273,806
   Alliant Energy Corp.+                                 6,697          260,178
   PNM Resources, Inc.+                                  9,305          258,586
   IDACORP, Inc.                                         6,509          208,548
   NSTAR                                                 5,534          179,578
   Wisconsin Energy Corp.                                3,725          164,757
   Delta & Pine Land Co.+                                5,612          159,044
   Sierra Pacific Resources*                             8,450          148,382
TOTAL UTILITIES                                                       7,609,640
                                                                 --------------

CONSUMER DISCRETIONARY 17.5%
   Lear Corp.*+                                         24,180          861,050
   Furniture Brands International, Inc.+                44,809          636,288
   Westwood One, Inc.+                                  83,058          597,187
   Modine Manufacturing Co.                             21,692          490,239
   ArvinMeritor, Inc.+                                  18,554          411,899
   Tupperware Brands Corp.                              13,912          399,831
   American Greetings Corp. -- Class A                  12,146          344,096
   Belo Corp. -- Class A+                               16,599          341,773
   Borders Group, Inc.+                                 16,517          314,814
   Scholastic Corp.*+                                    7,950          285,723
   Media General, Inc.                                   8,102          269,554
   BorgWarner, Inc.+                                     3,020          259,841
   Bob Evans Farms, Inc.+                                6,318          232,818
   Saks, Inc.+                                          10,529          224,794
   Beazer Homes USA, Inc.+                               9,085          224,127
   Foot Locker, Inc.                                    10,014          218,305
   Callaway Golf Co.+                                   10,458          186,257

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
   Lee Enterprises, Inc.                                 8,751   $      182,546
TOTAL CONSUMER DISCRETIONARY                                          6,481,142
                                                                 --------------

FINANCIALS 17.2%
   First American Corp.+                                11,355          562,072
   Old Republic International Corp.                     17,644          375,111
   Unitrin, Inc.                                         7,090          348,686
   Potlatch Corp.+                                       7,261          312,586
   Mercury General Corp.+                                5,206          286,903
   Ohio Casualty Corp.                                   6,159          266,746
   Fidelity National Financial, Inc. -- Class A+        10,760          255,012
   Horace Mann Educators Corp.+                         11,998          254,838
   American Financial Group, Inc.                        7,303          249,397
   Equity One, Inc.                                      9,640          246,302
   First Niagara Financial Group, Inc.                  18,340          240,254
   Washington Federal, Inc.+                             9,803          238,311
   Hospitality Properties Trust+                         5,361          222,428
   FirstMerit Corp.+                                    10,350          216,625
   Protective Life Corp.                                 4,507          215,480
   Rayonier, Inc.+                                       4,468          201,686
   Liberty Property Trust+                               4,229          185,780
   Associated Banc-Corp.                                 5,677          185,638
   Mack-Cali Realty Corp.                                4,082          177,526
   Nationwide Health Properties, Inc.+                   6,410          174,352
   Highwoods Properties, Inc.+                           4,578          171,675
   AmeriCredit Corp.*                                    6,385          169,522
   Cousins Properties, Inc.+                             5,770          167,388
   Greater Bay Bancorp                                   5,944          165,481
   Webster Financial Corp.                               3,056          130,400
   Colonial BancGroup, Inc.                              5,094          127,197
   Weingarten Realty Investors                           2,684          110,312
   Astoria Financial Corp.+                              4,120          103,165
TOTAL FINANCIALS                                                      6,360,873
                                                                 --------------

MATERIALS 15.0%
   Lyondell Chemical Co.                                25,347          940,881
   Olin Corp.+                                          30,573          642,033
   Bowater, Inc.+                                       24,721          616,789
   Ferro Corp.                                          21,059          525,001
   Worthington Industries, Inc.                         21,737          470,606
   Chemtura Corp.+                                      35,413          393,438
   Louisiana-Pacific Corp.+                             17,335          327,978
   Packaging Corporation of America                     12,706          321,589
   RPM International, Inc.+                             13,133          303,504


--------------------------------------------------------------------------------

MID-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          June 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
   Lubrizol Corp.                                        4,415   $      284,988
   Sensient Technologies Corp.                           9,118          231,506
   Cytec Industries, Inc.                                3,267          208,337
   Sonoco Products Co.                                   3,798          162,592
   Cabot Corp.                                           2,471          117,817
TOTAL MATERIALS                                                       5,547,059
                                                                 --------------

INDUSTRIALS 12.9%
   Avis Budget Group, Inc.*                             37,498        1,066,068
   YRC Worldwide, Inc.*+                                15,539          571,835
   Deluxe Corp.+                                        13,315          540,722
   Timken Co.+                                          14,266          515,145
   Kelly Services, Inc.+                                15,867          435,708
   United Rentals, Inc.*                                 8,051          261,980
   Werner Enterprises, Inc.+                            11,321          228,118
   Alexander & Baldwin, Inc.+                            4,286          227,629
   Manpower, Inc.+                                       2,094          193,151
   Con-way, Inc.                                         3,606          181,165
   Sequa Corp. -- Class A*                               1,450          162,400
   Kennametal, Inc.                                      1,957          160,533
   Pentair, Inc.+                                        3,731          143,905
   Alaska Air Group, Inc.*+                              2,922           81,407
TOTAL INDUSTRIALS                                                     4,769,766
                                                                 --------------

CONSUMER STAPLES 7.2%
   Universal Corp.+                                     11,873          723,303
   Smithfield Foods, Inc.*                              14,594          449,349
   Ruddick Corp.                                        13,041          392,795
   BJ's Wholesale Club, Inc.*                            8,882          320,019
   J.M. Smucker Co.                                      4,285          272,783
   PepsiAmericas, Inc.+                                 10,654          261,662
   Lancaster Colony Corp.                                5,796          242,795
TOTAL CONSUMER STAPLES                                                2,662,706
                                                                 --------------

INFORMATION TECHNOLOGY 7.2%
   Avnet, Inc.*+                                        17,248          683,711
   Ingram Micro, Inc. -- Class A*                       19,875          431,486
   Vishay Intertechnology, Inc.*                        24,986          395,278
   Arrow Electronics, Inc.*+                             8,624          331,420
   Tech Data Corp.*                                      7,686          295,604
   Andrew Corp.*                                        17,658          254,981
   KEMET Corp.*                                         19,199          135,353
   Fairchild Semiconductor International, Inc.*          6,108          118,007
TOTAL INFORMATION TECHNOLOGY                                          2,645,840
                                                                 --------------

ENERGY 1.7%
   Overseas Shipholding Group, Inc.                      4,801          390,801

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
   Forest Oil Corp.*                                     5,360   $      226,514
TOTAL ENERGY                                                            617,315
                                                                 --------------

TELECOMMUNICATION SERVICES 0.4%
   Telephone & Data Systems, Inc.                        2,334          146,038
TOTAL TELECOMMUNICATION SERVICES                                        146,038
                                                                 --------------

TOTAL COMMON STOCKS
(Cost $30,690,206)                                                   36,840,379
                                                                 --------------

                                                          FACE
                                                        AMOUNT

-------------------------------------------------------------------------------
REPURCHASE AGREEMENT 1.6%
Collateralized by U.S.
   Treasury Obligations
   Mizuho Financial Group, Inc issued
      06/29/07 at 4.50% due 07/02/07                   239,051          239,051
   Credit Suisse Group issued 06/29/07 at
      4.45% due 07/02/07                                71,762           71,762
   Morgan Stanley issued 06/29/07 at 4.25% due
      07/02/07                                          15,843           15,843
   Lehman Brothers Holdings, Inc. issued
      06/29/07 at 4.15% due 07/02/07                   242,278          242,278
   Morgan Stanley issued 06/29/07 at 4.14% due
      07/02/07                                          38,211           38,211
                                                                 --------------

TOTAL REPURCHASE AGREEMENTS
(Cost $607,145)                                                         607,145

SECURITIES LENDING COLLATERAL 27.6%
Investment in Securities Lending Short Term
   Investment Portfolio held by U.S. Bank           10,188,231       10,188,231
                                                                 --------------

TOTAL SECURITIES LENDING COLLATERAL
(Cost $10,188,231)                                                   10,188,231
                                                                 ==============


--------------------------------------------------------------------------------

MID-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          June 30, 2007
--------------------------------------------------------------------------------

TOTAL INVESTMENTS 128.9%
(Cost $41,485,582)                                               $   47,635,755
                                                                 --------------
LIABILITIES IN EXCESS OF OTHER ASSETS - (28.9)%                  $  (10,671,241)
                                                                 --------------
NET ASSETS - 100.0%                                              $   36,964,514

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at June 30, 2007


--------------------------------------------------------------------------------

LARGE-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          June 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 99.6%

FINANCIALS 21.6%
   Fannie Mae                                           43,477   $    2,840,352
   XL Capital Ltd.+                                     21,203        1,787,201
   UnumProvident Corp.+                                 62,712        1,637,410
   Washington Mutual, Inc.+                             31,934        1,361,666
   First Horizon National Corp.+                        33,283        1,298,037
   National City Corp.+                                 34,576        1,152,072
   ACE Ltd.                                             18,423        1,151,806
   Travelers Cos, Inc.                                  21,119        1,129,866
   Cincinnati Financial Corp.                           26,000        1,128,400
   J.P. Morgan Chase & Co.                              21,145        1,024,475
   Allstate Corp.+                                      16,274        1,001,014
   Comerica, Inc.+                                      16,100          957,467
   Hartford Financial Services Group, Inc.               9,528          938,603
   Regions Financial Corp.                              28,297          936,631
   Wachovia Corp.                                       17,681          906,151
   Lincoln National Corp.                               12,409          880,419
   Citigroup, Inc.                                      16,545          848,593
   Huntington Bancshares, Inc.+                         36,488          829,737
   CIT Group, Inc.                                      14,914          817,735
   KeyCorp                                              23,674          812,728
   Genworth Financial, Inc. --  Class A                 22,556          775,926
   Bank of America Corp.                                15,244          745,279
   Plum Creek Timber Co., Inc. (REIT)+                  16,960          706,554
   Fifth Third Bancorp+                                 17,308          688,339
   BB&T Corp.+                                          16,898          687,411
   PNC Financial Services Group, Inc.                    9,499          679,938
   SAFECO Corp.+                                        10,875          677,078
   Apartment Investment & Management Co. --
      Class A+                                          13,059          658,435
   SunTrust Banks, Inc.                                  7,329          628,388
   Chubb Corp.                                          11,526          624,018
   U.S. Bancorp                                         17,027          561,040
   Boston Properties, Inc.+                              4,900          500,437
   Wells Fargo & Co.                                    13,058          459,250
   Bear Stearns Cos., Inc.                               2,554          357,560
TOTAL FINANCIALS                                                     32,190,016
                                                                 --------------
UTILITIES 19.4%
   Integrys Energy Group, Inc.                          44,708        2,268,037
   DTE Energy Co.+                                      36,465        1,758,342
   KeySpan Corp.                                        41,289        1,733,312
   Progress Energy, Inc.+                               32,411        1,477,618

                                                                         MARKET
                                                        SHARES            VALUE
--------------------------------------------------------------------------------
   NiSource, Inc.                                       70,781   $    1,465,875
   CenterPoint Energy, Inc.+                            80,427        1,399,430
   Xcel Energy, Inc.+                                   66,155        1,354,193
   Consolidated Edison, Inc.+                           29,075        1,311,864
   Pinnacle West Capital Corp.                          31,186        1,242,762
   Dynegy, Inc.*                                       125,766        1,187,231
   Public Service Enterprise Group, Inc.                13,011        1,142,106
   TECO Energy, Inc.+                                   63,577        1,092,253
   CMS Energy Corp.                                     63,503        1,092,252
   Nicor, Inc.+                                         25,221        1,082,485
   Ameren Corp.+                                        21,995        1,077,975
   American Electric Power Co., Inc.                    22,526        1,014,571
   Duke Energy Corp.                                    54,561          998,466
   FirstEnergy Corp.                                    15,372          995,030
   Southern Co.+                                        27,181          932,036
   Dominion Resources, Inc.                             10,737          926,710
   Sempra Energy+                                       13,053          773,129
   PG&E Corp.                                           16,879          764,619
   PPL Corp.                                            14,129          661,096
   Entergy Corp.                                         5,784          620,912
   FPL Group, Inc.                                      10,246          581,358
TOTAL UTILITIES                                                      28,953,662
                                                                 --------------
CONSUMER DISCRETIONARY 17.2%
   Ford Motor Co.+                                     434,751        4,095,354
   General Motors Corp.+                                58,760        2,221,128
   Dillard's, Inc. -- Class A+                          52,107        1,872,205
   AutoNation, Inc.*+                                   72,822        1,634,126
   Whirlpool Corp.+                                     13,618        1,514,322
   CBS Corp.                                            41,348        1,377,715
   Brunswick Corp.+                                     39,175        1,278,280
   Johnson Controls, Inc.+                              10,065        1,165,225
   Eastman Kodak Co.+                                   38,060        1,059,210
   Goodyear Tire & Rubber Co.*+                         30,178        1,048,987
   Leggett & Platt, Inc.+                               41,534          915,825
   Dow Jones & Co., Inc.                                13,100          752,595
   OfficeMax, Inc.                                      18,791          738,486
   Wyndham Worldwide Corp.*                             18,950          687,127
   New York Times Co. -- Class A+                       26,084          662,534
   Genuine Parts Co.                                    13,100          649,760
   Tribune Co.                                          21,946          645,212
   Jones Apparel Group, Inc.                            21,407          604,748
   Time Warner, Inc.                                    23,908          503,024
   Stanley Works+                                        7,700          467,390
   Circuit City Stores, Inc.                            30,764          463,921
   Newell Rubbermaid, Inc.                              15,212          447,689
   Gannett Co., Inc.+                                    8,100          445,095


--------------------------------------------------------------------------------

LARGE-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          June 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                        SHARES            VALUE
--------------------------------------------------------------------------------
   Macy's, Inc.                                         10,324   $      410,689
TOTAL CONSUMER DISCRETIONARY                                         25,660,647
                                                                 --------------
MATERIALS 9.3%
   Temple-Inland, Inc.                                  28,011        1,723,517
   MeadWestvaco Corp.                                   40,388        1,426,504
   Weyerhaeuser Co.+                                    16,231        1,281,113
   Dow Chemical Co.                                     28,148        1,244,705
   Ashland, Inc.                                        18,749        1,198,999
   Eastman Chemical Co.+                                17,555        1,129,313
   Alcoa, Inc.                                          27,118        1,099,093
   International Paper Co.+                             24,830          969,611
   United States Steel Corp.+                            7,402          804,967
   PPG Industries, Inc.                                 10,470          796,872
   Freeport-McMoRan Copper & Gold, Inc. --
      Class B                                            9,500          786,790
   Air Products & Chemicals, Inc.                        7,300          586,701
   Bemis Co.                                            14,852          492,789
   Rohm & Haas Co.                                       7,521          411,248
TOTAL MATERIALS                                                      13,952,222
                                                                 --------------
CONSUMER STAPLES 8.9%
   SUPERVALU, Inc.                                      54,338        2,516,936
   Tyson Foods, Inc. -- Class A                         97,756        2,252,298
   Molson Coors Brewing Co. -- Class B+                 15,492        1,432,390
   Kroger Co.                                           44,113        1,240,899
   Coca-Cola Enterprises, Inc.+                         49,199        1,180,776
   Sara Lee Corp.                                       66,361        1,154,682
   Safeway, Inc.+                                       25,065          852,962
   ConAgra Foods, Inc.                                  31,144          836,528
   Costco Wholesale Corp.+                              11,689          684,040
   Kraft Foods, Inc.                                    18,000          634,500
   Reynolds American, Inc.+                              8,055          525,186
TOTAL CONSUMER STAPLES                                               13,311,197
                                                                 --------------
TELECOMMUNICATION SERVICES 7.9%
   Embarq Corp.                                         48,342        3,063,432
   Verizon Communications, Inc.                         41,801        1,720,947
   Windstream Corp.                                    114,466        1,689,518
   Citizens Communications Co.                          85,822        1,310,502
   Sprint Nextel Corp.+                                 56,259        1,165,124
   Alltel Corp.+                                        16,614        1,122,276
   AT&T, Inc.                                           26,996        1,120,334
   CenturyTel, Inc.                                     13,293          652,022
TOTAL TELECOMMUNICATION SERVICES                                     11,844,155
                                                                 --------------
INDUSTRIALS 6.4%
   Cummins, Inc.                                        14,092        1,426,251
   RR Donnelley & Sons Co.                              32,091        1,396,280

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
   Ryder System, Inc.+                                  23,344   $    1,255,907
   Northrop Grumman Corp.                               14,149        1,101,783
   Paccar, Inc.+                                         8,800          765,952
   Masco Corp.+                                         26,703          760,234
   Allied Waste Industries, Inc.*                       54,290          730,743
   Union Pacific Corp.                                   5,272          607,071
   Goodrich Corp.                                        9,000          536,040
   Raytheon Co.                                          9,398          506,458
   Waste Management, Inc.                               11,792          460,478
TOTAL INDUSTRIALS                                                     9,547,197
                                                                 --------------
HEALTH CARE 3.7%
   AmerisourceBergen Corp.                              31,100        1,538,517
   McKesson Corp.                                       22,205        1,324,306
   Tenet Healthcare Corp.*+                            123,579          804,499
   Medco Health Solutions, Inc.*                         8,900          694,111
   Bristol-Myers Squibb Co.+                            19,383          611,728
   Bausch & Lomb, Inc.                                   7,400          513,856
TOTAL HEALTH CARE                                                     5,487,017
                                                                 --------------
ENERGY 2.6%
   ConocoPhillips                                       20,374        1,599,359
   Marathon Oil Corp.                                   20,930        1,254,963
   Hess Corp.                                           17,180        1,012,933
TOTAL ENERGY                                                          3,867,255
                                                                 --------------
INFORMATION TECHNOLOGY 2.6%
   Solectron Corp.*                                    433,707        1,596,042
   Computer Sciences Corp.*                             15,329          906,710
   Unisys Corp.*                                        62,942          575,290
   Electronic Data Systems Corp.                        14,329          397,343
   Micron Technology, Inc.*+                            30,378          380,636
TOTAL INFORMATION TECHNOLOGY                                          3,856,021
                                                                 --------------
TOTAL COMMON STOCKS
(Cost $120,235,187)                                                 148,669,389
                                                                 --------------


--------------------------------------------------------------------------------

LARGE-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          June 30, 2007
--------------------------------------------------------------------------------

                                                          FACE           MARKET
                                                        AMOUNT            VALUE
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 0.3%
Collateralized by U.S. Treasury
Obligations
   Mizuho Financial Group, Inc.
      issued 06/29/07 at 4.50% due 07/02/07            160,808          160,808
   Credit Suisse Group
      issued 06/29/07 at 4.45% due 07/02/07             48,274           48,274
   Morgan Stanley
      issued 06/29/07 at 4.25% due 07/02/07             10,658           10,658
   Lehman Brothers Holdings, Inc.
      issued 06/29/07 at 4.15% due 07/02/07            162,979          162,979
   Morgan Stanley
      issued 06/29/07 at 4.14% due 07/02/07             25,704   $       25,704
                                                                 --------------
TOTAL REPURCHASE AGREEMENTS
(Cost $408,423)                                                         408,423
                                                                 --------------
SECURITIES LENDING COLLATERAL 28.4%
Investment in Securities Lending Short Term
   Investment Portfolio held by U.S. Bank           42,463,124       42,463,124
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $42,463,124)                                                   42,463,124
                                                                 ==============
TOTAL INVESTMENTS 128.3%
(Cost $163,106,734)                                              $  191,540,936
                                                                 --------------
LIABILITIES IN EXCESS OF OTHER ASSETS - (28.3)%                  $  (42,278,483)
                                                                 --------------
NET ASSETS - 100.0%                                              $  149,262,453

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at June 30, 2007.


--------------------------------------------------------------------------------

SMALL-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          June 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 99.0%

CONSUMER DISCRETIONARY 25.4%
   Vertrue, Inc.*                                       12,360   $      602,921
   Pre-Paid Legal Services, Inc.*                        8,605          553,387
   Multimedia Games, Inc.*                              39,916          509,328
   Coinstar, Inc.*+                                     14,977          471,476
   PetMed Express, Inc.*+                               35,055          450,106
   Pool Corp.+                                           9,574          373,673
   Stage Stores, Inc.+                                  17,747          371,977
   Tractor Supply Co.*+                                  6,998          364,246
   Jos. A.  Bank Clothiers, Inc.*+                       8,553          354,693
   Fossil, Inc.*+                                       11,530          340,020
   Christopher & Banks Corp.                            19,754          338,781
   K-Swiss, Inc. -- Class A                             11,921          337,722
   P.F. Chang's China Bistro, Inc.*+                     9,468          333,274
   Panera Bread Co. -- Class A*+                         6,896          317,630
   Deckers Outdoor Corp.*+                               3,141          316,927
   Nautilus, Inc.+                                      25,325          304,913
   Guitar Center, Inc.*+                                 5,078          303,715
   HOT Topic, Inc.*                                     27,214          295,816
   Monarch Casino & Resort, Inc.*+                      10,924          293,309
   Drew Industries, Inc.*+                               8,812          292,030
   Winnebago Industries, Inc.+                           9,437          278,580
   Sonic Corp.*                                         12,546          277,517
   LKQ Corp.*+                                          10,903          268,868
   Papa John's International, Inc.*+                     9,172          263,787
   Shuffle Master, Inc.*+                               15,380          255,308
   Hibbett Sports Inc.*                                  8,596          235,358
   Meritage Homes Corp.*+                                8,712          233,046
   Jack in the Box, Inc.*                                3,261          231,335
   Bright Horizons Family Solutions, Inc.*+              5,937          231,009
   CEC Entertainment, Inc.*+                             6,361          223,907
   CROCS, Inc.*+                                         5,126          220,572
   Quiksilver, Inc.*+                                   14,821          209,421
   Gymboree Corp.*+                                      4,805          189,365
   Tween Brands, Inc.*+                                  3,549          158,285
   Children's Place Retail Stores, Inc.*                 3,040          156,986
   Dress Barn, Inc.*+                                    7,353          150,884
TOTAL CONSUMER DISCRETIONARY                                         11,110,172
                                                                 --------------
INFORMATION TECHNOLOGY 21.4%
   Flir Systems, Inc.*+                                 14,411          666,509

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
   j2 Global Communications, Inc.*+                     16,809   $      586,634
   Bankrate, Inc.*+                                     12,170          583,186
   Netgear, Inc.*+                                      13,847          501,954
   AMIS Holdings, Inc.*                                 39,250          491,410
   Neoware, Inc.*+                                      35,197          476,567
   Itron, Inc.*+                                         6,001          467,718
   EPIQ Systems, Inc.*+                                 26,727          431,908
   Factset Research Systems, Inc.                        6,086          415,978
   Websense, Inc.*                                      19,077          405,386
   Komag, Inc.*+                                        12,284          391,737
   Trimble Navigation Ltd.*                             10,524          338,873
   Ansys, Inc.*                                         11,926          316,039
   Scansource, Inc.*+                                    9,697          310,207
   Comtech Telecommunications Corp.*+                    6,600          306,372
   Synaptics, Inc.*                                      8,283          296,449
   Blackbaud, Inc.                                      13,097          289,182
   Take-Two Interactive Software, Inc.*+                14,108          281,737
   Quality Systems, Inc.+                                6,781          257,475
   eFunds Corp.*                                         6,964          245,760
   Cabot Microelectronics Corp.*+                        6,449          228,875
   CACI International, Inc. -- Class A*+                 4,680          228,618
   Mantech International Corp. -- Class A*+              6,609          203,755
   Diodes, Inc.*+                                        4,594          191,891
   Manhattan Associates, Inc.*+                          6,379          178,038
   Micros Systems, Inc.*+                                2,907          158,141
   Daktronics, Inc.+                                     6,057          130,104
TOTAL INFORMATION TECHNOLOGY                                          9,380,503
                                                                 --------------
HEALTH CARE 21.2%
   Integra LifeSciences Holdings Corp.*+                10,551          521,430
   SurModics, Inc.*+                                     8,831          441,550
   PharmaNet Development Group, Inc.*+                  12,889          410,901
   Healthways, Inc.*+                                    8,295          392,934
   Sunrise Senior Living, Inc.*+                         9,705          388,103
   Sierra Health Services, Inc.*                         9,126          379,459
   HealthExtras, Inc.*+                                 12,737          376,760
   AMN Healthcare Services, Inc.*                       17,010          374,220
   Bradley Pharmaceuticals, Inc.*                       16,887          366,617


--------------------------------------------------------------------------------

SMALL-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          June 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
   Possis Medical, Inc.*                                31,949   $      347,605
   Dionex Corp.*+                                        4,479          317,964
   Cooper Cos., Inc.+                                    5,823          310,482
   Greatbatch, Inc.*+                                    9,284          300,802
   Immucor, Inc.*+                                      10,650          297,880
   Amedisys, Inc.*                                       7,906          287,225
   Hologic, Inc.*+                                       5,170          285,953
   AmSurg Corp.*                                        11,525          278,213
   PolyMedica Corp.+                                     6,740          275,329
   Respironics, Inc.*                                    5,913          251,835
   Pediatrix Medical Group, Inc.*                        4,486          247,403
   Idexx Laboratories, Inc.*                             2,604          246,416
   American Medical Systems Holdings, Inc.*+            13,139          237,028
   Kensey Nash Corp.*+                                   8,481          227,376
   Odyssey HealthCare, Inc.*                            18,870          223,798
   Mentor Corp.+                                         5,435          221,096
   Digene Corp.*                                         3,592          215,700
   ArthroCare Corp.*                                     4,769          209,407
   Sciele Pharma, Inc.*+                                 8,859          208,718
   Merit Medical Systems, Inc.*+                        15,135          181,015
   ICU Medical, Inc.*                                    4,087          175,496
   BioLase Technology, Inc.*+                           28,124          170,713
   Noven Pharmaceuticals, Inc.*                          4,745          111,270
TOTAL HEALTH CARE                                                     9,280,698
                                                                 --------------
INDUSTRIALS 9.0%
   Ceradyne, Inc.*+                                      6,494          480,296
   Armor Holdings, Inc.*                                 4,450          386,571
   Curtiss-Wright Corp.                                  7,593          353,910
   Landstar System, Inc.                                 7,107          342,913
   Toro Co.                                              4,829          284,380
   Knight Transportation, Inc.+                         14,425          279,557
   ASV, Inc.*+                                          15,883          274,458
   Waste Connections, Inc.*                              8,959          270,920
   Simpson Manufacturing Co., Inc.+                      7,949          268,199
   Heartland Express, Inc.+                             14,761          240,604
   Forward Air Corp.+                                    6,648          226,630
   Manitowoc Co., Inc.                                   2,384          191,626
   Mobile Mini, Inc.*+                                   5,743          167,696
   Kirby Corp.*+                                         4,058          155,787
TOTAL INDUSTRIALS                                                     3,923,547
                                                                 --------------
ENERGY 8.6%
   Unit Corp.*+                                          6,148          386,771
   Hornbeck Offshore Services, Inc.*                     9,925          384,693
   W-H Energy Services, Inc.*                            6,162          381,489

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
   St. Mary Land & Exploration Co.                      10,399   $      380,811
   Stone Energy Corp.*                                  10,149          347,705
   Petroleum Development Corp.*                          7,150          339,482
   Helix Energy Solutions Group, Inc.*                   7,399          295,294
   CARBO Ceramics, Inc.+                                 6,505          284,984
   Penn Virginia Corp.+                                  6,778          272,476
   Swift Energy Co.*+                                    5,607          239,755
   Cabot Oil & Gas Corp.                                 6,361          234,594
   Oceaneering International, Inc.*                      4,112          216,456
TOTAL ENERGY                                                          3,764,510
                                                                 --------------
FINANCIALS 7.9%
   Portfolio Recovery Associates, Inc.+                  8,989          539,520
   Infinity Property & Casualty Corp.                    9,654          489,747
   Hilb Rogal & Hobbs Co.+                               5,936          254,417
   World Acceptance Corp.*                               5,876          251,082
   UCBH Holdings, Inc.+                                 12,355          225,726
   Wilshire Bancorp, Inc.                               18,097          220,421
   Rewards Network, Inc.*+                              53,021          215,795
   Philadelphia Consolidated Holding Corp.*              5,098          213,096
   Nara Bancorp, Inc.                                   12,950          206,294
   Franklin Bank Corp.*+                                13,704          204,190
   East-West Bancorp, Inc.                               4,435          172,433
   Investment Technology Group, Inc.*                    3,687          159,758
   PrivateBancorp, Inc.+                                 5,539          159,523
   Cascade Bancorp.+                                     6,723          155,570
TOTAL FINANCIALS                                                      3,467,572
                                                                 --------------
MATERIALS 2.5%
   Chaparral Steel Co.                                   5,699          409,587
   Cleveland-Cliffs, Inc.+                               4,779          371,185
   Headwaters, Inc.*+                                   19,531          337,300
TOTAL MATERIALS                                                       1,118,072
                                                                 --------------
CONSUMER STAPLES 2.5%
   Sanderson Farms, Inc.+                               10,401          468,253
   USANA Health Sciences, Inc.*+                         7,699          344,453
   United Natural Foods, Inc.*+                          6,256          166,285
   Playtex Products, Inc.*                               8,196          121,383
TOTAL CONSUMER STAPLES                                                1,100,374
                                                                 --------------


--------------------------------------------------------------------------------

SMALL-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          June 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES 0.5%
   General Communication, Inc. -- Class A*              16,793   $      215,118
TOTAL TELECOMMUNICATION SERVICES                                        215,118
                                                                 --------------
TOTAL COMMON STOCKS
   (Cost $39,970,254)                                                43,360,566
                                                                 --------------

                                                          FACE
                                                        AMOUNT
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 1.1%
Collateralized by U.S. Treasury Obligations
   Mizuho Financial Group, Inc. issued
      06/29/07 at at 4.50% due 07/02/07                179,715          179,715
   Credit Suisse Group issued 06/29/07 at
      4.45% due 07/02/07                                53,950           53,950
   Morgan Stanley issued 06/29/07 at at 4.25%
      due 07/02/07                                      11,911           11,911
   Lehman Brothers Holdings, Inc. issued
      06/29/07 at 4.15% due 07/02/07                   182,142          182,142
   Morgan Stanley issued 06/29/07
      at 4.14% due 07/02/07                             28,726           28,726
                                                                 --------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $456,444)                                                      456,444
                                                                 --------------

SECURITIES LENDING COLLATERAL 25.3%
Investment in Securities Lending Short Term
   Investment Portfolio held by U.S. Bank           11,092,859       11,092,859
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $11,092,859)                                                   11,092,859
                                                                 ==============

TOTAL INVESTMENTS 125.4%
   (Cost $51,519,557)                                            $   54,909,869
                                                                 --------------
LIABILITIES IN EXCESS OF OTHER ASSETS - (25.4)%                  $  (11,127,210)
                                                                 --------------
NET ASSETS - 100.0%                                              $   43,782,659

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at June 30, 2007


--------------------------------------------------------------------------------

MID-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          June 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 99.8%

CONSUMER DISCRETIONARY 32.8%
   Aeropostale, Inc.*                                   14,819   $      617,656
   ITT Educational Services, Inc.*                       4,821          565,889
   Corinthian Colleges, Inc.*+                          33,980          553,534
   Career Education Corp.*+                             16,358          552,410
   GameStop Corp. -- Class A*                           12,812          500,949
   Chico's FAS, Inc.*+                                  20,154          490,548
   NVR, Inc.*+                                             654          444,556
   Strayer Education, Inc.                               3,167          417,126
   Dollar Tree Stores, Inc.*                             8,480          369,304
   Thor Industries, Inc.+                                7,816          352,814
   Pacific Sunwear of California, Inc.*+                15,698          345,356
   Advance Auto Parts, Inc.                              8,443          342,195
   Urban Outfitters, Inc.*                              13,350          320,801
   99 Cents Only Stores*+                               23,912          313,486
   Ross Stores, Inc.+                                   10,058          309,786
   Scientific Games Corp. -- Class A*+                   8,829          308,574
   Petsmart, Inc.+                                       9,326          302,629
   John Wiley & Sons, Inc. -- Class A                    6,125          295,776
   Dick's Sporting Goods, Inc.*+                         5,005          291,141
   Matthews International Corp. -- Class A               6,530          284,773
   Applebee's International, Inc.                       11,369          273,993
   Williams-Sonoma, Inc.+                                8,614          272,030
   Toll Brothers, Inc.*+                                10,502          262,340
   Ryland Group, Inc.+                                   6,889          257,442
   O'Reilly Automotive, Inc.*+                           6,948          253,949
   Cheesecake Factory, Inc.*+                           10,055          246,549
   Valassis Communications, Inc.*+                      14,055          241,605
   Brinker International, Inc.+                          8,054          235,741
   Timberland Co. -- Class A*+                           9,095          229,103
   Entercom Communications Corp.+                        8,370          208,329
   Ruby Tuesday, Inc.+                                   7,874          207,322
   Hovnanian Enterprises, Inc. -- Class A*+             12,542          207,319
   International Speedway Corp. -- Class A               3,860          203,461
   Catalina Marketing Corp.+                             6,338          199,647
   American Eagle Outfitters, Inc.                       6,933          177,901
   DeVry, Inc.+                                          4,995          169,930

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
   Harte-Hanks, Inc.                                     5,685   $      145,991
TOTAL CONSUMER DISCRETIONARY                                         11,771,955
                                                                 --------------

HEALTH CARE 20.8%
   Par Pharmaceutical Cos., Inc.*                       21,612          610,107
   Cytyc Corp.*+                                        13,975          602,462
   Gen-Probe, Inc.*+                                     8,742          528,192
   Endo Pharmaceuticals Holdings, Inc.*+                13,550          463,816
   Community Health Systems, Inc.*                      11,010          445,354
   Cephalon, Inc.*+                                      4,589          368,910
   Apria Healthcare Group, Inc.*                        12,784          367,796
   Lincare Holdings, Inc.*                               8,666          345,340
   Sepracor, Inc.*+                                      8,215          336,979
   Health Management Associates, Inc. --
      Class A+                                          27,830          316,149
   Ventana Medical Systems, Inc.*+                       4,053          313,175
   Invitrogen Corp.*                                     4,108          302,965
   Pharmaceutical Product Development, Inc.              7,539          288,518
   Techne Corp.*+                                        4,777          273,292
   Universal Health Services, Inc. -- Class B            4,388          269,862
   ResMed, Inc.*+                                        6,514          268,768
   DENTSPLY International, Inc.                          6,935          265,333
   Cerner Corp.*+                                        4,327          240,019
   Henry Schein, Inc.*+                                  4,247          226,917
   Medicis Pharmaceutical Corp. -- Class A+              6,461          197,319
   Affymetrix, Inc.*+                                    6,155          153,198
   Covance, Inc.*+                                       1,995          136,777
   Edwards Lifesciences Corp.*                           2,585          127,544
TOTAL HEALTH CARE                                                     7,448,792
                                                                 --------------

INFORMATION TECHNOLOGY 12.8%
   DST Systems, Inc.*+                                   6,156          487,617
   Western Digital Corp.*                               20,412          394,972
   Silicon Laboratories, Inc.*+                         11,381          393,896
   Cree, Inc.*+                                         12,329          318,705
   CDW Corp.*                                            3,720          316,088
   Alliance Data Systems Corp.*                          3,963          306,261
   Plantronics, Inc.+                                   11,144          292,196
   McAfee, Inc.*+                                        8,243          290,154
   Macrovision Corp.*+                                   8,580          257,915
   Amphenol Corp. -- Class A+                            6,664          237,572
   Global Payments, Inc.+                                5,902          234,014


--------------------------------------------------------------------------------

MID-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          June 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
   Jack Henry & Associates, Inc.                         8,271   $      212,978
   SRA International, Inc. -- Class A*                   8,210          207,385
   Fair Isaac Corp.                                      4,582          183,830
   CSG Systems International, Inc.*+                     6,492          172,103
   Zebra Technologies Corp. -- Class A*+                 4,394          170,223
   Activision, Inc.*                                     6,790          126,769
TOTAL INFORMATION TECHNOLOGY                                          4,602,678
                                                                 --------------

INDUSTRIALS 10.9%
   Alliant Techsystems, Inc.*                            4,307          427,039
   Stericycle, Inc.*                                     6,214          276,274
   Expeditors International Washington, Inc.+            6,653          274,769
   Rollins, Inc.                                        11,259          256,367
   Mine Safety Appliances Co.+                           5,590          244,618
   Oshkosh Truck Corp.                                   3,802          239,222
   Fastenal Co.+                                         5,654          236,676
   Jacobs Engineering Group, Inc.*                       4,078          234,526
   Copart, Inc.*                                         7,499          229,394
   Corporate Executive Board Co.+                        3,482          226,017
   Graco, Inc.+                                          5,503          221,661
   Donaldson Co., Inc.+                                  6,018          213,940
   ChoicePoint, Inc.*+                                   4,486          190,431
   AMETEK, Inc.+                                         4,336          172,052
   AirTran Holdings, Inc.*+                             15,528          169,566
   Dun & Bradstreet Corp.                                1,520          156,530
   Roper Industries, Inc.+                               2,635          150,459
TOTAL INDUSTRIALS                                                     3,919,541
                                                                 --------------

ENERGY 8.7%
   Frontier Oil Corp.+                                  12,127          530,799
   Pioneer Natural Resources Co.+                        8,180          398,448
   Pogo Producing Co.+                                   7,844          398,397
   Denbury Resources, Inc.*                              9,608          360,300
   Superior Energy Services*+                            8,844          353,052
   Newfield Exploration Co.*                             6,965          317,256
   FMC Technologies, Inc.*                               2,872          227,520
   Patterson-UTI Energy, Inc.+                           8,321          218,093
   Quicksilver Resources, Inc.*+                         4,562          203,374
   Southwestern Energy Co.*                              2,785          123,932
TOTAL ENERGY                                                          3,131,171
                                                                 --------------

FINANCIALS 7.2%
   Eaton Vance Corp.                                     8,694          384,101

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
   W.R. Berkley Corp.                                   10,932   $      355,727
   Brown & Brown, Inc.+                                 12,501          314,275
   Leucadia National Corp.+                              8,585          302,621
   Nuveen Investments, Inc. -- Class A+                  4,727          293,783
   Everest Re Group Ltd.                                 2,485          269,971
   SEI Investments Co.                                   8,464          245,795
   HCC Insurance Holdings, Inc.+                         7,229          241,521
   Waddell & Reed Financial, Inc. -- Class A             7,391          192,240
TOTAL FINANCIALS                                                      2,600,034
                                                                 --------------

CONSUMER STAPLES 3.9%
   Energizer Holdings, Inc.*+                            5,108          508,757
   Hansen Natural Corp.*                                 9,137          392,708
   NBTY, Inc.*                                           6,590          284,688
   Church & Dwight Co., Inc.                             4,604          223,110
TOTAL CONSUMER STAPLES                                                1,409,263
                                                                 --------------

MATERIALS 2.2%
   Steel Dynamics, Inc.+                                 9,252          387,751
   Commercial Metals Co.                                11,389          384,607
TOTAL MATERIALS                                                         772,358
                                                                 --------------

UTILITIES 0.5%
   Equitable Resources, Inc.                             3,688          182,777
TOTAL UTILITIES                                                         182,777
                                                                 --------------

TOTAL COMMON STOCKS
   (Cost $31,494,574)                                                35,838,569
                                                                 --------------

                                                          FACE           MARKET
                                                        AMOUNT            VALUE
-------------------------------------------------------------------------------
REPURCHASE AGREEMENT 0.3%
Collateralized by U.S. Treasury Obligations
Mizuho Financial Group, Inc. issued 06/29/07 at
   4.50% due 07/02/07                                   36,583           36,583
Credit Suisse Group issued 06/29/07 at 4.45%
   due 07/02/07                                         10,982           10,982
Morgan Stanley issued 06/29/07 at 4.25% due
   07/02/07                                              2,425            2,425
Lehman Brothers Holdings, Inc. issued 06/29/07
   at 4.15% due 07/02/07                                37,077           37,077


--------------------------------------------------------------------------------

MID-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          June 30, 2007
--------------------------------------------------------------------------------

                                                          FACE           MARKET
                                                        AMOUNT            VALUE
-------------------------------------------------------------------------------
Morgan Stanley issued 06/29/2007 at 4.14% due
   07/02/07                                              5,848   $        5,848
                                                                 --------------

TOTAL REPURCHASE AGREEMENTS
   (Cost $92,915)                                                        92,915
                                                                 --------------

SECURITIES LENDING COLLATERAL 34.9%
Investment in Securities Lending Short Term
Investment Portfolio held by U.S. Bank              12,544,605       12,544,605
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $12,544,605)                                                   12,544,605
                                                                 ==============

TOTAL INVESTMENTS 135.0%
   (Cost $44,132,094)                                            $   48,476,089
                                                                 --------------
LIABILITIES IN EXCESS OF OTHER ASSETS - (35.0)%                  $  (12,575,571)
                                                                 --------------
NET ASSETS - 100.0%                                              $   35,900,518

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at June 30, 2007.


--------------------------------------------------------------------------------

LARGE-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          June 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 99.6%

HEALTH CARE 22.4%
   Express Scripts, Inc.*                               19,656   $      982,996
   Hospira, Inc.*                                       23,091          901,473
   Coventry Health Care, Inc.*                          13,921          802,546
   Gilead Sciences, Inc.*                               20,316          787,651
   Zimmer Holdings, Inc.*                                8,694          738,034
   Forest Laboratories, Inc.*                           14,119          644,532
   UnitedHealth Group, Inc.                             11,345          580,183
   Stryker Corp.+                                        9,100          574,119
   Biomet, Inc.                                         11,669          533,507
   Waters Corp.*                                         8,840          524,742
   Patterson Cos., Inc.*+                               13,534          504,412
   Quest Diagnostics, Inc.+                              9,500          490,675
   St. Jude Medical, Inc.*+                             11,615          481,906
   Cardinal Health, Inc.                                 6,664          470,745
   IMS Health, Inc.                                     14,343          460,841
   Varian Medical Systems, Inc.*+                       10,527          447,503
   Barr Pharmaceuticals, Inc.*                           8,614          432,681
   Medtronic, Inc.+                                      7,574          392,788
   Amgen, Inc.*+                                         6,282          347,332
   Boston Scientific Corp.*                             21,920          336,253
   Mylan Laboratories, Inc.+                            18,263          332,204
   Johnson & Johnson, Inc.                               5,318          327,695
   Wyeth                                                 5,601          321,161
   C.R. Bard, Inc.                                       3,610          298,294
   Celgene Corp.*+                                       4,984          285,733
   Becton, Dickinson & Co.                               3,783          281,833
   Humana, Inc.*                                         4,621          281,465
   Baxter International, Inc.                            4,790          269,869
   Genzyme Corp.*+                                       3,913          251,997
   Laboratory Corporation of America Holdings*+          3,134          245,267
   Millipore Corp.*+                                     2,824          212,054
   Allergan, Inc.                                        3,520          202,893
   Applera Corp. - Applied Biosystems Group              4,990          152,395
TOTAL HEALTH CARE                                                    14,897,779
                                                                 --------------

CONSUMER DISCRETIONARY 21.4%
   Amazon.com, Inc.*+                                   19,752        1,351,234
   Apollo Group, Inc. -- Class A*+                      17,047          996,056
   Coach, Inc.*                                         17,631          835,533
   RadioShack Corp.+                                    21,682          718,542
   AutoZone, Inc.*+                                      4,704          642,661
   H&R Block, Inc.+                                     23,432          547,606

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
   Bed Bath & Beyond, Inc.*+                            14,899   $      536,215
   Abercrombie & Fitch Co. -- Class A+                   7,040          513,779
   International Game Technology, Inc.                  12,737          505,659
   TJX Cos., Inc.                                       18,043          496,183
   Harman International Industries, Inc.                 4,226          493,597
   Harley-Davidson, Inc.                                 8,151          485,881
   Lowe's Cos., Inc.                                    15,441          473,884
   D.R. Horton, Inc.+                                   23,524          468,833
   Kohl's Corp.*                                         6,498          461,553
   Best Buy Co., Inc.+                                   9,607          448,359
   Darden Restaurants, Inc.                              9,980          439,020
   Home Depot, Inc.                                     10,412          409,712
   Nike, Inc. -- Class B                                 6,840          398,704
   Starbucks Corp.*+                                    14,602          383,157
   Yum! Brands, Inc.                                    11,682          382,235
   Omnicom Group, Inc.                                   6,984          369,593
   Tiffany & Co.+                                        6,934          367,918
   Black & Decker Corp.+                                 4,123          364,102
   Polo Ralph Lauren Corp.+                              3,100          304,141
   Liz Claiborne, Inc.+                                  7,466          278,482
   McGraw-Hill Cos., Inc.+                               4,040          275,043
   Staples, Inc.+                                       10,658          252,914
TOTAL CONSUMER DISCRETIONARY                                         14,200,596
                                                                 --------------

INFORMATION TECHNOLOGY 18.2%
   Google, Inc. -- Class A*                              1,622          848,922
   First Data Corp.                                     20,995          685,907
   Cognizant Technology Solutions Corp. --
      Class A*                                           8,767          658,314
   eBay, Inc.*+                                         20,222          650,744
   Intuit, Inc.*+                                       21,322          641,366
   Nvidia Corp.*                                        12,962          535,460
   Dell, Inc.*                                          18,489          527,861
   Fiserv, Inc.*                                         9,220          523,696
   Yahoo!, Inc.*                                        17,077          463,299
   Electronic Arts, Inc.*                                9,763          461,985
   Affiliated Computer Services, Inc. --
      Class A*                                           7,901          448,145
   Citrix Systems, Inc.*+                               12,168          409,696
   Oracle Corp.*                                        20,291          399,936
   Symantec Corp.*+                                     19,488          393,657
   National Semiconductor Corp.+                        13,310          376,274
   Adobe Systems, Inc.*+                                 9,178          368,497
   SanDisk Corp.*+                                       7,338          359,122


--------------------------------------------------------------------------------

LARGE-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          June 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
   Autodesk, Inc.*                                       7,600   $      357,808
   International Business Machines Corp.+                3,257          342,799
   Qualcomm, Inc.                                        7,780          337,574
   Cisco Systems, Inc.*                                 11,765          327,655
   Paychex, Inc.+                                        8,131          318,085
   QLogic Corp.*+                                       18,940          315,351
   Lexmark International, Inc.*+                         5,738          282,941
   Automatic Data Processing, Inc.                       5,186          251,365
   Network Appliance, Inc.*                              7,428          216,898
   Fidelity National Information Services, Inc.          3,910          212,235
   Jabil Circuit, Inc.                                   8,472          186,977
   KLA-Tencor Corp.+                                     3,110          170,894
TOTAL INFORMATION TECHNOLOGY                                         12,073,463
                                                                 --------------

ENERGY 9.8%
   XTO Energy, Inc.                                     15,716          944,532
   Apache Corp.                                          8,900          726,151
   Devon Energy Corp.+                                   8,105          634,540
   EOG Resources, Inc.+                                  7,600          555,256
   Murphy Oil Corp.                                      9,120          542,093
   Chesapeake Energy Corp.+                             14,660          507,236
   Anadarko Petroleum Corp.                              9,190          477,788
   Smith International, Inc.+                            7,727          453,111
   National-Oilwell Varco, Inc.*+                        3,710          386,730
   Nabors Industries Ltd.*+                             11,270          376,193
   BJ Services Co.+                                     12,159          345,802
   Exxon Mobil Corp.                                     4,120          345,586
   Noble Corp.                                           2,010          196,015
TOTAL ENERGY                                                          6,491,033
                                                                 --------------

CONSUMER STAPLES 9.3%
   Pepsi Bottling Group, Inc.                           16,265          547,805
   Avon Products, Inc.                                  12,480          458,640
   Anheuser-Busch Cos., Inc.                             8,680          452,749
   Sysco Corp.+                                         11,851          390,964
   Wal-Mart Stores, Inc.                                 7,856          377,952
   Colgate-Palmolive Co.                                 5,654          366,662
   Clorox Co.                                            5,888          365,645
   Walgreen Co.                                          8,364          364,169
   Kellogg Co.                                           6,965          360,717
   WM Wrigley Jr Co.+                                    6,217          343,862

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
   Estee Lauder Cos., Inc. -- Class A                    7,346   $      334,316
   Procter & Gamble Co.                                  5,345          327,061
   Campbell Soup Co.                                     8,090          313,973
   PepsiCo, Inc.                                         4,728          306,611
   Hershey Co.+                                          5,890          298,152
   Brown-Forman Corp. -- Class B+                        3,982          291,005
   McCormick & Co., Inc.+                                7,018          267,947
TOTAL CONSUMER STAPLES                                                6,168,230
                                                                 --------------

FINANCIALS 7.9%
   Progressive Corp.                                    26,941          644,698
   Countrywide Financial Corp.+                         16,211          589,270
   Chicago Mercantile
      Exchange Holdings, Inc.                            1,018          543,979
   SLM Corp.                                             9,066          522,020
   Moody's Corp.                                         8,350          519,370
   Federated Investors, Inc.
      -- Class B                                        13,225          506,914
   Capital One Financial Corp.+                          6,039          473,699
   Ambac Financial Group, Inc.+                          5,212          454,434
   Commerce Bancorp, Inc.+                              10,744          397,421
   American International
      Group, Inc.                                        4,536          317,656
   American Express Co.                                  4,309          263,625
TOTAL FINANCIALS                                                      5,233,086
                                                                 --------------

INDUSTRIALS 5.8%
   L-3 Communications Holdings, Inc.                     5,474          533,113
   American Standard Cos., Inc.                          8,070          475,969
   Rockwell Collins, Inc.                                6,700          473,288
   General Dynamics Corp.                                5,184          405,492
   CH Robinson Worldwide, Inc.                           7,560          397,051
   ITT Industries, Inc.                                  5,638          384,963
   Danaher Corp.+                                        4,965          374,858
   United Technologies Corp.                             4,480          317,766
   Pitney Bowes, Inc.+                                   6,390          299,180
   Cintas Corp.+                                         5,996          236,422
TOTAL INDUSTRIALS                                                     3,898,102
                                                                 --------------


--------------------------------------------------------------------------------

LARGE-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          June 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
MATERIALS 4.0%
   Ball Corp.+                                           8,913   $      473,904
   Sigma-Aldrich Corp.                                   8,890          379,336
   Nucor Corp.                                           6,428          377,002
   Ecolab, Inc.+                                         8,572          366,025
   International Flavors & Fragrances, Inc.+             5,388          280,930
   Praxair, Inc.+                                        3,622          260,748
   Pactiv Corp.*+                                        8,040          256,396
   Newmont Mining Corp.+                                 6,218          242,875
TOTAL MATERIALS                                                       2,637,216
                                                                 --------------

UTILITIES 0.8%
   Questar Corp.                                         6,008          317,523
   AES Corp.*                                           11,337          248,053
TOTAL UTILITIES                                                         565,576
                                                                 --------------

TOTAL COMMON STOCKS
   (Cost $58,793,321)                                                66,165,081
                                                                 --------------

                                                          FACE
                                                        AMOUNT
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 0.6%
Collateralized by U.S. Treasury Obligations
   Mizuho Financial Group, Inc.
      issued  06/29/07 at 4.50%
      due 07/02/07                                     164,099          164,099
   Credit Suisse Group
      issued 06/29/07 at 4.45%
      due 07/02/07                                      49,261           49,261
   Morgan Stanley
      issued 06/29/07 at 4.25%
      due 07/02/07                                      10,876           10,876
   Lehman Brothers Holdings, Inc.
      issued 06/29/07 at 4.15%
      due 07/02/07                                     166,314          166,314
   Morgan Stanley
      issued 06/29/07 at 4.14%
      due 07/02/07                                      26,230           26,230

TOTAL REPURCHASE AGREEMENTS
   (Cost $416,780)                                                      416,780
                                                                 --------------

                                                                         MARKET
                                                                          VALUE
-------------------------------------------------------------------------------
SECURITIES LENDING COLLATERAL 21.1%
Investment in Securities Lending Short Term
   Investment Portfolio held by U.S. Bank           14,043,704       14,043,704
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $14,043,704)                                                   14,043,704
                                                                 --------------
TOTAL INVESTMENTS 121.3%
   (Cost $73,253,805)                                            $   80,625,565
                                                                 --------------
LIABILITIES IN EXCESS OF OTHER ASSETS - (21.3)%                  $  (14,179,512)
                                                                 --------------
NET ASSETS - 100.0%                                              $   66,446,053

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at June 30, 2007.


--------------------------------------------------------------------------------

STRENGTHENING DOLLAR 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          June 30, 2007
--------------------------------------------------------------------------------

                                                          FACE           MARKET
                                                        AMOUNT            VALUE
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 98.4%
Collateralized by U.S. Treasury Obligations
Mizuho Financial Group, Inc.
   issued 06/29/07 at 4.50% due
   07/02/07                                          8,123,255   $    8,123,255
Credit Suisse Group issued
   06/29/07 at 4.45% due
   07/02/07+                                        10,914,575       10,914,575
Morgan Stanley issued
   06/29/07 at 4.25% due
   07/02/07                                            538,383          538,383
Lehman Brothers Holdings, Inc.
   issued 06/29/07 at 4.15% due
   07/02/07                                          8,232,923        8,232,923
Morgan Stanley issued 06/29/07
   at 4.14% due 07/02/07                             1,298,454        1,298,454
                                                                 --------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $29,107,590)                                                29,107,590
                                                                 --------------
TOTAL INVESTMENTS 98.4%
   (Cost $29,107,590)                                            $   29,107,590
                                                                 --------------
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.6%                     $      470,268
                                                                 --------------
NET ASSETS - 100.0%                                              $   29,577,858

-------------------------------------------------------------------------------
                                                                     UNREALIZED
                                                     CONTRACTS             LOSS
-------------------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
September 2007 U.S. Dollar Index Futures
   Contracts
   (Aggregate Market Value of Contracts
      $1,633,800)                                           20   $      (23,303)
                                                                 --------------

                                                         UNITS
                                                  ------------
CURRENCY INDEX SWAP AGREEMENT
August 2007 U.S. Dollar Index Swap, Terminating
   08/23/07*
   (Notional Market Value $57,445,200)                 702,740   $     (150,804)
                                                                 --------------

*     Price Return based on U.S. Dollar Index +/- financing at a variable rate.

+ All or a portion of this security is pledged as equity index swap collateral at June 30, 2007.


--------------------------------------------------------------------------------

WEAKENING DOLLAR 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          June 30, 2007
--------------------------------------------------------------------------------

                                                          FACE           MARKET
                                                        AMOUNT            VALUE
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 100.0%
Collateralized by U.S. Treasury Obligations
Mizuho Financial Group, Inc.
   issued 06/29/07 at 4.50% due 07/02/07            37,150,062   $   37,150,062
Credit Suisse Group issued
   06/29/07 at 4.45% due 07/02/07+                  52,321,071       52,321,071
Morgan Stanley issued
   06/29/07 at 4.25% due 07/02/07                    2,462,187        2,462,187
Lehman Brothers Holdings, Inc.
   issued 06/29/07 at 4.15% due 07/02/07            37,651,609       37,651,609
Morgan Stanley issued
   06/29/07 at 4.14% due 07/02/07                    5,938,217        5,938,217
                                                                 --------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $135,523,146)                                              135,523,146
                                                                 --------------
TOTAL INVESTMENTS 100.0%
   (Cost $135,523,146)                                           $  135,523,146
                                                                 --------------
OTHER ASSETS IN EXCESS OF LIABILITIES - %                        $       21,803
                                                                 --------------
NET ASSETS - 100.0%                                              $  135,544,949

-------------------------------------------------------------------------------
                                                                     UNREALIZED
                                                         UNITS             GAIN
-------------------------------------------------------------------------------
CURRENCY INDEX SWAP AGREEMENT SOLD SHORT
August 2007 U.S. Dollar Index
Swap, Terminating 08/23/07*
   (Notional Market Value $272,207,189)              3,329,972   $      545,014
                                                                 --------------

*     Price Return based on U.S. Dollar Index +/- financing at a variable rate.

+ All or a portion of this security is pledged as equity index swap collateral at June 30, 2007.


--------------------------------------------------------------------------------

U.S. GOVERNMENT MONEY MARKET FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          June 30, 2007
--------------------------------------------------------------------------------
                                                          FACE           MARKET
                                                        AMOUNT            VALUE
-------------------------------------------------------------------------------
FEDERAL AGENCY DISCOUNT NOTES  97.6%
Fannie Mae*
   5.12% due 07/18/07                             $ 50,000,000   $   49,886,333
   5.12% due 07/25/07                               50,000,000       49,836,604
   5.10% due 08/27/07                               50,000,000       49,603,333
   5.14% due 08/08/07                               25,000,000       24,867,931
   5.12% due 08/15/07                               25,000,000       24,843,556
   5.13% due 09/12/07                               25,000,000       24,743,500
   5.14% due 09/12/07                               25,000,000       24,743,250
   5.08% due 09/21/07                               25,000,000       24,714,250
   5.05% due 10/31/07                               25,000,000       24,576,080
Farmer Mac*
   5.11% due 07/23/07                               50,000,000       49,850,958
   5.11% due 07/25/07                               50,000,000       49,836,764
   5.13% due 09/13/07                               45,000,000       44,531,887
   5.14% due 09/21/07                               15,000,000       14,826,694
Federal Farm Credit Bank*
   5.04% due 10/25/07                               50,000,000       49,195,000
   5.10% due 07/09/07                               25,000,000       24,975,208
   5.09% due 07/17/07                               25,000,000       24,946,979
Federal Home Loan Bank*
   5.20% due 07/02/07                               55,000,000       55,000,000
   5.25% due 11/01/07                               50,000,000       50,000,000
   5.13% due 09/19/07                               50,000,000       49,437,674
   5.26% due 11/08/07                               25,000,000       25,000,000
   5.10% due 07/18/07                               25,000,000       24,943,333
   5.14% due 08/10/07                               25,000,000       24,860,792
Freddie Mac*
   5.11% due 07/16/07+                              50,000,000       49,900,639
   5.12% due 08/13/07                               50,000,000       49,701,333
   5.12% due 08/20/07+                              50,000,000       49,651,556
   5.15% due 09/07/07                               50,000,000       49,521,229
   5.05% due 11/05/07                               50,000,000       49,116,250
   5.02% due 11/30/07                               50,000,000       48,947,194
   5.11% due 07/30/07                               25,000,000       24,900,639
   5.13% due 09/10/07                               25,000,000       24,750,625
   5.08% due 09/28/07                               25,000,000       24,689,861
   5.04% due 10/29/07                               25,000,000       24,583,500
   5.11% due 12/10/07                               25,000,000       24,428,674
                                                                 --------------

TOTAL FEDERAL AGENCY DISCOUNT NOTES
   (Cost $1,205,411,626)                                          1,205,411,626
                                                                 --------------

                                                          FACE           MARKET
                                                        AMOUNT            VALUE
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 6.5%
Collateralized by U.S. Treasury
Obligations
   Lehman Brothers Holdings, Inc. issued
   06/29/07 at 4.15% due 07/02/07                 $ 79,622,188   $   79,622,188
                                                                 --------------

TOTAL REPURCHASE AGREEMENTS
   (Cost $79,622,188)                                                79,622,188
                                                                 --------------

SECURITIES LENDING COLLATERAL 8.2%
Investment in Securities Lending Short Term
   Investment Portfolio held by U.S. Bank          101,375,000      101,375,000
                                                                 --------------

TOTAL SECURITIES LENDING COLLATERAL
   (Cost $101,375,000)                                              101,375,000
                                                                 --------------

TOTAL INVESTMENTS 112.3%
   (Cost $1,386,408,814)                                         $1,386,408,814
                                                                 --------------
LIABILITIES IN EXCESS OF OTHER ASSETS - (12.3)%                  $ (151,879,955)
                                                                 --------------
NET ASSETS - 100.0%                                              $1,234,528,859

* The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

+     All or a portion of this security is on loan at June 30, 2007.


--------------------------------------------------------------------------------

BANKING FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          June 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 100.8%

   HSBC Holdings PLC+                                    6,780   $      622,201
   Bank of America Corp.                                12,381          605,307
   J.P. Morgan Chase & Co.                              12,351          598,406
   UBS AG, Inc.                                          9,146          548,851
   Wells Fargo & Co.                                    15,210          534,936
   Wachovia Corp.+                                       9,056          464,120
   Barclays  PLC+                                        8,244          459,933
   Credit Suisse Group                                   6,321          448,538
   Fannie Mae                                            6,496          424,384
   U.S. Bancorp+                                        10,864          357,969
   Freddie Mac                                           5,244          318,311
   Washington Mutual, Inc.+                              7,187          306,454
   SunTrust Banks, Inc.+                                 3,184          272,996
   Countrywide Financial Corp.+                          6,435          233,912
   Regions Financial Corp.                               7,009          231,998
   Fifth Third Bancorp+                                  5,822          231,541
   BB&T Corp.+                                           5,599          227,767
   PNC Financial Services Group, Inc.                    3,113          222,829
   National City Corp.+                                  6,451          214,947
   Marshall & Ilsley Corp.+                              3,627          172,754
   KeyCorp+                                              4,996          171,513
   M&T Bank Corp.                                        1,497          160,029
   Synovus Financial Corp.+                              4,891          150,154
   Compass Bancshares, Inc.+                             2,167          149,480
   Comerica, Inc.+                                       2,507          149,091
   Sovereign Bancorp, Inc.                               6,641          140,391
   UnionBanCal Corp.                                     2,277          135,937
   Commerce Bancorp, Inc.+                               3,663          135,494
   Zions Bancorporation                                  1,751          134,669
   Hudson City Bancorp, Inc.+                            9,867          120,575
   Huntington Bancshares, Inc.+                          5,064          115,155
   New York Community Bancorp, Inc.+                     6,373          108,468
   First Horizon National Corp.+                         2,682          104,598
   MGIC Investment Corp.+                                1,824          103,713
   People's United Financial, Inc.+                      5,782          102,515
   Popular, Inc.+                                        6,313          101,450
   Radian Group, Inc.                                    1,854          100,116
   Associated Banc-Corp.                                 2,989           97,740
   Colonial BancGroup, Inc.                              3,825           95,510
   TCF Financial Corp.                                   3,428           95,298
   PMI Group, Inc.+                                      2,132           95,236
   City National Corp.                                   1,247           94,884
   Sky Financial Group, Inc.                             3,227           89,904
   Cullen/Frost Bankers, Inc.+                           1,647           88,065
   Commerce Bancshares, Inc.                             1,860           84,258
   Wilmington Trust Corp.                                1,938           80,446

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
   Bank of Hawaii Corp.                                  1,492   $       77,047
   East-West Bancorp, Inc.+                              1,981           77,021
   Valley National Bancorp                               3,424           77,006
   Fulton Financial Corp.                                5,306           76,512
   MAF Bancorp, Inc.+                                    1,376           74,662
   Astoria Financial Corp.+                              2,951           73,893
   Washington Federal, Inc.+                             2,988           72,638
   Webster Financial Corp.                               1,659           70,790
   SVB Financial Group*                                  1,282           68,087
   Whitney Holding Corp.                                 2,258           67,966
   IndyMac Bancorp, Inc.+                                2,322           67,733
   Downey Financial Corp.+                               1,008           66,508
   Chittenden Corp.+                                     1,880           65,706
   UCBH Holdings, Inc.+                                  3,553           64,913
   First Midwest Bancorp, Inc.+                          1,798           63,847
   Cathay General Bancorp+                               1,895           63,558
   First Community Bancorp                               1,100           62,931
   FirstMerit Corp.+                                     2,991           62,602
   First Republic Bank                                   1,163           62,407
   South Financial Group, Inc.+                          2,662           60,268
   UMB Financial Corp.                                   1,630           60,098
   NewAlliance Bancshares, Inc.+                         4,048           59,587
   Greater Bay Bancorp                                   2,107           58,659
   Investors Bancorp, Inc.*+                             4,310           57,883
   Trustmark Corp.                                       2,230           57,668
   First Niagara Financial Group, Inc.+                  4,377           57,339
   Sterling Financial Corp.+                             1,969           56,983
   Prosperity Bancshares, Inc.                           1,716           56,216
   Westamerica Bancorporation+                           1,221           54,017
   Umpqua Holding Corp.                                  2,269           53,344
   MB Financial Corp.+                                   1,520           52,805
   United Bankshares, Inc.                               1,657           52,693
   Citizens Banking Corp.+                               2,846           52,082
   Alabama National Bancorporation+                        820           50,709
   Pacific Capital Bancorp                               1,860           50,183
   Hancock Holding Co.                                   1,330           49,941
   Old National Bancorp+                                 2,940           48,833
   Glacier Bancorp, Inc.                                 2,275           46,296
   United Community Banks, Inc.+                         1,760           45,566
                                                                 --------------

TOTAL COMMON STOCKS
   (Cost $11,576,522)                                                12,899,840
                                                                 --------------


--------------------------------------------------------------------------------

BANKING FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          June 30, 2007
--------------------------------------------------------------------------------

                                                          FACE           MARKET
                                                        AMOUNT            VALUE
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 0.4%
Collateralized by U.S. Treasury
   Obligations

Lehman Brothers Holdings, Inc.
   issued 06/29/07 at 4.15% due
   07/02/07                                             51,325   $       51,325
                                                                 --------------

TOTAL REPURCHASE AGREEMENTS
   (Cost $51,325)                                                        51,325
                                                                 --------------

SECURITIES LENDING COLLATERAL 24.7%
Investment in Securities Lending Short Term
   Investment Portfolio held by U.S. Bank            3,156,779        3,156,779
                                                                 --------------

TOTAL SECURITIES LENDING COLLATERAL
(Cost $3,156,779)                                                     3,156,779
                                                                 ==============

TOTAL INVESTMENTS 125.9%
   (Cost $14,784,626)                                            $   16,107,944
                                                                 --------------
LIABILITIES IN EXCESS OF OTHER ASSETS - (25.9)%                  $   (3,311,536)
                                                                 --------------
NET ASSETS - 100.0%                                              $   12,796,408

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at June 30, 2007


--------------------------------------------------------------------------------

BASIC MATERIALS FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          June 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 99.4%

Rio Tinto  PLC -- SP ADR+                               21,100   $    6,459,132
Arcelor Mittal+                                        100,400        6,264,960
E.I. du Pont de Nemours and Co.+                        86,943        4,420,182
Alcan, Inc.                                             53,300        4,333,290
Monsanto Co.                                            63,258        4,272,445
Alcoa, Inc.                                            101,779        4,125,103
Dow Chemical Co.                                        91,958        4,066,383
Southern Copper Corp.+                                  40,745        3,840,624
Potash Corp. of  Saskatchewan                           48,900        3,812,733
Freeport-McMoRan Copper &
   Gold, Inc. -- Class B                                45,164        3,740,482
Cemex SA de CV -- SP ADR*                               98,709        3,642,371
Praxair, Inc.+                                          45,425        3,270,146
Barrick Gold Corp.                                     110,600        3,215,142
The Mosaic Co.*+                                        81,591        3,183,681
Weyerhaeuser Co.+                                       35,771        2,823,405
International Paper Co.+                                70,860        2,767,083
Air Products & Chemicals, Inc.                          34,348        2,760,549
Goldcorp, Inc.+                                        108,800        2,577,472
Nucor Corp.+                                            43,250        2,536,612
Newmont Mining Corp.+                                   63,933        2,497,223
United States Steel Corp.+                              21,951        2,387,171
PPG Industries, Inc.                                    30,732        2,339,012
Rohm & Haas Co.+                                        41,338        2,260,362
Lyondell Chemical Co.+                                  58,389        2,167,400
Vulcan Materials Co.+                                   18,129        2,076,496
Ecolab, Inc.+                                           48,370        2,065,399
Allegheny Technologies, Inc.                            19,587        2,054,285
IPSCO, Inc.                                             12,000        1,906,560
AngloGold Ashanti Ltd. -- SP ADR                        50,100        1,894,782
Martin Marietta Materials, Inc.                         11,635        1,885,103
Gold Fields Ltd. -- SP ADR+                            119,300        1,873,010
Celanese Corp.                                          45,819        1,776,861
MeadWestvaco Corp.+                                     49,073        1,733,258
Owens-Illinois, Inc.*                                   49,225        1,722,875
Huntsman Corp.                                          68,527        1,665,891
Agrium, Inc.                                            37,500        1,640,625
Temple-Inland, Inc.                                     26,660        1,640,390
AK Steel Holding Corp.*                                 43,800        1,636,806
Ball Corp.+                                             30,180        1,604,671
Domtar Corp.*                                          138,200        1,542,312
Harmony Gold Mining Co. Ltd. -- SP ADR*                107,700        1,536,879
Sigma-Aldrich Corp.                                     35,738        1,524,940
Kinross Gold Corp.*                                    130,300        1,521,904
Lubrizol Corp.                                          23,304        1,504,273
Eastman Chemical Co.+                                   23,082        1,484,865

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
CF Industries Holdings, Inc.                            24,100   $    1,443,349
International Flavors & Fragrances, Inc.                27,625        1,440,367
Reliance Steel & Aluminum Co.                           25,210        1,418,315
Sealed Air Corp.+                                       45,434        1,409,363
Sonoco Products Co.                                     32,748        1,401,942
Titanium Metals Corp.*+                                 42,642        1,360,280
Agnico-Eagle Mines Ltd.                                 37,200        1,357,800
Nalco Holding Co.                                       49,415        1,356,442
Florida Rock Industries, Inc.+                          19,871        1,341,292
Commercial Metals Co.                                   39,022        1,317,773
Airgas, Inc.                                            27,436        1,314,184
Crown Holdings, Inc.*                                   51,916        1,296,343
Chaparral Steel Co.                                     17,878        1,284,892
FMC Corp.+                                              14,316        1,279,707
Pactiv Corp.*+                                          39,930        1,273,368
Smurfit-Stone Container Corp.*                          95,667        1,273,328
Steel Dynamics, Inc.+                                   30,160        1,264,006
Ashland, Inc.                                           19,559        1,250,798
Cleveland-Cliffs, Inc.+                                 16,031        1,245,128
Carpenter Technology Corp.                               9,265        1,207,322
Bemis Co.                                               35,619        1,181,838
Cytec Industries, Inc.                                  18,513        1,180,574
Albemarle Corp.                                         30,556        1,177,323
Terra Industries, Inc.*+                                46,300        1,176,946
Cabot Corp.                                             23,383        1,114,901
Meridian Gold, Inc.*                                    40,000        1,103,200
Valspar Corp.                                           38,570        1,095,774
Yamana Gold, Inc.+                                      98,300        1,093,096
Scotts Miracle-Gro Co. -- Class A+                      24,945        1,071,138
RPM International, Inc.+                                45,754        1,057,375
Packaging Corporation of America                        41,691        1,055,199
Chemtura Corp.                                          94,483        1,049,706
AptarGroup, Inc.                                        28,880        1,026,973
Eagle Materials, Inc.                                   20,830        1,021,711
Hercules, Inc.*+                                        49,007          962,988
Texas Industries, Inc.+                                 11,990          940,136
Silver Standard Resources, Inc.*+                       26,800          921,116
Quanex Corp.+                                           18,764          913,807
H.B. Fuller Co.+                                        29,996          896,580
Worthington Industries, Inc.                            40,896          885,398
Westlake Chemical Corp.+                                31,192          877,119
Louisiana-Pacific Corp.+                                45,805          866,631
Pan American Silver Corp.*                              32,300          850,459
W.R. Grace & Co.*+                                      32,500          795,925
RTI International Metals, Inc.*+                        10,086          760,182


--------------------------------------------------------------------------------

BASIC MATERIALS FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          June 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
Randgold Resources Ltd. -- SP ADR                       34,100   $      756,679
                                                                 --------------
TOTAL COMMON STOCKS
   (Cost $145,931,472)                                              172,423,921
                                                                 --------------

                                                          FACE
                                                        AMOUNT
-------------------------------------------------------------------------------
REPURCHASE AGREEMENT 0.8%
Collateralized by U.S. Treasury Obligations

Lehman Brothers Holdings, Inc. issued 06/29/07
   at 4.15% due 07/02/07                             1,399,226        1,399,226
                                                                 --------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $1,399,226)                                                  1,399,226
                                                                 --------------
SECURITIES LENDING COLLATERAL 25.0%
Investment in Securities Lending Short Term
   Investment Portfolio held by U.S. Bank           43,417,026       43,417,026
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $43,417,026)                                                43,417,026
                                                                 ==============
TOTAL INVESTMENTS 125.2%
   (Cost $190,747,724)                                           $  217,240,173
                                                                 --------------
LIABILITIES IN EXCESS OF OTHER ASSETS - (25.2)%                  $  (43,757,781)
                                                                 --------------
NET ASSETS - 100.0%                                              $  173,482,392

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at June 30, 2007

      ADR - American Depository Receipt


--------------------------------------------------------------------------------

BIOTECHNOLOGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          June 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 99.5%

Genentech, Inc.*                                        88,864   $    6,723,450
Amgen, Inc.*+                                          113,353        6,267,287
Gilead Sciences, Inc.*                                 122,220        4,738,469
Celgene Corp.*+                                         66,111        3,790,144
Biogen Idec, Inc.*                                      68,939        3,688,236
Genzyme Corp.*+                                         51,956        3,345,966
Cephalon, Inc.*+                                        23,839        1,916,417
Amylin Pharmaceuticals, Inc.*+                          46,464        1,912,458
Vertex Pharmaceuticals, Inc.*+                          52,683        1,504,626
Millennium Pharmaceuticals, Inc.*+                     131,668        1,391,731
PDL BioPharma, Inc.*+                                   57,135        1,331,246
ImClone Systems, Inc.*                                  35,919        1,270,096
OSI Pharmaceuticals, Inc.*+                             32,754        1,186,022
Digene Corp.*                                           18,670        1,121,134
Medarex, Inc.*+                                         76,844        1,098,101
BioMarin Pharmaceuticals, Inc.*+                        58,350        1,046,799
Myriad Genetics, Inc.*+                                 27,730        1,031,279
Alexion Pharmaceuticals, Inc.*+                         22,516        1,014,571
United Therapeutics Corp.*+                             15,635          996,888
Alkermes, Inc.*                                         63,372          925,231
Onyx Pharmaceuticals, Inc.*+                            34,000          914,600
CV Therapeutics, Inc.*+                                 68,143          900,169
LifeCell Corp.*+                                        28,900          882,606
Martek Biosciences Corp.*+                              31,000          805,070
Pharmion Corp.*                                         27,462          795,025
Human Genome Sciences, Inc.*+                           88,235          787,056
Cubist Pharmaceuticals, Inc.*+                          39,220          773,026
Regeneron Pharmaceuticals, Inc.*+                       42,460          760,883
InterMune, Inc.*+                                       29,254          758,849
Zymogenetics, Inc.*+                                    51,763          756,257
Tanox, Inc.*+                                           38,765          752,429
Applera Corp. - Celera Group*+                          58,344          723,466
Isis Pharmaceuticals, Inc.*+                            74,057          716,872
Angiotech Pharmaceuticals, Inc.*+                       97,754          695,031
MannKind Corp.*+                                        56,242          693,464
Savient Pharmaceuticals, Inc.*+                         52,123          647,368
Arena Pharmaceuticals, Inc.*+                           58,749          645,652
Seattle Genetics, Inc.*+                                65,420          641,770
QLT, Inc.*+                                             76,889          568,979
Progenics Pharmaceuticals, Inc.*+                       26,176          564,616
Geron Corp.*+                                           80,100          563,904

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
Alnylam Pharmaceuticals, Inc.*+                         35,800   $      543,802
Ligand Pharmaceuticals, Inc. -- Class B                 78,500          540,080
Incyte Corp.*+                                          88,587          531,522
Omrix Biopharmaceuticals, Inc.*+                        16,440          517,202
Array Biopharma, Inc.*+                                 43,959          513,002
Neurocrine Biosciences, Inc.*+                          43,200          485,136
Dendreon Corp.*+                                        62,600          443,208
Momenta Pharmaceuticals, Inc.*+                         41,500          418,320
Osiris Therapeutics, Inc.*+                             30,020          405,570
                                                                 --------------
TOTAL COMMON STOCKS
(Cost $36,094,911)                                                   66,045,085
                                                                 --------------

-------------------------------------------------------------------------------
                                                          FACE
                                                        AMOUNT
-------------------------------------------------------------------------------
SECURITIES LENDING COLLATERAL 43.1%
Investment in Securities Lending Short Term
   Investment Portfolio held by U.S. Bank           28,608,135       28,608,135
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $28,608,135)                                                   28,608,135
                                                                 ==============
TOTAL INVESTMENTS 142.6%
(Cost $64,703,046)                                               $   94,653,220
                                                                 --------------
LIABILITIES IN EXCESS OF OTHER ASSETS - (42.6)%                  $  (28,275,804)
                                                                 --------------
NET ASSETS - 100.0%                                              $   66,377,416

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at June 30, 2007.


--------------------------------------------------------------------------------

COMMODITIES STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          June 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
EXCHANGE TRADED FUNDS  14.1%
   IShares S&P GSCI Commodity Indexed Trust*           207,402   $    8,812,511
                                                                 --------------

TOTAL EXCHANGE TRADED FUNDS
   (Cost $8,762,894)                                                  8,812,511
                                                                 --------------

                                                          FACE
                                                        AMOUNT
-------------------------------------------------------------------------------
STRUCTURED NOTES 33.0%
Credit Suisse, S&P GSCI Index Total
   Return Linked Notes at 5.11% due
   01/31/08+                                      $  4,500,000        6,449,535
Credit Suisse, S&P GSCI Index Total
   Return Linked Notes at 5.12% due
   10/15/07+                                         5,476,449        6,374,943
Swedish Export Credit Corp., S&P GSCI
   Index Total Return Linked Notes
   at 5.09% due 01/18/08+                            3,500,000        4,780,825
Swedish Export Credit Corp., S&P GSCI
   Index Total Return Linked Notes
   at 5.06% due 04/21/08+                            3,000,000        2,960,220
                                                                 --------------

TOTAL STRUCTURED NOTES
   (Cost $16,476,449)                                                20,565,523
                                                                 --------------

REPURCHASE AGREEMENTS 56.2%
Collateralized by U. S. Treasury
   Obligations
   Lehman Brothers Holdings, Inc. issued
   06/29/07 at 4.15% due 07/02/07                   34,975,929       34,975,929
                                                                 --------------

TOTAL REPURCHASE AGREEMENTS
   (Cost $34,975,929)                                                34,975,929
                                                                 --------------

-------------------------------------------------------------------------------
                                                          FACE
                                                        AMOUNT
-------------------------------------------------------------------------------
SECURITIES LENDING COLLATERAL 3.1%
Investment in Securities Lending Short Term
   Investment Portfolio held by U.S. Bank            1,905,201   $    1,905,201
                                                                 --------------

TOTAL SECURITIES LENDING COLLATERAL
(Cost $1,905,201)                                                     1,905,201
                                                                 ==============

TOTAL INVESTMENTS 106.4%
   (Cost $62,212,575)                                            $   66,259,164
                                                                 --------------
LIABILITIES IN EXCESS OF OTHER ASSETS - (6.4)%                   $   (4,001,699)
                                                                 --------------
NET ASSETS - 100.0%                                              $   62,257,465

*     Non-Income Producing Security.

+ Commodity Linked Notes are leveraged, providing an exposure to the underlying benchmark of three times the face amount. The total exposure to the Goldman Sachs Commodity Index is $53,615,142 as of June 30, 2007.


--------------------------------------------------------------------------------

CONSUMER PRODUCTS
SCHEDULE OF INVESTMENTS (Unaudited)                          June 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 99.5%

Procter & Gamble Co.                                    61,505   $    3,763,491
Coca-Cola Co.                                           60,465        3,162,924
Altria Group, Inc.                                      42,569        2,985,790
PepsiCo, Inc.                                           44,192        2,865,851
Diageo PLC -- SP ADR                                    25,110        2,091,914
Anheuser-Busch Cos., Inc.                               33,830        1,764,573
Colgate-Palmolive Co.                                   24,174        1,567,684
Cadbury Schweppes PLC -- SP ADR                         27,860        1,512,798
Kimberly-Clark Corp.+                                   22,490        1,504,356
Kellogg Co.                                             24,229        1,254,820
General Mills, Inc.                                     21,190        1,237,920
Reynolds American, Inc.+                                18,958        1,236,062
Sysco Corp.                                             37,233        1,228,317
Kroger Co.                                              43,457        1,222,445
Archer-Daniels-Midland Co.+                             36,715        1,214,899
Kraft Foods, Inc.                                       33,227        1,171,252
Avon Products, Inc.                                     29,903        1,098,935
H.J. Heinz Co.                                          22,825        1,083,503
Campbell Soup Co.                                       27,540        1,068,827
ConAgra Foods, Inc.                                     39,231        1,053,745
Safeway, Inc.+                                          30,197        1,027,604
Coca-Cola Enterprises, Inc.+                            42,410        1,017,840
WM Wrigley Jr Co.+                                      18,125        1,002,494
Sara Lee Corp.                                          57,279          996,655
SUPERVALU, Inc.                                         20,126          932,236
Bunge, Ltd.                                             10,600          895,700
Clorox Co.                                              13,450          835,245
Loews Corp. - Carolina Group                            10,512          812,262
Hershey Co.+                                            15,456          782,383
Pepsi Bottling Group, Inc.                              23,168          780,298
UST, Inc.                                               14,466          776,969
Tyson Foods, Inc. -- Class A                            32,779          755,228
Energizer Holdings, Inc.*+                               7,155          712,638
Molson Coors Brewing Co. -- Class B+                     7,442          688,087
Constellation Brands, Inc. -- Class A*+                 27,487          667,384
Brown-Forman Corp. -- Class B+                           8,793          642,592
Estee Lauder Cos., Inc. -- Class A                      13,916          633,317
Whole Foods Market, Inc.+                               15,399          589,782
McCormick & Co., Inc.+                                  15,201          580,374
Hansen Natural Corp.*                                   13,459          578,468
J.M. Smucker Co.                                         9,068          577,269
Smithfield Foods, Inc.*                                 16,833          518,288
Church & Dwight Co., Inc.                               10,032          486,151
Bare Escentuals, Inc.*                                  13,754          469,699

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
Dean Foods Co.+                                         14,575   $      464,505
NBTY, Inc.*                                              9,851          425,563
                                                                 --------------
TOTAL COMMON STOCKS
(Cost $46,215,582)                                                   52,739,137
                                                                 --------------

                                                          FACE
                                                        AMOUNT
-------------------------------------------------------------------------------
REPURCHASE AGREEMENT 0.1%
Collateralized by U.S. Treasury
   Obligations

   Lehman Brothers Holdings, Inc. issued 06/29/07
      at 4.15% 07/02/07                                 33,954           33,954
                                                                 --------------
TOTAL REPURCHASE AGREEMENTS
(Cost $33,954)                                                           33,954
                                                                 --------------
SECURITIES LENDING COLLATERAL 13.0%
Investment in Securities Lending Short Term
   Investment Portfolio held by U.S. Bank            6,878,353        6,878,353
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $6,878,353)                                                     6,878,353
                                                                 ==============
TOTAL INVESTMENTS 112.6%
(Cost $53,127,889)                                               $   59,651,444
                                                                 --------------
LIABILITIES IN EXCESS OF OTHER ASSETS - (12.6)%                  $   (6,655,100)
                                                                 --------------
NET ASSETS - 100.0%                                              $   52,996,344

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at June 30, 2007.

      ADR - American Depository Receipt


--------------------------------------------------------------------------------

ELECTRONICS FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          June 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 99.5%

Intel Corp.                                             74,927   $    1,780,266
Texas Instruments, Inc.                                 29,819        1,122,089
Taiwan Semiconductor Manufacturing Co. Ltd. --
   SP ADR+                                              94,953        1,056,824
Applied Materials, Inc.+                                37,636          747,827
Nvidia Corp.*                                           15,249          629,936
STMicroelectronics N.V.+                                29,671          569,387
ASML Holding N.V.*                                      19,080          523,746
MEMC Electronic Materials, Inc.*                         8,294          506,929
Analog Devices, Inc.                                    13,402          504,451
Infineon Technologies AG -- SP ADR*+                    29,871          493,768
KLA-Tencor Corp.+                                        8,846          486,088
Broadcom Corp. -- Class A*+                             16,576          484,848
Linear Technology Corp.+                                13,262          479,819
Maxim Integrated Products, Inc.+                        14,235          475,591
Marvell Technology Group Ltd.*+                         25,430          463,080
National Semiconductor Corp.+                           15,662          442,765
Micron Technology, Inc.*+                               34,066          426,847
Xilinx, Inc.                                            15,479          414,373
Altera Corp.+                                           18,203          402,832
Advanced Micro Devices, Inc.*+                          27,960          399,828
Microchip Technology, Inc.+                             10,631          393,772
Lam Research Corp.*+                                     7,463          383,598
Intersil Corp. -- Class A                                9,748          306,672
Cypress Semiconductor Corp.*                            12,336          287,305
ON Semiconductor Corp.*                                 24,560          263,283
Varian Semiconductor Equipment Associates, Inc.*         6,553          262,513
Teradyne, Inc.*                                         14,602          256,703
Amkor Technology, Inc.*+                                16,282          256,442
Novellus Systems, Inc.*                                  8,543          242,365
Cree, Inc.*+                                             9,298          240,353
Atmel Corp.*                                            42,395          235,716
Integrated Device Technology, Inc.*                     15,378          234,822
Fairchild Semiconductor International, Inc.*            11,714          226,315
International Rectifier Corp.*+                          5,942          221,399
Silicon Laboratories, Inc.*+                             5,837          202,019
LSI Logic Corp.*                                        26,828          201,478
Atheros Communications, Inc.*+                           6,530          201,385
Microsemi Corp.*+                                        8,009          191,816

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
Tessera Technologies, Inc.*+                             4,710   $      190,991
PMC - Sierra, Inc.*+                                    23,733          183,456
Entegris, Inc.*                                         15,280          181,526
MKS Instruments, Inc.*+                                  6,452          178,720
Semtech Corp.*+                                          9,979          172,936
Rambus, Inc.*+                                           9,480          170,450
Formfactor, Inc.*+                                       4,450          170,435
Brooks Automation, Inc.*                                 9,052          164,294
Cymer, Inc.*+                                            4,082          164,096
Hittite Microwave Corp.*                                 3,760          160,665
Spansion, Inc.*                                         14,326          159,019
RF Micro Devices, Inc.*+                                23,987          149,679
Advanced Energy Industries,Inc.*                         6,292          142,577
ATMI, Inc.*                                              4,625          138,750
FEI Co.*+                                                4,224          137,111
Trident Microsystems, Inc.*+                             7,270          133,405
Sirf Technology Holdings, Inc.*+                         5,930          122,988
Applied Micro Circuits Corp.*                           37,880           94,700
                                                                 --------------
TOTAL COMMON STOCKS
(Cost $11,737,733)                                                   19,835,048
                                                                 --------------
REPURCHASE AGREEMENTS 0.5%
Collateralized by U. S.Treasury Obligations
Lehman Brothers Holdings, Inc.
   issued 06/29/07 at 4.15% due 07/02/07                98,240           98,240
                                                                 --------------
TOTAL REPURCHASE AGREEMENTS
(Cost $98,240)                                                           98,240
                                                                 --------------
SECURITIES LENDING COLLATERAL 29.8%
Investment in Securities Lending Short Term
   Investment Portfolio held by U.S. Bank            5,939,467        5,939,467
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $5,939,467)                                                     5,939,467
                                                                 ==============
TOTAL INVESTMENTS 129.8%
(Cost $17,775,440)                                               $   25,872,755
                                                                 --------------
LIABILITIES IN EXCESS OF OTHER ASSETS - (29.8)%                  $   (5,943,789)
                                                                 --------------
NET ASSETS - 100.0%                                              $   19,928,966

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at June 30, 2007.

      ADR - American Depository Receipt.

ENERGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          June 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 99.3%

Exxon Mobil Corp.                                      105,141   $    8,819,227
BP PLC -- SP ADR                                        85,481        6,166,599
Chevron Corp.                                           65,482        5,516,204
Royal Dutch Shell  PLC -- SP ADR                        63,920        5,190,304
ConocoPhillips                                          59,453        4,667,060
Schlumberger Ltd.+                                      50,025        4,249,123
Occidental Petroleum Corp.+                             50,970        2,950,144
Valero Energy Corp.                                     36,962        2,730,013
Marathon Oil Corp.                                      45,236        2,712,351
Canadian Natural Resources Ltd.                         37,900        2,514,665
Transocean, Inc.*+                                      22,750        2,411,045
Devon Energy Corp.                                      30,697        2,403,268
Halliburton Co.                                         67,984        2,345,448
Baker Hughes, Inc.                                      26,657        2,242,653
Apache Corp.                                            26,225        2,139,698
Tenaris SA -- SP ADR+                                   43,500        2,129,760
Anadarko Petroleum Corp.                                39,991        2,079,132
National-Oilwell Varco, Inc.*+                          18,184        1,895,500
XTO Energy, Inc.                                        31,415        1,888,041
Weatherford International Ltd.*                         33,165        1,832,035
Talisman Energy, Inc.                                   93,700        1,811,221
Cameco Corp.+                                           35,600        1,806,344
Williams Cos., Inc.                                     55,559        1,756,776
Hess Corp.                                              28,962        1,707,600
GlobalSantaFe Corp.                                     23,400        1,690,650
EOG Resources, Inc.+                                    22,465        1,641,293
Chesapeake Energy Corp.+                                46,823        1,620,076
Diamond Offshore Drilling, Inc.+                        15,941        1,618,968
Nexen, Inc.                                             50,250        1,555,238
Noble Corp.                                             15,932        1,553,689
Spectra Energy Corp.                                    59,360        1,540,986
Peabody Energy Corp.+                                   31,120        1,505,586
Smith International, Inc.+                              24,764        1,452,161
El Paso Corp.                                           84,276        1,452,075
Murphy Oil Corp.                                        22,789        1,354,578
Noble Energy, Inc.                                      20,616        1,286,232
Sunoco, Inc.+                                           16,016        1,276,155
Nabors Industries Ltd.*+                                37,138        1,239,666
ENSCO International, Inc.+                              20,218        1,233,500
Consol Energy, Inc.                                     26,152        1,205,869
Cameron International Corp.*+                           16,346        1,168,249
Tesoro Corp.                                            19,976        1,141,628
Ultra Petroleum Corp.*                                  20,600        1,137,944

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------

BJ Services Co.+                                        39,329   $    1,118,517
Southwestern Energy Co.*                                24,592        1,094,344
Pride International, Inc.*+                             28,372        1,062,815
Grant Prideco, Inc.*+                                   19,455        1,047,263
Pioneer Natural Resources Co.+                          20,621        1,004,449
Frontier Oil Corp.+                                     22,336          977,647
Newfield Exploration Co.*+                              21,396          974,588
FMC Technologies, Inc.*                                 11,952          946,837
Range Resources Corp.                                   24,769          926,608
Western Refining, Inc.                                  16,000          924,800
Rowan Cos., Inc.+                                       22,354          916,067
Denbury Resources, Inc.*                                24,384          914,400
Arch Coal, Inc.                                         26,160          910,368
Holly Corp.                                             11,800          875,442
Tidewater, Inc.+                                        12,096          857,364
Patterson-UTI Energy, Inc.+                             32,010          838,982
Dresser-Rand Group, Inc.*                               20,332          803,114
Helmerich & Payne, Inc.+                                22,404          793,550
Overseas Shipholding Group, Inc.                         9,685          788,359
Helix Energy Solutions Group, Inc.*+                    19,057          760,565
Cabot Oil & Gas Corp.                                   20,580          758,990
Quicksilver Resources, Inc.*+                           16,940          755,185
Superior Energy Services*                               18,653          744,628
Plains Exploration & Production Co.*                    15,444          738,378
Unit Corp.*                                             11,640          732,272
Oceaneering International, Inc.*                        13,862          729,696
Cimarex Energy Co.                                      18,142          714,976
Todco -- Class A*                                       14,592          688,888
Pogo Producing Co.+                                     13,404          680,789
Hanover Compressor Co.*+                                26,262          626,349
St. Mary Land & Exploration Co.                         15,816          579,182
SEACOR Holdings, Inc.*+                                  6,100          569,496
                                                                 --------------

TOTAL COMMON STOCKS
(Cost $73,461,981)                                                  127,493,662
                                                                 --------------


--------------------------------------------------------------------------------

ENERGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          June 30, 2007
--------------------------------------------------------------------------------

                                                          FACE           MARKET
                                                        AMOUNT            VALUE
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 0.6%
Collaterized by U.S. Treasury Obligations
   Lehman Brothers Holdings, Inc.
   issued 06/29/07 at 4.15%
   due 07/02/07                                        772,275   $      772,275
                                                                 --------------

TOTAL REPURCHASE AGREEMENTS
(Cost $772,275)                                                         772,275
                                                                 --------------

SECURITIES LENDING COLLATERAL 17.7%
Investment in Securities Lending Short Term
   Investment Portfolio held by U.S. Bank           22,657,164       22,657,164
                                                                 --------------

TOTAL SECURITIES LENDING COLLATERAL
(Cost $22,657,164)                                                   22,657,164
                                                                 --------------

TOTAL INVESTMENTS 117.6%
(Cost $96,891,420)                                               $  150,923,101
                                                                 --------------
LIABILITIES IN EXCESS OF OTHER ASSETS - (17.6)%                  $  (22,584,266)
                                                                 --------------
NET ASSETS - 100.0%                                              $  128,338,835

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at June 30, 2007.

      ADR - American Depository Receipt


--------------------------------------------------------------------------------

ENERGY SERVICES FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          June 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 99.8%

Schlumberger Ltd.                                      291,332   $   24,745,740
Transocean, Inc.*+                                     132,457       14,037,793
Halliburton Co.                                        395,846       13,656,687
Baker Hughes, Inc.                                     155,234       13,059,836
Tenaris SA -- SP ADR                                   253,000       12,386,880
National-Oilwell Varco, Inc.*+                         106,025       11,052,046
Weatherford International Ltd.*+                       193,223       10,673,639
GlobalSantaFe Corp.                                    136,300        9,847,675
Diamond Offshore Drilling, Inc.+                        92,273        9,371,246
Noble Corp.                                             92,208        8,992,124
Smith International, Inc.+                             143,949        8,441,169
Nabors Industries Ltd.*+                               216,110        7,213,752
ENSCO International, Inc.+                             117,114        7,145,125
Cameron International Corp.*+                           94,495        6,753,558
BJ Services Co.+                                       228,717        6,504,711
Pride International, Inc.*+                            165,386        6,195,360
Grant Prideco, Inc.*+                                  112,991        6,082,306
FMC Technologies, Inc.*                                 69,434        5,500,561
Rowan Cos., Inc.+                                      130,137        5,333,014
Tidewater, Inc.+                                        69,927        4,956,426
Patterson-UTI Energy, Inc.+                            186,301        4,882,949
Global Industries Ltd.*                                177,892        4,771,063
Dresser-Rand Group, Inc.*                              118,149        4,666,886
Helmerich & Payne, Inc.+                               130,128        4,609,134
Superior Energy Services, Inc.*                        107,921        4,308,206
Unit Corp.*                                             67,525        4,247,998
Oceaneering International, Inc.*                        80,280        4,225,939
Todco -- Class A*                                       84,418        3,985,374
Hanover Compressor Co.*+                               153,003        3,649,122
Oil States International, Inc.*+                        87,400        3,613,116
Atwood Oceanics, Inc.*+                                 51,339        3,522,882
W-H Energy Services, Inc.*+                             56,800        3,516,488
Universal Compression Holdings, Inc.*                   47,100        3,413,337
Tetra Technologies, Inc.*+                             120,891        3,409,126
SEACOR Holdings, Inc.*+                                 35,227        3,288,793
Dril-Quip, Inc.*                                        68,111        3,061,589
RPC, Inc.+                                             170,941        2,912,835
                                                                 --------------
TOTAL COMMON STOCKS
(Cost $173,765,284)                                                 258,034,485
                                                                 --------------

                                                          FACE           MARKET
                                                        AMOUNT            VALUE
-------------------------------------------------------------------------------
REPURCHASE AGREEMENT 0.6%
Collateralized by U.S. Treasury Obligations

Lehman Brothers Holdings, Inc.
   issued 06/29/07 at 4.15% due 07/02/07             1,611,151   $    1,611,151
                                                                 --------------
TOTAL REPURCHASE AGREEMENTS
(Cost $1,611,151)                                                     1,611,151
                                                                 --------------
SECURITIES LENDING COLLATERAL 22.5%
Investment in Securities Lending Short Term
   Investment Portfolio held by U.S. Bank           58,024,862       58,024,862
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $58,024,862)                                                   58,024,862
                                                                 ==============
TOTAL INVESTMENTS 122.9%
(Cost $233,401,297)                                              $  317,670,498
                                                                 --------------
LIABILITIES IN EXCESS OF OTHER ASSETS - (22.9)%                  $  (59,207,754)
                                                                 --------------
NET ASSETS - 100.0%                                              $  258,462,744

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at June 30, 2007.

      ADR - American Depository Receipt.


--------------------------------------------------------------------------------

FINANCIAL SERVICES FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          June 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                        SHARES $          VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 100.2%

J.P. Morgan Chase & Co.                                 11,481   $      556,254
Citigroup, Inc.                                         10,715          549,572
Bank of America Corp.                                   10,959          535,786
HSBC Holdings PLC -- SP ADR+                             5,540          508,406
UBS AG, Inc.                                             8,210          492,682
American International Group, Inc.                       6,648          465,559
Wells Fargo & Co.                                       12,186          428,582
Wachovia Corp.+                                          8,288          424,760
Credit Suisse Group                                      5,824          413,271
Merrill Lynch & Co., Inc.                                4,733          395,584
Goldman Sachs Group, Inc.                                1,783          386,465
Morgan Stanley                                           4,321          362,445
U.S. Bancorp+                                           10,328          340,308
MetLife, Inc.+                                           5,184          334,264
Freddie Mac                                              5,156          312,969
Allstate Corp.                                           4,919          302,568
Barclays PLC+                                            5,382          300,262
American Express Co.                                     4,524          276,778
Fannie Mae                                               4,163          271,969
Prudential Financial, Inc.                               2,684          260,965
Regions Financial Corp.                                  7,342          243,020
Countrywide Financial Corp.+                             6,680          242,818
BB&T Corp.+                                              5,928          241,151
Washington Mutual, Inc.+                                 5,606          239,040
Lincoln National Corp.+                                  3,330          236,263
National City Corp.+                                     6,939          231,207
Moody's Corp.                                            3,568          221,930
Simon Property Group, Inc.+                              2,364          219,947
Travelers Cos, Inc.                                      3,996          213,786
Principal Financial Group, Inc.                          3,634          211,826
Aon Corp.                                                4,920          209,641
ProLogis                                                 3,500          199,150
Marshall & Ilsley Corp.+                                 4,169          198,569
Hartford Financial Services Group, Inc.+                 2,004          197,414
CIT Group, Inc.                                          3,455          189,438
Boston Properties, Inc.+                                 1,842          188,123
Host Hotels & Resorts, Inc.                              8,124          187,827
Lehman Brothers Holdings, Inc.+                          2,520          187,790
Vornado Realty Trust+                                    1,689          185,520
M&T Bank Corp.                                           1,729          184,830
AFLAC, Inc.                                              3,594          184,732
Public Storage, Inc.+                                    2,378          182,678
E*Trade Financial Corp.*                                 8,195          181,028
NYSE Euronext                                            2,409          177,351

                                                                         MARKET
                                                        SHARES $          VALUE
-------------------------------------------------------------------------------
UnumProvident Corp.+                                     6,758   $      176,451
Ambac Financial Group, Inc.+                             2,020          176,124
Synovus Financial Corp.                                  5,725          175,757
Commerce Bancorp, Inc.+                                  4,740          175,333
Chubb Corp.                                              3,212          173,898
Assurant, Inc.                                           2,910          171,457
Sovereign Bancorp, Inc.                                  8,090          171,023
Franklin Resources, Inc.+                                1,278          169,297
MBIA, Inc.+                                              2,699          167,932
Cincinnati Financial Corp.                               3,863          167,654
KIMCO Realty Corp.+                                      4,377          166,632
SL Green Realty Corp.+                                   1,293          160,190
Capital One Financial Corp.+                             2,036          159,704
SLM Corp.                                                2,736          157,539
General Growth Properties, Inc.+                         2,948          156,097
SAFECO Corp.+                                            2,507          156,086
Developers Diversified Realty Corp.                      2,927          154,282
SunTrust Banks, Inc.                                     1,789          153,389
Huntington Bancshares, Inc.+                             6,735          153,154
Bank of New York Co., Inc.*                              3,680          152,499
Loews Corp.                                              2,969          151,360
Fidelity National Financial, Inc. -- Class A+            6,339          150,234
Macerich Co.+                                            1,790          147,532
Affiliated Managers Group, Inc.*+                        1,140          146,786
Health Care Property Investors, Inc.+                    5,069          146,646
AMB Property Corp.                                       2,755          146,621
First American Corp.+                                    2,940          145,530
Charles Schwab Corp.                                     7,084          145,364
Legg Mason, Inc.                                         1,471          144,717
Apartment Investment & Management Co. -- Class A+        2,861          144,252
American Capital Strategies, Ltd.+                       3,359          142,825
MGIC Investment Corp.+                                   2,505          142,434
Torchmark Corp.                                          2,120          142,040
Regency Centers Corp.+                                   2,012          141,846
Forest City Enterprises, Inc. -- Class A                 2,290          140,789
Popular, Inc.+                                           8,679          139,472
Radian Group, Inc.                                       2,579          139,266
American Financial Group, Inc.                           4,077          139,230
Duke Realty Corp.+                                       3,870          138,043
Liberty Property Trust+                                  3,142          138,028


--------------------------------------------------------------------------------

FINANCIAL SERVICES FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          June 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                        SHARES $          VALUE
-------------------------------------------------------------------------------
Federal Realty Investment Trust+                         1,784   $      137,832
People's United Financial, Inc.+                         7,738          137,195
PMI Group, Inc.                                          3,054          136,422
Markel Corp.*                                              280          135,677
Hudson City Bancorp, Inc.+                              11,045          134,970
Annaly Mortgage Management, Inc.+                        9,350          134,827
Nasdaq Stock Market, Inc.*+                              4,493          133,487
Ventas, Inc.                                             3,680          133,400
Brookfield Asset Management, Inc.+                       3,335          133,067
Jefferies Group, Inc.                                    4,895          132,067
Weingarten Realty Investors                              3,170          130,287
The St. Joe Co.+                                         2,805          129,984
Brown & Brown, Inc.+                                     5,157          129,647
Health Care REIT, Inc.+                                  3,180          128,345
UDR, Inc.+                                               4,865          127,950
Commerce Bancshares, Inc.                                2,820          127,746
Hospitality Properties Trust+                            3,060          126,959
Mack-Cali Realty Corp.                                   2,910          126,556
Chicago Mercantile Exchange Holdings, Inc.                 236          126,109
State Street Corp.+                                      1,819          124,420
Fifth Third Bancorp+                                     3,046          121,139
Taubman Centers, Inc.                                    2,430          120,552
ACE Ltd.                                                 1,884          117,788
Brandywine Realty Trust+                                 4,100          117,178
PNC Financial Services Group, Inc.                       1,558          111,522
Essex Property Trust, Inc.                                 950          110,485
Bear Stearns Cos., Inc.                                    765          107,100
Progressive Corp.                                        4,344          103,952
Mellon Financial Corp.                                   2,293          100,892
Marsh & McLennan Cos., Inc.+                             3,237           99,959
XL Capital Ltd.                                          1,176           99,125
Ameriprise Financial, Inc.                               1,480           94,084
TD Ameritrade Holding Corp.*                             4,607           92,140
Blackrock, Inc.+                                           585           91,605
Genworth Financial, Inc. -- Class A                      2,495           85,828
T. Rowe Price Group, Inc.+                               1,644           85,307
Reinsurance Group of America, Inc.                       1,410           84,938
Northern Trust Corp.                                     1,322           84,925
IntercontinentalExchange, Inc.*+                           560           82,796
Archstone-Smith Trust                                    1,367           80,803

                                                                         MARKET
                                                        SHARES $          VALUE
-------------------------------------------------------------------------------
Equity Residential                                       1,688   $       77,023
KeyCorp                                                  2,107           72,333
Comerica, Inc.+                                          1,139           67,736
Cbot Holdings, Inc.*                                       319           65,905
Nymex Holdings, Inc.+                                      500           62,815
AvalonBay Communities, Inc.+                               492           58,489
Leucadia National Corp.+                                 1,506           53,087
CB Richard Ellis Group, Inc. -- Class A*                 1,448           52,852
Brookfield Properties Corp.                              2,165           52,631
A.G. Edwards, Inc.                                         620           52,421
Investors Financial Services Corp.                         800           49,336
Compass Bancshares, Inc.                                   705           48,631
BRE Properties, Inc. -- Class A+                           800           47,432
Plum Creek Timber Co., Inc. (REIT)+                      1,049           43,701
UnionBanCal Corp.                                          677           40,417
Zions Bancorporation                                       525           40,378
Janus Capital Group, Inc.                                1,433           39,895
Philadelphia Consolidated Holding Corp.*+                  950           39,710
Everest Re Group Ltd.                                      355           38,567
Eaton Vance Corp.                                          761           33,621
Nuveen Investments, Inc. -- Class A+                       509           31,634
W.R. Berkley Corp.                                         877           28,538
iStar Financial, Inc.                                      607           26,908
SEI Investments Co.                                        854           24,800
New York Community Bancorp, Inc.+                        1,324           22,534
Allied Capital Corp.+                                      684           21,177
Old Republic International Corp.                           851           18,092
First Horizon National Corp.+                              458           17,862
CapitalSource, Inc.+                                       699           17,188
Raymond James Financial, Inc.                              550           16,995
City National Corp.                                        220           16,740
Associated Banc-Corp.                                      492           16,088
Camden Property Trust                                      234           15,671
Jones Lang LaSalle, Inc.+                                  136           15,436
Federated Investors, Inc. -- Class B                       400           15,332
Alexandria Real Estate Equities, Inc.+                     140           13,555
HCC Insurance Holdings, Inc.+                              400           13,364
TCF Financial Corp.                                        390           10,842


--------------------------------------------------------------------------------

FINANCIAL SERVICES FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          June 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                        SHARES $          VALUE
-------------------------------------------------------------------------------
Protective Life Corp.                                      200   $        9,562
Colonial BancGroup, Inc.                                   370            9,239
Rayonier, Inc.                                             200            9,028
Unitrin, Inc.                                              180            8,852
Sky Financial Group, Inc.                                  290            8,079
First Marblehead Corp.                                     180            6,955
Cullen/Frost Bankers, Inc.                                 100            5,347
Thornburg Mortgage, Inc.                                   170            4,451
                                                                 --------------

TOTAL COMMON STOCKS
(Cost $21,908,700)                                                   25,102,355
                                                                 --------------

                                                          FACE
                                                        AMOUNT
-------------------------------------------------------------------------------
REPURCHASE AGREEMENT 1.0%
Collateralized by U.S. Treasury Obligations

   Lehman Brothers Holdings, Inc. issued
      06/29/07 at 4.15% due 07/02/07                   262,603          262,603
                                                                 --------------

TOTAL REPURCHASE AGREEMENTS
(Cost $262,603)                                                         262,603
                                                                 --------------

SECURITIES LENDING COLLATERAL 23.0%
Investment in Securities Lending Short Term
   Investment Portfolio held by U.S. Bank            5,766,069        5,766,069
                                                                 --------------

TOTAL SECURITIES LENDING COLLATERAL
(Cost $5,766,069)                                                     5,766,069
                                                                 ==============

TOTAL INVESTMENTS 124.2%
(Cost $27,937,372)                                               $   31,131,027
                                                                 --------------
LIABILITIES IN EXCESS OF OTHER ASSETS - (24.2)%                  $   (6,075,553)
                                                                 --------------
NET ASSETS - 100.0%                                              $   25,055,474

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at June 30, 2007.

      ADR - American Depository Receipt.


--------------------------------------------------------------------------------

HEALTH CARE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          June 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 99.5%

Pfizer, Inc.                                            88,228   $    2,255,990
Johnson & Johnson, Inc.                                 36,527        2,250,794
GlaxoSmithKline  PLC -- SP ADR                          38,200        2,000,534
Merck & Co., Inc.                                       37,518        1,868,396
Novartis AG -- SP ADR                                   32,100        1,799,847
Sanofi-Aventis SA -- SP ADR+                            42,500        1,711,475
AstraZeneca  PLC -- SP ADR                              29,000        1,550,920
Abbott Laboratories                                     28,563        1,529,549
Genentech, Inc.*                                        19,326        1,462,205
UnitedHealth Group, Inc.                                27,774        1,420,362
Eli Lilly & Co.                                         25,209        1,408,679
Wyeth                                                   22,876        1,311,710
Schering-Plough Corp.                                   42,630        1,297,657
Bristol-Myers Squibb Co.+                               36,726        1,159,073
Alcon, Inc.                                              8,500        1,146,735
Amgen, Inc.*+                                           19,913        1,100,990
Medtronic, Inc.+                                        20,973        1,087,660
Gilead Sciences, Inc.*                                  27,960        1,084,009
Aetna, Inc.                                             19,931          984,591
Cardinal Health, Inc.                                   13,531          955,830
WellPoint, Inc.*                                        11,578          924,272
Stryker Corp.+                                          14,345          905,026
Boston Scientific Corp.*                                58,991          904,922
Celgene Corp.*+                                         15,606          894,692
Zimmer Holdings, Inc.*                                   9,771          829,460
Baxter International, Inc.                              14,519          818,000
Allergan, Inc.                                          13,990          806,384
Genzyme Corp.*+                                         12,520          806,288
McKesson Corp.                                          13,457          802,575
Becton, Dickinson & Co.                                 10,640          792,680
Teva Pharmaceutical Industries Ltd. -- SP ADR+          19,000          783,750
Thermo Fisher Scientific, Inc.*+                        15,075          779,679
Forest Laboratories, Inc.*                              15,512          708,123
Humana, Inc.*                                           10,697          651,554
Laboratory Corporation of America Holdings*+             8,306          650,028
Medco Health Solutions, Inc.*                            7,874          614,093
AmerisourceBergen Corp.                                 12,190          603,039
Biogen Idec, Inc.*                                      10,693          572,075
Waters Corp.*                                            8,900          528,304
Cephalon, Inc.*+                                         6,546          526,233
Hospira, Inc.*                                          13,389          522,707
Barr Pharmaceuticals, Inc.*                             10,303          517,520
Health Net, Inc.*                                        9,801          517,493
Manor Care, Inc.                                         7,925          517,423

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
Dade Behring Holdings, Inc.                              9,470   $      503,046
King Pharmaceuticals, Inc.*+                            24,470          500,656
CIGNA Corp.                                              9,365          489,040
Elan Corp. PLC -SP ADR*                                 22,100          484,653
Express Scripts, Inc.*                                   9,628          481,496
Henry Schein, Inc.*+                                     8,896          475,313
St. Jude Medical, Inc.*+                                11,288          468,339
Shire PLC -- SP ADR                                      6,300          467,019
Vertex Pharmaceuticals, Inc.*+                          16,069          458,931
Lincare Holdings, Inc.*                                 11,270          449,110
Sepracor, Inc.*+                                        10,927          448,226
Mylan Laboratories, Inc.+                               24,535          446,292
Millennium Pharmaceuticals, Inc.*+                      40,260          425,548
ImClone Systems, Inc.*                                  11,100          392,496
ResMed, Inc.*+                                           9,480          391,145
Biomet, Inc.                                             8,495          388,391
Quest Diagnostics, Inc.+                                 6,721          347,140
Coventry Health Care, Inc.*                              5,721          329,816
C.R. Bard, Inc.                                          3,845          317,712
IMS Health, Inc.                                         8,001          257,072
DENTSPLY International, Inc.                             6,582          251,827
Cytyc Corp.*+                                            5,420          233,656
Intuitive Surgical, Inc.*                                1,680          233,134
Amylin Pharmaceuticals, Inc.*+                           5,606          230,743
DaVita, Inc.*                                            4,122          222,093
Applera Corp. - Applied Biosystems Group                 7,172          219,033
Patterson Cos., Inc.*                                    5,706          212,663
Endo Pharmaceuticals Holdings, Inc.*                     6,060          207,434
Triad Hospitals, Inc.*                                   3,769          202,621
Covance, Inc.*                                           2,950          202,252
Pharmaceutical Product Development, Inc.                 5,228          200,076
Hillenbrand Industries, Inc.                             3,058          198,770
Varian Medical Systems, Inc.*                            4,336          184,323
Cerner Corp.*+                                           3,315          183,883
Beckman Coulter, Inc.+                                   2,714          175,542
Community Health Systems, Inc.*                          4,326          174,987
Millipore Corp.*+                                        2,295          172,332
WellCare Health Plans, Inc.*                             1,800          162,918
Omnicare, Inc.+                                          4,486          161,765
Charles River Laboratories International, Inc.*          3,112          160,641
Kinetic Concepts, Inc.*                                  2,900          150,713
Respironics, Inc.*                                       3,098          131,944
Hologic, Inc.*                                           2,100          116,151
                                                                 --------------
TOTAL COMMON STOCKS
(Cost $46,979,587)                                                   59,274,268
                                                                 --------------


--------------------------------------------------------------------------------

HEALTH CARE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          June 30, 2007
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                                                          FACE           MARKET
                                                        AMOUNT            VALUE
-------------------------------------------------------------------------------
SECURITIES LENDING COLLATERAL 12.5%
Investment in Securities Lending Short
   Term
   Investment Portfolio held by U.S. Bank            7,463,751   $    7,463,751
                                                                 --------------

TOTAL SECURITIES LENDING COLLATERAL
(Cost $7,463,751)                                                     7,463,751
                                                                 ==============
TOTAL INVESTMENTS 112.0%
(Cost $54,443,338)                                               $   66,738,019
                                                                 --------------
LIABILITIES IN EXCESS OF OTHER ASSETS - (12.0)%                  $   (7,156,530)
                                                                 --------------
NET ASSETS - 100.0%                                              $   59,581,489

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at June 30, 2007

      ADR - American Depository Receipt


--------------------------------------------------------------------------------

INTERNET FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          June 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 99.7%

Cisco Systems, Inc.*                                    32,527   $      905,877
Google, Inc. -- Class A*                                 1,501          785,593
Time Warner, Inc.                                       29,413          618,850
Qualcomm, Inc.                                          13,175          571,663
Research In Motion Ltd.*                                 2,468          493,575
Amazon.com, Inc.*+                                       6,831          467,309
eBay, Inc.*+                                            13,591          437,358
Yahoo!, Inc.*+                                          13,928          377,867
Symantec Corp.*+                                        15,460          312,292
Qwest Communications
   International, Inc.*+                                30,455          295,413
Juniper Networks, Inc.*+                                11,375          286,309
Sun Microsystems, Inc.*                                 51,766          272,289
Broadcom Corp. -- Class A*+                              8,134          237,920
aQuantive, Inc.*+                                        3,545          226,171
Intuit, Inc.*+                                           7,482          225,059
E*Trade Financial Corp.*                                 9,488          209,590
VeriSign, Inc.*                                          6,578          208,720
IAC/InterActiveCorp*+                                    5,552          192,155
Akamai Technologies, Inc.*+                              3,800          184,832
McAfee, Inc.*+                                           4,957          174,486
BEA Systems, Inc.*                                      12,301          168,401
Check Point Software
   Technologies Ltd.*+                                   6,725          153,397
Monster Worldwide, Inc.*                                 3,505          144,056
Red Hat, Inc.*+                                          6,125          136,465
F5 Networks, Inc.*                                       1,663          134,038
Ciena Corp.*+                                            3,686          133,175
CheckFree Corp.*+                                        3,245          130,449
Priceline.com, Inc.*+                                    1,774          121,945
ValueClick, Inc.*                                        4,130          121,670
Foundry Networks, Inc.*+                                 6,929          115,437
HLTH Corp.*+                                             7,078           99,163
j2 Global Communications, Inc.*                          2,812           98,139
TIBCO Software, Inc.*+                                  10,445           94,527
Digital River, Inc.*                                     1,813           82,038
Palm, Inc.*+                                             5,028           80,498
RealNetworks, Inc.*                                      9,649           78,832
United Online, Inc.+                                     4,594           75,755
CNET Networks, Inc.*+                                    8,792           72,006
Netflix, Inc.*+                                          3,642           70,618
EarthLink, Inc.*                                         8,654           64,645
Websense, Inc.*                                          2,947           62,624
S1 Corp.*+                                               6,776           54,140
NetBank, Inc.*                                          10,347            3,208
                                                                 --------------
TOTAL COMMON STOCKS
   (Cost $6,140,203)                                                  9,778,554
                                                                 --------------

                                                          FACE           MARKET
                                                        AMOUNT            VALUE
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 0.7%
Collateralized by U.S Treasury
   Obligations

Lehman Brothers Holdings, Inc.
   issued 06/29/07 at 4.15% due
   07/02/07                                             68,659   $       68,659
                                                                 --------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $68,659)                                                        68,659
                                                                 --------------
SECURITIES LENDING COLLATERAL 24.3%
Investment in Securities Lending Short Term
   Investment Portfolio held by U.S. Bank            2,386,165        2,386,165
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $2,386,165)                                                     2,386,165
                                                                 ==============
TOTAL INVESTMENTS 124.7%
   (Cost $8,595,027)                                             $   12,233,378
                                                                 --------------
LIABILITIES IN EXCESS OF OTHER ASSETS - (24.7)%                  $   (2,419,833)
                                                                 --------------
NET ASSETS - 100.0%                                              $    9,813,545

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at June 30, 2007


--------------------------------------------------------------------------------

LEISURE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          June 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 99.5%

Time Warner, Inc.                                       27,630   $      581,335
The Walt Disney Co.+                                    15,321          523,059
McDonald's Corp.                                        10,265          521,051
News Corp. -- Class A                                   19,285          409,035
Carnival Corp.                                           7,240          353,095
MGM Mirage, Inc.*                                        4,020          331,570
Viacom, Inc. -- Class B*                                 7,796          324,547
Las Vegas Sands Corp.*+                                  4,020          307,088
Yum! Brands, Inc.                                        8,486          277,662
Starbucks Corp.*+                                        9,718          255,000
Harrah's Entertainment, Inc.                             2,955          251,943
Starwood Hotels & Resorts Worldwide, Inc.                3,616          242,525
Marriott International, Inc. -- Class A                  5,582          241,366
Electronic Arts, Inc.*                                   4,925          233,051
International Game Technology, Inc.                      5,744          228,037
Hilton Hotels Corp.+                                     6,533          218,660
Eastman Kodak Co.+                                       7,089          197,287
Royal Caribbean Cruises Ltd.+                            4,460          191,691
Mattel, Inc.+                                            7,499          189,650
Wynn Resorts Ltd.+                                       2,059          184,672
Penn National Gaming, Inc.*+                             2,820          169,454
Wyndham Worldwide Corp.*                                 4,660          168,972
Darden Restaurants, Inc.                                 3,681          161,927
Tim Hortons, Inc.+                                       4,975          152,981
Hasbro, Inc.+                                            4,706          147,815
Activision, Inc.*                                        7,643          142,695
Station Casinos, Inc.                                    1,620          140,616
Boyd Gaming Corp.                                        2,685          132,075
CTC Media, Inc.*+                                        4,820          130,815
Burger King Holdings, Inc.                               4,953          130,462
Wendy's International, Inc.                              3,478          127,816
Scientific Games Corp. -- Class A*+                      3,320          116,034
Brinker International, Inc.+                             3,846          112,572
Regal Entertainment Group -- Class A+                    5,020          110,089
Brunswick Corp.+                                         3,356          109,506
Choice Hotels International, Inc.                        2,722          107,573
Oakley, Inc.                                             3,680          104,512
Vail Resorts, Inc.*+                                     1,680          102,262
Jack in the Box, Inc.*                                   1,395           98,961
DreamWorks Animation SKG, Inc. -- Class A*+              3,368           97,133
Gaylord Entertainment Co.*+                              1,750           93,870
Polaris Industries, Inc.+                                1,708           92,505

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
Pool Corp.+                                              2,350   $       91,720
Ameristar Casinos, Inc.                                  2,640           91,714
Life Time Fitness, Inc.*+                                1,680           89,426
Marvel Entertainment, Inc.*+                             3,490           88,925
Warner Music Group Corp.+                                5,880           84,966
THQ, Inc.*+                                              2,750           83,930
Cheesecake Factory, Inc.*+                               3,400           83,368
Applebee's International, Inc.                           3,437           82,832
Pinnacle Entertainment, Inc.*                            2,848           80,171
Bally Technologies, Inc.*                                2,980           78,732
WMS Industries, Inc.*                                    2,720           78,499
Sonic Corp.*                                             3,470           76,756
Live Nation, Inc.*+                                      3,420           76,540
Callaway Golf Co.                                        4,276           76,156
Take-Two Interactive Software, Inc.*+                    3,784           75,566
Ruby Tuesday, Inc.+                                      2,860           75,304
CKE Restaurants, Inc.                                    3,750           75,262
Bob Evans Farms, Inc.                                    1,950           71,858
Panera Bread Co. -- Class A*+                            1,430           65,866
CEC Entertainment, Inc.*                                 1,780           62,656
CBRL Group, Inc.                                         1,470           62,446
Domino's Pizza, Inc.                                     2,760           50,425
Citadel Broadcasting Corp.                               1,167            7,527
                                                                 --------------
TOTAL COMMON STOCKS
(Cost $7,563,505)                                                    10,523,614
                                                                 --------------

-------------------------------------------------------------------------------
                                                          FACE
                                                        AMOUNT
-------------------------------------------------------------------------------
SECURITIES LENDING COLLATERAL 20.4%
Investment in Securities Lending Short Term
   Investment Portfolio held by U.S. Bank            2,150,441        2,150,441
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $2,150,441)                                                     2,150,441
                                                                 ==============
TOTAL INVESTMENTS 119.9%
(Cost $9,713,946)                                                $   12,674,055
                                                                 --------------
LIABILITIES IN EXCESS OF OTHER ASSETS - (19.9)%                  $   (2,099,588)
                                                                 --------------
NET ASSETS - 100.0%                                              $   10,574,467

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at June 30, 2007


--------------------------------------------------------------------------------

PRECIOUS METALS FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          June 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 99.9%

Freeport-McMoRan Copper & Gold, Inc. -- Class B        330,338   $   27,358,593
Newmont Mining Corp.+                                  379,098       14,807,568
Goldcorp, Inc.+                                        566,826       13,428,108
Barrick Gold Corp.                                     403,953       11,742,914
Agnico-Eagle Mines Ltd.+                               243,123        8,873,989
Yamana Gold, Inc.+                                     624,226        6,941,393
Gold Fields Ltd. -- SP ADR+                            402,408        6,317,806
AngloGold Ashanti Ltd. -- SP ADR+                      145,303        5,495,359
Silver Wheaton Corp.*+                                 466,056        5,448,195
Kinross Gold Corp.*+                                   464,621        5,426,773
Meridian Gold, Inc.*                                   192,722        5,315,273
Harmony Gold Mining Co. Ltd. -- SP ADR*                365,253        5,212,160
Pan American Silver Corp.*+                            184,773        4,865,073
Silver Standard Resources, Inc.*+                      133,889        4,601,765
Coeur d'Alene Mines Corp.*+                          1,250,128        4,487,959
Cia de Minas Buenaventura SA -- SP ADR+                113,952        4,268,642
Crystallex International Corp.*+                       921,413        3,823,864
Apex Silver Mines Ltd.*+                               189,410        3,822,294
Hecla Mining Co.*+                                     413,379        3,530,257
Iamgold Corp.                                          367,700        2,816,582
Golden Star Resources Ltd.*+                           709,501        2,632,249
Randgold Resources Ltd. -- SP ADR                      115,786        2,569,291
Eldorado Gold Corp.*+                                  430,177        2,507,932
Royal Gold, Inc.+                                      104,488        2,483,680
Stillwater Mining Co.*+                                201,420        2,217,634
Northgate Minerals Corp*                               724,598        2,101,334
Novagold Resources, Inc.*+                             138,051        2,074,907
                                                                 --------------
TOTAL COMMON STOCKS
(Cost $76,334,494)                                                  165,171,594
                                                                 --------------

                                                          FACE
                                                        AMOUNT
-------------------------------------------------------------------------------
REPURCHASE AGREEMENT 1.2%
Collateralized by U.S. Treasury Obligations
Lehman Brothers Holdings, Inc.
   issued 06/29/07 at 4.15% due 07/02/07             1,934,408        1,934,408
                                                                 --------------
TOTAL REPURCHASE AGREEMENTS
(Cost $1,934,408)                                                     1,934,408
                                                                 --------------

-------------------------------------------------------------------------------
                                                          FACE           MARKET
                                                        AMOUNT            VALUE
-------------------------------------------------------------------------------
SECURITIES LENDING COLLATERAL 31.2%
Investment in Securities Lending Short Term
Investment Portfolio held by U.S. Bank              51,618,106   $   51,618,106
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $51,618,106)                                                   51,618,106
                                                                 ==============
TOTAL INVESTMENTS 132.3
(Cost $129,887,008)                                              $  218,724,108
                                                                 --------------
LIABILITIES IN EXCESS OF OTHER ASSETS - (32.3)%                  $  (53,456,869)
                                                                 --------------
NET ASSETS - 100.0%                                              $  165,267,239

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at June 30, 2007

ADR - American Depository Receipt


--------------------------------------------------------------------------------

REAL ESTATE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          June 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 99.6%

Brookfield Asset Management, Inc.+                      14,815   $      591,119
Simon Property Group, Inc.+                              5,115          475,900
Vornado Realty Trust+                                    4,081          448,257
Archstone-Smith Trust                                    7,304          431,739
ProLogis+                                                7,200          409,680
Equity Residential+                                      8,947          408,252
Host Hotels & Resorts, Inc.+                            16,460          380,555
Public Storage, Inc.+                                    4,867          373,883
General Growth Properties, Inc.                          7,059          373,774
Boston Properties, Inc.+                                 3,643          372,060
CB Richard Ellis Group, Inc. -- Class A*                 9,352          341,348
Brookfield Properties Corp.+                            13,930          338,638
AvalonBay Communities, Inc.+                             2,837          337,263
Plum Creek Timber Co., Inc. (REIT)+                      7,687          320,240
KIMCO Realty Corp.+                                      8,230          313,316
SL Green Realty Corp.+                                   2,385          295,478
Developers Diversified Realty Corp.+                     5,106          269,137
iStar Financial, Inc.                                    5,958          264,118
Macerich Co.+                                            3,198          263,579
Jones Lang LaSalle, Inc.+                                2,235          253,673
Health Care Property Investors, Inc.+                    8,651          250,273
AMB Property Corp.+                                      4,702          250,240
CapitalSource, Inc.+                                     9,797          240,908
Forest City Enterprises, Inc. -- Class A                 3,906          240,141
Apartment Investment & Management
   Co. -- Class A+                                       4,700          236,974
Regency Centers Corp.+                                   3,303          232,862
Duke Realty Corp.                                        6,433          229,465
Federal Realty Investment Trust+                         2,855          220,577
Rayonier, Inc.                                           4,864          219,561
Liberty Property Trust+                                  4,967          218,200
Camden Property Trust                                    3,255          217,987
Hospitality Properties Trust+                            5,134          213,010
Annaly Mortgage Management, Inc.+                       14,719          212,248
Ventas, Inc.+                                            5,757          208,691
UDR, Inc.+                                               7,637          200,853
Weingarten Realty Investors+                             4,882          200,650
The St. Joe Co.+                                         4,326          200,467
Thornburg Mortgage, Inc.+                                7,589          198,680
Alexandria Real Estate Equities, Inc.+                   2,049          198,384

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
BRE Properties, Inc. -- Class A+                         3,262   $      193,404
Douglas Emmett, Inc.+                                    7,696          190,399
Health Care REIT, Inc.+                                  4,705          189,894
Mack-Cali Realty Corp.                                   4,319          187,833
Post Properties, Inc.+                                   3,537          184,384
Crescent Real Estate EQT Co.                             8,206          184,143
Essex Property Trust, Inc.+                              1,571          182,707
Taubman Centers, Inc.+                                   3,487          172,990
Realty Income Corp.+                                     6,858          172,753
Kilroy Realty Corp.                                      2,418          171,291
Brandywine Realty Trust+                                 5,906          168,793
Nationwide Health Properties, Inc.+                      6,114          166,301
Highwoods Properties, Inc.+                              4,324          162,150
Digital Realty Trust, Inc.                               4,273          161,007
CBL & Associates Properties, Inc.+                       4,380          157,899
HRPT Properties Trust+                                  15,012          156,125
KKR Financial Holdings LLC                               6,206          154,591
Equity One, Inc.+                                        6,048          154,526
DiamondRock Hospitality Co.+                             8,087          154,300
Sunstone Hotel Investors, Inc.+                          5,310          150,751
Corporate Office Properties Trust SBI+                   3,659          150,056
Home Properties, Inc.+                                   2,877          149,403
Equity Inns, Inc.                                        6,649          148,938
Strategic Hotels & Resorts, Inc.                         6,580          147,984
DCT Industrial Trust, Inc.+                             13,670          147,089
Pennsylvania Real Estate Investment Trust                3,311          146,777
FelCor Lodging Trust, Inc.                               5,621          146,315
LaSalle Hotel Properties+                                3,367          146,195
Potlatch Corp.+                                          3,342          143,873
BioMed Realty Trust, Inc.+                               5,719          143,661
Maguire Properties, Inc.+                                4,170          143,156
RAIT Financial Trust                                     5,470          142,329
Spirit Finance Corp.+                                    9,751          141,975
First Industrial Realty Trust, Inc.+                     3,612          140,001
Senior Housing Properties Trust+                         6,773          137,831
Lexington Realty Trust+                                  6,610          137,488
Washington Real Estate Investment Trust                  3,977          135,218
American Financial Realty Trust                         13,073          134,913
Entertainment Properties Trust+                          2,504          134,665
Colonial Properties Trust+                               3,651          133,079
Cousins Properties, Inc.+                                4,557          132,199
National Retail Properties, Inc.+                        5,971          130,526


--------------------------------------------------------------------------------

REAL ESTATE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          June 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
Highland Hospitality Corp.+                              6,738   $      129,370
Mid-America Apartment Communities, Inc.+                 2,432          127,631
Equity Lifestyle Properties, Inc.+                       2,417          126,143
Redwood Trust, Inc.+                                     2,600          125,788
Newcastle Investment Corp.+                              4,770          119,584
Tanger Factory Outlet Centers, Inc.+                     3,186          119,316
Inland Real Estate Corp.+                                6,831          115,990
Healthcare Realty Trust, Inc.+                           4,107          114,092
Omega Healthcare Investors, Inc.+                        7,128          112,836
Sovran Self Storage, Inc.+                               2,301          110,816
Extra Space Storage, Inc.+                               6,673          110,105
Eastgroup Properties, Inc.+                              2,467          108,104
Friedman Billings Ramsey Group, Inc. --
   Class A+                                             19,600          107,016
Glimcher Realty Trust+                                   4,230          105,750
Ashford Hospitality Trust, Inc.+                         8,960          105,370
U-Store-It Trust+                                        6,125          100,389
NorthStar Realty Finance Corp.                           7,278           91,048
American Home Mortgage Investment Corp.+                 4,940           90,797
Move, Inc.*                                             19,165           85,859
                                                                 --------------
TOTAL COMMON STOCKS
(Cost $16,099,640)                                                   20,088,096
                                                                 --------------
REPURCHASE AGREEMENTS 0.4%
Collateralized by U.S. Treasury Obligations

Lehman Brothers Holdings, Inc.
   issued 06/29/07 at 4.15% due 07/02/07                83,200           83,200
                                                                 --------------
TOTAL REPURCHASE AGREEMENTS
(Cost $83,200)                                                           83,200
                                                                 --------------
SECURITIES LENDING COLLATERAL 44.0%
Investment in Securities Lending Short Term
Investment Portfolio held by U.S. Bank               8,864,156        8,864,156
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $8,864,156)                                                     8,864,156
                                                                 ==============
TOTAL INVESTMENTS 144.0%
(Cost $25,046,996)                                               $   29,035,452
                                                                 --------------
LIABILITIES IN EXCESS OF OTHER ASSETS - (44.0)%                  $   (8,865,351)
                                                                 --------------
NET ASSETS - 100.0%                                              $   20,170,101

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at June 30, 2007.


--------------------------------------------------------------------------------

RETAILING FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          June 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 99.6%

Wal-Mart Stores, Inc.                                   10,147   $      488,172
Home Depot, Inc.                                         7,936          312,282
CVS Corp.                                                7,240          263,898
Target Corp.                                             4,129          262,604
Amazon.com, Inc.*+                                       3,488          238,614
Lowe's Cos., Inc.                                        7,500          230,175
Walgreen Co.                                             5,062          220,399
Costco Wholesale Corp.+                                  3,123          182,758
Sears Holdings Corp.*+                                   1,012          171,534
Best Buy Co., Inc.+                                      3,383          157,885
Kohl's Corp.*                                            2,222          157,829
Macy's, Inc.                                             3,704          147,345
The Gap, Inc.                                            7,396          141,264
Staples, Inc.                                            5,669          134,525
J.C. Penney Co., Inc.+                                   1,784          129,126
Liberty Media Corp - Interactive*                        5,536          123,619
Nordstrom, Inc.+                                         2,402          122,790
TJX Cos., Inc.                                           4,404          121,110
Limited Brands, Inc.+                                    4,193          115,098
Expedia, Inc.*+                                          3,760          110,130
AutoZone, Inc.*+                                           802          109,569
Bed Bath & Beyond, Inc.*+                                2,859          102,895
Sherwin-Williams Co.                                     1,525          101,367
Genuine Parts Co.                                        2,025          100,440
Tiffany & Co.+                                           1,864           98,904
IAC/InterActiveCorp*+                                    2,820           97,600
GameStop Corp. -- Class A*                               2,360           92,276
Dollar General Corp.                                     4,204           92,152
Office Depot, Inc.*                                      3,015           91,355
Abercrombie & Fitch Co. -- Class A                       1,163           84,876
Family Dollar Stores, Inc.                               2,450           84,084
CarMax, Inc.*+                                           3,232           82,416
RadioShack Corp.+                                        2,450           81,193
Guess ? Inc.+                                            1,660           79,746
Dollar Tree Stores, Inc.*                                1,778           77,432
AutoNation, Inc.*+                                       3,426           76,879
American Eagle Outfitters, Inc.                          2,976           76,364
O'Reilly Automotive, Inc.*                               1,987           72,625
Advance Auto Parts, Inc.                                 1,791           72,589
Petsmart, Inc.                                           2,197           71,293
Chico's FAS, Inc.*+                                      2,919           71,048
J Crew Group, Inc.*+                                     1,310           70,858
Ross Stores, Inc.+                                       2,175           66,990
Rite Aid Corp.*+                                        10,374           66,186
Urban Outfitters, Inc.*                                  2,723           65,434
Priceline.com, Inc.*+                                      920           63,241
Nutri/System, Inc.*+                                       894           62,437

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
Williams-Sonoma, Inc.+                                   1,900   $       60,002
Foot Locker, Inc.                                        2,750           59,950
Big Lots, Inc.*                                          2,020           59,428
Dillard's, Inc. -- Class A+                              1,645           59,105
Men's Wearhouse, Inc.+                                   1,157           59,088
Saks, Inc.+                                              2,750           58,713
Coldwater Creek, Inc.*+                                  2,342           54,405
BJ's Wholesale Club, Inc.*                               1,483           53,432
Barnes & Noble, Inc.+                                    1,384           53,242
Guitar Center, Inc.*+                                      874           52,274
Aeropostale, Inc.*                                       1,245           51,892
Dick's Sporting Goods, Inc.*+                              888           51,655
OfficeMax, Inc.                                          1,300           51,090
AnnTaylor Stores Corp.*+                                 1,442           51,076
Circuit City Stores, Inc.+                               3,365           50,744
United Auto Group, Inc.                                  2,370           50,457
Tractor Supply Co.*+                                       951           49,500
Payless Shoesource, Inc.*+                               1,550           48,903
Longs Drug Stores Corp.+                                   916           48,108
Rent-A-Center, Inc.*                                     1,724           45,221
Pacific Sunwear of California, Inc.*                     2,013           44,286
Bebe Stores, Inc.+                                       2,540           40,665
Children's Place Retail Stores, Inc.*                      766           39,556
Dress Barn, Inc.*+                                       1,868           38,331
Charming Shoppes, Inc.*+                                 3,330           36,064
Netflix, Inc.*+                                          1,850           35,872
                                                                 --------------
TOTAL COMMON STOCKS
(Cost $4,187,497)                                                     7,346,465
                                                                 --------------

                                                          FACE
                                                        AMOUNT
-------------------------------------------------------------------------------
REPURCHASE AGREEMENT 0.3%
Collateralized By U.S. Treasury Obligations
   Lehman Brothers Holdings, Inc. issued
      06/29/07 at 4.15% due 07/02/07                    23,455           23,455
                                                                 --------------
TOTAL REPURCHASE AGREEMENTS
(Cost $23,455)                                                           23,455
                                                                 --------------
SECURITIES LENDING COLLATERAL 27.8%
Investment in Securities Lending Short Term
   Investment Portfolio held by U.S. Bank            2,054,733        2,054,733
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $2,054,733)                                                     2,054,733
                                                                 ==============


--------------------------------------------------------------------------------

RETAILING FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          June 30, 2007
--------------------------------------------------------------------------------

TOTAL INVESTMENTS 127.7%
(Cost $6,265,685)                                                $    9,424,653
                                                                 --------------
LIABILITIES IN EXCESS OF OTHER ASSETS - (27.7)%                  $   (2,046,292)
                                                                 --------------
NET ASSETS - 100.0%                                              $    7,378,361

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at June 30, 2007.


--------------------------------------------------------------------------------

TECHNOLOGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          June 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 99.5%

   Microsoft Corp.                                      50,228   $    1,480,219
   International Business Machines Corp.+               10,945        1,151,961
   Nokia OYJ -- SP ADR                                  37,080        1,042,319
   Cisco Systems, Inc.*                                 34,292          955,032
   Apple Computer, Inc.*                                 7,775          948,861
   Intel Corp.                                          38,742          920,510
   Hewlett-Packard Co.                                  18,043          805,079
   Google, Inc. -- Class A*                              1,491          780,360
   Qualcomm, Inc.                                       17,975          779,935
   Dell, Inc.*                                          26,707          762,485
   Oracle Corp.*                                        36,480          719,021
   eBay, Inc.*+                                         19,326          621,911
   Motorola, Inc.+                                      34,851          616,863
   SAP AG -- SP ADR+                                    11,140          568,920
   Yahoo!, Inc.*                                        20,259          549,627
   Texas Instruments, Inc.                              14,327          539,125
   First Data Corp.                                     16,435          536,931
   Infosys Technologies Ltd. -- SP ADR+                 10,380          522,944
   Telefonaktiebolaget LM Ericsson  -- SP ADR+          13,000          518,570
   Automatic Data Processing, Inc.                      10,551          511,407
   Taiwan Semiconductor
      Manufacturing Co. Ltd. -- SP ADR+                 45,087          501,821
   Adobe Systems, Inc.*+                                11,940          479,391
   Symantec Corp.*                                      23,530          475,306
   EMC Corp.*                                           24,684          446,780
   Research In Motion Ltd.*                              2,180          435,978
   Sun Microsystems, Inc.*                              81,803          430,284
   Corning, Inc.*+                                      16,599          424,104
   Western Union Co.                                    19,800          412,434
   Electronic Data Systems Corp.                        14,602          404,913
   MEMC Electronic Materials, Inc.*                      6,624          404,859
   Alcatel-Lucent SA -- SP ADR+                         28,618          400,652
   CA, Inc.+                                            15,349          396,465
   Linear Technology Corp.+                             10,522          380,686
   Broadcom Corp. -- Class A*                           12,849          375,833
   Agilent Technologies, Inc.*                           9,745          374,598
   Intuit, Inc.*+                                       12,365          371,939
   NCR Corp.*+                                           6,879          361,423
   Nortel Networks Corp.*                               14,990          360,509
   CDW Corp.*                                            4,069          345,743
   Xilinx, Inc.+                                        12,869          344,503

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
   Amdocs, Ltd.*                                         8,640   $      344,045
   Cognizant Technology Solutions Corp.
      -- Class A*                                        4,559          342,335
   Satyam Computer Services -- ADR                      13,730          339,955
   Altera Corp.+                                        15,151          335,292
   Advanced Micro Devices, Inc.*+                       23,446          335,278
   Microchip Technology, Inc.+                           8,946          331,360
   Network Appliance, Inc.*                             11,266          328,967
   Applied Materials, Inc.+                             16,446          326,782
   Alliance Data Systems Corp.*                          4,196          324,267
   McAfee, Inc.*+                                        8,924          314,125
   Accenture Ltd. -- Class A                             7,260          311,381
   Citrix Systems, Inc.*+                                9,086          305,926
   Cadence Design Systems, Inc.*                        13,921          305,705
   Flextronics International Ltd.*+                     28,120          303,696
   BMC Software, Inc.*                                   9,907          300,182
   DST Systems, Inc.*+                                   3,676          291,176
   Iron Mountain, Inc.*+                                11,003          287,508
   Salesforce.com, Inc.*+                                6,693          286,862
   Tellabs, Inc.*                                       26,555          285,732
   Activision, Inc.*                                    15,256          284,830
   Compuware Corp.*+                                    23,935          283,869
   Western Digital Corp.*                               14,553          281,601
   Affiliated Computer Services, Inc.
      -- Class A*                                        4,959          281,274
   Check Point Software Technologies Ltd.*+             12,260          279,651
   Arrow Electronics, Inc.*+                             7,168          275,466
   Jabil Circuit, Inc.                                  12,435          274,440
   Nvidia Corp.*                                         6,351          262,360
   Mettler Toledo International, Inc.*                   2,740          261,697
   Business Objects SA -- SP ADR*+                       6,720          261,005
   Synopsys, Inc.*                                       9,851          260,362
   Red Hat, Inc.*+                                      11,655          259,673
   ON Semiconductor Corp.*                              23,760          254,707
   ValueClick, Inc.*+                                    8,540          251,588
   Cognos Inc*                                           6,310          250,318
   Nuance Communications, Inc.*+                        14,740          246,600
   AVX Corp.+                                           14,668          245,542
   Convergys Corp.*                                     10,125          245,430
   Molex, Inc.+                                          8,158          244,822
   Xerox Corp.*                                         13,191          243,770
   MasterCard, Inc.+                                     1,449          240,346


--------------------------------------------------------------------------------

TECHNOLOGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          June 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
   Equinix, Inc.*+                                       2,620   $      239,651
   Gartner, Inc. -- Class A*                             9,613          236,384
   SAVVIS, Inc.*                                         4,730          234,182
   QLogic Corp.*+                                       14,034          233,666
   Juniper Networks, Inc.*+                              9,167          230,733
   Unisys Corp.*                                        25,221          230,520
   STMicroelectronics N.V.+                             11,979          229,877
   Brocade Communications Systems, Inc.*                28,570          223,417
   Ingram Micro, Inc. -- Class A*                        9,925          215,472
   LSI Logic Corp.*                                     28,252          212,173
   Paychex, Inc.+                                        5,414          211,796
   AU Optronics Corp. -- SP ADR+                        12,020          206,744
   Electronic Arts, Inc.*                                4,199          198,697
   ASML Holding N.V.*                                    7,190          197,365
   Analog Devices, Inc.+                                 4,888          183,984
   Autodesk, Inc.*                                       3,864          181,917
   Avnet, Inc.*+                                         4,578          181,472
   Infineon Technologies AG -- SP ADR*+                 10,839          179,169
   Fidelity National Information Services, Inc.          3,244          176,084
   KLA-Tencor Corp.+                                     3,202          175,950
   Avaya, Inc.*+                                        10,305          173,536
   SanDisk Corp.*+                                       3,432          167,962
   Maxim Integrated Products, Inc.                       5,015          167,551
   Marvell Technology Group Ltd.*+                       8,750          159,337
   Computer Sciences Corp.*                              2,677          158,345
   Seagate Technology+                                   7,250          157,832
   VeriSign, Inc.*                                       4,964          157,508
   National Semiconductor Corp.+                         5,277          149,181
   Micron Technology, Inc.*+                            11,350          142,215
   Solectron Corp.*                                     38,317          141,007
   Fiserv, Inc.*                                         2,471          140,353
   VeriFone Holdings, Inc.*+                             3,610          127,252
   Lam Research Corp.*                                   2,195          112,823
   Harris Corp.                                          1,985          108,282
   Akamai Technologies, Inc.*                            2,148          104,479
   Amphenol Corp. -- Class A                             2,880          102,672
   BEA Systems, Inc.*+                                   6,683           91,490
   Intersil Corp. -- Class A                             2,264           71,225
   Ceridian Corp.*                                       1,920           67,200
   NAVTEQ Corp.*+                                        1,583           67,024
   Cypress Semiconductor Corp.*                          2,499           58,202
   CommScope, Inc.*+                                       990           57,767

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
   Trimble Navigation Ltd.*                              1,768   $       56,930
   Lexmark International, Inc.*+                         1,113           54,882
   F5 Networks, Inc.*                                      632           50,939
   Ciena Corp.*+                                         1,300           46,969
   Global Payments, Inc.+                                1,183           46,906
   Varian Semiconductor Equipment Associates,
      Inc.*                                              1,144           45,829
   Hewitt Associates, Inc. -- Class A*                   1,430           45,760
   CheckFree Corp.*+                                     1,119           44,984
   Diebold, Inc.                                           841           43,900
   Teradyne, Inc.*                                       2,329           40,944
   Novellus Systems, Inc.*                               1,367           38,782
   Atmel Corp.*                                          6,365           35,389
   Factset Research Systems, Inc.                          498           34,038
   Novell, Inc.*+                                        4,152           32,344
   Polycom, Inc.*                                          921           30,946
   Anixter International, Inc.*+                           370           27,828
   Integrated Device Technology, Inc.*                   1,760           26,875
   International Rectifier Corp.*                          497           18,518
   JDS Uniphase Corp.*+                                  1,333           17,902
                                                                 --------------

TOTAL COMMON STOCKS
(Cost $37,617,105)                                                   42,553,387
                                                                 --------------

                                                          FACE
                                                        AMOUNT
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 1.0%
Collateralized by U.S. Treasury Obligations
   Lehman Brothers Holdings, Inc. issued 06/29/07
   at 4.15% due 07/02/07                               421,137          421,137
                                                                 --------------

TOTAL REPURCHASE AGREEMENTS
(Cost $421,137)                                                         421,137
                                                                 --------------

SECURITIES LENDING COLLATERAL 14.5%
Investment in Securities Lending Short Term
   Investment Portfolio held by U.S. Bank            6,179,636        6,179,636
                                                                 --------------


--------------------------------------------------------------------------------

TECHNOLOGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          June 30, 2007
--------------------------------------------------------------------------------

TOTAL SECURITIES LENDING COLLATERAL
(Cost $6,179,636)                                                     6,179,636
                                                                 ==============

TOTAL INVESTMENTS 115.0%
(Cost $44,217,878)                                               $   49,154,160
                                                                 --------------
LIABILITIES IN EXCESS OF OTHER ASSETS - (15.0)%                  $   (6,395,889)
                                                                 --------------
NET ASSETS - 100.0%                                              $   42,758,271

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at June 30, 2007

      ADR - American Depository Receipt


--------------------------------------------------------------------------------

TELECOMMUNICATIONS FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          June 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 101.0%

AT&T, Inc.                                             109,790   $    4,556,285
Vodafone Group PLC -- SP ADR+                          122,342        4,114,361
Cisco Systems, Inc.*                                   134,220        3,738,027
Nokia OYJ -- SP ADR                                    116,611        3,277,935
Verizon Communications, Inc.+                           76,412        3,145,882
America Movil SAB de CV -- SP ADR+                      42,820        2,651,843
Qualcomm, Inc.                                          54,349        2,358,203
Sprint Nextel Corp.+                                   106,482        2,205,242
Telefonaktiebolaget LM Ericsson  -- SP ADR+             55,190        2,201,529
Research In Motion Ltd.*                                10,240        2,047,898
Corning, Inc.*+                                         72,471        1,851,634
Motorola, Inc.+                                        101,378        1,794,391
Alcatel-Lucent SA -- SP ADR                            121,957        1,707,398
Alltel Corp.+                                           20,986        1,417,604
Qwest Communications International, Inc.*+             125,671        1,219,009
American Tower Corp. -- Class A*                        28,714        1,205,988
Juniper Networks, Inc.*+                                46,954        1,181,832
NII Holdings, Inc. -- Class B*+                         12,957        1,046,148
Crown Castle International Corp.*+                      25,914          939,901
Avaya, Inc.*+                                           54,057          910,320
Embarq Corp.                                            14,315          907,142
Nortel Networks Corp.*                                  37,090          892,014
Level 3 Communications, Inc.*+                         137,760          805,896
Harris Corp.+                                           14,221          775,756
Leap Wireless International, Inc. -- Class B*            8,895          751,627
Windstream Corp.                                        49,724          733,926
CenturyTel, Inc.                                        13,800          676,890
Tellabs, Inc.*                                          58,018          624,274
Citizens Communications Co.                             40,502          618,465
CommScope, Inc.*+                                       10,360          604,506
SBA Communications Corp.*+                              16,535          555,411
Ciena Corp.*+                                           15,310          553,150
F5 Networks, Inc.*+                                      6,862          553,077
Telephone & Data Systems, Inc.                           8,105          507,130
Polycom, Inc.*                                          14,455          485,688
Time Warner Telecom, Inc. -- Class A*+                  22,900          460,290
JDS Uniphase Corp.*+                                    32,046          430,378
                                                                 --------------
TOTAL COMMON STOCKS
   (Cost $44,194,598)                                                54,507,050
                                                                 --------------

                                                          FACE           MARKET
                                                        AMOUNT            VALUE
-------------------------------------------------------------------------------
REPURCHASE AGREEMENT 0.4%
Collateralized by U.S. Treasury Obligations

Lehman Brothers Holdings, Inc. issued 06/29/07
   at 4.15% due 07/02/07                               248,409   $      248,409
                                                                 --------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $248,409)                                                      248,409
                                                                 --------------
SECURITIES LENDING COLLATERAL 25.1%
Investment in Securities Lending Short Term
   Investment Portfolio held by U.S. Bank           13,532,606       13,532,606
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $13,532,606)                                                   13,532,606
                                                                 ==============
TOTAL INVESTMENTS 126.5%
  (Cost $57,975,613)                                             $   68,288,065
                                                                 --------------
LIABILITIES IN EXCESS OF OTHER Assets - (26.5)%                  $  (14,320,621)
                                                                 --------------
NET ASSETS - 100.0%                                              $   53,967,444

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at June 30, 2007.

ADR - American Depository Receipt


--------------------------------------------------------------------------------

TRANSPORTATION FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          June 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 99.6%

United Parcel Service, Inc. -- Class B                  24,239   $    1,769,447
Union Pacific Corp.                                     12,916        1,487,277
FedEx Corp.+                                            13,380        1,484,779
Burlington Northern Santa Fe Corp.                      16,487        1,403,703
Canadian National Railway Co.                           26,550        1,352,191
Norfolk Southern Corp.                                  22,402        1,177,673
CSX Corp.                                               25,798        1,162,974
Southwest Airlines Co.+                                 57,087          851,167
CH Robinson Worldwide, Inc.                             14,998          787,695
Expeditors International Washington, Inc.+              17,779          734,273
AMR Corp.*+                                             21,931          577,882
UAL Corp.*                                              13,590          551,618
J.B. Hunt Transport Services, Inc.+                     18,231          534,533
Florida East Coast Industries, Inc.+                     5,965          494,976
Ryder System, Inc.                                       8,774          472,041
Continental Airlines, Inc. -- Class B*+                 12,872          435,975
Kansas City Southern*+                                  11,605          435,652
Avis Budget Group, Inc.*                                15,230          432,989
Landstar System, Inc.                                    8,738          421,608
Laidlaw International, Inc.                             11,969          413,529
Alexander & Baldwin, Inc.+                               7,288          387,066
Con-way, Inc.                                            7,601          381,874
Kirby Corp.*                                             9,741          373,957
EGL, Inc.*                                               8,018          372,677
JetBlue Airways Corp.*+                                 30,729          361,066
YRC Worldwide, Inc.*+                                    9,447          347,650
US Airways Group, Inc.*                                 11,317          342,565
Knight Transportation, Inc.+                            17,174          332,832
Amerco, Inc.*+                                           4,360          329,180
Werner Enterprises, Inc.+                               15,754          317,443
SkyWest, Inc.+                                          12,248          291,870
American Commercial Lines, Inc.*+                       11,110          289,415
Alaska Air Group, Inc.*+                                 8,125          226,362
Dollar Thrifty Automotive Group, Inc.*                   5,390          220,128
                                                                 --------------
TOTAL COMMON STOCKS
(Cost $16,560,923)                                                   21,556,067
                                                                 --------------

                                                          FACE           MARKET
                                                        AMOUNT            VALUE
-------------------------------------------------------------------------------
REPURCHASE AGREEMENT 0.7%
Collateralized by U.S. Treasury Obligations

Lehman Brothers Holdings, Inc. issued 06/29/07
   at 4.15% due 07/02/07                               157,437   $      157,437
                                                                 --------------
TOTAL REPURCHASE AGREEMENTS
(Cost $157,437)                                                         157,437
                                                                 --------------
SECURITIES LENDING COLLATERAL 19.7%
Investment in Securities Lending Short Term
   Investment Portfolio held by U.S. Bank            4,270,214        4,270,214
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $4,270,214)                                                     4,270,214
                                                                 --------------
TOTAL INVESTMENTS 120.0%
(Cost $20,988,574)                                               $   25,983,718
                                                                 --------------
LIABILITIES IN EXCESS OF OTHER ASSETS - (20.0)%                  $   (4,327,440)
                                                                 --------------
NET ASSETS - 100.0%                                              $   21,656,278

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at June 30, 2007


--------------------------------------------------------------------------------

UTILITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          June 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 99.4%

Exelon Corp.                                            23,468   $    1,703,777
TXU Corp.+                                              20,107        1,353,201
Dominion Resources, Inc.                                14,752        1,273,245
Southern Co.+                                           33,957        1,164,385
Public Service Enterprise Group, Inc.                   12,952        1,136,927
FPL Group, Inc.+                                        19,344        1,097,579
Entergy Corp.                                           10,205        1,095,507
Edison International+                                   19,347        1,085,754
Duke Energy Corp.                                       59,144        1,082,335
PPL Corp.                                               23,052        1,078,603
FirstEnergy Corp.                                       16,305        1,055,423
American Electric Power Co., Inc.                       21,469          966,964
Constellation Energy Group, Inc.                        10,699          932,632
PG&E Corp.                                              20,254          917,506
Sempra Energy+                                          15,474          916,525
AES Corp.*                                              41,741          913,293
NRG Energy, Inc.*                                       20,756          862,827
Reliant Energy, Inc.*+                                  30,695          827,230
Mirant Corp.*                                           18,890          805,658
Questar Corp.                                           14,578          770,447
Progress Energy, Inc.+                                  16,765          764,316
Consolidated Edison, Inc.+                              16,683          752,737
Ameren Corp.+                                           15,053          737,747
Allegheny Energy, Inc.*                                 13,628          705,113
DTE Energy Co.+                                         14,279          688,533
KeySpan Corp.                                           15,336          643,805
Xcel Energy, Inc.+                                      30,527          624,888
Oneok, Inc.                                             11,660          587,781
Equitable Resources, Inc.                               11,784          584,015
CenterPoint Energy, Inc.+                               31,732          552,137
Pepco Holdings, Inc.                                    19,363          546,037
NiSource, Inc.+                                         25,148          520,815
Wisconsin Energy Corp.                                  11,530          509,972
Northeast Utilities+                                    17,395          493,322
Energen Corp.                                            8,818          484,461
Energy East Corp.                                       18,515          483,056
Southern Union Co.                                      14,745          480,540
Sierra Pacific Resources*                               26,806          470,713
SCANA Corp.                                             12,205          467,329
Dynegy, Inc.*                                           49,449          466,799
Alliant Energy Corp.+                                   11,853          460,489
CMS Energy Corp.                                        26,614          457,761
TECO Energy, Inc.+                                      26,219          450,442
National Fuel Gas Co.+                                  10,270          444,794
Integrys Energy Group, Inc.                              8,658          439,220
Pinnacle West Capital Corp.                             10,693          426,116

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
OGE Energy Corp.                                        11,389   $      417,407
AGL Resources, Inc.                                     10,028          405,933
Aqua America, Inc.+                                     18,032          405,540
UGI Corp.                                               14,797          403,662
Delta & Pine Land Co.+                                  14,167          401,493
Puget Energy, Inc.                                      15,843          383,084
Atmos Energy Corp.                                      12,492          375,509
Great Plains Energy, Inc.+                              12,087          351,973
Westar Energy, Inc.+                                    13,238          321,419
PNM Resources, Inc.+                                    11,438          317,862
Nicor, Inc.+                                             7,152          306,964
ITC Holdings Corp.                                       7,347          298,509
                                                                 --------------
TOTAL COMMON STOCKS
(Cost $28,884,475)                                                   39,672,111
                                                                 --------------
REPURCHASE AGREEMENTS 0.4%
Collateralized by U.S. Treasury Obligations

Lehman Brothers Holdings, Inc.
   issued 06/29/07 at 4.15% due 07/02/07               156,528          156,528
                                                                 --------------
TOTAL REPURCHASE AGREEMENTS
(Cost $156,527)                                                         156,528
                                                                 --------------
SECURITIES LENDING COLLATERAL 25.8%
Investment in Securities Lending Short Term
Investment Portfolio held by U.S. Bank              10,297,037       10,297,037
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $10,297,037)                                                   10,297,037
                                                                 ==============
TOTAL INVESTMENTS 125.6%
(Cost $39,338,039)                                               $   50,125,676
                                                                 --------------
LIABILITIES IN EXCESS OF OTHER ASSETS - (25.6)%                  $  (10,201,460)
                                                                 --------------
NET ASSETS - 100.0%                                              $   39,924,216

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at June 30, 2007.


--------------------------------------------------------------------------------

ABSOLUTE RETURN STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           June 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                          SHARES          VALUE
--------------------------------------------------------------------------------
COMMON STOCKS 49.7%

FINANCIALS 9.9%
   Travelers Cos, Inc.                                    22,738   $  1,216,131
   Allstate Corp.                                         19,020      1,169,920
   Hartford Financial Services Group, Inc.                 9,760        961,458
   ACE Ltd.                                               13,830        864,652
   Chubb Corp.                                            15,560        842,418
   Cbot Holdings, Inc.*++                                  3,730        770,618
   Goldman Sachs Group, Inc.                               3,530        765,127
   SLM Corp.                                              12,920        743,934
   Bank of New York Co., Inc.                             17,890        741,362
   Sky Financial Group, Inc.                              26,300        732,718
   Spirit Finance Corp.++                                 50,100        729,456
   Yardville National Corp.                               21,310        727,736
   Bristol West Holdings, Inc.                            32,520        727,472
   James River Group, Inc.                                21,850        726,075
   Nuveen Investments, Inc. -- Class A                    11,680        725,912
   Winston Hotels, Inc.                                   48,380        725,700
   International Securities Exchange
      Holdings, Inc.                                      11,090        724,731
   Investors Financial Services Corp.                     11,750        724,623
   Innkeepers USA Trust                                   40,850        724,271
   Ohio Casualty Corp.                                    16,700        723,277
   21st Century Insurance Group                           32,990        721,161
   MAF Bancorp, Inc.++                                    13,270        720,030
   Highland Hospitality Corp.++                           37,500        720,000
   Equity Inns, Inc.                                      32,070        718,368
   Crescent Real Estate EQT Co.++                         31,810        713,816
   Eagle Hospitality Properties Trust, Inc.               53,970        710,245
   Genworth Financial, Inc. -- Class A++                  20,030        689,032
   A.G. Edwards, Inc.                                      8,066        681,980
   Archstone-Smith Trust                                  10,905        644,595
   XL Capital Ltd.++                                       7,320        617,003
   Radian Group, Inc.                                     11,350        612,900
   Capital One Financial Corp.++                           7,550        592,222
   UnumProvident Corp.++                                  19,770        516,195
   Cincinnati Financial Corp.                             10,930        474,362
   Everest Re Group Ltd.                                   3,750        407,400
   Old Republic International Corp.                       18,770        399,050
   Fidelity National Financial, Inc.
      -- Class A++                                        16,560        392,472

                                                                         MARKET
                                                          SHARES          VALUE
--------------------------------------------------------------------------------
   HSBC Holdings PLC  -- SP ADR++                          3,910   $    358,821
   American Financial Group, Inc.++                       10,380        354,477
   Protective Life Corp.                                   6,630        316,980
   Loews Corp.                                             6,180        315,056
   W.R. Berkley Corp.                                      8,300        270,082
   Commerce Group, Inc.++                                  7,740        268,733
   Vornado Realty Trust++                                  2,340        257,026
   J.P. Morgan Chase & Co.                                 4,930        238,859
   AmeriCredit Corp.*                                      8,610        228,596
   Boston Properties, Inc.++                               2,120        216,516
   UBS AG, Inc.                                            3,580        214,836
   Compass Bancshares, Inc.                                2,690        185,556
   Banco Santander Central Hispano SA
      -- SP ADR                                            9,670        177,735
   Apartment Investment & Management Co.
      -- Class A++                                         3,500        176,470
   Janus Capital Group, Inc.++                             6,230        173,443
   Barclays  PLC++                                         3,060        170,717
   Allianz AG - SP ADR++                                   7,230        168,242
   Horace Mann Educators Corp.                             7,890        167,584
   Banco Bilbao Vizcaya Argentaria SA --
      SP ADR++                                             6,810        166,028
   ING Groep N.V. -- SP ADR++                              3,450        151,697
   Deutsche Bank AG++                                      1,030        149,082
   Lloyds TSB Group PLC -- SP ADR                          3,320        148,470
   AXA -- SP ADR++                                         3,060        131,702
   ABN AMRO Holding N.V. - SP ADR                          2,670        122,606
   Credit Suisse Group                                     1,520        107,859
   Highwoods Properties, Inc.++                            2,390         89,625
   Marsh & McLennan Cos., Inc.++                           2,320         71,642
   ProLogis++                                              1,180         67,142
   Host Hotels & Resorts, Inc.++                           2,810         64,967
   First American Corp.++                                  1,280         63,360
   Federated Investors, Inc. -- Class B                      950         36,414
   Potlatch Corp.++                                          540         23,247
   Cousins Properties, Inc.++                                760         22,048


--------------------------------------------------------------------------------

ABSOLUTE RETURN STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           June 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                          SHARES          VALUE
--------------------------------------------------------------------------------
TOTAL FINANCIALS                                                   $ 32,074,040
                                                                   ------------

CONSUMER DISCRETIONARY 8.1%
   Cablevision Sys Corp. -- Class A*                      38,780      1,403,448
   Time Warner, Inc.                                      48,040      1,010,762
   Home Depot, Inc.                                       22,540        886,949
   Riviera Holdings Corp.*                                23,990        872,036
   Dow Jones & Co., Inc.                                  13,630        783,043
   Dollar General Corp.                                   33,280        729,498
   Vertrue, Inc.*                                         14,950        729,261
   Oakley, Inc.                                           25,660        728,744
   XM Satellite Radio Holdings, Inc.*++                   61,870        728,210
   ServiceMaster Co.                                      46,650        721,209
   Genesco, Inc.*++                                       13,750        719,262
   Harrah's Entertainment, Inc.                            8,410        717,037
   Stride Rite Corp.                                      35,260        714,368
   Station Casinos, Inc.                                   8,200        711,760
   Harman International Industries, Inc.                   6,080        710,144
   Catalina Marketing Corp.++                             22,520        709,380
   Levitt Corp. -- Class A                                75,050        707,721
   1-800 Contacts, Inc.*++                                30,118        706,568
   Penn National Gaming, Inc.*                            11,680        701,851
   Lear Corp.*                                            19,670        700,449
   Tribune Co.                                            23,710        697,074
   CKX, Inc.*++                                           49,487        683,910
   Lowe's Cos., Inc.                                      21,730        666,894
   Carnival Corp.                                         13,360        651,567
   Macy's, Inc.                                           12,250        487,305
   Gannett Co., Inc.++                                     6,340        348,383
   Johnson Controls, Inc.++                                2,590        299,844
   Whirlpool Corp.++                                       2,600        289,120
   Mohawk Industries, Inc.*++                              2,540        256,007
   McDonald's Corp.                                        4,990        253,292
   DIRECTV Group, Inc.*                                    9,660        223,243
   Dillard's, Inc. -- Class A++                            6,000        215,580
   Liberty Media Corp - Interactive*                       9,420        210,349
   Expedia, Inc.*++                                        6,500        190,385
   Goodyear Tire & Rubber Co.*++                           5,180        180,057
   IAC/InterActiveCorp*                                    4,990        172,704
   Hanesbrands, Inc.*++                                    6,170        166,775
   Brunswick Corp.++                                       5,040        164,455
   Magna International, Inc. -- Class A++                  1,800        163,782
   Belo Corp. -- Class A                                   6,960        143,306

                                                                         MARKET
                                                          SHARES          VALUE
--------------------------------------------------------------------------------
   DaimlerChrysler AG++                                    1,540   $    141,603
   Regis Corp.                                             3,690        141,142
   American Greetings Corp. -- Class A                     4,730        134,001
   Scholastic Corp.*++                                     3,640        130,822
   Mattel, Inc.++                                          4,890        123,668
   Nordstrom, Inc.++                                       2,340        119,621
   BorgWarner, Inc.                                        1,350        116,154
   M.D.C. Holdings, Inc.++                                 2,400        116,064
   Lennar Corp. -- Class A++                               3,150        115,164
   Priceline.com, Inc.*++                                  1,590        109,297
   AutoZone, Inc.*++                                         780        106,564
   Polo Ralph Lauren Corp.++                               1,070        104,978
   Autoliv, Inc.                                           1,840        104,641
   TRW Automotive Holdings Corp.*                          2,810        103,492
   Nutri/System, Inc.*++                                   1,470        102,665
   Lee Enterprises, Inc.                                   4,450         92,827
   Comcast Corp. -- Class A*++                             3,280         92,234
   Gentex Corp.                                            4,500         88,605
   KB HOME                                                 2,220         87,401
   Media General, Inc.                                     2,570         85,504
   Modine Manufacturing Co.                                3,710         83,846
   Cooper Tire & Rubber Co.++                              3,010         83,136
   The Walt Disney Co.++                                   2,360         80,570
   Sotheby's Holdings, Inc. -- Class A                     1,700         78,234
   American Eagle Outfitters, Inc.                         2,960         75,954
   Big Lots, Inc.*++                                       2,500         73,550
   Tenneco, Inc.*                                          2,090         73,234
   Hasbro, Inc.++                                          2,230         70,044
   Koninklijke Philips Electronics N.V.                    1,590         67,289
   American Axle & Manufacturing
      Holdings, Inc.                                       2,220         65,756
   Dollar Tree Stores, Inc.*                               1,500         65,325
   Gmarket, Inc. -- SP ADR*++                              3,270         63,536
   GSI Commerce, Inc.*                                     2,770         62,907
   Luxottica Group -- SP ADR                               1,620         62,597
   Phillips-Van Heusen Corp.++                             1,000         60,570
   LKQ Corp.*++                                            2,390         58,937
   Systemax, Inc.++                                        2,820         58,684
   OfficeMax, Inc.                                         1,380         54,234
   Visteon Corp.*++                                        5,870         47,547
   Kohl's Corp.*                                             650         46,169
   Delphi Corp.*++                                        19,190         45,505
   ArvinMeritor, Inc.++                                    1,950         43,290
   Payless Shoesource, Inc.*++                             1,320         41,646
   WPP Group  PLC -- SP ADR                                  430         32,143


--------------------------------------------------------------------------------

ABSOLUTE RETURN STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           June 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                          SHARES          VALUE
--------------------------------------------------------------------------------
   GameStop Corp. -- Class A*                                620   $     24,242
   Ross Stores, Inc.++                                       620         19,096
   Netflix, Inc.*++                                          950         18,421
   Brinker International, Inc.++                             590         17,269
   Aeropostale, Inc.*                                        310         12,921
   Bob Evans Farms, Inc.++                                   300         11,055
TOTAL CONSUMER DISCRETIONARY                                         25,969,886
                                                                   ------------

INFORMATION TECHNOLOGY 6.0%
   Hewlett-Packard Co.                                    43,282      1,931,158
   aQuantive, Inc.*++                                     11,830        754,754
   Avaya, Inc.*++                                         43,530        733,045
   Color Kinetics, Inc.*                                  21,830        729,340
   Covansys Corp.*                                        21,460        728,138
   eCollege.com, Inc.*++                                  32,660        726,685
   BISYS Group, Inc.*                                     61,240        724,469
   Authorize.Net Holdings, Inc.*                          40,480        724,187
   First Data Corp.                                       22,050        720,373
   Agile Software Corp.*                                  89,003        717,364
   Alliance Data Systems Corp.*                            9,280        717,158
   CDW Corp.*                                              8,304        705,591
   Ceridian Corp.*                                        20,018        700,630
   Aeroflex, Inc.*                                        49,170        696,739
   Solectron Corp.*                                      189,133        696,009
   Affiliated Computer Services, Inc.
      -- Class A*                                         12,040        682,909
   Acxiom Corp.++                                         25,443        672,967
   Xerox Corp.*                                           35,070        648,094
   Inter-Tel, Inc.++                                      26,930        644,435
   Motorola, Inc.++                                       34,090        603,393
   Computer Sciences Corp.*                                8,730        516,380
   Micron Technology, Inc.*++                             29,870        374,271
   Teradyne, Inc.*++                                      19,010        334,196
   Novell, Inc.*                                          36,780        286,516
   Vishay Intertechnology, Inc.*                          17,400        275,268
   Jabil Circuit, Inc.                                     9,340        206,134
   MPS Group, Inc.*                                       13,360        178,623
   Imation Corp.++                                         4,580        168,819
   Nokia OYJ -- SP ADR                                     5,700        160,227
   Palm, Inc.*++                                           9,400        150,494
   BMC Software, Inc.*                                     4,950        149,985
   Cree, Inc.*++                                           5,600        144,760
   Avnet, Inc.*++                                          3,620        143,497
   CommScope, Inc.*++                                      1,950        113,783
   Polycom, Inc.*                                          3,270        109,872
   Convergys Corp.*                                        4,350        105,444
   Applied Materials, Inc.++                               4,910         97,562
   Telefonaktiebolaget LM Ericsson
      -- SP ADR++                                          2,080         82,971
   Sun Microsystems, Inc.*                                14,550         76,533
   Mentor Graphics Corp.*                                  5,800         76,386

                                                                         MARKET
                                                          SHARES          VALUE
--------------------------------------------------------------------------------
   Nvidia Corp.*                                           1,820   $     75,184
   Electronic Data Systems Corp.                           2,510         69,602
   SAP AG -- SP ADR++                                      1,240         63,327
   Intersil Corp. -- Class A                               1,220         38,381
   Novellus Systems, Inc.*++                               1,190         33,760
   Macrovision Corp.*++                                      760         22,846
   Advent Software, Inc.*++                                  490         15,950
TOTAL INFORMATION TECHNOLOGY                                         19,328,209
                                                                   ------------

INDUSTRIALS 5.3%
   Tyco International Ltd.                                42,321      1,430,008
   CSX Corp.                                              18,250        822,710
   Cummins, Inc.                                           7,540        763,123
   Infrasource Services, Inc.*++                          19,990        741,629
   PHH Corp.*                                             23,370        729,378
   Waste Management, Inc.                                 18,650        728,282
   Armor Holdings, Inc.*                                   8,370        727,102
   Laidlaw International, Inc.                            20,960        724,168
   Interpool                                              26,820        721,458
   EGL, Inc.*++                                           15,410        716,257
   Florida East Coast Industries, Inc.++                   8,600        713,628
   Norfolk Southern Corp.++                               13,190        693,398
   Washington Group International, Inc.*                   8,500        680,085
   Eaton Corp.++                                           6,600        613,800
   Paccar, Inc.++                                          3,720        323,789
   Lockheed Martin Corp.++                                 3,410        320,983
   Timken Co.++                                            8,680        313,435
   Ryder System, Inc.                                      5,510        296,438
   DRS Technologies, Inc.++                                4,890        280,050
   United Rentals, Inc.*                                   8,090        263,249
   Kirby Corp.*++                                          6,660        255,677
   GATX Corp.++                                            5,180        255,115
   Alexander & Baldwin, Inc.++                             4,800        254,928
   YRC Worldwide, Inc.*++                                  6,370        234,416
   Diana Shipping, Inc.                                   10,080        225,792
   Seaspan Corp.++                                         6,880        221,398
   Werner Enterprises, Inc.++                             10,200        205,530
   Terex Corp.*                                            2,470        200,811
   Horizon Lines, Inc. -- Class A++                        5,950        194,922
   Deere & Co.++                                           1,540        185,940
   Kelly Services, Inc.                                    6,740        185,080
   Siemens AG -- SP ADR                                    1,170        167,380
   RR Donnelley & Sons Co.                                 3,530        153,590
   Foster Wheeler, Ltd.*                                   1,380        147,646
   American Standard Cos., Inc.                            2,030        119,729
   SPX Corp.++                                             1,240        108,884


--------------------------------------------------------------------------------

ABSOLUTE RETURN STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           June 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                          SHARES          VALUE
--------------------------------------------------------------------------------
   DryShips, Inc.                                          2,450   $    106,281
   AGCO Corp.*++                                           2,440        105,920
   Shaw Group, Inc.*                                       2,230        103,227
   KBR, Inc.*                                              3,920        102,822
   Chicago Bridge & Iron, Co. N.V.                         2,350         88,689
   Genco Shipping & Trading Ltd.++                         1,880         77,569
   Granite Construction, Inc.                              1,200         77,016
   EMCOR Group, Inc.*                                      1,040         75,816
   URS Corp.*                                              1,560         75,738
   Eagle Bulk Shipping, Inc.++                             3,110         69,695
   ITT Industries, Inc.                                    1,020         69,646
   Deluxe Corp.++                                          1,680         68,225
   Perini Corp.*                                           1,060         65,222
   Sequa Corp. -- Class A*                                   550         61,600
   Quintana Maritime Ltd.++                                3,260         51,573
   Flowserve Corp.++                                         540         38,664
   Insituform Technologies, Inc.
      -- Class A*++                                        1,760         38,386
   JetBlue Airways Corp.*++                                2,410         28,318
   Ryanair Holdings PLC -- SP ADR*++                         690         26,048
   Herman Miller, Inc.                                       810         25,596
   Protection One, Inc.*                                       1             15
TOTAL INDUSTRIALS                                                    17,075,859
                                                                   ------------

HEALTH CARE 4.4%
   Pfizer, Inc.                                           49,906      1,275,976
   WellPoint, Inc.*                                       12,420        991,489
   Tanox, Inc.*++                                         38,630        749,808
   Cholestech Corp.*++                                    33,716        741,415
   Triad Hospitals, Inc.*                                 13,480        724,685
   Sierra Health Services, Inc.*                          17,360        721,829
   Cytyc Corp.*++                                         16,710        720,368
   Genesis HealthCare Corp.*++                            10,500        718,410
   Symbion, Inc.*++                                       32,920        714,693
   Bausch & Lomb, Inc.                                     9,774        678,707
   Aetna, Inc.                                            13,520        667,888
   McKesson Corp.++                                        9,490        565,984
   Schering-Plough Corp.                                  16,730        509,261
   Coventry Health Care, Inc.*                             7,320        421,998
   King Pharmaceuticals, Inc.*                            15,150        309,969
   Quest Diagnostics, Inc.++                               6,000        309,900
   Medco Health Solutions, Inc.*                           3,740        291,683
   Community Health Systems, Inc.*                         7,160        289,622
   Lincare Holdings, Inc.*                                 6,870        273,769
   Novartis AG -- SP ADR                                   4,570        256,240
   GlaxoSmithKline PLC -- SP ADR                           4,640        242,997

                                                                         MARKET
                                                          SHARES          VALUE
--------------------------------------------------------------------------------
   Apria Healthcare Group, Inc.*                           8,290   $    238,503
   CIGNA Corp.                                             4,440        231,857
   Kindred Healthcare, Inc.*                               7,360        226,099
   LifePoint Hospitals, Inc.*++                            5,430        210,032
   Health Management Associates, Inc.
      -- Class A++                                        14,450        164,152
   AstraZeneca  PLC -- SP ADR                              2,820        150,814
   WellCare Health Plans, Inc.*++                          1,630        147,531
   Eli Lilly & Co.                                         2,580        144,170
   Manor Care, Inc.                                        2,030        132,539
   Baxter International, Inc.                              1,990        112,117
   Varian, Inc.*                                           1,410         77,310
   Humana, Inc.*                                             970         59,083
   Sanofi-Aventis SA -- SP ADR                             1,410         56,781
   Alcon, Inc.                                               340         45,869
   DENTSPLY International, Inc.                            1,160         44,382
   Health Net, Inc.*                                         800         42,240
   Teva Pharmaceutical Industries Ltd.
      -- SP ADR++                                            840         34,650
   Valeant Pharmaceuticals International++                 1,570         26,203
   Perrigo Co.++                                           1,230         24,083
TOTAL HEALTH CARE                                                    14,345,106
                                                                   ------------

ENERGY 3.7%
   ConocoPhillips                                         21,130      1,658,705
   Valero Energy Corp.                                    13,310        983,077
   Horizon Offshore, Inc.*++                              38,370        736,704
   Hanover Compressor Co.*++                              29,890        712,876
   Todco -- Class A*                                      14,860        701,541
   Hess Corp.                                             10,150        598,444
   Chesapeake Energy Corp.++                              16,180        559,828
   Apache Corp.                                            6,550        534,415
   Marathon Oil Corp.                                      7,740        464,090
   Overseas Shipholding Group, Inc.                        4,790        389,906
   Anadarko Petroleum Corp.                                6,890        358,211
   XTO Energy, Inc.                                        5,960        358,196
   BP PLC -- SP ADR                                        4,710        339,779
   Williams Cos., Inc.                                    10,320        326,318
   Total SA -- SP ADR++                                    3,980        322,300
   Cameron International Corp.*++                          3,800        271,586


--------------------------------------------------------------------------------

ABSOLUTE RETURN STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           June 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                          SHARES          VALUE
--------------------------------------------------------------------------------
   Cimarex Energy Co.                                      6,360   $    250,648
   Noble Energy, Inc.                                      3,900        243,321
   Pogo Producing Co.++                                    4,600        233,634
   National-Oilwell Varco, Inc.*                           2,230        232,455
   Royal Dutch Shell  PLC -- SP ADR                        2,610        211,932
   Noble Corp.                                             2,080        202,842
   ENSCO International, Inc.++                             2,560        156,186
   ENI-Ente Nazionale Idrocarburi -- SP ADR                2,120        153,382
   Transocean, Inc.*++                                     1,270        134,595
   Baker Hughes, Inc.                                      1,390        116,941
   Tenaris SA -- SP ADR++                                  2,270        111,139
   El Paso Corp.                                           6,280        108,204
   Weatherford International Ltd.*                         1,800         99,432
   GlobalSantaFe Corp.                                     1,290         93,203
   Diamond Offshore Drilling, Inc.++                         840         85,310
   Grant Prideco, Inc.*                                    1,380         74,285
   Tidewater, Inc.++                                         870         61,666
   Superior Energy Services*                               1,310         52,295
TOTAL ENERGY                                                         11,937,446
                                                                   ------------

UTILITIES 3.3%
   KeySpan Corp.++                                        17,340        727,933
   Cascade Natural Gas Corp.                              27,350        722,313
   TXU Corp.++                                            10,620        714,726
   Aquila, Inc.*++                                       172,400        705,116
   NorthWestern Corp.                                     21,830        694,412
   Constellation Energy Group, Inc.                        6,540        570,092
   Edison International++                                  8,930        501,152
   AES Corp.*                                             18,340        401,279
   NRG Energy, Inc.*                                       9,060        376,624
   Mirant Corp.*                                           8,740        372,761
   Duke Energy Corp.                                      16,720        305,976
   Xcel Energy, Inc.++                                    13,680        280,030
   DTE Energy Co.++                                        5,640        271,961
   FPL Group, Inc.++                                       4,540        257,600
   Entergy Corp.                                           2,370        254,420
   Huaneng Power International, Inc.
      - SP ADR++                                           4,780        222,031
   Sierra Pacific Resources*                              11,740        206,154
   E.ON AG -- SP ADR++                                     3,600        200,304
   Questar Corp.                                           3,000        158,550
   Westar Energy, Inc.++                                   5,780        140,338
   Black Hills Corp.++                                     3,360        133,560
   Energy East Corp.                                       4,630        120,797
   Ormat Technologies, Inc.++                              3,120        117,562
   Northeast Utilities++                                   4,090        115,992

                                                                         MARKET
                                                          SHARES          VALUE
--------------------------------------------------------------------------------
   Southern Co.++                                          3,300   $    113,157
   AGL Resources, Inc.                                     2,570        104,034
   Suez SA -- SP ADR++                                     1,810        103,749
   PPL Corp.++                                             2,180        102,002
   FirstEnergy Corp.                                       1,570        101,626
   Energen Corp.                                           1,830        100,540
   Southern Union Co.                                      3,070        100,051
   CenterPoint Energy, Inc.++                              5,700         99,180
   American Electric Power Co., Inc.                       2,090         94,134
   National Fuel Gas Co.++                                 2,130         92,250
   Oneok, Inc.                                             1,770         89,226
   UGI Corp.                                               3,060         83,477
   Atmos Energy Corp.                                      2,600         78,156
   Reliant Energy, Inc.*                                   2,840         76,538
   Progress Energy, Inc.++                                 1,660         75,679
   IDACORP, Inc.++                                         2,160         69,206
   CMS Energy Corp.                                        3,710         63,812
   Piedmont Natural Gas Co.++                              2,570         63,351
   Nicor, Inc.++                                           1,470         63,092
   WGL Holdings, Inc.                                      1,900         62,016
   New Jersey Resources Corp.++                            1,160         59,183
   Southwest Gas Corp.                                     1,600         54,096
   South Jersey Industries, Inc.++                         1,360         48,117
   Pinnacle West Capital Corp.                             1,050         41,843
   TECO Energy, Inc.++                                     1,210         20,788
   Pepco Holdings, Inc.                                      730         20,586
   Dynegy, Inc. -- Class A*                                1,190         11,234
TOTAL UTILITIES                                                      10,562,806
                                                                   ------------

TELECOMMUNICATION SERVICES 3.3%
   AT&T, Inc.                                             88,070      3,654,905
   Verizon Communications, Inc.                           41,030      1,689,205
   Eschelon Telecom*                                      24,420        722,832
   Alltel Corp.++                                         10,440        705,222
   CT Communications, Inc.                                23,063        703,652
   Vodafone Group PLC -- SP ADR++                         15,450        519,583
   CenturyTel, Inc.                                        7,380        361,989
   China Mobile Hong Kong Ltd. -- SP ADR                   5,050        272,195
   Qwest Communications International,
      Inc.*++                                             24,450        237,165
   America Movil SAB de CV -- SP ADR++                     3,270        202,511
   Telefonica SA -- SP ADR                                 2,880        192,269
   Telephone & Data Systems, Inc.                          2,610        163,308


--------------------------------------------------------------------------------

ABSOLUTE RETURN STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           June 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                          SHARES          VALUE
--------------------------------------------------------------------------------
   BT Group PLC -- SP ADR                                  2,220   $    147,808
   Deutsche Telekom AG -- SP ADR++                         6,130        112,853
   Rogers Communications, Inc. -- Class B++                2,300         97,727
   Mobile Telesystems -- SP ADR                            1,570         95,095
   Vimpel-Communications -- SP ADR                           850         89,556
   American Tower Corp. -- Class A*                        1,660         69,720
   SK Telecom Co., Ltd. -- SP ADR++                        2,490         68,101
   France Telecom SA -- SP ADR                             2,450         67,326
   Turkcell Iletisim Hizmet AS, Inc. -- SP ADR             3,790         63,104
   NII Holdings, Inc. -- Class B*                            770         62,170
   Telecom Italia  -- SP ADR++                             2,120         58,215
   U.S. Cellular Corp.*                                      610         55,266
   Philippine Long Distance Telephone
      Co. -- SP ADR++                                        930         53,196
   Crown Castle International Corp.*++                     1,180         42,799
TOTAL TELECOMMUNICATION SERVICES                                     10,507,772
                                                                   ------------

CONSUMER STAPLES 3.0%
   Wal-Mart Stores, Inc.                                  54,220      2,608,524
   Safeway, Inc.                                          33,180      1,129,115
   Reynolds American, Inc.++                              12,720        829,344
   SUPERVALU, Inc.                                        17,410        806,431
   Topp++                                                 73,510        772,590
   Pathmark Stores, Inc.*                                 57,470        744,811
   Pepsi Bottling Group, Inc.                             13,510        455,017
   Kroger Co.                                             14,570        409,854
   Smithfield Foods, Inc.*                                 9,930        305,745
   UST, Inc.                                               5,170        277,681
   Energizer Holdings, Inc.*++                             2,770        275,892
   Constellation Brands, Inc. -- Class A*++                8,250        200,310
   Tyson Foods, Inc. -- Class A                            6,940        159,898
   Walgreen Co.                                            3,460        150,648
   Diageo PLC -- SP ADR                                    1,700        141,627
   Unilever N.V.++                                         4,480        138,970
   Alberto-Culver Co.                                      5,500        130,460
   Molson Coors Brewing Co. -- Class B++                     740         68,420

                                                                         MARKET
                                                          SHARES          VALUE
--------------------------------------------------------------------------------
   Cadbury Schweppes PLC -- SP ADR                         1,210   $     65,703
TOTAL CONSUMER STAPLES                                                9,671,040
                                                                   ------------

MATERIALS 2.7%
   Abitibi -- Consolidated Inc.*++                       291,060        855,716
   IPSCO, Inc.                                             4,580        727,670
   Myers Industries, Inc.                                 32,310        714,374
   Pioneer Cos., Inc.*++                                  20,780        714,209
   Dow Chemical Co.                                       10,430        461,215
   United States Steel Corp.++                             3,730        405,637
   Alcoa, Inc.                                             9,820        398,005
   Temple-Inland, Inc.                                     5,630        346,414
   Anglo American PLC -- SP ADR                            9,330        273,742
   BHP Billiton Ltd. -- SP ADR++                           4,410        263,497
   Rio Tinto PLC -- SP ADR++                                 840        257,141
   Pactiv Corp.*++                                         6,470        206,328
   Owens-Illinois, Inc.*                                   4,220        147,700
   Arcelor Mittal++                                        2,270        141,648
   Allegheny Technologies, Inc.++                          1,270        133,198
   Companhia Vale do Rio Doce -- SP ADR++                  2,950        131,422
   Ball Corp.++                                            2,400        127,608
   Eastman Chemical Co.++                                  1,980        127,373
   BASF AG -- SP ADR                                         930        121,560
   Valspar Corp.                                           4,250        120,742
   Sealed Air Corp.                                        3,600        111,672
   Sonoco Products Co.                                     2,600        111,306
   Crown Holdings, Inc.*                                   4,350        108,619
   Smurfit-Stone Container Corp.*                          7,790        103,685
   POSCO -- SP ADR                                           850        102,000
   Worthington Industries, Inc.                            4,560         98,724
   Alcan, Inc.                                             1,190         96,747
   Ashland, Inc.                                           1,500         95,925
   Steel Dynamics, Inc.++                                  2,260         94,717
   Bemis Co.                                               2,850         94,563
   Albemarle Corp.                                         2,440         94,013
   Southern Copper Corp.++                                   990         93,317
   Packaging Corporation of America                        3,450         87,320
   AptarGroup, Inc.                                        2,410         85,700
   Silgan Holdings, Inc.                                   1,440         79,603
   Cabot Corp.                                             1,550         73,904
   Barrick Gold Corp.                                      2,510         72,966
   Teck Cominco Ltd. - Class B                             1,560         66,300
   Greif, Inc. -- Class A                                  1,050         62,591


--------------------------------------------------------------------------------

ABSOLUTE RETURN STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           June 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                          SHARES          VALUE
--------------------------------------------------------------------------------
   Nucor Corp.                                               980   $     57,477
   Goldcorp, Inc.++                                        2,410         57,093
   E.I. du Pont de Nemours and Co.++                       1,100         55,924
   Rock-Tenn Co. -- Class A                                1,740         55,193
   Louisiana-Pacific Corp.++                               2,030         38,408
   Freeport-McMoRan Copper & Gold,
      Inc. -- Class B                                        380         31,472
   Airgas, Inc.                                              380         18,202
   Ferro Corp.                                               360          8,975
TOTAL MATERIALS                                                       8,731,615
                                                                   ------------

TOTAL COMMON STOCKS
   (Cost $152,289,419)                                              160,203,779
                                                                   ------------

EXCHANGE TRADED FUNDS  6.0%
   IShares GSCI Commodity Indexed Trust*++               266,220     11,311,688
   iShares MSCI Emerging Markets Index Fund*++            60,540      7,970,091
                                                                   ------------

TOTAL EXCHANGE TRADED FUNDS
   (Cost $18,314,449)                                                19,281,779
                                                                   ------------

                                                            FACE         MARKET
                                                          AMOUNT          VALUE
--------------------------------------------------------------------------------
FEDERAL AGENCY DISCOUNT NOTES 2.2%
Freddie Mac 5.13% due 08/27/07+                      $ 7,000,000      6,944,140
                                                                   ------------

TOTAL FEDERAL AGENCY DISCOUNT NOTES
   (Cost $6,944,140)                                                  6,944,140
                                                                   ------------

REPURCHASE AGREEMENTS 37.2%
Collateralized by U.S. Treasury Obligations
   Mizuho Financial Group, Inc.
      issued 06/29/07 at 4.50% due 07/02/07           34,333,242     34,333,242
   Credit Suisse Group issued
      06/29/07 at 4.45% due 07/02/07                  42,804,461     42,804,461
   Morgan Stanley issued 06/29/07 at 4.25%
      due 07/02/07                                     2,275,497      2,275,497
   Lehman Brothers Holdings, Inc. issued
      06/29/07 at 4.15% due 07/02/07                  35,035,647     35,035,647
   Morgan Stanley issued 06/29/07 at 4.14%
      due 07/02/07                                   $ 5,487,965   $  5,487,965
                                                                   ------------

TOTAL REPURCHASE AGREEMENTS
   (Cost $119,936,812)                                              119,936,812
                                                                   ------------

SECURITIES LENDING COLLATERAL 13.9%
Investment in Securities Lending Short Term
  Investment Portfolio held by U.S. Bank              44,920,420     44,920,420
                                                                   ------------

TOTAL SECURITIES LENDING COLLATERAL
(Cost $44,920,420)                                                   44,920,420
TOTAL LONG SECURITIES 109.0%
(Cost $342,405,240)                                                $351,286,930
                                                                   ------------

                                                                         MARKET
                                                          SHARES          VALUE
--------------------------------------------------------------------------------
COMMON STOCKS SOLD SHORT (27.3)%

TELECOMMUNICATION SERVICES (0.2)%
   NeuStar, Inc.*                                          9,530       (276,084)
   Sprint Nextel Corp.                                    24,232       (501,845)
TOTAL TELECOMMUNICATION SERVICES                                       (777,929)
                                                                   ------------

UTILITIES (0.7)%
   Hawaiian Electric Industries, Inc.                      2,763        (65,455)
   Ameren Corp.                                            3,863       (189,326)
   Equitable Resources, Inc.                               5,082       (251,864)
   Aqua America, Inc.                                     14,490       (325,880)
   Allegheny Energy, Inc.*                                 6,525       (337,603)
   Great Plains Energy, Inc.                              15,913       (463,387)
   Exelon Corp.                                            9,711       (705,019)
TOTAL UTILITIES                                                      (2,338,534)
                                                                   ------------

MATERIALS (1.1)%
   Olin Corp.                                              1,574        (33,054)
   Glatfelter                                              2,863        (38,908)
   Lyondell Chemical Co.                                   1,422        (52,785)
   Newmont Mining Corp.                                    1,604        (62,652)
   Weyerhaeuser Co.                                          978        (77,193)
   Rohm & Haas Co.                                         1,795        (98,151)
   International Paper Co.                                 3,035       (118,517)
   RPM International, Inc.                                 7,925       (183,147)
   Florida Rock Industries, Inc.                           3,580       (241,650)
   Sigma-Aldrich Corp.                                     6,151       (262,463)
   Ecolab, Inc.                                            8,502       (363,035)
   Vulcan Materials Co.                                    3,329       (381,304)


--------------------------------------------------------------------------------

ABSOLUTE RETURN STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           June 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                          SHARES          VALUE
--------------------------------------------------------------------------------
   Monsanto Co.                                           10,669   $   (720,584)
   Bowater, Inc.                                          39,278       (979,986)
TOTAL MATERIALS                                                      (3,613,429)
                                                                   ------------

CONSUMER STAPLES (2.6)%
   Universal Corp./Richmond VA                               837        (50,990)
   HJ Heinz Co.                                            3,499       (166,098)
   Whole Foods Market, Inc.                                5,666       (217,008)
   Great Atlantic & Pacific Tea Co.*                       8,037       (269,561)
   Brown-Forman Corp.                                      3,691       (269,738)
   Archer-Daniels-Midland Co.                             12,433       (411,408)
   Sara Lee Corp.                                         25,604       (445,510)
   Costco Wholesale Corp.                                  7,785       (455,578)
   Hansen Natural Corp.*                                  11,406       (490,230)
   Clorox Co.                                             13,029       (809,101)
   Hershey Co.                                            16,951       (858,060)
   WM Wrigley Jr Co.                                      18,978     (1,049,673)
   Avon Products, Inc.                                    35,022     (1,287,058)
   Colgate-Palmolive Co.                                  24,050     (1,559,642)
TOTAL CONSUMER STAPLES                                               (8,339,655)
                                                                   ------------

CONSUMER DISCRETIONARY (2.7)%
   Borders Group, Inc.                                       887        (16,906)
   Blyth, Inc.                                               645        (17,144)
   Beazer Homes USA, Inc.                                  1,200        (29,604)
   Career Education Corp.*                                   877        (29,616)
   Toll Brothers, Inc.*                                    1,341        (33,498)
   Westwood One, Inc.                                      4,729        (34,001)
   Saks, Inc.                                              1,594        (34,032)
   Furniture Brands International, Inc.                    2,964        (42,089)
   Wyndham Worldwide Corp.*                                1,291        (46,812)
   Hovnanian Enterprises, Inc. -- Class A*                 3,217        (53,177)
   Ryland Group, Inc.                                      1,442        (53,887)
   Valassis Communications, Inc.*                          3,611        (62,073)
   Ford Motor Co.                                          8,280        (77,998)
   Circuit City Stores, Inc.                               5,375        (81,055)
   CBS Corp.                                               2,682        (89,364)
   Centex Corp.                                            2,359        (94,596)
   Office Depot, Inc.*                                     3,307       (100,202)
   Chico's FAS, Inc.*                                      4,246       (103,348)
   Wendy's International, Inc.                             3,146       (115,615)
   EW Scripps Co. -- Class A                               2,914       (133,141)
   Pulte Homes, Inc.                                       6,534       (146,688)

                                                                         MARKET
                                                          SHARES          VALUE
--------------------------------------------------------------------------------
   DR Horton, Inc.                                         7,563    $  (150,731)
   Apollo Group, Inc. -- Class A*                          2,854       (166,759)
   Amazon.Com, Inc.*                                       2,531       (173,146)
   Dick's Sporting Goods, Inc.*                            3,399       (197,720)
   Eastman Kodak Co.                                       7,130       (198,428)
   Strayer Education, Inc.                                 1,574       (207,312)
   DeVry, Inc.                                             6,394       (217,524)
   RadioShack Corp.                                        6,686       (221,574)
   Best Buy Co., Inc.                                      4,900       (228,683)
   Scientific Games Corp. -- Class A*                      6,666       (232,977)
   Carmax, Inc.*                                           9,600       (244,800)
   Urban Outfitters, Inc.*                                11,677       (280,598)
   Coldwater Creek, Inc.*                                 12,797       (297,274)
   ITT Educational Services, Inc.*                         2,562       (300,728)
   Interpublic Group of Cos., Inc.*                       29,395       (335,103)
   Coach, Inc.*                                            9,378       (444,423)
   International Game Technology                          12,333       (489,620)
   General Motors Corp.                                   14,501       (548,138)
   Marriott International/DE, Inc. -- Class A             13,271       (573,838)
   Starbucks Corp.*                                       32,028       (840,415)
   Sirius Satellite Radio, Inc.*                         306,914       (926,880)
TOTAL CONSUMER DISCRETIONARY                                         (8,671,517)
                                                                   ------------

HEALTH CARE (2.9)%
   Medicis Pharmaceutical Corp. -- Class A                 1,008        (30,784)
   Affymetrix, Inc.*                                       1,341        (33,378)
   Advanced Medical Optics, Inc.*                          1,160        (40,461)
   Hillenbrand Industries, Inc.                              766        (49,790)
   Hospira, Inc.*                                          1,685        (65,782)
   CR Bard, Inc.                                             917        (75,772)
   Forest Laboratories, Inc.*                              2,028        (92,578)
   Gen-Probe, Inc.*                                        1,603        (96,853)
   Omnicare, Inc.                                          2,733        (98,552)
   Barr Pharmaceuticals, Inc.*                             2,178       (109,401)
   Varian Medical Systems, Inc.*                           2,914       (123,874)
   Biogen Idec, Inc.*                                      4,336       (231,976)
   Boston Scientific Corp.*                               15,762       (241,789)
   Merck & Co., Inc.                                       5,660       (281,868)
   PDL BioPharma, Inc.*                                   13,987       (325,897)
   Amgen, Inc.*                                            8,169       (451,664)
   Sepracor, Inc.*                                        11,304       (463,690)


--------------------------------------------------------------------------------

ABSOLUTE RETURN STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           June 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                          SHARES          VALUE
--------------------------------------------------------------------------------
   Ventana Medical Systems, Inc.*                          6,112   $   (472,274)
   Tenet Healthcare Corp.*                                72,798       (473,915)
   Hologic, Inc.*                                          9,368       (518,144)
   Vertex Pharmaceuticals, Inc.*                          18,848       (538,299)
   Intuitive Surgical, Inc.*                               3,923       (544,395)
   Celgene Corp.*                                         12,948       (742,309)
   Stryker Corp.                                          13,523       (853,166)
   Inverness Medical
      Innovations, Inc.*                                  17,325       (883,922)
   Gilead Sciences, Inc.*                                 36,426     (1,412,236)
TOTAL HEALTH CARE                                                    (9,252,769)
                                                                   ------------

INDUSTRIALS (3.1)%
   Federal Signal Corp.                                      907        (14,385)
   Mine Safety Appliances Co.                                463        (20,261)
   ChoicePoint, Inc.*                                        645        (27,380)
   Hubbell, Inc. -- Class B                                  514        (27,869)
   Airtran Holdings, Inc.*                                 3,842        (41,955)
   HNI Corp.                                               1,513        (62,033)
   Joy Global, Inc.                                        1,130        (65,913)
   Pentair, Inc.                                           2,289        (88,287)
   Avis Budget Group, Inc.*                                3,722       (105,816)
   Robert Half International, Inc.                         3,166       (115,559)
   Rockwell Automation/DE, Inc.                            2,158       (149,851)
   Masco Corp.                                             6,616       (188,358)
   Caterpillar, Inc.                                       2,520       (197,316)
   Rollins, Inc.                                           9,227       (210,099)
   Southwest Airlines Co.                                 14,460       (215,599)
   Brink's Co.                                             4,669       (288,964)
   Pall Corp.                                              6,303       (289,875)
   Stericycle, Inc.*                                       6,635       (294,992)
   Jacobs Engineering Group, Inc.*                         5,213       (299,800)
   MSC Industrial Direct Co. -- Class A                    6,131       (337,205)
   Corporate Executive Board Co.                           5,314       (344,932)
   General Electric Co.                                    9,270       (354,856)
   Fluor Corp.                                             3,438       (382,890)
   3M Co.                                                  4,550       (394,894)
   United Parcel Service, Inc. -- Class B                  5,769       (421,137)
   Dun & Bradstreet Corp.                                  4,164       (428,809)
   Monster Worldwide, Inc.*                               10,921       (448,853)
   CH Robinson Worldwide, Inc.                             8,874       (466,062)
   Precision Castparts Corp.                               3,853       (467,600)
   Expeditors International Washington, Inc.              11,869       (490,190)

                                                                         MARKET
                                                          SHARES          VALUE
--------------------------------------------------------------------------------
   Fastenal Co.                                           12,868   $   (538,654)
   Rockwell Collins, Inc.                                  8,451       (596,979)
   Pitney Bowes, Inc.                                     12,928       (605,289)
   Quanta Services, Inc.*                                 30,384       (931,877)
TOTAL INDUSTRIALS                                                    (9,914,539)
                                                                   ------------

ENERGY (3.1)%
   Pioneer Natural Resources Co.                           2,128       (103,655)
   Sunoco, Inc.                                            1,664       (132,587)
   Murphy Oil Corp.                                        2,329       (138,436)
   Patterson-UTI Energy, Inc.                              5,686       (149,030)
   BJ Services Co.                                         5,283       (150,248)
   Arch Coal, Inc.                                         4,357       (151,624)
   Rowan Cos., Inc.                                        4,074       (166,953)
   Nabors Industries Ltd.*                                 5,010       (167,234)
   Halliburton Co.                                         8,088       (279,036)
   Cal Dive International, Inc.*                          25,140       (418,078)
   FMC Technologies, Inc.*                                 5,516       (436,978)
   Quicksilver Resources, Inc.*                           11,345       (505,760)
   Forest Oil Corp.*                                      11,969       (505,810)
   Hercules Offshore, Inc.*                               15,682       (507,783)
   Southwestern Energy Co.*                               15,762       (701,409)
   Universal Compression Holdings, Inc.*                  10,478       (759,341)
   Smith International, Inc.                              14,652       (859,193)
   Peabody Energy Corp.                                   23,214     (1,123,093)
   Schlumberger Ltd.                                      32,200     (2,735,068)
TOTAL ENERGY                                                         (9,991,316)
                                                                   ------------

INFORMATION TECHNOLOGY (4.4)%
   Utstarcom, Inc.*                                        3,397        (19,057)
   Tech Data Corp.*                                        1,008        (38,768)
   RF Micro Devices, Inc.*                                11,213        (69,969)
   SRA International, Inc. -- Class A*                     2,945        (74,391)
   Semtech Corp.*                                          4,326        (74,969)
   Powerwave Technologies, Inc.*                          12,383        (82,966)
   Silicon Laboratories, Inc.*                             2,451        (84,829)
   Symantec Corp.*                                         5,385       (108,777)
   Checkfree Corp.*                                        2,863       (115,093)
   Tellabs, Inc.*                                         12,454       (134,005)
   Gartner, Inc.*                                          6,091       (149,778)
   Citrix Systems, Inc.*                                   4,700       (158,249)
   Valueclick, Inc.*                                       6,494       (191,313)
   National Semiconductor Corp.                            7,079       (200,123)
   SanDisk Corp.*                                          4,629       (226,543)


--------------------------------------------------------------------------------

ABSOLUTE RETURN STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           June 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                          SHARES          VALUE
--------------------------------------------------------------------------------
   Advanced Micro Devices, Inc.*                          16,256   $   (232,461)
   Broadcom Corp. -- Class A*                              8,552       (250,146)
   Unisys Corp.*                                          29,830       (272,646)
   Activision, Inc.*                                      15,631       (291,831)
   Parametric Technology Corp.*                           14,764       (319,050)
   Intel Corp.                                            14,290       (339,530)
   F5 Networks, Inc.*                                      4,417       (356,010)
   Ciena Corp.*                                           10,124       (365,780)
   PMC - Sierra, Inc.*                                    47,336       (365,907)
   Corning, Inc.*                                         15,822       (404,252)
   MEMC Electronic Materials, Inc.*                        7,200       (440,064)
   Cognizant Technology
      Solutions Corp. -- Class A*                          5,888       (442,130)
   JDS Uniphase Corp.*                                    35,941       (482,688)
   Network Appliance, Inc.*                               18,615       (543,558)
   Cybersource Corp.*                                     52,360       (631,462)
   Paychex, Inc.                                          17,869       (699,035)
   Electronic Arts, Inc.*                                 17,799       (842,249)
   Apple, Inc.*                                           10,345     (1,262,504)
   Yahoo!, Inc.*                                          52,130     (1,414,287)
   Google, Inc. -- Class A*                                4,850     (2,538,393)
TOTAL INFORMATION TECHNOLOGY                                        (14,222,813)
                                                                   ------------

FINANCIALS (6.5)%
   Webster Financial Corp.                                 1,211        (51,673)
   First Horizon National Corp.                            1,916        (74,724)
   New York Community
      Bancorp, Inc.                                        4,507        (76,709)
   IndyMac Bancorp, Inc.                                   3,317        (96,757)
   Cathay General Bancorp                                  3,015       (101,123)
   Sovereign Bancorp, Inc.                                 4,931       (104,241)
   Astoria Financial Corp.                                 4,558       (114,132)
   Hanover Insurance Group, Inc.                           2,440       (119,048)
   FirstMerit Corp.                                        6,807       (142,471)
   Brown & Brown, Inc.                                     5,829       (146,541)
   Fifth Third Bancorp                                     3,823       (152,041)
   Commerce Bancorp/NJ, Inc.                               5,809       (214,875)
   E*Trade Financial Corp.*                               10,427       (230,332)
   M&T Bank Corp.                                          2,440       (260,836)
   AON Corp.                                               6,333       (269,849)
   Legg Mason, Inc.                                        2,823       (277,727)
   Leucadia National Corp.                                 8,441       (297,545)
   Weingarten Realty Investors                             7,613       (312,894)

                                                                         MARKET
                                                          SHARES          VALUE
--------------------------------------------------------------------------------
   Countrywide Financial Corp.                             9,026   $   (328,095)
   Progressive Corp.                                      14,068       (336,647)
   Waddell & Reed Financial,
      Inc. -- Class A                                     13,452       (349,887)
   SEI Investments Co.                                    12,726       (369,563)
   PNC Financial Services
      Group, Inc.                                          5,330       (381,521)
   Regency Centers Corp.                                   5,536       (390,288)
   Eaton Vance Corp.                                       9,146       (404,070)
   UDR, Inc.                                              16,881       (443,970)
   MGIC Investment Corp.                                   7,835       (445,498)
   Wachovia Corp.                                          8,708       (446,285)
   Macerich Co.                                            6,353       (523,614)
   Kimco Realty Corp.                                     13,765       (524,034)
   Developers Diversified Realty Corp.                    10,750       (566,633)
   CB Richard Ellis Group, Inc.
      -- Class A*                                         17,880       (652,620)
   Washington Mutual, Inc.                                15,843       (675,546)
   BFC Financial Corp.*                                  182,602       (693,888)
   Huntington Bancshares/OH, Inc.                         31,140       (708,124)
   AvalonBay Communities, Inc.                             6,151       (731,231)
   State Street Corp.                                     11,486       (785,642)
   Simon Property Group, Inc.                              8,481       (789,072)
   Mellon Financial Corp.                                 18,202       (800,888)
   IntercontinentalExchange, Inc.*                         5,718       (845,406)
   Moody's Corp.                                          14,208       (883,738)
   Chicago Mercantile Exchange
      Holdings, Inc. -- Class A                            1,806       (965,054)
   Franklin Resources, Inc.                                7,351       (973,787)
   Charles Schwab Corp.                                   51,481     (1,056,390)
   General Growth Properties, Inc.                        35,090     (1,858,016)
TOTAL FINANCIALS                                                    (20,973,025)
                                                                   ------------

TOTAL SOLD SHORT
   (Proceeds $84,953,850)                                           (88,095,526)
TOTAL SHORT SALES (27.3%)
   (Proceeds $84,953,850)                                          $(88,095,526)
TOTAL INVESTMENTS 81.7%
   (Cost $257,451,390)                                             $263,191,404
                                                                   ------------
OTHER ASSETS IN EXCESS OF LIABILITIES - 18.3%                      $ 58,962,164
NET ASSETS - 100.0%                                                $322,153,568
                                                                   ------------


--------------------------------------------------------------------------------

ABSOLUTE RETURN STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           June 30, 2007
--------------------------------------------------------------------------------

                                                                     UNREALIZED
                                                       CONTRACTS    GAIN (LOSS)
--------------------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
September 2007 British Pound
Futures Contracts
   (Aggregate Market Value of
   Contracts $4,637,719)                                      37   $     94,245
September 2007 New Zealand
Dollar Futures Contracts
   (Aggregate Market Value of
   Contracts $4,742,380)                                      62         58,723
September 2007 Nikkei Futures
Contracts
   (Aggregate Market Value of
   Contracts $996,325)                                       110         44,622
September 2007 Australian
Dollar Futures Contracts
   (Aggregate Market Value of
   Contracts $4,653,000                                       55         29,268
September 2007 S&P Futures
Contracts
   (Aggregate Market Value of
   Contracts $63,379,250                                     836          5,155
September 2007 Russell 2000
Futures Contracts
   (Aggregate Market Value of
   Contracts $13,147,180)                                    157            250
September 2007 S&P MidCap
Futures Contracts
   (Aggregate Market Value of
   Contracts $12,382,060)                                    137         (3,800)
                                                                   ------------

(TOTAL AGGREGATE MARKET VALUE OF CONTRACTS
$112,904,839)                                                      $    228,463
                                                                   ------------
FUTURES CONTRACTS SOLD SHORT
September 2007 Swedish Krona
Futures Contracts
   (Aggregate Market Value of
   Contracts $4,402,500)                                      15   $    (90,938)
September 2007 Japanese Yen
Futures Contracts
   (Aggregate Market Value of
   Contracts $4,409,112)                                      43         63,840
September 2007 U.S. Dollar
Futures Contracts
   (Aggregate Market Value of
   Contracts $20,422,500)                                    250        201,213

                                                                     UNREALIZED
                                                       CONTRACTS    GAIN (LOSS)
--------------------------------------------------------------------------------
September 2007 Swiss Franc
Futures Contracts
   (Aggregate Market Value of
   Contracts $4,527,600)                                      44   $    (41,100)
(TOTAL AGGREGATE MARKET VALUE OF CONTRACTS
$33,761,713)                                                       $    133,015
                                                                   ------------

                                                        NOTIONAL
                                                       PRINCIPAL
                                                     -----------
CREDIT DEFAULT SWAP AGREEMENTS
PROTECTION SOLD
Dow Jones CDX North
American Investment Grade
Swap Agreement, Series 6
0.40% Terminating 08/27/07                           $65,000,000        149,046

Dow Jones CDX North
American Investment Grade
Swap Agreement, Series 7
Protection Premium Rate 0.40%
Terminating 12/20/11                                  35,000,000       (104,967)

Dow Jones CDX North
American Investment Grade
Swap Agreement, Series 8.35%
Terminating 06/20/12                                   5,000,000        (11,238)

TOTAL CREDIT DEFAULT SWAP AGREEMENTS                               $     32,841
                                                                   ------------

*     Non-Income Producing Security.

+ The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

++    All or a portion of this security is on loan at June 30, 2007


--------------------------------------------------------------------------------

HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          June 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 51.8%

FINANCIALS 8.6%
   Travelers Cos, Inc.                                   6,320   $      338,120
   Goldman Sachs Group, Inc.                             1,480          320,790
   Allstate Corp.                                        4,720          290,327
   Hartford Financial Services Group, Inc.               2,550          251,200
   Chubb Corp.                                           4,060          219,808
   ACE Ltd.                                              3,430          214,444
   Genworth Financial, Inc. -- Class A#                  5,230          179,912
   J.P. Morgan Chase & Co.                               2,830          137,113
   UnumProvident Corp.#                                  5,160          134,728
   Loews Corp.                                           2,430          123,881
   Cincinnati Financial Corp.                            2,850          123,690
   XL Capital Ltd.#                                      1,300          109,577
   HSBC Holdings PLC#                                    1,190          109,206
   Old Republic International Corp.                      4,900          104,174
   Fidelity National Financial, Inc. -- Class A#         4,320          102,384
   Capital One Financial Corp.                           1,300          101,972
   Vornado Realty Trust#                                   920          101,053
   American Financial Group, Inc.                        2,710           92,547
   Boston Properties, Inc.#                                830           84,768
   Protective Life Corp.                                 1,730           82,711
   Apartment Investment & Management Co. --
      Class A#                                           1,540           77,647
   Janus Capital Group, Inc.#                            2,750           76,560
   Compass Bancshares, Inc.                              1,060           73,119
   Everest Re Group Ltd.                                   670           72,789
   Commerce Group, Inc.                                  2,020           70,134
   UBS AG, Inc.                                          1,090           65,411
   PNC Financial Services Group, Inc.                      760           54,401
   Banco Santander Central Hispano SA -- SP ADR          2,950           54,221
   AmeriCredit Corp.*                                    2,020           53,631
   Barclays  PLC#                                          940           52,443
   Allianz AG - SP ADR#                                  2,210           51,427
   Banco Bilbao Vizcaya Argentaria SA -- SP ADR#         2,080           50,710
   W.R. Berkley Corp.                                    1,430           46,532
   ING Groep N.V. -- SP ADR                              1,050           46,169
   Lloyds TSB Group  PLC -- SP ADR#                      1,010           45,167
   Deutsche Bank AG#                                       310           44,869

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
   Horace Mann Educators Corp.                           2,060   $       43,754
   Marsh & McLennan Cos., Inc.#                          1,400           43,232
   ProLogis#                                               720           40,968
   AXA -- SP ADR#                                          930           40,027
   Host Hotels & Resorts, Inc.#                          1,700           39,304
   ABN AMRO Holding N.V. - SP ADR                          810           37,195
   Highwoods Properties, Inc.#                             940           35,250
   Credit Suisse Group                                     460           32,642
   Federated Investors, Inc. -- Class B                    570           21,848
   Potlatch Corp.#                                         330           14,207
   Cousins Properties, Inc.#                               460           13,345
   First American Corp.#                                   210           10,395
TOTAL FINANCIALS                                                      4,529,802
                                                                 --------------

INDUSTRIALS 6.4%
   Tyco International Ltd.*                             10,500          354,795
   CSX Corp.                                             5,430          244,784
   Cummins, Inc.                                         2,200          222,662
   Waste Management, Inc.                                4,870          190,173
   Norfolk Southern Corp.                                3,440          180,841
   Eaton Corp.                                           1,720          159,960
   Paccar, Inc.#                                         1,690          147,098
   Lockheed Martin Corp.#                                1,340          126,134
   Terex Corp.*                                          1,120           91,056
   Timken Co.                                            2,270           81,970
   Ryder System, Inc.                                    1,440           77,472
   Kirby Corp.*#                                         1,980           76,012
   DRS Technologies, Inc.#                               1,280           73,306
   United Rentals, Inc.*                                 2,110           68,659
   Alexander & Baldwin, Inc.#                            1,290           68,512
   Diana Shipping, Inc.                                  2,990           66,976
   GATX Corp.                                            1,350           66,487
   Seaspan Corp.#                                        2,040           65,647
   YRC Worldwide, Inc.*                                  1,660           61,088
   RR Donnelley & Sons Co.                               1,390           60,479
   Horizon Lines, Inc. -- Class A                        1,760           57,658
   Deere & Co.#                                            470           56,748
   Kelly Services, Inc.                                  2,010           55,195
   Werner Enterprises, Inc.#                             2,660           53,599
   Siemens AG -- SP ADR                                    360           51,502
   SPX Corp.                                               490           43,027
   ITT Industries, Inc.                                    620           42,334
   Foster Wheeler, Ltd.*                                   390           41,726
   AGCO Corp.*                                             960           41,674
   American Standard Cos., Inc.                            620           36,568
   DryShips, Inc.#                                         730           31,667
   KBR, Inc.*                                            1,170           30,689


--------------------------------------------------------------------------------

HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          June 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
   Shaw Group, Inc.*                                       660   $       30,551
   Deluxe Corp.#                                           660           26,803
   Chicago Bridge & Iron, Co. N.V.                         700           26,418
   Sequa Corp. -- Class A*                                 220           24,640
   Flowserve Corp.#                                        330           23,628
   Genco Shipping & Trading Ltd.#                          560           23,106
   Granite Construction, Inc.                              360           23,105
   EMCOR Group, Inc.*                                      310           22,599
   URS Corp.*                                              460           22,333
   Eagle Bulk Shipping, Inc.#                              920           20,617
   Perini Corp.*                                           310           19,074
   JetBlue Airways Corp.*#                               1,460           17,155
   Herman Miller, Inc.                                     490           15,484
   Quintana Maritime Ltd.                                  970           15,345
   Insituform Technologies, Inc. -- Class A*#              520           11,341
   Ryanair Holdings PLC -- SP ADR*#                        210            7,927
TOTAL INDUSTRIALS                                                     3,356,624
                                                                 --------------

CONSUMER DISCRETIONARY 6.1%
   Time Warner, Inc.                                    13,310          280,042
   Home Depot, Inc.                                      5,890          231,771
   Lowe's Cos., Inc.                                     5,670          174,012
   Carnival Corp.                                        3,310          161,429
   Macy's, Inc.                                          3,200          127,296
   Johnson Controls, Inc.#                                 890          103,035
   DIRECTV Group, Inc.*                                  4,280           98,911
   McDonald's Corp.                                      1,860           94,414
   Gannett Co., Inc.#                                    1,660           91,217
   Whirlpool Corp.                                         680           75,616
   Mohawk Industries, Inc.*#                               660           66,521
   Dillard's, Inc. -- Class A#                           1,760           63,237
   Liberty Media Corp - Interactive*                     2,800           62,524
   Expedia, Inc.*#                                       1,930           56,530
   Comcast Corp. -- Class A*#                            1,990           55,959
   Mattel, Inc.#                                         2,170           54,879
   IAC/InterActiveCorp#                                  1,480           51,223
   Magna International, Inc. -- Class A                    540           49,135
   Goodyear Tire & Rubber Co.*#                          1,380           47,969
   Nordstrom, Inc.#                                        920           47,030
   The Walt Disney Co.#                                  1,360           46,430
   Hanesbrands, Inc.*#                                   1,610           43,518
   DaimlerChrysler AG                                      470           43,216
   Brunswick Corp.                                       1,320           43,072
   AutoZone, Inc.*                                         310           42,352

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
   Polo Ralph Lauren Corp.                                 420   $       41,206
   Regis Corp.                                           1,070           40,927
   Belo Corp. -- Class A                                 1,820           37,474
   American Greetings Corp. -- Class A                   1,230           34,846
   Sotheby's Holdings, Inc. -- Class A                     750           34,515
   BorgWarner, Inc.                                        400           34,416
   Scholastic Corp.*                                       950           34,143
   Priceline.com, Inc.*#                                   470           32,308
   Autoliv, Inc.                                           550           31,278
   Big Lots, Inc.*                                       1,050           30,891
   Nutri/System, Inc.*#                                    440           30,730
   TRW Automotive Holdings Corp.*                          830           30,569
   American Eagle Outfitters, Inc.                       1,160           29,766
   Kohl's Corp.*                                           390           27,702
   Hasbro, Inc.                                            880           27,641
   Gentex Corp.                                          1,330           26,188
   Dollar Tree Stores, Inc.*                               590           25,694
   Cooper Tire & Rubber Co.                                890           24,582
   Lee Enterprises, Inc.                                 1,160           24,198
   Phillips-Van Heusen Corp.                               390           23,622
   Media General, Inc.                                     670           22,291
   M.D.C. Holdings, Inc.                                   460           22,246
   Modine Manufacturing Co.                                970           21,922
   Tenneco, Inc.*                                          620           21,725
   OfficeMax, Inc.                                         540           21,222
   Koninklijke Philips Electronics N.V.                    480           20,314
   American Axle & Manufacturing Holdings, Inc.            660           19,549
   Luxottica Group -- SP ADR                               490           18,934
   Gmarket, Inc. -- SP ADR*#                               970           18,847
   GSI Commerce, Inc.*                                     820           18,622
   Lennar Corp. -- Class A#                                480           17,549
   LKQ Corp.*#                                             710           17,509
   Systemax, Inc.#                                         840           17,480
   Payless Shoesource, Inc.#                               520           16,406
   GameStop Corp. -- Class A*                              370           14,467
   Visteon Corp.*                                        1,740           14,094
   KB HOME                                                 340           13,386
   Ross Stores, Inc.#                                      380           11,704
   Delphi Corp.*#                                        4,760           11,287
   Brinker International, Inc.#                            360           10,537
   WPP Group  PLC -- SP ADR                                130            9,717
   Aeropostale, Inc.*                                      190            7,919
   Bob Evans Farms, Inc.#                                  180            6,633
   ArvinMeritor, Inc.#                                     260            5,772


--------------------------------------------------------------------------------

HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          June 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
   Netflix, Inc.*#                                          50   $          970
TOTAL CONSUMER DISCRETIONARY                                          3,215,136
                                                                 --------------

ENERGY 5.6%
   ConocoPhillips                                        5,240          411,340
   Valero Energy Corp.                                   3,300          243,738
   Marathon Oil Corp.                                    3,040          182,278
   Hess Corp.                                            2,650          156,244
   Chesapeake Energy Corp.#                              4,220          146,012
   XTO Energy, Inc.                                      2,340          140,634
   Williams Cos., Inc.                                   4,060          128,377
   Overseas Shipholding Group, Inc.                      1,470          119,658
   National-Oilwell Varco, Inc.*                         1,060          110,494
   BP PLC -- SP ADR                                      1,440          103,882
   Cameron International Corp.*                          1,410          100,773
   Total SA -- SP ADR#                                   1,210           97,986
   Noble Energy, Inc.                                    1,530           95,457
   Noble Corp.                                             940           91,669
   ENSCO International, Inc.#                            1,220           74,432
   Apache Corp.                                            850           69,352
   El Paso Corp.                                         3,810           65,646
   Cimarex Energy Co.                                    1,660           65,421
   Royal Dutch Shell  PLC -- SP ADR                        800           64,960
   Pogo Producing Co.#                                   1,200           60,948
   ENI-Ente Nazionale Idrocarburi -- SP ADR                650           47,028
   Anadarko Petroleum Corp.                                890           46,271
   Grant Prideco, Inc.*                                    840           45,217
   Transocean, Inc.*                                       360           38,153
   Tidewater, Inc.#                                        530           37,566
   Baker Hughes, Inc.                                      410           34,493
   Tenaris SA -- SP ADR#                                   680           33,293
   Superior Energy Services*                               800           31,936
   Weatherford International Ltd.*                         510           28,172
   GlobalSantaFe Corp.                                     360           26,010
   Diamond Offshore Drilling, Inc.                         250           25,390
TOTAL ENERGY                                                          2,922,830
                                                                 --------------

HEALTH CARE 4.8%
   WellPoint, Inc.*                                      3,080          245,876
   Pfizer, Inc.                                          9,210          235,500
   Schering-Plough Corp.                                 7,400          225,256
   Aetna, Inc.                                           3,530          174,382
   McKesson Corp.                                        2,480          147,907
   Medco Health Solutions, Inc.*                         1,470          114,645
   Coventry Health Care, Inc.*                           1,910          110,111
   CIGNA Corp.                                           1,740           90,863

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
   Eli Lilly & Co.                                       1,570   $       87,732
   King Pharmaceuticals, Inc.*                           3,950           80,817
   Novartis AG -- SP ADR                                 1,390           77,937
   Community Health Systems, Inc.*                       1,870           75,641
   GlaxoSmithKline  PLC -- SP ADR                        1,420           74,365
   Apria Healthcare Group, Inc.*                         2,500           71,925
   Lincare Holdings, Inc.*                               1,790           71,332
   Kindred Healthcare, Inc.*                             2,220           68,198
   Baxter International, Inc.                            1,210           68,171
   WellCare Health Plans, Inc.*#                           720           65,167
   Quest Diagnostics, Inc.#                              1,170           60,431
   LifePoint Hospitals, Inc.*#                           1,420           54,926
   Manor Care, Inc.                                        800           52,232
   AstraZeneca  PLC -- SP ADR                              860           45,993
   Humana, Inc.*                                           590           35,937
   Health Management Associates, Inc. --
      Class A#                                           2,810           31,922
   Varian, Inc.*                                           550           30,157
   DENTSPLY International, Inc.                            700           26,782
   Health Net, Inc.*                                       480           25,344
   Sanofi-Aventis SA -- SP ADR                             430           17,316
   Valeant Pharmaceuticals International#                  950           15,856
   Perrigo Co.#                                            740           14,489
   Alcon, Inc.                                             100           13,491
   Teva Pharmaceutical Industries Ltd.  --
      SP ADR#                                              260           10,725
TOTAL HEALTH CARE                                                     2,521,426
                                                                 --------------

CONSUMER STAPLES 4.6%
   Wal-Mart Stores, Inc.                                13,450          647,080
   Safeway, Inc.#                                       11,030          375,351
   Reynolds American, Inc.#                              3,850          251,020
   SUPERVALU, Inc.                                       5,370          248,739
   Kroger Co.                                            5,730          161,185
   Energizer Holdings, Inc.*#                            1,210          120,516
   Pepsi Bottling Group, Inc.                            3,530          118,890
   UST, Inc.                                             2,030          109,031
   Walgreen Co.                                          2,100           91,434
   Smithfield Foods, Inc.*                               2,590           79,746
   Diageo PLC -- SP ADR                                    520           43,321
   Unilever N.V.#                                        1,370           42,497
   Molson Coors Brewing Co. -- Class B                     450           41,607


--------------------------------------------------------------------------------

HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          June 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
   Tyson Foods, Inc. -- Class A                          1,710   $       39,398
   Constellation Brands, Inc. -- Class A*#               1,120           27,194
   Cadbury Schweppes  PLC -- SP ADR                        370           20,091
   Alberto-Culver Co.                                      750           17,790
TOTAL CONSUMER STAPLES                                                2,434,890
                                                                 --------------
TELECOMMUNICATION SERVICES 4.5%
   AT&T, Inc.                                           24,900        1,033,350
   Verizon Communications, Inc.                         10,180          419,111
   Vodafone Group PLC -- SP ADR#                         4,650          156,379
   CenturyTel, Inc.                                      1,930           94,667
   Qwest Communications International, Inc.*#            9,610           93,217
   China Mobile Hong Kong Ltd. -- SP ADR                 1,500           80,850
   Telephone & Data Systems, Inc.                        1,030           64,447
   America Movil SAB de CV -- SP ADR                       970           60,072
   Telefonica SA -- SP ADR                                 880           58,749
   BT Group PLC -- SP ADR                                  680           45,274
   Deutsche Telekom AG -- SP ADR#                        1,870           34,427
   Rogers Communications, Inc. -- Class B#                 680           28,893
   Mobile Telesystems -- SP ADR                            460           27,862
   Vimpel-Communications -- SP ADR                         250           26,340
   France Telecom SA -- SP ADR                             750           20,610
   American Tower Corp. -- Class A*                        490           20,580
   SK Telecom Co., Ltd. -- SP ADR#                         740           20,239
   Turkcell Iletisim Hizmet AS, Inc. -- SP ADR           1,120           18,648
   NII Holdings, Inc. -- Class B*                          230           18,570
   Telecom Italia -- SP ADR#                               650           17,849
   U.S. Cellular Corp.*                                    180           16,308
   Philippine Long Distance
       Telephone Co. -- SP ADR#                            280           16,016

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
   Crown Castle International Corp.*                       350   $       12,695
TOTAL TELECOMMUNICATION SERVICES                                      2,385,153
                                                                 --------------

INFORMATION TECHNOLOGY 4.1%
   Hewlett-Packard Co.                                  12,200          544,364
   Xerox Corp.*                                          9,160          169,277
   Computer Sciences Corp.*                              2,280          134,862
   Motorola, Inc.#                                       6,210          109,917
   Teradyne, Inc.*                                       5,640           99,151
   Micron Technology, Inc.*#                             7,410           92,847
   Novell, Inc.*                                        10,910           84,989
   Vishay Intertechnology, Inc.*                         5,160           81,631
   Applied Materials, Inc.#                              2,980           59,213
   BMC Software, Inc.*                                   1,940           58,782
   Avnet, Inc.*#                                         1,420           56,289
   Nokia OYJ -- SP ADR                                   1,740           48,911
   MPS Group, Inc.*                                      3,490           46,661
   Sun Microsystems, Inc.*                               8,820           46,393
   Nvidia Corp.*                                         1,100           45,441
   CommScope, Inc.*#                                       770           44,930
   Imation Corp.#                                        1,190           43,863
   Polycom, Inc.*                                        1,290           43,344
   Electronic Data Systems Corp.                         1,520           42,150
   Convergys Corp.*                                      1,710           41,450
   Jabil Circuit, Inc.                                   1,700           37,519
   Palm, Inc.*#                                          2,330           37,303
   Mentor Graphics Corp.*                                2,570           33,847
   Cree, Inc.*#                                          1,020           26,367
   Telefonaktiebolaget LM Ericsson  -- SP ADR#             630           25,131
   Intersil Corp. -- Class A                               740           23,280
   Novellus Systems, Inc.*                                 720           20,426
   SAP AG -- SP ADR#                                       380           19,407
   Macrovision Corp.*                                      460           13,828
   Advent Software, Inc.*#                                 290            9,440
TOTAL INFORMATION TECHNOLOGY                                          2,141,013
                                                                 --------------

UTILITIES 3.9%
   Constellation Energy Group, Inc.                      2,080          181,314
   Edison International                                  2,400          134,688
   AES Corp.*                                            5,440          119,027
   NRG Energy, Inc.*                                     2,700          112,239
   Mirant Corp.*                                         2,590          110,463
   FPL Group, Inc.#                                      1,600           90,784
   Entergy Corp.                                           840           90,174
   Xcel Energy, Inc.#                                    3,570           73,078
   DTE Energy Co.#                                       1,470           70,883


--------------------------------------------------------------------------------

HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          June 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
   Huaneng Power International, Inc. - SP ADR#           1,420   $       65,959
   E.ON AG -- SP ADR#                                    1,100           61,204
   Sierra Pacific Resources*                             3,460           60,758
   Questar Corp.                                           900           47,565
   CenterPoint Energy, Inc.#                             2,540           44,196
   Northeast Utilities#                                  1,440           40,838
   Black Hills Corp.#                                      990           39,352
   AGL Resources, Inc.                                     910           36,837
   Westar Energy, Inc.#                                  1,510           36,663
   Ormat Technologies, Inc.#                               930           35,042
   Southern Co.#                                           980           33,604
   Duke Energy Corp.                                     1,830           33,489
   Suez SA -- SP ADR#                                      550           31,526
   FirstEnergy Corp.                                       470           30,423
   PPL Corp.                                               650           30,414
   Energen Corp.                                           540           29,668
   Southern Union Co.                                      910           29,657
   American Electric Power Co., Inc.                       620           27,925
   National Fuel Gas Co.#                                  630           27,285
   CMS Energy Corp.                                      1,460           25,112
   UGI Corp.                                               910           24,825
   Atmos Energy Corp.                                      770           23,146
   Reliant Energy, Inc.*                                   840           22,638
   Progress Energy, Inc.#                                  490           22,339
   Dynegy, Inc.*                                         2,130           20,107
   Energy East Corp.                                       740           19,307
   Nicor, Inc.#                                            440           18,885
   Piedmont Natural Gas Co.                                760           18,734
   WGL Holdings, Inc.                                      560           18,278
   New Jersey Resources Corp.#                             340           17,347
   Oneok, Inc.                                             330           16,635
   Southwest Gas Corp.                                     480           16,229
   South Jersey Industries, Inc.#                          400           14,152
   TECO Energy, Inc.#                                      730           12,541
   Pinnacle West Capital Corp.                             310           12,354
   IDACORP, Inc.                                           350           11,214
TOTAL UTILITIES                                                       2,038,898
                                                                 --------------

MATERIALS 3.2%
   United States Steel Corp.#                            1,160          126,150
   Dow Chemical Co.                                      2,720          120,278
   Alcoa, Inc.                                           2,570          104,162
   Temple-Inland, Inc.                                   1,670          102,755
   Anglo American PLC -- SP ADR                          2,800           82,152
   BHP Billiton Ltd. -- SP ADR#                          1,320           78,870
   Rio Tinto PLC -- SP ADR#                                250           76,530
   Pactiv Corp.*#                                        2,350           74,941

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
   Allegheny Technologies, Inc.#                           500   $       52,440
   Owens-Illinois, Inc.*                                 1,250           43,750
   Arcelor Mittal#                                         670           41,808
   Steel Dynamics, Inc.                                    970           40,653
   Albemarle Corp.                                       1,040           40,071
   Companhia Vale do Rio Doce -- SP ADR#                   880           39,204
   Ball Corp.#                                             710           37,751
   BASF AG -- SP ADR                                       280           36,599
   E.I. du Pont de Nemours and Co.#                        670           34,063
   Sealed Air Corp.#                                     1,070           33,191
   Sonoco Products Co.                                     770           32,964
   Crown Holdings, Inc.*                                 1,290           32,211
   Valspar Corp.                                         1,110           31,535
   Smurfit-Stone Container Corp.*                        2,310           30,746
   POSCO -- SP ADR                                         250           30,000
   Cabot Corp.                                             610           29,085
   Alcan, Inc.                                             350           28,455
   Bemis Co.                                               850           28,203
   Southern Copper Corp.#                                  280           26,393
   Packaging Corporation of America                      1,030           26,069
   Worthington Industries, Inc.                          1,190           25,764
   AptarGroup, Inc.                                        720           25,603
   Silgan Holdings, Inc.                                   430           23,770
   Barrick Gold Corp.                                      740           21,512
   Teck Cominco Ltd. - Class B                             460           19,550
   Eastman Chemical Co.#                                   300           19,299
   Greif, Inc. -- Class A                                  310           18,479
   Ashland, Inc.                                           280           17,906
   Nucor Corp.                                             290           17,009
   Goldcorp, Inc.#                                         710           16,820
   Rock-Tenn Co. -- Class A                                520           16,494
   Airgas, Inc.                                            230           11,017
   Freeport-McMoRan Copper & Gold, Inc. --
      Class B                                              110            9,110
   Ferro Corp.                                             220            5,485
TOTAL MATERIALS                                                       1,708,847
                                                                 --------------
TOTAL COMMON STOCKS
   (Cost $25,355,008)                                                27,254,619
                                                                 --------------


--------------------------------------------------------------------------------

HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          June 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
EXCHANGE TRADED FUNDS  4.5%

   iShares MSCI Emerging Markets
      Index Fund#                                       17,909   $    2,357,720
                                                                 --------------

TOTAL EXCHANGE TRADED FUNDS
   (Cost $2,220,169)                                                  2,357,720
                                                                 --------------

                                                          FACE
                                                        AMOUNT
                                                  ------------
REPURCHASE AGREEMENTS 44.0%
Collateralized by U.S. Treasury
   Obligations
Mizuho Financial Group, Inc.
   issued  06/29/07 at 4.50%
   due 07/02/07                                      4,299,107        4,299,107
Credit Suisse Group issued
   06/29/07 at 4.45% due
   07/02/07+                                        13,525,998       13,525,998
Morgan Stanley issued 06/29/07
   at 4.25% due 07/02/07                               284,931          284,931
Lehman Brothers Holdings,
   Inc. issued 06/29/07 at
   4.15% due 07/02/07                                4,357,147        4,357,147
Morgan Stanley issued 06/29/07
   at 4.14% due 07/02/07                               687,187          687,187
                                                                 --------------

TOTAL REPURCHASE AGREEMENTS
   (Cost $23,154,370)                                                23,154,370

COMMON STOCKS SOLD SHORT (40.7)%

TELECOMMUNICATION SERVICES (0.6)%
   NeuStar, Inc.*                                        2,428          (70,339)
   Sprint Nextel Corp.                                  11,859         (245,600)
TOTAL TELECOMMUNICATION SERVICES                                       (315,939)
                                                                 --------------

UTILITIES (1.0)%
   Pepco Holdings, Inc.                                    150           (4,230)
   Hawaiian Electric Industries, Inc.                    1,058          (25,064)

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
   Equitable Resources, Inc.                             1,461   $      (72,407)
   Ameren Corp.                                          1,682          (82,435)
   Allegheny Energy, Inc.*                               1,612          (83,405)
   Aqua America, Inc.                                    4,160          (93,558)
   Exelon Corp.                                          2,015         (146,289)
TOTAL UTILITIES                                                        (507,388)
                                                                 --------------

MATERIALS (1.5)%
   Louisiana-Pacific Corp.                                 151           (2,857)
   Olin Corp.                                              604          (12,684)
   Bowater, Inc.                                           574          (14,321)
   Glatfelter                                            1,340          (18,211)
   Newmont Mining Corp.                                    757          (29,568)
   Lyondell Chemical Co.                                   837          (31,069)
   Rohm & Haas Co.                                         686          (37,511)
   International Paper Co.                               1,160          (45,298)
   Weyerhaeuser Co.                                        584          (46,095)
   RPM International, Inc.                               2,015          (46,567)
   Florida Rock Industries, Inc.                           917          (61,898)
   Sigma-Aldrich Corp.                                   1,571          (67,035)
   Ecolab, Inc.                                          2,167          (92,531)
   Vulcan Materials Co.                                    847          (97,015)
   Monsanto Co.                                          2,721         (183,776)
TOTAL MATERIALS                                                        (786,436)
                                                                 --------------

ENERGY (4.2)%
   Forest Oil Corp.*                                       957          (40,443)
   Patterson-UTI Energy, Inc.                            2,176          (57,033)
   Arch Coal, Inc.                                       1,672          (58,186)
   Pioneer Natural Resources Co.                         1,260          (61,375)
   BJ Services Co.                                       2,227          (63,336)
   Rowan Cos., Inc.                                      1,562          (64,011)
   Nabors Industries Ltd.*                               1,924          (64,223)
   Sunoco, Inc.                                            987          (78,644)
   Murphy Oil Corp.                                      1,380          (82,027)
   FMC Technologies, Inc.*                               1,098          (86,983)
   Halliburton Co.                                       3,466         (119,577)
   Quicksilver Resources, Inc.*                          2,892         (128,925)
   Southwestern Energy Co.*                              4,020         (178,890)
   Smith International, Inc.                             3,688         (216,264)
   Peabody Energy Corp.                                  6,579         (318,292)
   Schlumberger Ltd.                                     7,284         (618,703)
TOTAL ENERGY                                                         (2,236,912)
                                                                 --------------

CONSUMER DISCRETIONARY (4.3)%
   Amazon.Com, Inc.*                                       131           (8,962)
   Beazer Homes USA, Inc.                                  393           (9,695)
   Borders Group, Inc.                                     524           (9,987)
   Blyth, Inc.                                             383          (10,180)


--------------------------------------------------------------------------------

HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          June 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
   Westwood One, Inc.                                    1,814   $      (13,043)
   Furniture Brands International, Inc.                  1,138          (16,160)
   Career Education Corp.*                                 524          (17,696)
   Toll Brothers, Inc.*                                    796          (19,884)
   Saks, Inc.                                              947          (20,218)
   Ryland Group, Inc.                                      554          (20,703)
   Hovnanian Enterprises, Inc. -- Class A*               1,421          (23,489)
   Valassis Communications, Inc.*                        1,592          (27,367)
   Wyndham Worldwide Corp.*                                766          (27,775)
   Circuit City Stores, Inc.                             2,065          (31,140)
   Office Depot, Inc.*                                   1,078          (32,663)
   Centex Corp.                                            907          (36,371)
   Chico's FAS, Inc.*                                    1,632          (39,723)
   Dick's Sporting Goods, Inc.*                            726          (42,231)
   Carmax, Inc.*                                         1,662          (42,381)
   Ford Motor Co.                                        4,897          (46,130)
   RadioShack Corp.                                      1,431          (47,423)
   EW Scripps Co. -- Class A                             1,118          (51,081)
   Wendy's International, Inc.                           1,390          (51,083)
   CBS Corp.                                             1,591          (53,012)
   Strayer Education, Inc.                                 403          (53,079)
   DeVry, Inc.                                           1,632          (55,521)
   Scientific Games Corp. -- Class A*                    1,702          (59,485)
   Apollo Group, Inc. -- Class A*                        1,098          (64,156)
   Pulte Homes, Inc.                                     2,881          (64,678)
   DR Horton, Inc.                                       3,335          (66,467)
   Urban Outfitters, Inc.*                               2,982          (71,657)
   ITT Educational Services, Inc.*                         654          (76,767)
   Interpublic Group of Cos., Inc.*                      7,495          (85,443)
   Coldwater Creek, Inc.*                                3,688          (85,672)
   Eastman Kodak Co.                                     3,144          (87,498)
   Best Buy Co., Inc.                                    1,884          (87,926)
   Coach, Inc.*                                          2,005          (95,017)
   General Motors Corp.                                  3,104         (117,331)
   International Game Technology                         3,144         (124,817)
   Marriott International/DE, Inc. -- Class A            3,385         (146,367)
   Starbucks Corp.*                                      9,219         (241,907)
TOTAL CONSUMER DISCRETIONARY                                         (2,282,185)
                                                                 --------------

HEALTH CARE (4.4)%
   Advanced Medical Optics, Inc.*                          291          (10,150)

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
   Medicis Pharmaceutical Corp. -- Class A                 596   $      (18,202)
   Affymetrix, Inc.*                                       796          (19,812)
   Hillenbrand Industries, Inc.                            453          (29,445)
   Gen-Probe, Inc.*                                        614          (37,098)
   Omnicare, Inc.                                        1,048          (37,791)
   Hospira, Inc.*                                          997          (38,923)
   Barr Pharmaceuticals, Inc.*                             836          (41,992)
   CR Bard, Inc.                                           544          (44,951)
   Varian Medical Systems, Inc.*                         1,118          (47,526)
   Forest Laboratories, Inc.*                            1,200          (54,780)
   PDL BioPharma, Inc.*                                  3,144          (73,255)
   Biogen Idec, Inc.*                                    1,662          (88,917)
   Boston Scientific Corp.*                              6,046          (92,746)
   Sepracor, Inc.*                                       2,539         (104,150)
   Ventana Medical Systems, Inc.*                        1,561         (120,618)
   Tenet Healthcare Corp.*                              20,938         (136,306)
   Intuitive Surgical, Inc.*                               998         (138,492)
   Vertex Pharmaceuticals, Inc.*                         5,230         (149,369)
   Merck & Co., Inc.                                     3,012         (149,998)
   Celgene Corp.*                                        2,669         (153,014)
   Amgen, Inc.*                                          3,134         (173,279)
   Stryker Corp.                                         2,791         (176,084)
   Gilead Sciences, Inc.*                                9,288         (360,096)
TOTAL HEALTH CARE                                                    (2,296,994)
                                                                 --------------

CONSUMER STAPLES (4.6)%
   Universal Corp./Richmond VA                             494          (30,094)
   Whole Foods Market, Inc.                              2,177          (83,379)
   HJ Heinz Co.                                          2,066          (98,073)
   Brown-Forman Corp.                                    1,411         (103,116)
   Hansen Natural Corp.*                                 2,519         (108,267)
   Archer-Daniels-Midland Co.                            4,765         (157,674)
   Costco Wholesale Corp.                                2,983         (174,565)
   Hershey Co.                                           3,739         (189,268)
   Sara Lee Corp.                                       11,517         (200,396)
   Clorox Co.                                            3,325         (206,482)
   WM Wrigley Jr Co.                                     4,836         (267,479)
   Avon Products, Inc.                                  10,478         (385,067)
   Colgate-Palmolive Co.                                 6,135         (397,855)
TOTAL CONSUMER STAPLES                                               (2,401,715)
                                                                 --------------

INDUSTRIALS (5.0)%
   Federal Signal Corp.                                    534           (8,469)
   Mine Safety Appliances Co.                              273          (11,947)
   Joy Global, Inc.                                        233          (13,591)
   Quanta Services, Inc.*                                  484          (14,844)
   Airtran Holdings, Inc.*                               1,471          (16,063)


--------------------------------------------------------------------------------

HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          June 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
   ChoicePoint, Inc.*                                      383   $      (16,258)
   Hubbell, Inc. -- Class B                                303          (16,429)
   HNI Corp.                                               584          (23,944)
   Pentair, Inc.                                           877          (33,826)
   Caterpillar, Inc.                                       473          (37,036)
   Robert Half International, Inc.                       1,218          (44,457)
   Avis Budget Group, Inc.*                              1,632          (46,398)
   Rollins, Inc.                                         2,348          (53,464)
   Pall Corp.                                            1,230          (56,568)
   Rockwell Automation/DE, Inc.                            827          (57,427)
   Stericycle, Inc.*                                     1,380          (61,355)
   Jacobs Engineering Group, Inc.*                       1,248          (71,772)
   Brink's Co.                                           1,190          (73,649)
   Masco Corp.                                           2,892          (82,335)
   MSC Industrial Direct Co. -- Class A                  1,562          (85,910)
   Precision Castparts Corp.                               756          (91,748)
   Fluor Corp.                                             825          (91,880)
   Southwest Airlines Co.                                6,327          (94,336)
   CH Robinson Worldwide, Inc.                           1,844          (96,847)
   Corporate Executive Board Co.                         1,501          (97,430)
   Dun & Bradstreet Corp.                                1,058         (108,953)
   Expeditors International Washington, Inc.             3,024         (124,891)
   Monster Worldwide, Inc.*                              3,083         (126,711)
   3M Co.                                                1,571         (136,347)
   Fastenal Co.                                          3,628         (151,868)
   Rockwell Collins, Inc.                                2,157         (152,370)
   United Parcel Service, Inc. -- Class B                2,217         (161,841)
   Pitney Bowes, Inc.                                    3,668         (171,736)
   General Electric Co.                                  4,927         (188,606)
TOTAL INDUSTRIALS                                                    (2,621,306)
                                                                 --------------

INFORMATION TECHNOLOGY (6.9)%
   Fidelity National Information Services, Inc.              1              (39)
   Utstarcom, Inc.*                                      2,005          (11,248)
   Gartner, Inc.*                                          694          (17,066)
   Tech Data Corp.*                                        594          (22,845)
   RF Micro Devices, Inc.*                               4,301          (26,838)
   SRA International, Inc. -- Class A*                   1,128          (28,493)
   Semtech Corp.*                                        1,662          (28,802)
   Silicon Laboratories, Inc.*                             938          (32,464)
   Valueclick, Inc.*                                     1,220          (35,941)
   Powerwave Technologies, Inc.*                         5,501          (36,857)

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
   Checkfree Corp.*                                      1,098   $      (44,140)
   Tellabs, Inc.*                                        4,775          (51,379)
   MEMC Electronic Materials, Inc.*                        868          (53,052)
   Activision, Inc.*                                     2,942          (54,927)
   Citrix Systems, Inc.*                                 1,804          (60,741)
   Symantec Corp.*                                       3,185          (64,337)
   Unisys Corp.*                                         7,687          (70,259)
   National Semiconductor Corp.                          2,720          (76,894)
   Parametric Technology Corp.*                          3,768          (81,427)
   Cognizant Technology Solutions Corp.
      -- Class A*                                        1,108          (83,200)
   SanDisk Corp.*                                        1,782          (87,211)
   F5 Networks, Inc.*                                    1,128          (90,917)
   Ciena Corp.*                                          2,579          (93,179)
   Broadcom Corp. -- Class A*                            3,285          (96,086)
   Advanced Micro Devices, Inc.*                         7,224         (103,303)
   PMC - Sierra, Inc.*                                  14,942         (115,502)
   Network Appliance, Inc.*                              4,746         (138,583)
   JDS Uniphase Corp.*                                  10,327         (138,692)
   Corning, Inc.*                                        6,076         (155,242)
   Paychex, Inc.                                         4,554         (178,153)
   Intel Corp.                                           7,607         (180,742)
   Apple, Inc.*                                          1,945         (237,368)
   Electronic Arts, Inc.*                                5,259         (248,856)
   Yahoo!, Inc.*                                        13,844         (375,588)
   Google, Inc. -- Class A*                                947         (495,641)
TOTAL INFORMATION TECHNOLOGY                                         (3,616,012)
                                                                 --------------

FINANCIALS (8.2)%
   Webster Financial Corp.                                 716          (30,552)
   IndyMac Bancorp, Inc.                                 1,270          (37,046)
   Cathay General Bancorp                                1,158          (38,839)
   Astoria Financial Corp.                               1,752          (43,870)
   First Horizon National Corp.                          1,128          (43,992)
   New York Community Bancorp, Inc.                      2,661          (45,290)
   Hanover Insurance Group, Inc.                           937          (45,716)
   Brown & Brown, Inc.                                   2,237          (56,238)
   SEI Investments Co.                                   1,974          (57,325)
   Sovereign Bancorp, Inc.                               2,921          (61,750)
   FirstMerit Corp.                                      3,044          (63,711)
   Weingarten Realty Investors                           1,561          (64,157)
   Regency Centers Corp.                                 1,138          (80,229)


--------------------------------------------------------------------------------

HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          June 30, 2007
--------------------------------------------------------------------------------

   Commerce Bancorp/NJ, Inc.                             2,227          (82,377)
   Eaton Vance Corp.                                     1,874          (82,793)
   E*Trade Financial Corp.*                              4,000          (88,360)

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
   Waddell & Reed Financial, Inc. -- Class A             3,426   $      (89,110)
   Fifth Third Bancorp                                   2,267          (90,159)
   M&T Bank Corp.                                          937         (100,165)
   AON Corp.                                             2,428         (103,457)
   Legg Mason, Inc.                                      1,078         (106,054)
   Kimco Realty Corp.                                    2,821         (107,396)
   UDR, Inc.                                             4,303         (113,169)
   Countrywide Financial Corp.                           3,466         (125,989)
   Progressive Corp.                                     5,400         (129,222)
   Leucadia National Corp.                               3,778         (133,175)
   Macerich Co.                                          1,712         (141,103)
   Developers Diversified Realty Corp.                   2,741         (144,478)
   Simon Property Group, Inc.                            1,734         (161,331)
   CB Richard Ellis Group, Inc. -- Class A*              4,554         (166,221)
   AvalonBay Communities, Inc.                           1,571         (186,761)
   Franklin Resources, Inc.                              1,502         (198,970)
   Chicago Mercantile Exchange Holdings, Inc.
      -- Class A                                           404         (215,881)
   Moody's Corp.                                         3,626         (225,537)
   Charles Schwab Corp.                                 11,587         (237,765)
   Washington Mutual, Inc.                               7,092         (302,403)
   General Growth Properties, Inc.                       6,490         (343,646)
TOTAL FINANCIALS                                                     (4,344,237)
                                                                 --------------

TOTAL COMMON STOCKS SOLD SHORT
   (Cost $(20,435,117))                                             (21,409,124)
                                                                 --------------

                                                          FACE
                                                        AMOUNT
                                                  ------------
SECURITIES LENDING COLLATERAL 11.7%
Investment in Securities Lending Short Term
   Investment Portfolio held by U.S. Bank            6,326,631        6,326,631
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $6,326,631)                                                     6,326,631
                                                                 ==============
TOTAL INVESTMENTS 71.3%
   (Cost $36,621,061)                                            $   37,512,186
                                                                 --------------
OTHER ASSETS IN EXCESS OF                                        $   15,064,964
  LIABILITIES - 28.7%

NET ASSETS - 100.0%                                              $   52,749,180
                                                                 --------------

-------------------------------------------------------------------------------

                                                                     UNREALIZED
                                                     CONTRACTS      GAIN (LOSS)
-------------------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
September 2007 S&P 500 Index
Mini Futures Contracts
   (Aggregate Market Value of
   Contracts $13,343,000)                                  176   $       40,564
September 2007 Nikkei Index
Futures Contracts
   (Aggregate Market Value of
   Contracts $2,717,250)                                    30           12,170
September 2007 Russell 2000
Index Mini Futures Contracts
   (Aggregate Market Value of
   Contracts $4,689,440)                                    56           (3,414)
September 2007 S&P 400 Index
Mini Futures Contracts
   (Aggregate Market Value of
   Contracts $4,970,900)                                    55          (28,514)
(TOTAL AGGREGATE MARKET VALUE OF CONTRACTS
$25,720,590)                                                     $       20,806
                                                                 --------------

*     Non-Income Producing Security.

#     All or a portion of this security is on loan at June 30, 2007.

+ All or a portion of this security is held as short security collateral at June 30, 2007.

      ADR - American Depository Receipt.


--------------------------------------------------------------------------------

MULTI-CAP CORE EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          June 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 99.6%

FINANCIALS 19.3%
   Bank of America Corp.                                13,486   $      659,331
   J.P. Morgan Chase & Co.                              10,871          526,700
   Citigroup, Inc.                                       8,701          446,274
   Wells Fargo & Co.                                    11,842          416,483
   Wachovia Corp.+                                       7,080          362,850
   Merrill Lynch & Co., Inc.+                            3,430          286,679
   U.S. Bancorp+                                         8,171          269,234
   Travelers Cos., Inc.                                  4,270          228,445
   KeyCorp+                                              6,450          221,429
   Hartford Financial Services Group, Inc.               2,180          214,752
   American International Group, Inc.                    3,010          210,790
   ProLogis+                                             3,550          201,995
   PNC Financial Services Group, Inc.                    2,700          193,266
   Lincoln National Corp.+                               2,700          191,565
   Host Hotels & Resorts, Inc.+                          8,280          191,434
   M&T Bank Corp.                                        1,780          190,282
   E*Trade Financial Corp.*+                             8,601          189,996
   Regions Financial Corp.+                              5,561          184,069
   Boston Properties, Inc.+                              1,790          182,813
   Janus Capital Group, Inc.                             6,550          182,352
   Alleghany Corp.*                                        448          182,112
   Genworth Financial, Inc. -- Class A                   5,173          177,951
   Nationwide Financial Services, Inc.                   2,700          170,694
   National City Corp.+                                  5,121          170,632
   American Capital Strategies, Ltd.+                    4,010          170,505
   DiamondRock Hospitality Co.+                          8,790          167,713
   Northern Trust Corp.                                  2,600          167,024
   AmeriCredit Corp.*                                    6,160          163,548
   Simon Property Group, Inc.+                           1,750          162,820
   First Citizens BancShares, Inc. -- Class A              813          158,047
   Odyssey Re Holdings Corp.                             3,680          157,835
   Downey Financial Corp.+                               2,380          157,032
   PMI Group, Inc.+                                      3,480          155,452
   Ramco-Gershenson Properties Trust                     4,320          155,218
   Senior Housing Properties Trust+                      7,620          155,067
   Radian Group, Inc.                                    2,870          154,980
   East-West Bancorp, Inc.+                              3,970          154,354
   CompuCredit Corp.*+                                   4,390          153,738

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
   Annaly Mortgage Management, Inc.+                    10,591   $      152,722
   Ashford Hospitality Trust, Inc.+                     12,823          150,798
   Nasdaq Stock Market, Inc.*+                           5,040          149,738
   Ocwen Financial Corp.*+                              11,050          147,297
   FirstFed Financial Corp.*+                            2,590          146,931
   CNA Financial Corp.                                   3,080          146,885
   Hospitality Properties Trust                          3,530          146,460
   Deerfield Triarc Capital Corp.+                       9,980          146,007
   Sterling Financial Corp.+                             5,031          145,597
   MainSource Financial Group, Inc.                      8,581          144,075
   NYMAGIC, Inc.+                                        3,530          141,906
   Investment Technology Group, Inc.*                    3,270          141,689
   Bankunited Financial Corp. -- Class A+                7,040          141,293
   SWS Group, Inc.                                       6,530          141,179
   Gramercy Capital Corp.                                5,100          140,454
   American Home Mortgage Investment Corp.+              7,600          139,688
   Whitney Holding Corp.                                 4,621          139,092
   Arbor Realty Trust, Inc.                              5,371          138,626
   NorthStar Realty Finance Corp.                       10,861          135,871
   American Financial Group, Inc.                        3,890          132,844
   Reinsurance Group of America, Inc.                    2,160          130,118
   HRPT Properties Trust+                               12,501          130,010
   Ameris Bancorp                                        5,761          129,450
   LaBranche & Co., Inc.*+                              17,200          126,936
   Argonaut Group, Inc.+                                 3,910          122,031
   ACA Capital Holdings, Inc.*+                         10,180          121,142
   Fremont General Corp.+                               11,221          120,738
   Colonial Properties Trust+                            3,200          116,640
   Meadowbrook Insurance Group, Inc.*                   10,191          111,693
   First Regional Bancorp*                               4,371          111,198
   Taylor Capital Group, Inc.                            4,030          110,946
   CNA Surety Corp.*                                     5,861          110,832
   Anthracite Capital, Inc.                              9,011          105,429
   Chubb Corp.                                           1,930          104,490
   Horace Mann Educators Corp.                           4,901          104,097
   Philadelphia Consolidated Holding Corp.*              2,270           94,886
   Triad Guaranty, Inc.*                                 2,360           94,235
   Capital One Financial Corp.                           1,200           94,128
   MCG Capital Corp.+                                    5,600           89,712


--------------------------------------------------------------------------------

MULTI-CAP CORE EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          June 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
   Morgan Stanley                                          937   $       78,596
   Community Bancorp*                                    2,740           76,665
   Spirit Finance Corp.+                                 3,170           46,155
   Jones Lang LaSalle, Inc.+                               370           41,995
   Goldman Sachs Group, Inc.                               180           39,015
   Pico Holdings, Inc.*+                                   900           38,934
   Countrywide Financial Corp.+                          1,030           37,441
   Banner Corp.                                            820           27,929
   SunTrust Banks, Inc.+                                   320           27,437
   Federal Agricultural Mortgage Corp.                     620           21,216
   IntercontinentalExchange, Inc.*+                        140           20,699
   Allstate Corp.                                          330           20,298
   American Physicians Capital, Inc.*                      320           12,960
   American Express Co.                                    200           12,236
   HFF, Inc.*                                              540            8,375
   Zions Bancorporation                                     90            6,922
   NYSE Euronext                                            90            6,626
TOTAL FINANCIALS                                                     14,006,823
                                                                 --------------

INFORMATION TECHNOLOGY 15.8%
   International Business Machines Corp.+                4,970          523,092
   Microsoft Corp.                                      16,401          483,337
   Hewlett-Packard Co.                                   9,710          433,260
   Apple Computer, Inc.*                                 3,220          392,969
   Cisco Systems, Inc.*                                 12,381          344,811
   Oracle Corp.*                                        14,781          291,333
   Xerox Corp.*                                         13,440          248,371
   Motorola, Inc.                                       13,460          238,242
   Electronic Data Systems Corp.                         8,181          226,859
   Applied Materials, Inc.+                             10,511          208,854
   VeriSign, Inc.*+                                      6,330          200,851
   Harris Corp.                                          3,600          196,380
   Symantec Corp.*+                                      9,630          194,526
   Avaya, Inc.*                                         11,521          194,014
   Arris Group, Inc.*                                   10,940          192,435
   Macrovision Corp.*+                                   6,180          185,771
   Alliance Data Systems Corp.*                          2,380          183,926
   Lam Research Corp.*+                                  3,570          183,498
   Entegris, Inc.*                                      15,300          181,764
   Intersil Corp. -- Class A                             5,740          180,580
   Cadence Design Systems, Inc.*+                        8,081          177,459
   Western Digital Corp.*                                9,110          176,278
   Intevac, Inc.*                                        8,122          172,674
   Interdigital Communications Corp.*                    5,262          169,279

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
   Sybase, Inc.*                                         7,061   $      168,687
   Teradyne, Inc.*+                                      9,536          167,643
   MKS Instruments, Inc.*                                6,030          167,031
   CACI International, Inc. -- Class A*+                 3,410          166,578
   Avnet, Inc.*+                                         4,200          166,488
   Arrow Electronics, Inc.*                              4,290          164,865
   Compuware Corp.*+                                    13,831          164,036
   Vignette Corp.*                                       8,400          160,944
   Photronics, Inc.*                                    10,771          160,272
   Intel Corp.                                           6,720          159,667
   Novellus Systems, Inc.*                               5,622          159,496
   RealNetworks, Inc.*                                  19,510          159,397
   Insight Enterprises, Inc.*                            7,061          159,367
   Convergys Corp.*                                      6,552          158,820
   Rudolph Technologies, Inc.*                           9,540          158,459
   Infocrossing, Inc.*+                                  8,440          155,887
   Acxiom Corp.                                          5,770          152,616
   Interwoven, Inc.*                                    10,551          148,136
   Advanced Energy Industries, Inc.*                     6,530          147,970
   Vishay Intertechnology, Inc.*                         9,240          146,177
   SI International, Inc.*                               4,410          145,618
   AVX Corp.                                             8,580          143,629
   EPIQ Systems, Inc.*                                   8,700          140,592
   Brocade Communications Systems, Inc.*                17,701          138,422
   Cymer, Inc.*+                                         3,120          125,424
   MPS Group, Inc.*                                      9,011          120,477
   Forrester Research, Inc.*                             3,861          108,610
   eSpeed, Inc. -- Class A*                             12,281          106,108
   Sonic Solutions, Inc.*                                7,732           97,501
   THQ, Inc.*                                            3,170           96,748
   Actel Corp.*                                          6,862           95,450
   Google, Inc. -- Class A*                                180           94,208
   The Knot, Inc.*+                                      4,630           93,480
   eBay, Inc.*                                           2,573           82,799
   LSI Logic Corp.*+                                    11,002           82,625
   Zoran Corp.*                                          3,750           75,150
   Utstarcom, Inc.*+                                    13,071           73,328
   Tellabs, Inc.*                                        5,838           62,817
   Lexmark International, Inc.*                          1,160           57,200
   Ciber, Inc.*                                          6,581           53,833
   Silicon Storage Technology, Inc.*+                   10,661           39,766
   Fair Isaac Corp.                                        990           39,719
   CSG Systems International, Inc.*                      1,470           38,970
   Jabil Circuit, Inc.                                   1,500           33,105
   Agilysys, Inc.                                        1,360           30,600
   TTM Technologies, Inc.*                               2,350           30,550


--------------------------------------------------------------------------------

MULTI-CAP CORE EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          June 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
   TIBCO Software, Inc.*+                                2,980   $       26,969
   EMS Technologies, Inc.*                               1,160           25,590
   Qualcomm, Inc.                                          510           22,129
   Amkor Technology, Inc.*                                 740           11,655
TOTAL INFORMATION TECHNOLOGY                                         11,466,171
                                                                 --------------

CONSUMER DISCRETIONARY 14.1%
   Time Warner, Inc.                                    15,401          324,037
   The Walt Disney Co.+                                  9,001          307,294
   Comcast Corp. -- Class A*+                           10,785          303,274
   McDonald's Corp.                                      5,750          291,870
   Starwood Hotels & Resorts Worldwide, Inc.             3,280          219,990
   Gannett Co., Inc.+                                    3,880          213,206
   CBS Corp.                                             5,930          197,588
   Johnson Controls, Inc.+                               1,700          196,809
   Kohl's Corp.*                                         2,710          192,491
   Clear Channel Communications, Inc.                    5,030          190,235
   Sherwin-Williams Co.                                  2,850          189,439
   DIRECTV Group, Inc.*                                  8,172          188,855
   Omnicom Group, Inc.                                   3,530          186,808
   Polo Ralph Lauren Corp.+                              1,890          185,428
   Mattel, Inc.+                                         7,120          180,065
   Mohawk Industries, Inc.*+                             1,750          176,382
   Big Lots, Inc.*+                                      5,990          176,226
   Macy's, Inc.                                          4,370          173,839
   Jakks Pacific, Inc.*                                  6,060          170,528
   American Eagle Outfitters, Inc.                       6,471          166,046
   CSK Auto Corp.*                                       8,981          165,250
   Movado Group, Inc.                                    4,810          162,289
   Autoliv, Inc.                                         2,830          160,942
   Aftermarket Technology Corp.*                         5,320          157,898
   CBRL Group, Inc.+                                     3,710          157,601
   Staples, Inc.+                                        6,596          156,523
   IAC/InterActiveCorp*                                  4,490          155,399
   Oxford Industries, Inc.                               3,500          155,190
   Books-A-Million, Inc.                                 9,111          154,340
   Bob Evans Farms, Inc.                                 4,180          154,033
   Wynn Resorts Ltd.+                                    1,710          153,370
   American Greetings Corp. -- Class A                   5,401          153,010
   AnnTaylor Stores Corp.*+                              4,270          151,243
   Core-Mark Holding Co., Inc.*                          4,180          150,396
   Dillard's, Inc. -- Class A+                           4,180          150,187
   Avatar Holdings, Inc.*+                               1,920          147,725
   KB HOME                                               3,730          146,850
   Regis Corp.                                           3,800          145,350
   NVR, Inc.*+                                             210          142,747

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
   Meredith Corp.+                                       2,310   $      142,296
   Triarc Cos., Inc. -- Class B+                         9,040          141,928
   Jo-Ann Stores, Inc.*                                  4,960          141,013
   Asbury Automotive Group, Inc.+                        5,620          140,219
   O'Charleys, Inc.                                      6,890          138,902
   Luby's, Inc.*                                        14,271          137,858
   Thor Industries, Inc.+                                3,020          136,323
   Stanley Works+                                        2,230          135,361
   K2, Inc.*                                             8,800          133,672
   Payless Shoesource, Inc.*                             4,160          131,248
   Tribune Co.                                           4,451          130,859
   OfficeMax, Inc.+                                      3,120          122,616
   Dress Barn, Inc.*+                                    5,541          113,701
   West Marine, Inc.*+                                   8,091          111,332
   FTD Group, Inc.+                                      5,821          107,165
   Service Corporation International                     8,231          105,192
   AFC Enterprises, Inc.*+                               5,971          103,239
   Stewart Enterprises, Inc. -- Class A+                12,711           99,019
   Media General, Inc.                                   2,530           84,173
   Sears Holdings Corp.*+                                  490           83,055
   Building Material Holding Corp.+                      5,150           73,079
   Belo Corp. -- Class A+                                3,430           70,624
   Systemax, Inc.+                                       3,330           69,297
   Jarden Corp.*+                                        1,490           64,085
   News Corp. -- Class A                                 2,662           56,461
   Home Depot, Inc.                                      1,290           50,762
   ValueVision Media, Inc. -- Class A*                   3,660           41,431
   Lennar Corp. -- Class A+                              1,100           40,216
   VF Corp.                                                420           38,464
   Nordstrom, Inc.+                                        750           38,340
   Warnaco Group, Inc.*                                    860           33,832
   Gray Television, Inc.                                 2,150           19,931
   Starbucks Corp.*+                                       640           16,794
   Wyndham Worldwide Corp.*                                200            7,252
   CKE Restaurants, Inc.                                   340            6,824
   Charming Shoppes, Inc.*                                 610            6,606
   Brinker International, Inc.+                            220            6,439
   Citadel Broadcasting Corp.                              690            4,451
TOTAL CONSUMER DISCRETIONARY                                         10,234,812
                                                                 --------------

INDUSTRIALS 12.5%
   General Electric Co.                                 19,961          764,107
   CSX Corp.                                             5,790          261,013
   Eaton Corp.+                                          2,460          228,780
   Cummins, Inc.                                         2,190          221,650
   General Dynamics Corp.                                2,740          214,323


--------------------------------------------------------------------------------

MULTI-CAP CORE EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          June 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
   L-3 Communications Holdings, Inc.                     2,180   $      212,310
   Union Pacific Corp.                                   1,840          211,876
   Parker Hannifin Corp.+                                2,157          211,192
   Northrop Grumman Corp.                                2,670          207,913
   FedEx Corp.+                                          1,850          205,294
   RR Donnelley & Sons Co.                               4,700          204,497
   Lockheed Martin Corp.                                 2,090          196,732
   Raytheon Co.+                                         3,650          196,698
   Manpower, Inc.+                                       2,110          194,626
   Ceradyne, Inc.*+                                      2,630          194,515
   Terex Corp.*                                          2,310          187,803
   Belden CDT, Inc.                                      3,310          183,208
   Manitowoc Co., Inc.                                   2,270          182,463
   Illinois Tool Works, Inc.                             3,340          180,995
   SPX Corp.+                                            2,040          179,132
   Integrated Electrical Services, Inc.*                 5,330          175,730
   Heidrick & Struggles International, Inc.*             3,370          172,679
   Teleflex, Inc.+                                       2,080          170,102
   Thomas & Betts Corp.*                                 2,870          166,460
   Gardner Denver, Inc.*                                 3,910          166,370
   UAL Corp.*                                            4,040          163,984
   EnerSys*                                              8,960          163,968
   DRS Technologies, Inc.                                2,830          162,074
   URS Corp.*                                            3,250          157,788
   COMSYS IT Partners, Inc.*+                            6,810          155,336
   Freightcar America, Inc.                              3,220          154,045
   Atlas Air Worldwide Holdings Co., Inc.*+              2,610          153,833
   ABM Industries, Inc.                                  5,710          147,375
   Tredegar Corp.                                        6,871          146,352
   Walter Industries, Inc.                               4,970          143,931
   First Consulting Group, Inc.*                        14,660          139,270
   Commercial Vehicle Group, Inc.*                       7,422          138,272
   American Woodmark Corp.+                              3,900          134,940
   YRC Worldwide, Inc.*+                                 3,580          131,744
   Steelcase, Inc. -- Class A+                           7,022          129,907
   Norfolk Southern Corp.+                               2,460          129,322
   Cubic Corp.                                           4,248          128,205
   Republic Airways Holdings, Inc.*                      6,290          128,002
   Griffon Corp.*                                        5,650          123,057
   Continental Airlines, Inc. -- Class B*+               3,560          120,577
   Amrep Corp. PLC+                                      2,510          119,351
   Kelly Services, Inc.                                  4,130          113,410
   Honeywell International, Inc.+                        1,770           99,616

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
   WESCO International, Inc.*+                           1,540   $       93,093
   CBIZ, Inc.*+                                          6,982           51,318
   M&F Worldwide Corp.*                                    750           49,935
   United Technologies Corp.                               644           45,679
   Danaher Corp.+                                          580           43,790
   Emerson Electric Co.                                    770           36,036
   Boeing Co.                                              340           32,694
   SkyWest, Inc.+                                        1,190           28,358
   Allied Waste Industries, Inc.*+                       2,100           28,266
   Robert Half International, Inc.                         300           10,950
   TransDigm Group, Inc.*                                  240            9,710
   3M Co.+                                                  40            3,472
TOTAL INDUSTRIALS                                                     9,108,128
                                                                 --------------

HEALTH CARE 11.5%
   Pfizer, Inc.                                         19,061          487,390
   Johnson & Johnson, Inc.                               5,150          317,343
   Amgen, Inc.*+                                         5,340          295,249
   UnitedHealth Group, Inc.                              5,661          289,504
   Thermo Fisher Scientific, Inc.*+                      5,130          265,324
   WellPoint, Inc.*                                      3,290          262,641
   Schering-Plough Corp.                                 8,010          243,824
   Baxter International, Inc.                            4,110          231,557
   Humana, Inc.*                                         3,320          202,221
   Hologic, Inc.*+                                       3,640          201,328
   Aetna, Inc.                                           4,000          197,600
   Biogen Idec, Inc.*                                    3,640          194,740
   Zimmer Holdings, Inc.*                                2,270          192,700
   Forest Laboratories, Inc.*                            4,221          192,689
   DENTSPLY International, Inc.                          5,020          192,065
   Inverness Medical Innovations, Inc.*+                 3,750          191,325
   Steris Corp.                                          6,070          185,742
   Cephalon, Inc.*                                       2,190          176,054
   Magellan Health Services, Inc.*                       3,760          174,727
   Bio-Rad Laboratories, Inc. -- Class A*                2,300          173,811
   Greatbatch, Inc.*                                     5,330          172,692
   King Pharmaceuticals, Inc.*+                          8,360          171,046
   WellCare Health Plans, Inc.*                          1,820          164,728
   Res-Care, Inc.*                                       7,510          158,761
   Noven Pharmaceuticals, Inc.*                          6,670          156,411
   Viropharma, Inc.*                                    11,301          155,954
   Edwards Lifesciences Corp.*+                          3,110          153,447
   Conmed Corp.*                                         5,160          151,085
   Bradley Pharmaceuticals, Inc.*                        6,950          150,884


--------------------------------------------------------------------------------

MULTI-CAP CORE EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          June 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
   Sciele Pharma, Inc.*+                                 6,360   $      149,842
   Salix Pharmaceuticals Ltd.*+                         11,841          145,644
   Mylan Laboratories, Inc.+                             7,951          144,629
   ImClone Systems, Inc.*                                4,020          142,147
   HLTH Corp.*+                                         10,030          140,520
   McKesson Corp.+                                       2,350          140,154
   Palomar Medical Technologies, Inc.*+                  3,850          133,634
   Medicines Co.*                                        7,290          128,450
   AMERIGROUP Corp.*                                     5,351          127,354
   Healthspring, Inc.*                                   6,260          119,316
   Apria Healthcare Group, Inc.*                         3,950          113,642
   Emergent Biosolutions, Inc.*                         10,751          110,735
   Merck & Co., Inc.                                     2,160          107,568
   Applera Corp. - Celera Group*+                        7,530           93,372
   Martek Biosciences Corp.*+                            3,260           84,662
   PRA International*                                    2,480           62,744
   Abbott Laboratories                                     990           53,015
   LifeCell Corp.*+                                      1,420           43,367
   Savient Pharmaceuticals, Inc.*+                       3,090           38,378
   Genzyme Corp.*                                          510           32,844
   Wyeth                                                   510           29,243
   KV Pharmaceutical Co.*                                1,000           27,240
   Medcath Corp.*                                          750           23,850
   Genentech, Inc.*                                        220           16,645
   Millennium Pharmaceuticals, Inc.*+                    1,430           15,115
TOTAL HEALTH CARE                                                     8,326,952
                                                                 --------------

ENERGY 8.0%
   Exxon Mobil Corp.                                    14,951        1,254,090
   Chevron Corp.+                                        6,291          529,954
   ConocoPhillips                                        5,700          447,450
   Occidental Petroleum Corp.+                           4,620          267,406
   Valero Energy Corp.                                   3,230          238,568
   Marathon Oil Corp.                                    3,940          236,242
   El Paso Corp.                                        12,680          218,476
   ENSCO International, Inc.+                            3,007          183,457
   Tidewater, Inc.+                                      2,580          182,870
   Global Industries Ltd.*                               6,720          180,230
   Tesoro Corp.+                                         3,130          178,880
   USEC, Inc.*+                                          8,010          176,060
   Patterson-UTI Energy, Inc.+                           6,580          172,462
   GulfMark Offshore, Inc.*+                             3,240          165,953
   Overseas Shipholding Group, Inc.                      2,030          165,242
   Plains Exploration & Production Co.*                  3,230          154,426
   Trico Marine Services, Inc.*+                         3,690          150,847

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
   T-3 Energy Services, Inc. -- Class A*                 4,280   $      143,166
   VeraSun Energy Corp.*+                                9,780          141,614
   Allis-Chalmers Energy, Inc.*+                         5,811          133,595
   Oil States International, Inc.*                       2,970          122,780
   National-Oilwell Varco, Inc.*                         1,110          115,706
   Western Refining, Inc.+                               1,510           87,278
   Delek US Holdings, Inc.                               3,050           81,283
   Mariner Energy, Inc.*                                 1,830           44,378
   Callon Petroleum Co.*                                 2,920           41,376
   Basic Energy Services, Inc.*+                         1,150           29,406
TOTAL ENERGY                                                          5,843,195
                                                                 --------------

CONSUMER STAPLES 6.4%
   Altria Group, Inc.                                    6,891          483,335
   Procter & Gamble Co.                                  5,261          321,921
   Kraft Foods, Inc.                                     8,160          287,640
   PepsiCo, Inc.                                         3,660          237,351
   Safeway, Inc.+                                        6,461          219,868
   Wal-Mart Stores, Inc.                                 4,070          195,808
   Loews Corp. - Carolina Group                          2,440          188,539
   Corn Products International, Inc.                     4,060          184,527
   Energizer Holdings, Inc.*                             1,840          183,264
   J.M. Smucker Co.                                      2,860          182,068
   Pepsi Bottling Group, Inc.                            5,050          170,084
   Molson Coors Brewing Co. -- Class B+                  1,810          167,353
   Dean Foods Co.+                                       5,241          167,031
   Nash Finch Co.+                                       3,350          165,825
   Rite Aid Corp.*+                                     25,883          165,133
   Imperial Sugar Co., Inc.+                             5,350          164,726
   General Mills, Inc.+                                  2,770          161,823
   Alberto-Culver Co.                                    6,380          151,334
   Village Super Market                                  2,830          135,302
   Prestige Brands Holdings, Inc. -- Class A*            9,651          125,270
   Hain Celestial Group, Inc.*                           4,361          118,357
   Coca-Cola Co.                                         1,860           97,297
   TreeHouse Foods, Inc.*                                3,210           85,418
   Kimberly-Clark Corp.                                  1,120           74,917
   Kroger Co.                                            1,950           54,853
   Casey's General Stores, Inc.                          1,250           34,075
   MGP Ingredients, Inc.+                                1,460           24,674
   Central European Distribution Corp.*+                   710           24,580
   Spartan Stores, Inc.                                    640           21,062
   Universal Corp.                                         330           20,104


--------------------------------------------------------------------------------

MULTI-CAP CORE EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          June 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
   CVS Corp.                                               430   $       15,673
TOTAL CONSUMER STAPLES                                                4,629,212
                                                                 --------------

MATERIALS 4.9%
   Freeport-McMoRan Copper & Gold, Inc. --
      Class B                                            4,069          336,995
   CF Industries Holdings, Inc.                          4,160          249,142
   Dow Chemical Co.                                      5,340          236,135
   United States Steel Corp.+                            1,990          216,412
   Huntsman Corp.                                        7,561          183,808
   Temple-Inland, Inc.                                   2,970          182,744
   Ashland, Inc.                                         2,770          177,141
   Celanese Corp.                                        4,450          172,571
   Cytec Industries, Inc.                                2,660          169,628
   Buckeye Technologies, Inc.*                          10,951          169,412
   Nucor Corp.                                           2,840          166,566
   Carpenter Technology Corp.                            1,240          161,584
   Albemarle Corp.                                       4,060          156,432
   Steel Dynamics, Inc.+                                 3,640          152,552
   Headwaters, Inc.*                                     8,450          145,932
   Rock-Tenn Co. -- Class A                              4,600          145,912
   PolyOne Corp.*+                                      16,820          120,936
   Mercer International, Inc.*+                         11,831          120,676
   Sonoco Products Co.                                   2,660          113,875
   AEP Industries, Inc.*                                 1,890           85,069
   Neenah Paper, Inc.                                      930           38,372
   Pactiv Corp.*+                                          630           20,091
   Eagle Materials, Inc.                                   200            9,810
TOTAL MATERIALS                                                       3,531,795
                                                                 --------------

UTILITIES 4.3%
   Sempra Energy+                                        3,760          222,705
   TXU Corp.+                                            3,250          218,725
   Mirant Corp.*                                         4,630          197,470
   Duke Energy Corp.                                     9,680          177,144
   Westar Energy, Inc.                                   7,051          171,198
   Energy East Corp.                                     6,551          170,916
   CenterPoint Energy, Inc.+                             9,771          170,015
   FirstEnergy Corp.+                                    2,610          168,945
   TECO Energy, Inc.+                                    9,711          166,835
   Energen Corp.                                         2,970          163,172
   Sierra Pacific Resources*                             9,120          160,147
   Alliant Energy Corp.+                                 4,120          160,062
   NRG Energy, Inc.*                                     3,650          151,731
   Portland General Electric Co.+                        5,520          151,469
   Puget Energy, Inc.                                    5,990          144,838
   FPL Group, Inc.                                       2,100          119,154
   Pinnacle West Capital Corp.                           2,900          115,565
   Oneok, Inc.                                           1,840           92,754
   Southwest Gas Corp.                                   2,340           79,115

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
   Black Hills Corp.+                                    1,460   $       58,035
   IDACORP, Inc.                                         1,300           41,652
   Southern Union Co.                                        1               16
TOTAL UTILITIES                                                       3,101,663
                                                                 --------------

TELECOMMUNICATION SERVICES 2.8%
   AT&T, Inc.                                           10,781          447,412
   Verizon Communications, Inc.+                        10,011          412,153
   American Tower Corp. -- Class A*                      5,890          247,380
   Embarq Corp.                                          3,190          202,150
   USA Mobility, Inc.*+                                  6,820          182,503
   CenturyTel, Inc.                                      3,650          179,033
   Syniverse Holdings, Inc.*                            11,640          149,690
   Sprint Nextel Corp.+                                  6,130          126,952
   Atlantic Tele-Network, Inc.                           4,180          119,715
TOTAL TELECOMMUNICATION SERVICES                                      2,066,988
                                                                 --------------

TOTAL COMMON STOCKS
   (Cost $62,111,091)                                                72,315,739
                                                                 --------------

                                                          FACE
                                                        AMOUNT
-------------------------------------------------------------------------------
REPURCHASE AGREEMENT 0.4%
Collateralized by U.S. Treasury Obligations
   Mizuho Financial Group, Inc. issued
      06/29/07 at 4.50% due 07/02/07                   124,901          124,901
   Credit Suisse Group issued
      06/29/07 at 4.45% due 07/02/07                    37,495           37,495
   Morgan Stanley issued
      06/29/07 at 4.25% due 07/02/07                     8,278            8,278
   Lehman Brothers Holdings,
      Inc. issued 06/29/07 at
      4.15% due 07/02/07                               126,587          126,587
   Morgan Stanley issued
      06/29/07 at 4.14% due 07/02/07                    19,965           19,965
                                                                 --------------

TOTAL REPURCHASE AGREEMENTS
   (Cost $317,226)                                                      317,226
                                                                 --------------


--------------------------------------------------------------------------------

MULTI-CAP CORE EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          June 30, 2007
--------------------------------------------------------------------------------

                                                          FACE           MARKET
                                                        AMOUNT            VALUE
-------------------------------------------------------------------------------
SECURITIES LENDING COLLATERAL 19.5%
Investment in Securities Lending Short Term
   Investment Portfolio held by U.S. Bank           14,131,674   $   14,131,674
                                                                 --------------

TOTAL SECURITIES LENDING COLLATERAL
(Cost $14,131,674)                                                   14,131,674
                                                                 ==============

TOTAL INVESTMENTS 119.5%
   (Cost $76,559,991)                                            $   86,764,639
                                                                 --------------
LIABILITIES IN EXCESS OF OTHER ASSETS - (19.5)%                  $  (14,128,978)
                                                                 --------------
NET ASSETS - 100.0%                                              $   72,635,661

                                                                     UNREALIZED
                                                     CONTRACTS             GAIN
-------------------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
September 2007 S&P 500 Index Mini Futures
Contracts
   (Aggregate Market Value of Contracts
   $454,875)                                                 6   $        2,923
                                                                 --------------

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at June 30, 2007.


--------------------------------------------------------------------------------

SECTOR ROTATION FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          June 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 99.2%

CONSUMER DISCRETIONARY 24.3%
   Amazon.com, Inc.*+                                  170,272   $   11,648,307
   Liberty Media Corp - Interactive*                   328,299        7,330,917
   Expedia, Inc.*+                                     223,300        6,540,457
   IAC/InterActiveCorp*                                171,500        5,935,615
   Johnson Controls, Inc.+                              38,500        4,457,145
   Priceline.com, Inc.*+                                53,800        3,698,212
   Nutri/System, Inc.*+                                 49,900        3,485,016
   Magna International, Inc. -- Class A+                31,700        2,884,383
   Goodyear Tire & Rubber Co.*+                         72,200        2,509,672
   Netflix, Inc.*+                                     115,900        2,247,301
   GSI Commerce, Inc.*+                                 95,539        2,169,691
   BorgWarner, Inc.                                     23,700        2,039,148
   Systemax, Inc.+                                      91,333        1,900,640
   Autoliv, Inc.                                        32,200        1,831,214
   TRW Automotive Holdings Corp.*                       49,300        1,815,719
   Gentex Corp.                                         78,800        1,551,572
   Cooper Tire & Rubber Co.                             52,700        1,455,574
   Lear Corp.*                                          38,400        1,367,424
   Tenneco, Inc.*                                       36,700        1,285,968
   ArvinMeritor, Inc.+                                  51,900        1,152,180
   American Axle & Manufacturing Holdings,
      Inc.+                                             38,800        1,149,256
   Gmarket, Inc. -- SP ADR*+                            57,934        1,125,658
   LKQ Corp.*+                                          42,000        1,035,720
   Delphi Corp.*+                                      403,738          957,384
   Visteon Corp.*+                                     102,688          831,773
   Blue Nile, Inc.*+                                    13,509          815,943
                                                                 --------------

TOTAL CONSUMER DISCRETIONARY                                         73,221,889
                                                                 --------------
MATERIALS 24.1%
   Cemex SA de CV -- SP ADR*                           178,700        6,594,030
   Vulcan Materials Co.+                                36,600        4,192,164
   Martin Marietta Materials, Inc.                      21,100        3,418,622
   BHP Billiton Ltd. -- SP ADR+                         50,822        3,036,614
   Rio Tinto  PLC -- SP ADR+                             9,000        2,755,080
   Florida Rock Industries, Inc.+                       39,900        2,693,250
   Anglo American  PLC -- SP ADR                        88,900        2,608,326
   Owens-Illinois, Inc.*                                74,100        2,593,500

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
   Temple-Inland, Inc.                                  41,400   $    2,547,342
   Arcelor Mittal+                                      40,100        2,502,240
   Companhia Vale do Rio Doce -- SP ADR+                52,200        2,325,510
   Ball Corp.                                           42,300        2,249,091
   Eagle Materials, Inc.+                               40,000        1,962,000
   Sealed Air Corp.+                                    63,200        1,960,464
   Sonoco Products Co.                                  45,700        1,956,417
   Crown Holdings, Inc.*                                76,949        1,921,417
   Smurfit-Stone Container Corp.*                      136,800        1,820,808
   POSCO -- SP ADR+                                     15,100        1,812,000
   Pactiv Corp.*                                        56,700        1,808,163
   Alcan, Inc.                                          20,900        1,699,170
   Bemis Co.                                            50,000        1,659,000
   Alcoa, Inc.                                          40,800        1,653,624
   Southern Copper Corp.+                               16,600        1,564,716
   Packaging Corporation of America+                    60,666        1,535,456
   Texas Industries, Inc.+                              19,297        1,513,078
   AptarGroup, Inc.                                     42,300        1,504,188
   Silgan Holdings, Inc.                                25,100        1,387,528
   Barrick Gold Corp.                                   44,400        1,290,708
   Teck Cominco Ltd. - Class B                          28,016        1,190,680
   Greif, Inc. -- Class A                               18,554        1,106,004
   Headwaters, Inc.*                                    61,800        1,067,286
   Nucor Corp.+                                         17,400        1,020,510
   Goldcorp, Inc.                                       42,500        1,006,825
   Newmont Mining Corp.                                 25,400          992,124
   Rock-Tenn Co. -- Class A                             30,500          967,460
   Freeport-McMoRan Copper & Gold, Inc. --
      Class B                                            7,035          582,639
                                                                 --------------

TOTAL MATERIALS                                                      72,498,034
                                                                 --------------
INDUSTRIALS 17.3%
   Alexander & Baldwin, Inc.+                           91,744        4,872,524
   Kirby Corp.*+                                       116,698        4,480,036
   Diana Shipping, Inc.                                176,591        3,955,638
   Seaspan Corp.+                                      120,568        3,879,878
   Horizon Lines, Inc. -- Class A                      104,225        3,414,411
   Fluor Corp.                                          27,900        3,107,223
   Foster Wheeler, Ltd.*                                26,900        2,878,031
   Jacobs Engineering Group, Inc.*                      44,500        2,559,195
   Shaw Group, Inc.*+                                   45,600        2,110,824
   KBR, Inc.*                                           79,800        2,093,154
   DryShips, Inc.+                                      43,400        1,882,692
   Quanta Services, Inc.*+                              60,200        1,846,334
   Chicago Bridge & Iron, Co. N.V.                      48,100        1,815,294


--------------------------------------------------------------------------------

SECTOR ROTATION FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          June 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
   Granite Construction, Inc.                           24,600   $    1,578,828
   URS Corp.*                                           31,900        1,548,745
   EMCOR Group, Inc.*                                   21,200        1,545,480
   Washington Group International, Inc.*                19,100        1,528,191
   Genco Shipping & Trading Ltd.+                       33,919        1,399,498
   Perini Corp.*                                        21,898        1,347,384
   Eagle Bulk Shipping, Inc.+                           56,548        1,267,241
   Infrasource Services, Inc.*                          32,100        1,190,910
   Quintana Maritime Ltd.+                              57,994          917,465
   Insituform Technologies, Inc. -- Class A*+           36,000          785,160
                                                                 --------------

TOTAL INDUSTRIALS                                                    52,004,136
                                                                 --------------
ENERGY 15.6%
   Schlumberger Ltd.                                    45,100        3,830,794
   Exxon Mobil Corp.                                    34,500        2,893,860
   Transocean, Inc.*+                                   21,200        2,246,776
   Halliburton Co.                                      63,100        2,176,950
   BP PLC -- SP ADR                                     28,900        2,084,846
   Baker Hughes, Inc.                                   24,300        2,044,359
   Tenaris SA -- SP ADR                                 40,100        1,963,296
   Total SA -- SP ADR+                                  23,600        1,911,128
   Chevron Corp.                                        21,500        1,811,160
   National-Oilwell Varco, Inc.*+                       16,700        1,740,808
   Royal Dutch Shell  PLC -- SP ADR                     20,600        1,672,720
   Weatherford International Ltd.*+                     30,100        1,662,724
   ENI-Ente Nazionale Idrocarburi -- SP ADR+            22,500        1,627,875
   GlobalSantaFe Corp.                                  21,800        1,575,050
   Diamond Offshore Drilling, Inc.                      14,800        1,503,088
   ConocoPhillips                                       19,100        1,499,350
   Noble Corp.                                          14,700        1,433,544
   Smith International, Inc.+                           22,600        1,325,264
   Petroleo Brasiliero SA -- Petrobras                  10,100        1,224,827
   ENSCO International, Inc.                            18,800        1,146,988
   Statoil ASA -- SP ADR                                36,900        1,144,269
   Nabors Industries Ltd.*+                             33,700        1,124,906
   Cameron International Corp.*                         15,100        1,079,197
   BJ Services Co.+                                     35,600        1,012,464
   CNOOC Ltd. -- SP ADR+                                 8,800        1,000,472
   Occidental Petroleum Corp.+                          16,000          926,080
   EnCana Corp.+                                        14,600          897,170
   Suncor Energy, Inc.                                   9,600          863,232

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
   Valero Energy Corp.                                  11,300   $      834,618
   Marathon Oil Corp.                                   13,800          827,448
                                                                 --------------

TOTAL ENERGY                                                         47,085,263
                                                                 --------------
TELECOMMUNICATION SERVICES 9.5%
   China Mobile Hong Kong Ltd. -- SP ADR                88,300        4,759,370
   Vodafone Group PLC -- SP ADR+                       126,800        4,264,284
   America Movil SAB de CV -- SP ADR+                   57,200        3,542,396
   Sprint Nextel Corp.+                                115,200        2,385,792
   Rogers Communications, Inc. -- Class B+              40,300        1,712,347
   Mobile Telesystems -- SP ADR                         27,400        1,659,618
   Vimpel-Communications -- SP ADR                      15,000        1,580,400
   Alltel Corp.+                                        22,400        1,513,120
   American Tower Corp. -- Class A*                     29,100        1,222,200
   SK Telecom Co., Ltd. -- SP ADR+                      43,500        1,189,725
   Turkcell Iletisim Hizmet AS, Inc. -- SP ADR          66,200        1,102,230
   NII Holdings, Inc. -- Class B*                       13,600        1,098,064
   U.S. Cellular Corp.*                                 10,742          973,225
   Philippine Long Distance Telephone Co. -- SP
      ADR+                                              16,200          926,640
   Crown Castle International Corp.*+                   20,600          747,162
                                                                 --------------

TOTAL TELECOMMUNICATION SERVICES                                     28,676,573
                                                                 --------------
UTILITIES 8.4%
   TXU Corp.                                            81,200        5,464,760
   Constellation Energy Group, Inc.                     47,000        4,096,990
   AES Corp.*                                          169,600        3,710,848
   NRG Energy, Inc.*                                    83,900        3,487,723
   Mirant Corp.*                                        80,900        3,450,385
   Huaneng Power International, Inc. - SP ADR+          44,200        2,053,090
   Dynegy, Inc. -- Class A*                            214,700        2,026,768
   Ormat Technologies, Inc.+                            28,927        1,089,969
                                                                 --------------

TOTAL UTILITIES                                                      25,380,533
                                                                 --------------
TOTAL COMMON STOCKS
  (Cost $266,607,512)                                               298,866,428
                                                                 --------------


--------------------------------------------------------------------------------

SECTOR ROTATION FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          June 30, 2007
--------------------------------------------------------------------------------

                                                          FACE           MARKET
                                                        AMOUNT            VALUE
-------------------------------------------------------------------------------
REPURCHASE AGREEMENT 0.9%
Collateralized by U.S. Treasury Obligations
Mizuho Financial Group, Inc. issued 06/29/07
   at 4.50% due 07/02/07                             1,056,965   $    1,056,965
Credit Suisse Group issued 06/29/07 at 4.45%
   due 07/02/07                                        317,296          317,296
Morgan Stanley issued 06/29/07 at 4.25% due
   07/02/07                                             70,052           70,052

Lehman Brothers Holdings, Inc. issued 06/29/07
   at 4.15% due 07/02/07                             1,071,235        1,071,235
Morgan Stanley issued 06/29/07 at 4.14% due
   07/02/07                                            168,950          168,950

                                                                 --------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $2,684,498)                                                  2,684,498
                                                                 --------------
SECURITIES LENDING COLLATERAL 25.7%
Investment in Securities Lending Short Term
Investment Portfolio held by U.S. Bank              77,346,259       77,346,259
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $77,346,259)                                                   77,346,259
                                                                 --------------
TOTAL INVESTMENTS 125.8%
   (Cost $346,638,269)                                           $  378,897,185
                                                                 --------------
LIABILITIES IN EXCESS OF OTHER ASSETS - (25.8)%                  $  (77,650,063)
                                                                 --------------
NET ASSETS - 100.0%                                              $  301,247,122

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at June 30, 2007

      ADR - American Depository Receipt


--------------------------------------------------------------------------------

MANAGED FUTURES STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           June 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                          SHARES          VALUE
--------------------------------------------------------------------------------
EXCHANGE TRADED FUNDS  2.7%
   PowerShares DB Energy Fund*                            43,920   $  1,267,971
   CurrencyShares Euro Trust*                              6,389        867,371
   PowerShares DB Agriculture Fund*                       28,983        765,151
   CurrencyShares British Pound
      Sterling Trust*                                      1,670        336,689
   PowerShares DB Base Metals Fund*                       12,247        325,525
   CurrencyShares Australian
      Dollar Trust*                                        1,590        135,881
   CurrencyShares Canadian
      Dollar Trust*                                          710         66,910
TOTAL EXCHANGE TRADED FUNDS
  (Cost $3,799,893)                                                   3,765,498
                                                                   ------------

                                                            FACE
                                                          AMOUNT
                                                    ------------
STRUCTURED NOTES 31.0%
   Merrill Lynch DTI Index Total
      Return Linked Notes 5.24%
      due 03/13/08                                  $ 11,000,000     11,247,866
   Svensk Exportkredit AB DTI
      Index Total Return Linked
      Notes 5.36% due 05/23/08                        10,000,000      9,941,400
   Merrill Lynch & Co., Inc. DTI
      Index Total Return Linked
      Notes 5.24% due 06/13/08                         9,000,000      9,225,176
   Swedish Export Credit
      Corp.,Goldman Sachs DTI
      Index Total Return Linked
      Notes 5.36% due 03/19/08                         8,000,000      8,152,400
   Svensk Exportkredit AB DTI
      Index Total Return Linked
      Notes 5.35% due 04/17/08                         5,000,000      5,017,300
TOTAL STRUCTURED NOTES
   (Cost $43,011,100)                                                43,584,142
                                                                   ------------

REPURCHASE AGREEMENTS 66.0%
Collateralized by U.S Treasury Obligations
   Mizuho Financial Group, Inc.
      issued  06/29/07 at 4.50%
      due 07/02/07                                    35,307,321     35,307,321
   Credit Suisse Group issued
      06/29/07 at 4.45% due 07/02/07+                 14,099,543     14,099,543

                                                            FACE         MARKET
                                                          AMOUNT          VALUE
--------------------------------------------------------------------------------

   Morgan Stanley issued
      06/29/07 at 4.25% due 07/02/07                $  2,340,056   $  2,340,056
   Lehman Brothers Holdings,
      Inc. issued 06/29/07 at 4.15%
      due 07/02/07                                    35,783,990     35,783,990
   Morgan Stanley issued
      06/29/2007 at 4.14% due 07/02/07                 5,643,666      5,643,666
                                                                   ------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $93,174,575)                                                 93,174,576

-------------------------------------------------------------------------------
                                                            FACE
                                                          AMOUNT
-------------------------------------------------------------------------------
SECURITIES LENDING COLLATERAL 1.1%
Investment in Securities Lending Short Term
   Investment Portfolio held by U.S. Bank              1,570,892      1,570,892
                                                                   ------------

TOTAL SECURITIES LENDING COLLATERAL
(Cost $1,570,892)                                                     1,570,892
TOTAL LONG SECURITIES 100.8%
(Cost $141,556,460)                                                 142,095,108
                                                                   ------------

                                                          SHARES
--------------------------------------------------------------------------------
EXCHANGE TRADED FUNDS SOLD SHORT (1.6)%

   iShares Lehman 7-10 Year
      Treasury Bond Fund*                                  6,150       (498,704)
   iShares Silver Trust*                                     850       (104,975)
   CurrencyShares Swiss Franc Trust*                       1,620       (132,889)
   iShares Lehman 20+ Year
      Treasury Bond Fund*                                  5,820       (495,689)
   CurrencyShares Japanese Yen Trust*                      9,660       (784,778)
   Streettracks Gold Trust*                                3,510       (225,588)
                                                                   ------------

TOTAL COMMON STOCKS SOLD SHORT
   (Proceeds $2,228,136)                                             (2,242,623)
                                                                   ------------

                                                                   ============

TOTAL INVESTMENTS 99.2%
   (Cost $139,328,324)                                             $140,040,806
                                                                   ------------
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.8%                       $  1,182,096
                                                                   ------------
NET ASSETS - 100.0%                                                $141,222,902

*     Non-Income Producing Security.


--------------------------------------------------------------------------------

MANAGED FUTURES STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           June 30, 2007
--------------------------------------------------------------------------------

+ All or a portion of this security is held as short security collateral at June 30, 2007.


--------------------------------------------------------------------------------

ESSENTIAL PORTFOLIO CONSERVATIVE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          June 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
MUTUAL FUNDS 97.2%
   Rydex Series Funds - Government
      Long Bond Advantage -- Fund Class A+             159,397   $    1,598,754
   Rydex Series Funds - U.S.
      Government Money Market Fund Class A+          1,562,513        1,562,513
   Rydex Series Funds - Europe
      Advantage Fund -- Class A+                        45,331        1,209,881
   Rydex Series Funds - Absolute
      Return Strategies Fund -- Class A+                40,961        1,121,927
   Rydex Series Funds - Large Cap
      Value Fund -- Class A+                            24,971          869,978
   Rydex Series Funds - Commodities
      Fund Class A+*                                    17,335          420,554
   Rydex Series Funds - Multi-Cap
      Core Equity Fund -- Class A+                      21,319          379,908
   Rydex Series Funds - Real Estate
      Fund -- Class A+                                   9,474          369,961
   Rydex Series Funds - Mid Cap
      Growth Fund -- Class A+                            9,597          315,368
   Rydex Series Funds - Mid Cap
      Value Fund -- Class A+                             7,433          278,498
   Rydex Series Funds - Large Cap
      Growth Fund -- Class A+*                           7,691          220,116
   Rydex Series Funds - Sector
      Rotation Fund -- Class A+                         11,707          181,581
   Rydex Series Funds - Hedged
      Equity Fund Class A+                               6,630          180,788
   Rydex Series Funds - Small Cap
      Growth Fund -- Class A+*                           5,252          180,602
   Rydex Series Funds - Small Cap
      Value Fund -- Class A+                             4,968          180,086
                                                                 --------------

TOTAL MUTUAL FUNDS
   (Cost $8,785,543)                                                  9,070,515
                                                                 --------------

TOTAL INVESTMENTS 97.2%
(Cost $8,785,543)                                                $    9,070,515
                                                                 --------------
OTHER ASSETS IN EXCESS OF LIABILITIES - 2.8%                     $      260,398
                                                                 --------------
NET ASSETS - 100.0%                                              $    9,330,913

+     Affiliated Funds

*     Non-Income Producing Security.


--------------------------------------------------------------------------------

ESSENTIAL PORTFOLIO MODERATE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          June 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
MUTUAL FUNDS 98.0%
   Rydex Series Funds - Europe
      Advantage Fund -- Class A+                       271,994   $    7,259,513
   Rydex Series Funds - Japan
      Advantage Fund -- Class A+                       216,357        5,155,783
   Rydex Series Funds - Absolute
      Return Strategies Fund -- Class A+               125,109        3,426,747
   Rydex Series Funds - Government Long Bond
      Advantage -- Fund Class A+                       331,648        3,326,426
   Rydex Series - OTC Fund Class A*+                   264,579        3,278,133
   Rydex Series Funds - Commodities Fund Class A*+     125,840        3,052,867
   Rydex Series Funds - Large
      Cap Value Fund -- Class A+                        86,511        3,014,048
   Rydex Series Trust - Nova
      Fund Class A+                                     90,755        2,906,897
   Rydex Series Funds - Real
      Estate Fund -- Class A+                           72,911        2,847,172
   Rydex Series Funds - Mid Cap
      Growth Fund -- Class A+                           60,629        1,992,269
   Rydex Series Funds - Mid Cap
      Value Fund -- Class A+                            49,740        1,863,759
   Rydex Series Funds - Small
      Cap Value Fund -- Class A+                        41,172        1,492,482
   Rydex Series Funds - Multi-Cap Core Equity
      Fund -- Class A+                                  64,074        1,141,800
   Rydex Series Funds - Sector
      Rotation Fund -- Class A+                         73,412        1,138,622
   Rydex Series Funds - Small
      Cap Growth Fund -- Class A*+                      32,016        1,101,041
   Rydex Series Funds - Hedged
      Equity Fund Class A+                              36,031          982,577
   Rydex Series Funds - Large
      Cap Growth Fund -- Class A*+                      31,857          911,747

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
   Rydex Series Funds - Russell
      2000 Advantage Fund Class A+                      22,935   $      904,338
                                                                 --------------

TOTAL MUTUAL  FUNDS
   (Cost $43,286,836)                                                45,796,221
                                                                 --------------

TOTAL INVESTMENTS 98.0%
   (Cost $43,286,836)                                            $   45,796,221
                                                                 --------------
OTHER ASSETS IN EXCESS OF LIABILITIES - 2.0%                     $      911,845
                                                                 --------------

NET ASSETS - 100.0%                                              $   46,708,066

*     Non-Income Producing Security.

+     Affiliated Funds


--------------------------------------------------------------------------------

ESSENTIAL PORTFOLIO AGGRESSIVE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                          June 30, 2007
--------------------------------------------------------------------------------

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
MUTUAL FUNDS 99.9%
   Rydex Series Funds - Japan
      Advantage Fund -- Class A+                       193,395   $    4,608,592
   Rydex Dynamic Funds - Dynamic
      OTC Fund -- Class A+*                            135,884        3,667,503
   Rydex Dynamic Funds - Dynamic
      S&P 500 Fund -- Class A+                          69,610        3,630,153
   Rydex Series Funds - Europe
      Advantage Fund -- Class A+                       121,097        3,232,066
   Rydex Series Funds - Real
      Estate Fund -- Class A                            67,087        2,619,763
   Rydex Series Funds - Small
      Cap Value Fund -- Class A+                        49,438        1,792,132
   Rydex Series Funds - Russell
      2000 Advantage Fund Class A+                      40,690        1,604,413
   Rydex Series Funds -
       Commodities Fund Class A+*                       66,104        1,603,695
   Rydex Series Funds -
      Government Long Bond
      Advantage -- Fund Class A+                       137,572        1,379,843
   Rydex Series Funds - Mid Cap
      Growth Fund -- Class A+                           37,860        1,244,092
   Rydex Series Funds - Small
      Cap Growth Fund -- Class A+*                      34,826        1,197,667
   Rydex Series Funds - Absolute
      Return Strategies Fund -- Class A+                40,705        1,114,912
   Rydex Series Funds - Mid Cap
      Value Fund -- Class A+                            28,295        1,060,227
   Rydex Series Funds - Sector
      Rotation Fund -- Class A+                         50,835          788,457
   Rydex Series Funds - Large
      Cap Value Fund -- Class A+                        22,620          788,083
   Rydex Series Funds - Hedged
      Equity Fund Class A+                              23,694          646,134
   Rydex Series Funds - Large
      Cap Growth Fund -- Class A+*                      22,458          642,757

                                                                         MARKET
                                                        SHARES            VALUE
-------------------------------------------------------------------------------
   Rydex Series Funds - Multi-Cap Core Equity
      Fund -- Class A+                                  36,024   $      641,939
                                                                 --------------

TOTAL MUTUAL FUNDS
   (Cost $30,212,375)                                                32,262,428
                                                                 --------------

TOTAL INVESTMENTS 99.9%
   (Cost $30,212,375)                                            $   32,262,428
                                                                 --------------
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%                     $       21,268
                                                                 --------------
NET ASSETS - 100.0%                                              $   32,283,696

+     Affiliated Funds

*     Non-Income Producing Security.


--------------------------------------------------------------------------------

HIGH YIELD STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           June 30, 2007
--------------------------------------------------------------------------------

                                                           FACE          MARKET
                                                         AMOUNT           VALUE
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 100.2%
Collateralized by U.S Treasury Obligations

   Mizuho Financial Group, Inc.
      issued 06/29/07 at 4.50%
      due 07/02/07                                    $1,417,674      1,417,674
   Credit Suisse Group issued
      06/29/07 at 4.45% due 07/02/07                     425,579        425,579
   Morgan Stanley issued
      06/29/2007 at 4.25% due 07/02/07                    93,959         93,959
   Lehman Brothers Holdings,
      Inc. issued 06/29/07 at 4.15%
      due 07/02/07                                     1,436,814      1,436,814
   Morgan Stanley issued
      06/29/2007 at 4.14% due 07/02/07                   226,607        226,607
                                                                   ------------

TOTAL REPURCHASE AGREEMENTS
   (Cost $3,600,633)                                                  3,600,633
                                                                   ------------

TOTAL INVESTMENTS 100.2%
   (Cost $3,600,633)                                               $  3,600,633
                                                                   ------------
LIABILITIES IN EXCESS OF OTHER ASSETS - (1.8)%                     $    (63,109)
                                                                   ------------
NET ASSETS - 100.0%                                                $  3,537,524

--------------------------------------------------------------------------------
                                                                     UNREALIZED
                                                       CONTRACTS           LOSS
--------------------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
September 2007 U.S. 5 Year
Treasury Note Futures Contracts
   (Aggregate Market Value of
   Contracts $3,434,578)                                      33   $     (8,924)
                                                                   ------------

                                                        NOTIONAL
                                                       PRINCIPAL
CREDIT DEFAULT SWAP AGREEMENT PROTECTION SOLD
   Dow Jones CDX North America
      Investment Grade Swap
      Agreement, Series 8
      Protection Premium Rate 0.40%
      Terminating 06/20/12                            $3,200,000   $    (79,500)
                                                                   ============


--------------------------------------------------------------------------------

INVERSE HIGH YIELD STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           June 30, 2007
--------------------------------------------------------------------------------

                                                            FACE         MARKET
                                                          AMOUNT          VALUE
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 92.1%
Collateralized by U.S. Treasury Obligations

   Mizuho Financial Group, Inc.
      issued 06/29/07 at 4.50%
      due 07/02/07                                  $  6,167,039   $  6,167,039
   Credit Suisse Group issued
      06/29/07 at 4.45% due 07/02/07                   1,851,314      1,851,314
   Morgan Stanley issued
      06/29/07 at 4.25% due 07/02/07                     408,732        408,732
   Lehman Brothers Holdings, Inc.
      issued 06/29/07 at 4.15%
      due 07/02/07                                     6,250,298      6,258,298
   Morgan Stanley issued
      06/29/07 at 4.14% due 07/02/07                     985,765        985,765
                                                                   ------------

TOTAL REPURCHASE AGREEMENTS
   (Cost $15,663,148)                                                15,663,148
                                                                   ------------

TOTAL INVESTMENTS 92.1%
   (Cost $15,663,148)                                              $ 15,663,148
                                                                   ------------
OTHER ASSETS IN EXCESS OF LIABILITIES - 7.9%                       $  1,350,164
                                                                   ------------
NET ASSETS - 100.0%                                                $ 17,013,312

--------------------------------------------------------------------------------
                                                                     UNREALIZED
                                                       CONTRACTS     GAIN(LOSS)
--------------------------------------------------------------------------------
FUTURES CONTRACTS SOLD SHORT
September 2007 U.S. 5 Year Treasury Note Futures
Contracts
   (Aggregate Market Value of Contracts
   $14,362,781)                                              138   $    (22,195)
                                                                   ------------

                                                        NOTIONAL
                                                       PRINCIPAL
CREDIT DEFAULT SWAP AGREEMENT PROTECTION PURCHASED
   Dow Jones CDX North American
      Investment Grade Swap
      Agreement, Series 8
      Protection Premium Rate 0.40%
      Terminating 06/20/12                          $ 15,700,000   $    390,063
                                                                   ------------


--------------------------------------------------------------------------------

SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles and are consistently followed by the Trust.

A. Effective May 31, 2006, the Trust began calculating a net asset value per share ("NAV") twice each business day, first in the morning and again in the afternoon for the Russell 2000(R) Fund and the S&P 500 Fund. All other Funds in the Trust will price at the afternoon NAV. The morning NAV is calculated at 10:45 a.m., Eastern Time, and the afternoon NAV is calculated at the close of the New York Stock Exchange ("NYSE"), usually 4:00 p.m., Eastern Time. The NAV is calculated using the current market value of each Fund's total assets as of the respective time of calculation. These financial statements are based on the June 30, 2007 afternoon NAV.

B. All equity securities for the morning NAV are valued at the current sales price as of 10:45 a.m., Eastern Time, on the valuation date. Equity securities listed on an exchange NYSE or American Stock Exchange are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m., Eastern Time, on the valuation date for the afternoon NAV. Equity securities listed on the Nasdaq market system are valued at the Nasdaq Official Closing Price, usually as of 4:00 p.m., Eastern Time, on the valuation date. Listed options held by the Trust are valued at the Official Settlement Price listed by the exchange, usually as of 4:00 p.m., Eastern Time. Over-the-Counter options held by the Trust are valued using the average bid price obtained from one or more security dealers. The value of futures contracts purchased and sold by the Trust are accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued as of the spot price at 10:45 a.m., Eastern Time, on the valuation date for the morning pricing cycle. Financial futures contracts are valued at the last quoted sales price, usually as of 4:00 p.m., Eastern Time, on the valuation date for the afternoon NAV cycle. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., Eastern Time, the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m., Eastern Time, to determine if fair valuation would provide a more accurate valuation. Short-term securities, if any, are valued at amortized cost, which approximates market value.

Debt securities with a maturity greater than 60 days, are valued at the last traded fill price at the close of the Fund's pricing cycle, unless no trades were executed. If there are no trades, a security is valued at the reported bid price, at the close of the Funds' pricing cycle, usually 4:00 p.m., Eastern Time.

Structured notes are valued in accordance with the terms of their agreement at the value of the underlying index close, usually 4:00 p.m., Eastern Time, adjusted for any interest accruals and financing charges. If the securities comprising the underlying index cease trading before a Fund's close of business, the index will be fair valued with the use of an appropriate market indicator.

Traditional open-end investment companies ("Mutual Funds") are valued at their NAV as of the close of business, usually 4:00 p.m., Eastern Time, on the valuation date. Exchange Traded Funds and closed-end investment companies are valued at the last quoted sales price.

The value of domestic equity index and credit default swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the last quoted value of the index that the swap pertains to at the close of the NYSE, usually 4:00 p.m., Eastern Time. The swap's market value is then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreements.

The value of foreign equity index, and currency index swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the price at which orders are being filled at the close of the NYSE, usually 4:00 p.m., Eastern Time. In the event that no order is filled at 4:00 p.m., Eastern Time, the security dealer provides a fair value quote at which the swap agreement is valued. The swap's market value is then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreements.

Investments, including structured notes, for which market quotations are not readily available, are valued at fair value as determined in good faith by Rydex Investments under the direction of the Board of Trustees using methods established or ratified by the Board of Trustees. These methods include, but are not limited to: (i) general information as to how these securities and assets trade; (ii) in connection with futures contracts and options thereupon, and other derivative investments, information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market; and (iii) other information and considerations, including current values in related-markets.

C. Securities transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Interest income, including amortization of premiums and accretion of discount, is accrued on a daily basis.

D. Net investment income is computed and dividends are declared daily in the Government Long Bond Advantage Fund and the U.S. Government Money Market Fund. Income dividends in these Funds are accrued daily. Dividends are reinvested in additional shares unless shareholders request payment in cash. Distributions of net investment income in the remaining Funds and distributions of net realized capital gains in all Funds are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for items such as deferral of wash sales and post-October losses and regulated futures contracts and options. Net investment income and loss, net realized gains and losses, and net assets are not affected by these differences.

E. When a Fund engages in a short sale, an amount equal to the proceeds is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to- market to reflect the market value of the short sale. The Fund maintains a segregated account of cash and/or securities as collateral for short sales. The Fund is exposed to market risk based on the amount, if any, that the market value of the security exceeds the market value of the securities in the segregated account. Fees, if any, paid to brokers to borrow securities in connection with short sales are considered part of the cost of short sale transactions. In addition, the Fund must pay out the dividend rate of the equity or coupon rate of the treasury obligation to the lender and records this as an expense.

F. Upon the purchase of an option by a Fund, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, that Fund will realize a loss in the amount of the cost of the option. When a Fund enters into a closing sale transaction, that Fund will realize a gain or loss depending on whether the proceeds from the closing sale transaction are greater or less than the cost of the option. When a Fund exercises a put option, that Fund will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When a Fund exercises a call option, the cost of the security purchased by that Fund upon exercise will be increased by the premium originally paid. When a Fund writes (sells) an option, an amount equal to the premium received is entered in that Fund's accounting records as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. When a written option expires, or if a Fund enters into a closing purchase transaction, that Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold).

G. The Trust may enter into stock and bond index futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specified future delivery date and at a specific price. Upon entering into a contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

H. The Trust may enter into domestic equity index swap agreements, which are over-the-counter contracts in which one party agrees to make periodic payments based on the change in market value of a specified equity security, basket of equity securities, equity index, or domestic currency index, in return for periodic payments based on a fixed or variable interest rate or the change in market value of a different equity security, basket of equity securities, equity index, or domestic currency index. Swap agreements are used to obtain exposure to an equity or market without owning or taking physical custody of securities. Domestic equity index swap agreements are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of a domestic equity index swap agreement or termination of the agreement are recognized as realized gains or losses.

The Trust may enter into credit default swap agreements where one party, the protection buyer, makes an upfront or periodic payment to a counterparty, the protection seller, in exchange for the right to receive a contingent payment. The maximum amount of the payment may equal the notional amount, at par, of the underlying index or security as a result of a related credit event. Upfront payments received or made by a Fund, are amortized over the expected life of the agreement. Periodic payments received or paid by a Fund are recorded as realized gains or losses. The credit default contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses.

I. The Trust may invest in structured notes, which are over-the- counter contracts linked to the performance of an underlying benchmark such as interest rates, equity markets, equity indices, commodities indices, corporate credits or foreign exchange markets. A structured note is a type of bond in which an issuer borrows money from investors and pays back the principal, adjusted for performance of the underlying benchmark, at a specified maturity date. In addition, the contract may require periodic interest payments. Structured notes are used to obtain exposure to a market without owning or taking physical custody of securities or commodities. Fluctuations in value of the structured notes are recorded as unrealized gains and losses in the accompanying financial statements. Net payments are recorded as net realized gains/losses.

J. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Trust does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain and loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized exchange gains and losses arise from changes in the fair values of assets and liabilities other than investments in securities at the fiscal period end, resulting from changes in exchange rates.

K. The Trust may enter into forward currency contracts primarily to hedge against foreign currency exchange rate risks on its non-U.S. dollar denominated investment securities. When entering into a forward currency contract, a Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and the corresponding unrealized gain or loss on the contracts, as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statement of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statement of Operations.

L. The Funds may also purchase American Depository Receipts, U.S. Government securities, and enter into repurchase agreements.

M. Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Schedules of Investments reflect the discount rates paid at the time of purchase by the Funds. Other securities bear interest at the rates shown, payable at fixed dates through maturity.

NEW ACCOUNTING PRONOUNCEMENTS

On September 15, 2006, the FASB released Statement of Financial Accounting Standard No. 157 ("FAS 157") Fair Value Measurement which provided enhanced guidance for using fair value to measure assets and liabilities. The standard requires companies to provide expanded information about the assets and liabilities measured at fair value and the potential effect of these fair valuations on an entity's financial performance. The standard does not expand the use of fair value in any new circumstances, but provides clarification on acceptable fair valuation methods and applications. Adoption of FAS 157 is required for fiscal years beginning after November 15, 2007. The standard is not expected to materially impact the Funds' financial statements.

ACQUISITION OF RYDEX INVESTMENTS AND THE DISTRIBUTOR

On June 28, 2007, Rydex NV, Inc. and Security Benefit Corporation ("Security Benefit") entered into an agreement pursuant to which Rydex Investments, together with several other Rydex entities, will be acquired by Security Benefit, a financial services firm that provides a broad variety of financial programs to investors in the advisor, banking, education, government, institutional, and qualified plan markets (the "Transaction"). Upon completion of the Transaction, Rydex Investments and the Distributor will be wholly-owned subsidiaries of Security Benefit. While the Transaction will have no material impact on the Funds or their shareholders, it will result in a change of control of Rydex Investments, which in turn will cause the termination of the investment advisory agreement between Rydex Investments and the Funds. As a result, a Special Meeting of Shareholders (the "Meeting") of the Funds will be scheduled for the purpose of asking shareholders of record on August 6, 2007, to approve a new investment advisory agreement between Rydex Investments and the Funds under substantially the same terms as the previous investment advisory agreement (the "New Agreement"). If approved by shareholders, the New Agreement will take effect upon the closing of the Transaction, which is currently anticipated to occur in the 4th Quarter of 2007. Shareholders of the Funds will receive additional, and more detailed, information about the Transaction and the approval of the New Agreement, including the date of the Meeting, as that information becomes available. The Transaction will have no impact on the day-to-day operations of Rydex Investments, the fees payable to Rydex Investments under the New Agreement, or the persons responsible for the management of the Funds. Thus, the Transaction should have no impact on the Funds' shareholders.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation on August 24, 2007, the President (principal executive officer) and the Treasurer (principal financial officer) of the Rydex Series Funds (the "Trust") believe that there were no significant deficiencies in the design or operation of the internal controls of the Trust or Rydex Global Advisors ("RGA"), the investment advisor and manager of the Trust, or Rydex Distributors, Inc. ("RD"), which acts as distributor for the Trust, including disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) which would have adversely affected the ability of the Trust or RGA on behalf of the Trust, to record, process, summarize, and report the subject matter contained in this Report, and the President and Treasurer of the Trust have identified no material weaknesses in such internal controls on behalf of the Trust.

There was no fraud, whether or not material, involving officers or employees of RGA, RD, or the Trust who have a significant role in the Trust's internal controls, including disclosure controls and procedures (as defined in Rule
30a-3(c) under the Investment Company Act of 1940) that has come to the attention of the Advisor or the officers of the Trust, including its President and Treasurer.

(b) There were no significant changes in the Trust's and RGA's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the last fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications by the President (principal executive officer) and Treasurer (principal financial officer) of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached.

                                                                        EX.-3(i)

                                 CERTIFICATIONS

I, Carl G. Verboncoeur, certify that:

1. I have reviewed this report on Form N-Q of Rydex Series Funds;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: August 24, 2007

                                             /s/ Carl G. Verboncoeur
                                            ---------------------------
                                            Carl G. Verboncoeur
                                            President

                                                                       EX.-3(ii)

                                 CERTIFICATIONS

I, Nick Bonos, certify that:

1. I have reviewed this report on Form N-Q of Rydex Series Funds;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: August 24, 2007

                                             /s/ Nick Bonos
                                            ---------------------------
                                            Nick Bonos
                                            Vice President & Treasurer

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Rydex Series Funds

By (Signature and Title)*  /s/ Carl G. Verboncoeur
                         -------------------------------------------------------
                                      Carl G. Verboncoeur, President

Date August 24, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Carl G. Verboncoeur
                         -------------------------------------------------------
                                       Carl G. Verboncoeur, President

Date August 24, 2007

By (Signature and Title)*  /s/ Nick Bonos
                         -------------------------------------------------------
                                     Nick Bonos, Vice President & Treasurer

Date August 24, 2007

* Print the name and title of each signing officer under his or her signature.